UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number:	811-07064

Exact name of registrant as specified in charter:	The Target Portfolio Trust

Address of principal executive offices:	Gateway Center 3,
100 Mulberry Street,
Newark, New Jersey 07102

Name and address of agent for service:	Deborah A. Docs
Gateway Center 3,
100 Mulberry Street,
Newark, New Jersey 07102

Registrant’s telephone number, including area code:	800-225-1852

Date of fiscal year end:	07/31/2015

Date of reporting period:	1/31/2015

Item 1 – Reports to Stockholders –

PRUDENTIAL INVESTMENTS»MUTUAL FUNDS

THE TARGET PORTFOLIO TRUST®

SEMIANNUAL REPORT • JANUARY 31, 2015

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.

The views expressed in this report and information about each Portfolio’s securities are for the period covered by this report and are subject to change thereafter.

The accompanying financial statements as of January 31, 2015, were not audited and, accordingly, no auditor’s opinion is expressed on them.

Target Funds are distributed by Prudential Investment Management Services LLC, a Prudential Financial company and member SIPC. © 2015 Prudential Financial, Inc. and its related entities. Prudential Investments LLC, Prudential, the Prudential logo, the Rock symbol, Bring Your Challenges, Target Funds, and Target Portfolio Trust are service marks of Prudential Financial, Inc. and its related entities, registered in many jurisdictions worldwide.

March 16, 2015

Dear Shareholder:

We hope you find the semiannual report for Target informative and useful. The report covers performance for the six-month period that ended January 31, 2015.

We recognize that ongoing market volatility may make it a difficult time to be an investor. We continue to believe a prudent response to uncertainty is to maintain a diversified portfolio of funds consistent with your tolerance for risk, time horizon, and financial goals.

Your financial advisor can help you stay informed of important developments and assist you in creating a diversified investment plan that may include funds covering all the basic asset classes and that reflects your personal investor profile and risk tolerance. Keep in mind, however, that diversification and asset allocation strategies do not assure a profit or protect against loss in declining markets.

Prudential Investments® is dedicated to helping you solve your toughest investment challenges—whether it’s capital growth, reliable income, or protection from market volatility and other risks.

Thank you for your continued confidence.

Sincerely,

Stuart S. Parker, President

The Target Portfolio Trust

The TARGET Portfolio Trust	1

Target Large Capitalization Growth Portfolio

Performance (Unaudited)

Performance data quoted represent past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the past performance data quoted. An investor may obtain performance data as of the most recent month-end by visiting our website at www.prudentialfunds.com or by calling (800) 225-1852.

Cumulative Total Returns as of 1/31/15
	Six Months	One Year	Five Years	Ten Years	Since Inception
Class R	3.38%	7.03%	88.95%	N/A	63.31% (8/22/06)
Class T	3.63	7.56	93.87	87.60%	—
Russell 1000® Growth Index	6.34	14.59	114.53	130.16	—
S&P 500 Index	4.36	14.20	106.29	108.14	—
Lipper Large-Cap Growth Funds Average	5.45	11.60	101.18	113.72	—

Average Annual Total Returns as of 12/31/14
		One Year	Five Years	Ten Years	Since Inception
Class R		7.07%	13.12%	N/A	6.35% (8/22/06)
Class T		7.59	13.68	6.33%	—
Russell 1000 Growth Index		13.05	15.81	8.49	—
S&P 500 Index		13.66	15.44	7.67	—
Lipper Large-Cap Growth Funds Average		10.49	14.10	7.61	—

Note: Expected on or about April 24, 2015 and pending shareholder approval, the Target Large Capitalization Growth Portfolio will merge into the Prudential Jennison Growth Fund.

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The returns in the tables do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or following the redemption of Portfolio shares. The average annual total returns take into account applicable sales charges, which are described for each share class in the table below.

	Class R	Class T
Maximum initial sales charge	None	None
Contingent deferred sales charge (CDSC) (as a percentage of the lower of original purchase price or net asset value at redemption)	None	None
Annual distribution and service (12b-1) fees (shown as a percentage of average daily net assets)	.75% (.50% currently)	None

Benchmark Definitions

Russell 1000 Growth Index

The Russell 1000 Growth Index is an unmanaged index which contains those securities in the Russell 1000 Index with an above-average growth orientation. Companies in this index tend to exhibit higher price-to-book and price-to-earnings ratios, lower dividend yields, and higher forecasted growth rates.

S&P 500 Index

The Standard & Poor’s 500 Composite Stock Price Index (S&P 500 Index) is an unmanaged index of 500 stocks of large U.S. companies. It gives a broad look at how stock prices have performed.

Lipper Large-Cap Growth Funds Average

Lipper Large-Cap Growth funds invest at least 75% of their equity assets in companies with market capitalizations (on a three-year weighted basis) above Lipper’s U.S. Diversified Equity (USDE) large-cap floor. Large-cap growth funds typically have an above-average price-to-earnings ratio, price-to-book ratio, and three-year sales-per-share growth value compared with the S&P 500 Index.

Benchmark Inception Returns

Large Capitalization Growth Portfolio—Russell 1000 Growth Index Closest Month-End to Inception cumulative total return as of 1/31/15 is 110.90% for Class R. Russell 1000 Growth Index Closest Month-End to Inception average annual total return as of 12/31/14 is 9.57% for Class R. S&P 500 Index Closest Month-End to Inception cumulative total return as of 1/31/15 is 82.97% for Class R. S&P 500 Index Closest Month-End to Inception average annual total return as of 12/31/14 is 7.91% for Class R. Lipper Average Closest Month-End to Inception cumulative total return as of 1/31/15 is 96.43% for Class R. Lipper Average Closest Month-End to Inception average annual total return as of 12/31/14 is 8.57% for Class R.

Investors cannot invest directly in an index or average. The returns for the benchmark indexes would be lower if they reflected deduction for portfolio operating expenses, sales charges, or taxes.

The Lipper Average represents returns based on an average of all funds in the respective Lipper category for the periods noted. The returns for the Lipper Average reflect the deduction of operating expenses, but not sales charges or taxes.

The TARGET Portfolio Trust	3

Target Large Capitalization Value Portfolio

Performance (Unaudited)

Performance data quoted represent past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the past performance data quoted. An investor may obtain performance data as of the most recent month-end by visiting our website at www.prudentialfunds.com or by calling (800) 225-1852.

Cumulative Total Returns as of 1/31/15
	Six Months	One Year	Five Years	Ten Years	Since Inception
Class R	2.37%	12.25%	87.25%	N/A	38.99% (8/22/06)
Class T	2.65	12.81	92.01	70.34%	—
Russell 1000® Value Index	2.33	12.93	102.38	97.73	—
S&P 500 Index	4.36	14.20	106.29	108.14	—
Lipper Large-Cap Value Funds Average	0.88	10.02	85.78	81.97	—

Average Annual Total Returns as of 12/31/14
		One Year	Five Years	Ten Years	Since Inception
Class R		12.42%	13.73%	N/A	4.56% (8/22/06)
Class T		12.99	14.29	5.69%	—
Russell 1000 Value Index		13.45	15.42	7.30	—
S&P 500 Index		13.66	15.44	7.67	—
Lipper Large-Cap Value Funds Average		10.60	13.46	6.35	—

Note: Expected on or about May 15, 2015 and pending shareholder approval, the Target Large Capitalization Value Portfolio will merge into the Prudential Strategic Value Fund.

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The returns in the tables do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or following the redemption of Portfolio shares. The average annual total returns take into account applicable sales charges, which are described for each share class in the table below.

	Class R	Class T
Maximum initial sales charge	None	None
Contingent deferred sales charge (CDSC) (as a percentage of the lower of original purchase price or net asset value at redemption)	None	None
Annual distribution and service (12b-1) fees (shown as a percentage of average daily net assets)	.75% (.50% currently)	None

Benchmark Definitions

Russell 1000 Value Index

The Russell 1000 Value Index is an unmanaged index which contains those securities in the Russell 1000 Index with a below-average growth orientation. Companies in this index generally have lower price-to-book and price-to-earnings ratios, higher dividend yields, and lower forecasted growth values.

S&P 500 Index

The Standard & Poor’s 500 Composite Stock Price Index (S&P 500 Index) is an unmanaged index of 500 stocks of large U.S. companies. It gives a broad look at how stock prices have performed.

Lipper Large-Cap Value Funds Average

Lipper Large-Cap Value funds invest at least 75% of their equity assets in companies with market capitalizations (on a three-year weighted basis) above Lipper’s U.S. Diversified Equity (USDE) large-cap floor. Large-cap value funds typically have a below-average price-to-earnings ratio and three-year sales-per-share growth value compared with the S&P 500 Index.

Benchmark Inception Returns

Large Capitalization Value Portfolio—Russell 1000 Value Index Closest Month-End to Inception cumulative total return as of 1/31/15 is 63.48% for Class R. Russell 1000 Value Index Closest Month-End to Inception average annual total return as of 12/31/14 is 6.60% for Class R. S&P 500 Index Closest Month-End to Inception cumulative total return as of 1/31/15 is 82.97% for Class R. S&P 500 Index Closest Month-End to Inception average annual total return as of 12/31/14 is 7.91% for Class R. Lipper Average Closest Month-End to Inception cumulative total return as of 1/31/15 is 55.87% for Class R. Lipper Average Closest Month-End to Inception average annual total return as of 12/31/14 is 5.95% for Class R.

Investors cannot invest directly in an index or average. The returns for the benchmark indexes would be lower if they reflected deduction for portfolio operating expenses, sales charges, or taxes.

The Lipper Average represents returns based on an average of all funds in the respective Lipper category for the periods noted. The returns for the Lipper Average reflect the deduction of operating expenses, but not sales charges or taxes.

The TARGET Portfolio Trust	5

Target Small Capitalization Growth Portfolio

Performance (Unaudited)

Performance data quoted represent past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the past performance data quoted. An investor may obtain performance data as of the most recent month-end by visiting our website at www.prudentialfunds.com or by calling (800) 225-1852.

Cumulative Total Returns as of 1/31/15
	Six Months	One Year	Five Years	Ten Years	Since Inception
Class R	6.50%	0.09%	98.58%	N/A	46.06% (8/22/06)
Class T	6.77	0.57	103.45	61.22%	—
Russell 2000® Growth Index	7.46	5.01	122.32	132.27	—
Russell 2000® Index	4.72	4.41	106.94	113.36	—
Lipper Small-Cap Growth Funds Average	5.02	1.30	112.71	118.48	—

Average Annual Total Returns as of 12/31/14
		One Year	Five Years	Ten Years	Since Inception
Class R		3.18%	14.23%	N/A	5.09% (8/22/06)
Class T		3.73	14.80	4.92%	—
Russell 2000 Growth Index		5.60	16.80	8.54	—
Russell 2000 Index		4.89	15.55	7.77	—
Lipper Small-Cap Growth Funds Average		2.23	15.75	7.91	—

Note: Expected on or about May 1, 2015 and pending shareholder approval, the Target Small Capitalization Growth Portfolio will merge into the Prudential Jennison Small Company Fund, Inc.

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The returns in the tables do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or following the redemption of Portfolio shares. The average annual total returns take into account applicable sales charges, which are described for each share class in the table below.

	Class R	Class T
Maximum initial sales charge	None	None
Contingent deferred sales charge (CDSC) (as a percentage of the lower of original purchase price or net asset value at redemption)	None	None
Annual distribution and service (12b-1) fees (shown as a percentage of average daily net assets)	.75% (.50% currently)	None

Benchmark Definitions

Russell 2000 Growth Index

The Russell 2000 Growth Index is an unmanaged index which contains those securities in the Russell 2000 Index with an above-average growth orientation. Companies in this index generally have higher price-to-book and price-to-earnings ratios.

Russell 2000 Index

The Russell 2000 Index is an unmanaged index of the stocks of the 2,000 smallest U.S. companies included in the Russell 3000 Index. It gives an indication of how the stock prices of smaller companies have performed.

Lipper Small-Cap Growth Funds Average

Lipper Small-Cap Growth funds invest at least 75% of their equity assets in companies with market capitalizations (on a three-year weighted basis) below Lipper’s U.S. Diversified Equity (USDE) small-cap ceiling. Small-cap growth funds typically have an above-average price-to-earnings ratio, price-to-book ratio, and three-year sales-per-share-growth value compared with the S&P SmallCap 600 Index.

Benchmark Inception Returns

Small Capitalization Growth Portfolio—Russell 2000 Growth Index Closest Month-End to Inception cumulative total return as of 1/31/15 is 105.74% for Class R. Russell 2000 Growth Index Closest Month-End to Inception average annual total return as of 12/31/14 is 9.35% for Class R. Russell 2000 Index Closest Month-End to Inception cumulative total return as of 1/13/15 is 81.42% for Class R. Russell 2000 Index Closest Month-End to Inception average annual total return as of 12/31/14 is 7.83% for Class R. Lipper Average Closest Month-End to Inception cumulative total return as of 1/31/15 is 93.74% for Class R. Lipper Average Closest Month-End to Inception average annual total return as of 12/31/14 is 8.50% for Class R.

Investors cannot invest directly in an index or average. The returns for the benchmark indexes would be lower if they reflected deduction for portfolio operating expenses, sales charges, or taxes.

The Lipper Average represents returns based on an average of all funds in the respective Lipper category for the periods noted. The returns for the Lipper Average reflect the deduction of operating expenses, but not sales charges or taxes.

The TARGET Portfolio Trust	7

Target Small Capitalization Value Portfolio

Performance (Unaudited)

Performance data quoted represent past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the past performance data quoted. An investor may obtain performance data as of the most recent month-end by visiting our website at www.prudentialfunds.com or by calling (800) 225-1852.

Cumulative Total Returns as of 1/31/15
	Six Months	One Year	Five Years	Ten Years	Since Inception
Class A	0.97%	N/A	N/A	N/A	2.66% (2/14/14)
Class Q	N/A	N/A	N/A	N/A	1.25 (9/25/14)
Class R	0.83	4.37%	92.92%	N/A	86.46 (8/22/06)
Class T	1.05	4.86	97.91	133.14%	—
Russell 2000® Value Index	2.02	3.90	92.25	94.07	—
Russell 2000 Index	4.72	4.41	106.94	113.36	—
Lipper Small-Cap Value* Funds Average	–0.09	2.85	92.78	103.31	—
Lipper Small-Cap Core* Funds Average	1.90	3.65	96.35	109.86	—

Average Annual Total Returns as of 12/31/14
		One Year	Five Years	Ten Years	Since Inception
Class A		N/A	N/A	N/A	N/A (2/14/14)
Class Q		N/A	N/A	N/A	N/A (9/25/14)
Class R		5.37%	14.52%	N/A	8.40% (8/22/06)
Class T		5.89	15.10	9.24%	—
Russell 2000 Value Index		4.22	14.26	6.89	—
Russell 2000 Index		4.89	15.55	7.77	—
Lipper Small-Cap Value* Funds Average		3.49	14.45	7.45	—
Lipper Small-Cap Core* Funds Average		3.85	14.41	7.69	—

*The Portfolio was compared to the Lipper Small-Cap Value Funds Performance Universe although Lipper classifies the Portfolio in the Lipper Small-Cap Core Funds Performance Universe. The Lipper Small-Cap Value Funds Performance Universe is utilized because the Portfolio’s manager believes that the funds included in this Universe provide a more appropriate basis for Portfolio performance comparisons.

Note: On January 15, 2015, Quantitative Management Associates LLC (QMA) replaced the Target Small Capitalization Value Portfolio’s former subadvisers, EARNEST Partners, LLC, NFJ Investment Group LLC, Lee

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Munder Capital Group, LLC, Vaughan Nelson Investment Management, LP, J.P. Morgan Investment Management, Inc., and Sterling Capital Management LLC.

Expected on or about May 15, 2015, and pending shareholder approval, the Prudential Small-Cap Value Fund will merge into the Target Small Capitalization Value Portfolio and the Target Small Capitalization Portfolio will be renamed as the Prudential Small Cap Value Fund.

The returns in the tables do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or following the redemption of Portfolio shares. The average annual total returns take into account applicable sales charges, which are described for each share class in the table below.

	Class A	Class Q	Class R	Class T
Maximum initial sales charge	5.50% of the public Offering price	None	None	None
Contingent deferred sales charge (CDSC) (as a percentage of the lower of original purchase price or net asset value at redemption)	1% on sales of $1 million or more made within 12 months of purchase	None	None	None
Annual distribution and service (12b-1) fees (shown as a percentage of average daily net assets)	.30% (.25% currently)	None	.75% (.50% currently)	None

Benchmark Definitions

Russell 2000 Value Index

The Russell 2000 Value Index is an unmanaged index which contains those securities in the Russell 2000 Index with a below-average growth orientation. Companies in this index generally have lower price-to-earnings ratios, higher dividend yields, and lower forecasted growth values.

Russell 2000 Index

The Russell 2000 Index is an unmanaged index of the stocks of the 2,000 smallest U.S. companies included in the Russell 3000 Index. It gives an indication of how the stock prices of smaller companies have performed.

Lipper Small-Cap Value Funds Average

Lipper Small-Cap Value funds invest at least 75% of their equity assets in companies with market capitalizations (on a three-year weighted basis) below Lipper’s US Diversified Equity (USDE) small-cap ceiling. Small-cap value funds typically have a below-average price-to-earnings ratio, price-to-book ratio, and a three-year sales-per-share growth value, compared to the S&P SmallCap 600 Index. Although Lipper classifies the Portfolio in the Lipper Small-Cap Core Funds Performance Universe, returns for the Lipper Small-Cap Value Funds Performance Universe are also shown because the Portfolio’s manager believes that the funds included in the Lipper Small-Cap Value Funds Performance Universe provide a more appropriate basis for Portfolio performance comparisons.

The TARGET Portfolio Trust	9

Target Small Capitalization Value Portfolio

Performance (continued)

Lipper Small-Cap Core Funds Average

Lipper Small-Cap Core funds invest at least 75% of their equity assets in companies with market capitalizations (on a three-year weighted basis) below Lipper’s USDE small-cap ceiling. Small-cap core funds typically have an average price-to-earnings ratio, price-to-book ratio, and three-year sales-per-share-growth value, compared to the S&P SmallCap 600 Index.

Benchmark Inception Returns

Small Capitalization Value Portfolio—Russell 2000 Value Index Closest Month-End to Inception cumulative total returns as of 1/31/15 are 3.90% for Class A, 4.84% for Class Q and 58.86% for Class R. Russell 2000 Value Index Month-End to Inception average annual total return as of 12/31/14 is 6.25% for Class R. Russell 2000 Index Closest Month-End to Inception cumulative total returns as of 1/31/15 are 4.41% for Class A, 6.20% for Class Q and 81.42% for Class R. Russell 2000 Index Closest Month-End to Inception average annual total return as of 12/31/14 is 7.83% for Class R. Lipper Small-Cap Value Funds Average Closest Month-End to Inception cumulative total returns as of 1/31/15 are 2.85% for Class A, 1.97% for Class Q and 74.04% for Class R. Lipper Small-Cap Value Funds Average Closest Month-End to Inception average annual total return as of 12/31/14 is 7.37% for Class R. Lipper Small-Cap Core Funds Average Closest Month-End to Inception cumulative total returns as of 1/31/15 are 3.65% for Class A, 3.27% for Class Q and 78.89% for Class R. Lipper Small-Cap Core Funds Average Closest Month-End to Inception average annual total return as of 12/31/14 is 7.62% for Class R. Class A shares and Class Q shares have been in existence for less than one year and have no average annual total return performance information available.

Investors cannot invest directly in an index or average. The returns for the benchmark indexes would be lower if they reflected deduction for portfolio operating expenses, sales charges, or taxes.

The Lipper Averages represent returns based on an average of all funds in the respective Lipper categories for the periods noted. The returns for the Lipper averages reflect the deduction of operating expenses, but not sales charges or taxes.

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Target International Equity Portfolio

Performance (Unaudited)

Performance data quoted represent past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the past performance data quoted. An investor may obtain performance data as of the most recent month-end by visiting our website at www.prudentialfunds.com or by calling (800) 225-1852.

Cumulative Total Return as of 1/31/15
	Six Months	One Year	Five Years	Ten Years	Since Inception
Class Q	–6.29%	–1.89%	N/A	N/A	10.50% (3/1/11)
Class R	–6.62	–2.51	29.71%	N/A	16.67 (8/22/06)
Class T	–6.33	–2.00	32.95	63.84%	—
MSCI EAFE ND Index	–6.97	–0.43	36.31	57.94	—
Lipper Customized Blend* Funds Average	–5.88	0.33	36.71	59.36	—
Lipper International* Multi-Cap Core Funds Average	–5.76	0.22	37.30	58.30	—

Average Annual Total Returns as of 12/31/14
		One Year	Five Years	Ten Years	Since Inception
Class Q		–6.98%	N/A	N/A	2.59% (3/1/11)
Class R		–7.50	4.43%	N/A	1.85 (8/22/06)
Class T		–7.09	4.95	4.80%	—
MSCI EAFE ND Index		–4.90	5.33	4.43	—
Lipper Customized Blend* Funds Average		–4.71	5.27	4.40	—
Lipper International* Multi-Cap Core Funds Average		–4.68	5.38	4.32	—

*The Portfolio was compared to the Lipper Customized Blend Funds Performance Universe although Lipper classifies the Portfolio in the Lipper International Multi-Cap Core Funds Performance Universe. The Lipper Customized Blend Funds Performance Universe is utilized because the Portfolio’s manager believes that the funds included in this Universe provide a more appropriate basis for Portfolio performance comparisons.

Note: On October 28, 2014, Lazard Asset Management LLC replaced the Target International Equity Portfolio’s former co-subadviser, Thornburg Investment Management, Inc.

The TARGET Portfolio Trust	11

Target International Equity Portfolio

Performance (continued)

The returns in the tables do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or following the redemption of Portfolio shares. The average annual total returns take into account applicable sales charges, which are described for each share class in the table below.

	Class Q	Class R	Class T
Maximum initial sales charge	None	None	None
Contingent deferred sales charge (CDSC) (as a percentage of the lower of original purchase price or net asset value at redemption)	None	None	None
Annual distribution and service (12b-1) fees (shown as a percentage of average daily net assets)	None	.75% (.50% currently)	None

Benchmark Definitions

Morgan Stanley Capital International Europe, Australasia, and Far East Net Dividend Index

The Morgan Stanley Capital International Europe, Australasia, and Far East Net Dividend Index (MSCI EAFE ND Index) is an unmanaged, weighted index that reflects stock price movements of developed country markets in Europe, Australasia, and the Far East. It gives an indication of how foreign stocks have performed. The MSCI EAFE ND Index reflects the impact of the maximum withholding taxes on reinvested dividends.

Lipper Customized Blend Funds Average

The Lipper Customized Blend Funds Average is a 50/50 blend of the Lipper International Multi-Cap Core Funds and Lipper International Large-Cap Core Funds Averages. Although Lipper classifies the Portfolio in the Lipper International Multi-Cap Core Funds Performance Universe, returns for the Lipper Customized Blend Funds Performance Universe are also shown because the Portfolio’s manager believes that the funds included in this custom blend universe provide a more appropriate basis for Portfolio performance comparisons.

Lipper International Multi-Cap Core Funds Average

Lipper International Multi-Cap Core funds invest in a variety of market capitalization ranges without concentrating 75% of their equity assets in any one market capitalization range over an extended period of time. International multi-cap core funds typically have an average price-to-cash flow ratio, price-to-book ratio, and three-year sales-per-share growth value compared to the MSCI EAFE ND Index.

Benchmark Inception Returns

International Equity Portfolio—MSCI EAFE ND Index Closest Month-End to Inception cumulative total returns as of 1/31/15 are 14.38% for Class Q and 19.46% for Class R. MSCI EAFE ND Index Closest Month-End to Inception average annual total returns as of 12/31/14 are 3.43% for Class Q and 2.10% for Class R. Lipper Customized Blend Funds Average Closest Month-End to Inception cumulative total returns as of 1/31/15 are 13.68% for Class Q and 20.09% for Class R. Lipper Customized Blend Funds Average Closest Month-End to Inception average annual total returns as of 12/31/14 are 3.18% for Class Q and 2.03% for Class R. Lipper International Multi-Cap Core Funds Average Closest Month-End to Inception cumulative total returns as of 1/31/15 are 13.94% for Class Q and 20.10% for Class R. Lipper International Multi-Cap Core Funds Average Closest Month-End to Inception average annual total returns as of 12/31/14 are 3.21% for Class Q and 2.00% for Class R.

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Investors cannot invest directly in an index or average. The returns for the benchmark indexes would be lower if they reflected deductions for portfolio operating expenses, sales charges, or taxes.

The Lipper Averages represent returns based on an average of all funds in the respective Lipper categories for the periods noted. The returns for the Lipper averages reflect the deduction of operating expenses, but not sales charges or taxes.

The TARGET Portfolio Trust	13

Target Total Return Bond Portfolio

Performance (Unaudited)

Performance data quoted represent past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the past performance data quoted. An investor may obtain performance data as of the most recent month-end by visiting our website at www.prudentialfunds.com or by calling (800) 225-1852.

Cumulative Total Returns as of 1/31/15
	Six Months	One Year	Five Years	Ten Years	Since Inception
Class R	4.06%	5.26%	22.36%	N/A	61.84% (8/22/06)
Class T	4.28	5.74	25.54	77.21%	—
Barclays US Aggregate Bond Index	4.36	6.61	25.01	60.74	—
Lipper Core Bond* Funds Average	3.36	5.83	26.04	54.28	—
Lipper Corporate Debt* BBB-Rated Funds Average	4.46	8.79	37.80	70.85	—

Average Annual Total Returns as of 12/31/14
		One Year	Five Years	Ten Years	Since Inception
Class R		4.43%	4.04%	N/A	5.65% (8/22/06)
Class T		4.92	4.55	5.68%	—
Barclays US Aggregate Bond Index		5.97	4.45	4.71	—
Lipper Core Bond* Funds Average		5.33	4.68	4.24	—
Lipper Corporate Debt* BBB-Rated Funds Average		7.07	6.37	5.28	—

*The Portfolio was compared to the Lipper Core Bond Funds Performance Universe although Lipper classifies the Portfolio in the Lipper Corporate Debt Funds BBB-Rated Performance Universe. The Lipper Core Bond Funds Performance Universe is utilized because the Portfolio’s manager believes that the funds included in this Universe provide a more appropriate basis for Portfolio performance comparisons.

Note: Expected on or about April 24, 2015 and pending shareholder approval, the Target Total Return Bond Portfolio will merge into the Prudential Total Return Bond Fund.

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The returns in the tables do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or following the redemption of Portfolio shares. The average annual total returns take into account applicable sales charges, which are described for each share class in the table below.

	Class R	Class T
Maximum initial sales charge	None	None
Contingent deferred sales charge (CDSC) (as a percentage of the lower of original purchase price or net asset value at redemption)	None	None
Annual distribution and service (12b-1) fees (shown as a percentage of average daily net assets)	.75% (.50% currently)	None

Benchmark Definitions

Barclays US Aggregate Bond Index

The Barclays US Aggregate Bond Index is an unmanaged index of investment-grade securities issued by the US government and its agencies and by corporations with between one and 10 years remaining to maturity. It gives a broad indication of how bond prices of short- and intermediate-term bonds have performed.

Lipper Core Bond Funds Average

Lipper Core Bond funds invest at least 85% in domestic investment-grade debt issues (rated in the top four grades) with any remaining investment in non-benchmark sectors such as high yield, global and emerging market debt. These funds maintain dollar-weighted average maturities of five to ten years. Although Lipper classifies the Portfolio in the Lipper Corporate Debt BBB-Rated Funds Performance Universe, returns for the Lipper Core Bond Funds Performance Universe are also shown because the Portfolio’s manager believes that the funds included in the Lipper Core Bond Funds Performance Universe provide a more appropriate basis for Portfolio performance comparisons.

Lipper Corporate Debt BBB-Rated Funds Average

Lipper Corporate Debt BBB-Rated funds invest at least 65% of their assets in corporate and government debt issues rated in the top four grades.

Benchmark Inception Returns

Total Return Bond Portfolio—Barclays US Aggregate Bond Index Closest Month-End to Inception cumulative total return as of 1/31/15 is 54.57% for Class R. Barclays US Aggregate Bond Index Closest Month-End to Inception average annual total return as of 12/31/14 is 5.10% for Class R. Lipper Core Bond Funds Average Closest Month-End to Inception cumulative total return as of 1/31/15 is 49.64% for Class R. Lipper Core Bond Funds Average Closest Month-End to Inception average annual total return as of 12/31/14 is 4.67% for Class R. Lipper Corporate Debt BBB-Rated Funds Average Closest Month-End to Inception cumulative total return as of 1/31/15 is 66.98% for Class R. Lipper Corporate Debt BBB-Rated Funds Average Closest Month-End to Inception average annual total return as of 12/31/14 is 5.95% for Class R.

The TARGET Portfolio Trust	15

Target Total Return Bond Portfolio

Performance (continued)

Investors cannot invest directly in an index or average. The returns for the benchmark indexes would be lower if they reflected deduction for portfolio operating expenses, sales charges, or taxes.

The Lipper Averages represent returns based on an average of all funds in the respective Lipper categories for the periods noted. The returns for the Lipper averages reflect the deduction of operating expenses, but not sales charges or taxes.

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Prudential Core Bond Fund

(formerly Target Intermediate-Term Bond Portfolio)

Performance (Unaudited)

Performance data quoted represent past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the past performance data quoted. An investor may obtain performance data as of the most recent month-end by visiting our website at www.prudentialfunds.com or by calling (800) 225-1852.

Cumulative Total Returns as of 1/31/15
	Six Months	One Year	Five Years	Ten Years
Class Z (formerly Class T)	1.85%	2.67%	20.85%	68.25%
Barclays Intermediate Govt./Credit Bond Index	2.76	3.89	19.32	51.60
Barclays US Aggregate Bond Index	4.36	6.61	25.01	60.74
Lipper Core Bond Funds Average	3.36	5.83	26.04	54.28

Average Annual Total Returns as of 12/31/14
		One Year	Five Years	Ten Years
Class Z (formerly Class T)		1.90%	3.86%	5.17%
Barclays Intermediate Govt./Credit Bond Index		3.13	3.54	4.10
Barclays US Aggregate Bond Index		5.97	4.45	4.71
Lipper Core Bond Funds Average		5.33	4.68	4.24

Note: Due to the Fund’s adoption of new investment policies, strategies and a new investment objective effective February 17, 2015, the Barclays Intermediate Govt./Credit Bond Index is no longer used for Fund performance comparisons. The Barclays US Aggregate Bond Index is now used for Fund performance comparisons, because the Barclays US Aggregate Bond Index is more reflective of the Fund’s new policies, strategies and investment objective.

Note: On January 22, 2015 the Prudential Fixed Income (PFI) unit of Prudential Investment Management, Inc. (PIM) replaced the Target Intermediate-Term Bond Portfolio’s former subadviser Pacific Investment Management Company LLC. (PIMCO). On February 17, 2015, the Portfolio adopted new investment policies and strategies and a new investment objective bond strategy, and was renamed the Prudential Core Bond Fund.

The TARGET Portfolio Trust	17

Prudential Core Bond Fund

(formerly Target Intermediate-Term Bond Portfolio)

Performance (continued)

The returns in the tables do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or following the redemption of Fund shares. The average annual total returns take into account applicable sales charges, which are described in the table below.

	Class A	Class C	Class Q	Class R	Class Z (formerly Class T)
Maximum initial sales charge	4.5% of the public offering price	None	None	None	None
Contingent deferred sales charge (CDSC) (as a percentage of the lower of original purchase price or net asset value at redemption)	1% on sales of $1 million or more made within 12 months of purchase	1% of sales made within 12 months of purchase	None	None	None
Annual distribution and service (12b-1) fees	.25%	1%	None	.75% (50% currently)	None

Benchmark Definitions

Barclays Intermediate Government/Credit Bond Index

The Barclays Intermediate Government/Credit Bond Index is an unmanaged index of publicly traded U.S. government bonds and investment-grade corporate bonds with maturities of up to 10 years. It gives a broad indication of how intermediate-term bonds have performed.

Barclays US Aggregate Bond Index

The Barclays US Aggregate Bond Index is an unmanaged index of investment-grade securities issued by the US government and its agencies and by corporations with between one and 10 years remaining maturity. It gives a broad indication of how bond prices of short- and intermediate-term bonds have performed.

Lipper Core Bond Funds Average

Lipper Core Bond funds invest at least 85% in domestic investment-grade debt issues (rated in the top four grades) with any remaining investment in non-benchmark sectors such as high yield, global, and emerging market debt. These funds maintain dollar-weighted average maturities of five to ten years.

Investors cannot invest directly in an index or average. The returns for the benchmark indexes would be lower if they reflected deduction for portfolio operating expenses, sales charges, or taxes.

The Lipper Average represents returns based on an average of all funds in the respective Lipper category for the periods noted. The returns for the Lipper Average reflect the deduction of operating expenses, but not sales charges or taxes.

.

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Target Mortgage-Backed Securities Portfolio

Performance (Unaudited)

Performance data quoted represent past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the past performance data quoted. An investor may obtain performance data as of the most recent month-end by visiting our website at www.prudentialfunds.com or by calling (800) 225-1852.

Cumulative Total Returns as of 1/31/15
	Six Months	One Year	Five Years	Ten Years
Class T	3.25%	5.35%	25.65%	64.28%
Barclays Mortgage-Backed Securities Index	3.44	5.33	19.53	59.53
Citigroup Mortgage-Backed Securities Index	3.41	5.26	19.70	60.09
Lipper US Mortgage Funds Average	3.03	4.97	21.84	52.34

Average Annual Total Returns as of 12/31/14
		One Year	Five Years	Ten Years
Class T		6.37%	4.89%	5.06%
Barclays Mortgage-Backed Securities Index		6.08	3.73	4.75
Citigroup Mortgage-Backed Securities Index		6.12	3.77	4.78
Lipper US Mortgage Funds Average		5.52	4.17	4.22

Note: Expected on or about May 28, 2015 the Prudential Fixed Income (PFI) unit of Prudential Investment Management, Inc. (PIM) will serve as the new investment subadviser for the Target Mortgage-Backed Securities Portfolio, the Portfolio’s current subadviser will be terminated, and the Portfolio will be renamed the Prudential Corporate Bond Fund.

The TARGET Portfolio Trust	19

Target Mortgage-Backed Securities Portfolio

Performance (continued)

The returns in the tables do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or following the redemption of Portfolio shares. The average annual total returns take into account applicable sales charges, which are described in the table below.

Class T
Maximum initial sales charge	None
Contingent deferred sales charge (CDSC) (as a percentage of the lower of original purchase price or net asset value at redemption)	None
Annual distribution and service (12b-1) fees	None

Benchmark Definitions

Barclays Mortgage-Backed Securities Index

The Barclays Mortgage-Backed Securities Index is an unmanaged, market capitalization-weighted index of 15- and 30-year fixed-rate securities backed by GNMA, FNMA, and FHLMC mortgage pools, and balloon mortgages with fixed-rate coupons.

Citigroup Mortgage-Backed Securities Index

The Citigroup Mortgage-Backed Securities Index is an unmanaged index of 15- and 30-year mortgage-related securities issued by U.S. government agencies. It gives a broad indication of how mortgage-backed securities have performed.

Lipper US Mortgage Funds Average

Lipper US Mortgage funds invest primarily in mortgages/securities issued or guaranteed as to principal and interest by the US government and certain federal agencies.

Investors cannot invest directly in an index or average. The returns for the benchmark indexes would be lower if they reflected deduction for portfolio operating expenses, sales charges, or taxes.

The Lipper Average represents returns based on an average of all funds in the respective Lipper category for the periods noted. The returns for the Lipper Average reflect the deduction of operating expenses, but not sales charges or taxes.

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Fees and Expenses (Unaudited)

As a shareholder of the Trust, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemptions, as applicable, and (2) ongoing costs, including management fees, and other Trust expenses, as applicable. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Trust and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested on August 1, 2014, at the beginning of the period, and held through the six-month period ended January 31, 2015. The example is for illustrative purposes only; you should consult the Prospectus for information on initial and subsequent minimum investment requirements.

Actual Expenses

The first line for each share class in the table on the following pages provides information about actual account values and actual expenses. You may use the information on this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value ÷ $1,000 = 8.6), then multiply the result by the number on the first line under the heading “Expenses Paid During the Six-Month Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the table on the following pages provides information about hypothetical account values and hypothetical expenses based on the Trust’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Trust’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Trust and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

The Trust’s transfer agent may charge additional fees to holders of certain accounts that are not included in the expenses shown in the table on the following pages. These fees apply to individual retirement accounts (IRAs) and Section 403(b) accounts. As of the close of the six-month period covered by the table, IRA fees included an annual maintenance fee of $15 per account (subject to a maximum annual maintenance fee of $25 for all accounts held by the same shareholder). Section 403(b) accounts are charged an annual $25 fiduciary maintenance fee. Some of the fees may vary in amount, or may be waived, based on your total account

The TARGET Portfolio Trust	21

Fees and Expenses (continued)

balance or the number of Prudential Investments funds, including the Trust, that you own. You should consider the additional fees that were charged to your Trust account over the six-month period when you estimate the total ongoing expenses paid over the period and the impact of these fees on your ending account value, as these additional expenses are not reflected in the information provided in the expense table. Additional fees have the effect of reducing investment returns.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as sales charges (loads). Therefore, the second line for each share class in the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Large Capitalization Growth Portfolio		Beginning Account Value August 1, 2014	Ending Account Value January 31, 2015	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period*

Class R	Actual	$1,000.00	$1,033.80	1.29%	$6.66
	Hypothetical	$1,000.00	$1,018.65	1.29%	$6.61

Class T	Actual	$1,000.00	$1,036.30	0.79%	$4.11
	Hypothetical	$1,000.00	$1,021.17	0.79%	$4.08

Large Capitalization Value Portfolio		Beginning Account Value August 1, 2014	Ending Account Value January 31, 2015	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period*

Class R	Actual	$1,000.00	$1,023.70	1.30%	$6.63
	Hypothetical	$1,000.00	$1,018.65	1.30%	$6.61

Class T	Actual	$1,000.00	$1,026.50	0.80%	$4.09
	Hypothetical	$1,000.00	$1,021.17	0.80%	$4.08

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Small Capitalization Growth Portfolio		Beginning Account Value August 1, 2014	Ending Account Value January 31, 2015	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period*

Class R	Actual	$1,000.00	$1,065.00	1.38%	$7.28
	Hypothetical	$1,000.00	$1,018.25	1.38%	$7.02

Class T	Actual	$1,000.00	$1,067.70	0.88%	$4.59
	Hypothetical	$1,000.00	$1,020.77	0.88%	$4.48

Small Capitalization Value Portfolio		Beginning Account Value August 1, 2014	Ending Account Value January 31, 2015	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period*

Class A	Actual	$1,000.00	$1,009.70	1.04%	$5.25
	Hypothetical	$1,000.00	$1,019.98	1.04%	$5.28

Class Q	Actual**	$1,000.00	$1,019.78	0.72%	$2.57
	Hypothetical	$1,000.00	$1,021.58	0.72%	$2.57

Class R	Actual	$1,000.00	$1,008.30	1.25%	$6.31
	Hypothetical	$1,000.00	$1,018.92	1.25%	$6.34

Class T	Actual	$1,000.00	$1,010.50	0.75%	$3.78
	Hypothetical	$1,000.00	$1,021.44	0.75%	$3.80

International Equity Portfolio		Beginning Account Value August 1, 2014	Ending Account Value January 31, 2015	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period*

Class Q	Actual	$1,000.00	$937.10	0.85%	$4.15
	Hypothetical	$1,000.00	$1,020.87	0.85%	$4.33

Class R	Actual	$1,000.00	$933.80	1.47%	$7.17
	Hypothetical	$1,000.00	$1,017.74	1.47%	$7.48

Class T	Actual	$1,000.00	$936.70	0.97%	$4.74
	Hypothetical	$1,000.00	$1,020.27	0.97%	$4.94

**”Actual” expenses are calculated using the 129 day period ended January 31, 2015 due to the class’s inception date of September 25, 2014

The TARGET Portfolio Trust	23

Fees and Expenses (continued)

Total Return Bond Portfolio		Beginning Account Value August 1, 2014	Ending Account Value January 31, 2015	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period*

Class R	Actual	$1,000.00	$1,040.60	1.17%	$6.02
	Hypothetical	$1,000.00	$1,019.31	1.17%	$5.96

Class T	Actual	$1,000.00	$1,042.80	0.67%	$3.45
	Hypothetical	$1,000.00	$1,021.83	0.67%	$3.41

Prudential Core Bond Fund (formerly Intermediate-Term Bond Portfolio)		Beginning Account Value August 1, 2014	Ending Account Value January 31, 2015	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period*

Class Z	Actual	$1,000.00	$1,018.50	0.75%	$3.82
(formerly Class T)	Hypothetical	$1,000.00	$1,021.42	0.75%	$3.82

Mortgage-Backed Securities Portfolio		Beginning Account Value August 1, 2014	Ending Account Value January 31, 2015	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period*

Class T	Actual	$1,000.00	$1,032.50	0.93%	$4.76
	Hypothetical	$1,000.00	$1,020.52	0.93%	$4.74

* Portfolio expenses (net of fee waivers or subsidies, if any) for each share class are equal to the annualized expense ratio for each share class (provided in the table), multiplied by the average account value over the period, multiplied by the 184 days in the six-month period ended January 31, 2015, and divided by the 365 days in the Portfolio’s fiscal year ending July 31, 2015 (to reflect the six-month period).

Each Portfolio’s annualized expense ratios for the six-month period ended January 31, 2015, are as follows:

Large Capitalization Growth Portfolio

Class	Gross Operating Expenses	Net Operating Expenses
R	1.54%	1.29%
T	0.79	0.79

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Large Capitalization Value Portfolio

Class	Gross Operating Expenses	Net Operating Expenses
R	1.55%	1.30%
T	0.80	0.80

Small Capitalization Growth Portfolio

Class	Gross Operating Expenses	Net Operating Expenses
R	1.63%	1.38%
T	0.88	0.88

Small Capitalization Value Portfolio

Class	Gross Operating Expenses	Net Operating Expenses
A	1.04%	0.99%
Q	0.67	0.67
R	1.45	1.20
T	0.70	0.70

International Equity Portfolio

Class	Gross Operating Expenses	Net Operating Expenses
Q	0.85%	0.85%
R	1.72	1.47
T	0.97	0.97

Total Return Bond Portfolio

Class	Gross Operating Expenses	Net Operating Expenses
R	1.42%	1.17%
T	0.67	0.67

Prudential Core Bond Fund (formerly Intermediate-Term Bond Portfolio)

Class	Gross Operating Expenses	Net Operating Expenses
Z (formerly, Class T)	0.76%	0.75%

Mortgage-Backed Securities Portfolio

Class	Gross Operating Expenses	Net Operating Expenses
T	0.93%	0.93%

Net operating expenses shown above reflect any fee waivers and/or expense reimbursements. Additional information on Portfolio expenses and any fee waivers and/or expense reimbursements can be found in the “Financial Highlights” tables in this report and in the Notes to the Financial Statements in this report.

The TARGET Portfolio Trust	25

Portfolio of Investments As of January 31, 2015 (Unaudited)	Large Capitalization Growth Portfolio

SHARES	DESCRIPTION	VALUE (NOTE 1)
	LONG-TERM INVESTMENTS—97.6%

	COMMON STOCKS

	Aerospace & Defense—0.7%
13,096	Honeywell International, Inc.	$1,280,265
4,006	Precision Castparts Corp.	801,601

		2,081,866

	Air Freight & Logistics—0.2%
6,009	United Parcel Service, Inc. (Class B Stock)	593,930

	Airlines—0.1%
4,849	Spirit Airlines, Inc.*	359,505

	Beverages—0.7%
12,849	Constellation Brands, Inc. (Class A Stock)*	1,419,172
6,082	Pernod-Ricard SA (France)	729,276

		2,148,448

	Biotechnology—5.8%
12,896	Alexion Pharmaceuticals, Inc.*	2,363,063
6,610	Biogen Idec, Inc.*	2,572,348
19,193	Celgene Corp.*	2,287,038
57,053	Gilead Sciences, Inc.*	5,980,866
4,318	Isis Pharmaceuticals, Inc.*(a)	295,826
2,339	Puma Biotechnology, Inc.*(a)	493,716
2,148	Receptos, Inc.*	236,645
4,580	Regeneron Pharmaceuticals, Inc.*	1,908,303
5,953	Vertex Pharmaceuticals, Inc.*	655,663

		16,793,468

	Capital Markets—3.0%
5,024	Affiliated Managers Group, Inc.*	1,032,533
3,351	BlackRock, Inc.	1,141,049
214,399	Charles Schwab Corp. (The)	5,570,086
29,215	Morgan Stanley	987,759

		8,731,427

	Chemicals—3.3%
4,872	Airgas, Inc.	548,782
45,858	Ecolab, Inc.	4,758,685
14,618	Monsanto Co.	1,724,632
8,683	Sherwin-Williams Co. (The)	2,355,437

		9,387,536

	Commercial Services & Supplies—1.8%
39,519	Stericycle, Inc.*	5,188,449

See Notes to Financial Statements.

The TARGET Portfolio Trust	27

Large Capitalization Growth Portfolio (continued)	Portfolio of Investments As of January 31, 2015 (Unaudited)

SHARES	DESCRIPTION	VALUE (NOTE 1)
	COMMON STOCKS (continued)

	Communications Equipment—0.8%
38,756	QUALCOMM, Inc.	$2,420,700

	Consumer Finance—0.6%
20,551	American Express Co.	1,658,260

	Diversified Financial Services—1.0%
10,529	IntercontinentalExchange Group, Inc.	2,166,131
6,673	Moody’s Corp.	609,445

		2,775,576

	Electrical Equipment—0.5%
27,954	AMETEK, Inc.	1,338,997

	Electronic Equipment, Instruments & Components—2.3%
83,912	Amphenol Corp. (Class A Stock)	4,506,913
72,434	National Instruments Corp.	2,178,815

		6,685,728

	Energy Equipment & Services—3.2%
7,606	Core Laboratories NV	705,456
86,195	FMC Technologies, Inc.*	3,230,589
65,402	Schlumberger Ltd.	5,388,471

		9,324,516

	Food & Staples Retailing—4.5%
34,725	Costco Wholesale Corp.	4,965,328
20,219	CVS Health Corp.	1,984,697
112,050	Whole Foods Market, Inc.	5,837,245

		12,787,270

	Food Products—2.8%
11,985	Danone (France)	804,320
63,255	Mead Johnson Nutrition Co.	6,229,985
29,733	Mondelez International, Inc. (Class A Stock)	1,047,791

		8,082,096

	Health Care Equipment & Supplies—3.2%
33,698	Abbott Laboratories	1,508,322
3,686	C.R. Bard, Inc.	630,417
3,076	Cooper Cos., Inc. (The)	484,931
10,970	Intuitive Surgical, Inc.*	5,424,446
15,481	Medtronic PLC	1,105,377

		9,153,493

See Notes to Financial Statements.

28	The TARGET Portfolio Trust

SHARES	DESCRIPTION	VALUE (NOTE 1)
	COMMON STOCKS (continued)

	Health Care Providers & Services—4.5%
55,693	DaVita HealthCare Partners, Inc.*	$4,180,317
81,272	Express Scripts Holding Co.*	6,559,463
9,607	McKesson Corp.	2,042,928

		12,782,708

	Health Care Technology—0.4%
18,786	Cerner Corp.*	1,246,451

	Hotels, Restaurants & Leisure—4.0%
27,410	Hilton Worldwide Holdings, Inc.*	711,838
13,537	Las Vegas Sands Corp.	736,007
15,811	Marriott International, Inc. (Class A Stock)	1,177,919
87,010	Starbucks Corp.	7,615,985
7,760	Wynn Resorts Ltd.	1,148,092
2,088	Yum! Brands, Inc.	150,921

		11,540,762

	Household Products—0.6%
24,744	Colgate-Palmolive Co.	1,670,715

	Industrial Conglomerates—3.5%
102,884	Danaher Corp.	8,475,584
9,355	Roper Industries, Inc.	1,443,851

		9,919,435

	Internet & Catalog Retail—4.1%
14,044	Amazon.com, Inc.*	4,979,019
2,511	Ctrip.com International Ltd. (China), ADR*	119,411
2,060	Netflix, Inc.*	910,108
2,367	Priceline Group, Inc. (The)*	2,389,439
48,525	TripAdvisor, Inc.*	3,251,660

		11,649,637

	Internet Software & Services—6.7%
2,048	Alibaba Group Holding Ltd. (China), ADR*(a)	182,436
48,428	Facebook, Inc. (Class A Stock)*	3,676,169
12,222	Google, Inc. (Class A Stock)*	6,569,936
11,364	Google, Inc. (Class C Stock)*	6,074,285
6,882	LinkedIn Corp. (Class A Stock)*	1,546,661
11,232	Twitter, Inc.*	421,537
18,551	Yahoo!, Inc.*	816,059

		19,287,083

	IT Services—8.7%
110,952	Cognizant Technology Solutions Corp. (Class A Stock)*	6,005,832
9,039	FleetCor Technologies, Inc.*	1,269,980
162,490	Genpact Ltd.*	3,261,174
40,382	MasterCard, Inc. (Class A Stock)	3,312,535

See Notes to Financial Statements.

The TARGET Portfolio Trust	29

Large Capitalization Growth Portfolio (continued)	Portfolio of Investments As of January 31, 2015 (Unaudited)

SHARES	DESCRIPTION	VALUE (NOTE 1)
	COMMON STOCKS (continued)

	IT Services (continued)
43,730	Visa, Inc. (Class A Stock)(a)	$11,147,214

		24,996,735

	Life Sciences Tools & Services—1.6%
13,405	Covance, Inc.*	1,423,745
26,508	Thermo Fisher Scientific, Inc.	3,319,067

		4,742,812

	Machinery—0.8%
52,145	Colfax Corp.*(a)	2,362,690

	Media—2.1%
35,235	Comcast Corp. (Class A Stock)(a)	1,863,932
7,715	Discovery Communications, Inc. (Class C Stock)*	215,094
18,513	Time Warner, Inc.	1,442,718
70,876	Twenty-First Century Fox, Inc. (Class A Stock)	2,350,248
1,610	Walt Disney Co. (The)	146,446

		6,018,438

	Multiline Retail—0.2%
10,698	Burlington Stores, Inc.*	533,723

	Oil, Gas & Consumable Fuels—0.9%
11,793	Anadarko Petroleum Corp.	964,078
2,284	Concho Resources, Inc.*	253,181
14,118	Noble Energy, Inc.	673,993
3,717	Pioneer Natural Resources Co.	559,520

		2,450,772

	Personal Products—1.7%
69,376	Estee Lauder Cos., Inc. (The) (Class A Stock)	4,897,252

	Pharmaceuticals—4.2%
15,523	AbbVie, Inc.	936,813
12,075	Actavis PLC*	3,218,471
87,138	Bristol-Myers Squibb Co.	5,251,807
13,255	Merck & Co., Inc.	799,011
6,600	Valeant Pharmaceuticals International, Inc.*	1,055,802
15,564	Zoetis, Inc.	665,050

		11,926,954

	Professional Services—0.4%
7,426	Equifax, Inc.	627,200
7,332	Verisk Analytics, Inc. (Class A Stock)*	471,814

		1,099,014

See Notes to Financial Statements.

30	The TARGET Portfolio Trust

SHARES	DESCRIPTION	VALUE (NOTE 1)
	COMMON STOCKS (continued)

	Real Estate Investment Trusts (REITs)—1.0%
30,673	American Tower Corp.	$2,973,747

	Real Estate Management & Development—0.2%
11,048	Realogy Holdings Corp.*	513,732

	Road & Rail—0.8%
3,634	Canadian Pacific Railway Ltd. (Canada)	634,751
3,346	Kansas City Southern	368,361
11,355	Union Pacific Corp.	1,330,919

		2,334,031

	Semiconductors & Semiconductor Equipment—1.2%
5,762	Avago Technologies Ltd. (Singapore)	592,795
15,833	Broadcom Corp. (Class A Stock)	671,873
27,910	NXP Semiconductors NV (Netherlands)*	2,214,379

		3,479,047

	Software—4.8%
17,149	Adobe Systems, Inc.*	1,202,659
31,166	ANSYS, Inc.*	2,514,161
1,736	Intuit, Inc.	150,720
21,843	NetSuite, Inc.*(a)	2,150,007
43,841	Oracle Corp.	1,836,499
104,338	salesforce.com, inc.*	5,889,880

		13,743,926

	Specialty Retail—3.1%
1,832	AutoZone, Inc.*(a)	1,093,631
13,600	L. Brands, Inc.	1,150,968
30,197	Ross Stores, Inc.	2,769,367
7,464	Tiffany & Co.	646,681
31,326	TJX Cos., Inc. (The)	2,065,636
11,183	Tractor Supply Co.	907,724
4,022	Urban Outfitters, Inc.*	140,207

		8,774,214

	Technology Hardware, Storage & Peripherals—4.4%
86,051	Apple, Inc.	10,081,735
99,073	EMC Corp.	2,568,963

		12,650,698

	Textiles, Apparel & Luxury Goods—1.7%
1,333	Fossil Group, Inc.*	130,367
5,685	LVMH Moet Hennessy Louis Vuitton SA (France)	914,283
10,789	NIKE, Inc. (Class B Stock)	995,285
6,303	PVH Corp.	694,969
29,963	VF Corp.	2,078,533

		4,813,437

See Notes to Financial Statements.

The TARGET Portfolio Trust	31

Large Capitalization Growth Portfolio (continued)	Portfolio of Investments As of January 31, 2015 (Unaudited)

SHARES	DESCRIPTION	VALUE (NOTE 1)
	COMMON STOCKS (continued)

	Tobacco—0.1%
3,734	Philip Morris International, Inc.	$299,616

	Trading Companies & Distributors—1.4%
89,465	Fastenal Co.	3,972,246

	TOTAL LONG-TERM INVESTMENTS (cost $196,479,586)	280,191,140

	SHORT-TERM INVESTMENT—5.2%

	AFFILIATED MONEY MARKET MUTUAL FUND
14,921,213	Prudential Investment Portfolios 2—Prudential Core Taxable Money Market Fund (cost $14,921,213; includes $8,029,130 of cash collateral for securities on loan)(Note 3)(b)(w)	14,921,213

	TOTAL INVESTMENTS—102.8% (cost $211,400,799; Note 5)	295,112,353
	Liabilities in excess of other assets—(2.8)%	(7,980,044)

	NET ASSETS—100.0%	$287,132,309

See the Glossary for abbreviations used in the Portfolio descriptions.

*	Non-income producing security.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $7,680,783; cash collateral of $8,029,130 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments. Securities on loan are subject to contractual netting arrangements.
(b)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.
(w)	Prudential Investments LLC, the manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2—Prudential Core Taxable Money Market Fund.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—quoted prices generally in active markets for identical securities.

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of January 31, 2015 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks
Aerospace & Defense	$2,081,866	$—	$—
Air Freight & Logistics	593,930	—	—
Airlines	359,505	—	—
Beverages	1,419,172	729,276	—
Biotechnology	16,793,468	—	—

See Notes to Financial Statements.

32	The TARGET Portfolio Trust

	Level 1	Level 2	Level 3
Investments in Securities (continued)
Capital Markets	$8,731,427	$—	$—
Chemicals	9,387,536	—	—
Commercial Services & Supplies	5,188,449	—	—
Communications Equipment	2,420,700	—	—
Consumer Finance	1,658,260	—	—
Diversified Financial Services	2,775,576	—	—
Electrical Equipment	1,338,997	—	—
Electronic Equipment, Instruments & Components	6,685,728	—	—
Energy Equipment & Services	9,324,516	—	—
Food & Staples Retailing	12,787,270	—	—
Food Products	7,277,776	804,320	—
Health Care Equipment & Supplies	9,153,493	—	—
Health Care Providers & Services	12,782,708	—	—
Health Care Technology	1,246,451	—	—
Hotels, Restaurants & Leisure	11,540,762	—	—
Household Products	1,670,715	—	—
Industrial Conglomerates	9,919,435	—	—
Internet & Catalog Retail	11,649,637	—	—
Internet Software & Services	19,287,083	—	—
IT Services	24,996,735	—	—
Life Sciences Tools & Services	4,742,812	—	—
Machinery	2,362,690	—	—
Media	6,018,438	—	—
Multiline Retail	533,723	—	—
Oil, Gas & Consumable Fuels	2,450,772	—	—
Personal Products	4,897,252	—	—
Pharmaceuticals	11,926,954	—	—
Professional Services	1,099,014	—	—
Real Estate Investment Trusts (REITs)	2,973,747	—	—
Real Estate Management & Development	513,732	—	—
Road & Rail	2,334,031	—	—
Semiconductors & Semiconductor Equipment	3,479,047	—	—
Software	13,743,926	—	—
Specialty Retail	8,774,214	—	—
Technology Hardware, Storage & Peripherals	12,650,698	—	—
Textiles, Apparel & Luxury Goods	3,899,154	914,283	—
Tobacco	299,616	—	—
Trading Companies & Distributors	3,972,246	—	—
Affiliated Money Market Mutual Fund	14,921,213	—	—

Total	$292,664,474	$2,447,879	$—

See Notes to Financial Statements.

The TARGET Portfolio Trust	33

Large Capitalization Growth Portfolio (continued)	Portfolio of Investments As of January 31, 2015 (Unaudited)

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of January 31, 2015 was as follows:

IT Services	8.7%
Internet Software & Services	6.7
Biotechnology	5.8
Affiliated Money Market Mutual Fund (including 2.8% of collateral for securities on loan)	5.2
Software	4.8
Food & Staples Retailing	4.5
Health Care Providers & Services	4.5
Technology Hardware, Storage & Peripherals	4.4
Pharmaceuticals	4.2
Internet & Catalog Retail	4.1
Hotels, Restaurants & Leisure	4.0
Industrial Conglomerates	3.5
Chemicals	3.3
Energy Equipment & Services	3.2
Health Care Equipment & Supplies	3.2
Specialty Retail	3.1
Capital Markets	3.0
Food Products	2.8
Electronic Equipment, Instruments & Components	2.3
Media	2.1
Commercial Services & Supplies	1.8
Personal Products	1.7
Textiles, Apparel & Luxury Goods	1.7
Life Sciences Tools & Services	1.6
Trading Companies & Distributors	1.4%
Semiconductors & Semiconductor Equipment	1.2
Real Estate Investment Trusts (REITs)	1.0
Diversified Financial Services	1.0
Oil, Gas & Consumable Fuels	0.9
Communications Equipment	0.8
Machinery	0.8
Road & Rail	0.8
Beverages	0.7
Aerospace & Defense	0.7
Household Products	0.6
Consumer Finance	0.6
Electrical Equipment	0.5
Health Care Technology	0.4
Professional Services	0.4
Air Freight & Logistics	0.2
Multiline Retail	0.2
Real Estate Management & Development	0.2
Airlines	0.1
Tobacco	0.1

102.8
Liabilities in excess of other assets	(2.8)

100.0%

See Notes to Financial Statements.

34	The TARGET Portfolio Trust

Portfolio of Investments As of January 31, 2015 (Unaudited)	Large Capitalization Value Portfolio

SHARES	DESCRIPTION	VALUE (NOTE 1)
	LONG-TERM INVESTMENTS—98.6%

	COMMON STOCKS

	Aerospace & Defense—4.9%
36,870	Boeing Co. (The)	$5,359,792
9,600	Embraer SA (Brazil), ADR	338,496
65,060	Hexcel Corp.	2,877,604
6,500	Lockheed Martin Corp.	1,224,405
25,900	Northrop Grumman Corp.	4,065,005

		13,865,302

	Auto Components—0.7%
43,800	Johnson Controls, Inc.	2,035,386

	Automobiles—2.0%
172,900	Ford Motor Co.	2,543,359
57,800	General Motors Co.	1,885,436
44,800	Honda Motor Co. Ltd. (Japan), ADR(a)	1,353,856

		5,782,651

	Banks—10.8%
333,986	Bank of America Corp.	5,059,888
77,330	CIT Group, Inc.	3,388,601
118,893	Citigroup, Inc.	5,582,026
67,400	Citizens Financial Group, Inc.	1,610,860
97,120	Fifth Third Bancorp	1,680,176
124,000	JPMorgan Chase & Co.	6,743,120
25,700	PNC Financial Services Group, Inc. (The)	2,172,678
91,243	Wells Fargo & Co.	4,737,336

		30,974,685

	Beverages—1.1%
19,200	Molson Coors Brewing Co. (Class B Stock)	1,457,856
19,150	PepsiCo, Inc.	1,795,887

		3,253,743

	Building Products—0.2%
12,300	Owens Corning, Inc.	492,615

	Capital Markets—3.0%
23,500	Bank of New York Mellon Corp. (The)	846,000
16,600	Goldman Sachs Group, Inc. (The)	2,862,006
102,860	Morgan Stanley	3,477,697
19,900	State Street Corp.	1,423,049

		8,608,752

See Notes to Financial Statements.

The TARGET Portfolio Trust	35

Large Capitalization Value Portfolio (continued)	Portfolio of Investments As of January 31, 2015 (Unaudited)

SHARES	DESCRIPTION	VALUE (NOTE 1)
	COMMON STOCKS (continued)

	Chemicals—2.3%
32,515	E.I. du Pont de Nemours & Co.	$2,315,393
13,700	Eastman Chemical Co.	971,193
26,565	Praxair, Inc.	3,203,473

		6,490,059

	Communications Equipment—1.2%
83,100	Cisco Systems, Inc.	2,190,932
114,100	Telefonaktiebolaget LM Ericsson (Sweden), ADR	1,384,033

		3,574,965

	Consumer Finance—2.3%
53,300	Capital One Financial Corp.	3,902,093
129,200	Navient Corp.	2,550,408

		6,452,501

	Diversified Financial Services—1.0%
34,390	CME Group, Inc.	2,933,467

	Diversified Telecommunication Services—1.3%
52,500	AT&T, Inc.	1,728,300
46,700	Verizon Communications, Inc.	2,134,657

		3,862,957

	Electric Utilities—1.7%
36,800	American Electric Power Co., Inc.	2,311,408
68,600	PPL Corp.	2,435,300

		4,746,708

	Electronic Equipment, Instruments & Components—0.9%
103,200	Corning, Inc.	2,453,064

	Energy Equipment & Services—0.9%
45,215	National Oilwell Varco, Inc.	2,461,052

	Food & Staples Retailing—2.5%
38,345	CVS Health Corp.	3,763,945
24,700	Kroger Co. (The)	1,705,535
18,300	Wal-Mart Stores, Inc.	1,555,134

		7,024,614

	Food Products—0.8%
36,100	ConAgra Foods, Inc.	1,279,023
10,700	Kellogg Co.	701,706
12,200	Mondelez International, Inc. (Class A Stock)	429,928

		2,410,657

See Notes to Financial Statements.

36	The TARGET Portfolio Trust

SHARES	DESCRIPTION	VALUE (NOTE 1)
	COMMON STOCKS (continued)

	Health Care Equipment & Supplies—2.7%
60,800	Abbott Laboratories	$2,721,408
58,000	Medtronic PLC	4,141,200
7,800	Zimmer Holdings, Inc.	874,380

		7,736,988

	Health Care Providers & Services—4.1%
21,700	Anthem, Inc.	2,928,632
13,524	Cigna Corp.	1,444,769
7,900	Humana, Inc.	1,156,876
57,025	UnitedHealth Group, Inc.	6,058,906

		11,589,183

	Hotels, Restaurants & Leisure—0.2%
6,700	McDonald’s Corp.	619,348

	Household Durables—0.5%
7,300	Whirlpool Corp.	1,453,284

	Independent Power & Renewable Electricity Producers—0.6%
55,500	Calpine Corp.*	1,158,840
28,500	NRG Energy, Inc.	702,810

		1,861,650

	Industrial Conglomerates—1.0%
116,000	General Electric Co.	2,771,240

	Insurance—7.9%
75,000	Allstate Corp. (The)	5,234,250
142,290	American International Group, Inc.	6,953,712
66,415	Marsh & McLennan Cos., Inc.	3,571,135
86,060	MetLife, Inc.	4,001,790
11,600	Travelers Cos., Inc. (The)	1,192,712
49,300	Unum Group	1,531,258

		22,484,857

	IT Services—1.2%
7,200	International Business Machines Corp.	1,103,832
174,900	Xerox Corp.	2,303,433

		3,407,265

	Leisure Products—0.4%
38,600	Mattel, Inc.	1,038,340

	Life Sciences Tools & Services—0.9%
69,675	Agilent Technologies, Inc.	2,631,625

	Machinery—3.4%
81,800	CNH Industrial NV (United Kingdom)(a)	625,770
14,700	Cummins, Inc.	2,050,062

See Notes to Financial Statements.

The TARGET Portfolio Trust	37

Large Capitalization Value Portfolio (continued)	Portfolio of Investments As of January 31, 2015 (Unaudited)

SHARES	DESCRIPTION	VALUE (NOTE 1)
	COMMON STOCKS (continued)

	Machinery (continued)
11,500	Deere & Co.	$979,685
54,885	Ingersoll-Rand PLC	3,644,364
14,000	PACCAR, Inc.	841,540
4,700	Parker Hannifin Corp.	547,362
10,500	Stanley Black & Decker, Inc.	983,325

		9,672,108

	Media—1.2%
13,100	Comcast Corp. (Special Class A Stock)(a)	692,990
47,300	Interpublic Group of Cos., Inc. (The)	943,162
13,300	Time Warner Cable, Inc.	1,810,529

		3,446,681

	Metals & Mining—0.2%
32,900	Freeport-McMoRan, Inc.	553,049

	Multi-Utilities—1.0%
66,500	Public Service Enterprise Group, Inc.	2,838,220

	Multiline Retail—1.4%
37,400	Macy’s, Inc.	2,389,112
24,000	Target Corp.	1,766,640

		4,155,752

	Oil, Gas & Consumable Fuels—7.8%
19,400	Chevron Corp.	1,989,082
29,300	ConocoPhillips	1,845,314
15,500	Devon Energy Corp.	934,185
11,000	Exxon Mobil Corp.	961,620
36,265	HollyFrontier Corp.	1,302,639
108,300	Marathon Oil Corp.	2,880,780
59,100	Murphy Oil Corp.(a)	2,654,181
35,135	Occidental Petroleum Corp.	2,810,800
74,519	Royal Dutch Shell PLC (Netherlands), ADR	4,579,192
12,800	Sasol Ltd. (South Africa), ADR	474,624
33,500	Total SA (France), ADR(a)	1,725,585

		22,158,002

	Paper & Forest Products—1.7%
90,375	International Paper Co.	4,759,147

	Pharmaceuticals—7.2%
48,720	AbbVie, Inc.	2,940,252
37,400	Eli Lilly & Co.	2,692,800
75,100	GlaxoSmithKline PLC (United Kingdom), ADR	3,304,400

See Notes to Financial Statements.

38	The TARGET Portfolio Trust

SHARES	DESCRIPTION	VALUE (NOTE 1)
	COMMON STOCKS (continued)

	Pharmaceuticals (continued)
22,200	Johnson & Johnson	$2,223,108
40,100	Merck & Co., Inc.	2,417,228
69,600	Pfizer, Inc.	2,175,000
51,300	Sanofi (France), ADR(a)	2,364,417
41,600	Teva Pharmaceutical Industries Ltd. (Israel), ADR	2,365,376

		20,482,581

	Professional Services—0.1%
5,300	ManpowerGroup, Inc.	386,264

	Road & Rail—0.4%
10,400	Norfolk Southern Corp.	1,060,488

	Semiconductors & Semiconductor Equipment—3.5%
145,180	Applied Materials, Inc.	3,315,911
74,900	Intel Corp.	2,474,696
77,010	Texas Instruments, Inc.	4,116,185

		9,906,792

	Software—5.5%
63,958	CA, Inc.	1,937,928
36,390	Check Point Software Technologies Ltd. (Israel)*(a)	2,808,216
173,885	Microsoft Corp.	7,024,954
68,400	Oracle Corp.	2,865,276
47,900	Symantec Corp.	1,186,483

		15,822,857

	Specialty Retail—1.7%
18,600	Bed Bath & Beyond, Inc.*(a)	1,390,722
34,510	Home Depot, Inc. (The)	3,603,534

		4,994,256

	Technology Hardware, Storage & Peripherals—4.8%
58,597	Apple, Inc.	6,865,225
111,931	Hewlett-Packard Co.	4,044,067
50,030	Seagate Technology PLC	2,823,693

		13,732,985

	Tobacco—0.6%
25,500	Altria Group, Inc.	1,354,050
5,500	Philip Morris International, Inc.	441,320

		1,795,370

	Wireless Telecommunication Services—1.0%
79,400	Vodafone Group PLC (United Kingdom), ADR	2,789,322

	TOTAL LONG-TERM INVESTMENTS (cost $215,492,934)	281,570,832

See Notes to Financial Statements.

The TARGET Portfolio Trust	39

Large Capitalization Value Portfolio (continued)	Portfolio of Investments As of January 31, 2015 (Unaudited)

SHARES	DESCRIPTION	VALUE (NOTE 1)
	SHORT-TERM INVESTMENT—6.0%

	AFFILIATED MONEY MARKET MUTUAL FUND
17,069,025	Prudential Investment Portfolios 2—Prudential Core Taxable Money Market Fund (cost $17,069,025; includes $12,916,951 of cash collateral for securities on loan) (Note 3)(b)(w)	$17,069,025

	TOTAL INVESTMENTS—104.6% (cost $232,561,959; Note 5)	298,639,857
	Liabilities in excess of other assets—(4.6)%	(13,151,309)

	NET ASSETS—100.0%	$285,488,548

See the Glossary for abbreviations used in the Portfolio descriptions.

*	Non-income producing security.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $12,587,483; cash collateral of $12,916,951 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments. Securities on loan are subject to contractual netting arrangements.
(b)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.
(w)	Prudential Investments LLC, the manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2—Prudential Core Taxable Money Market Fund.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—quoted prices generally in active markets for identical securities.

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of January 31, 2015 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks
Aerospace & Defense	$13,865,302	$—	$—
Auto Components	2,035,386	—	—
Automobiles	5,782,651	—	—
Banks	30,974,685	—	—
Beverages	3,253,743	—	—
Building Products	492,615	—	—
Capital Markets	8,608,752	—	—
Chemicals	6,490,059	—	—
Communications Equipment	3,574,965	—	—
Consumer Finance	6,452,501	—	—
Diversified Financial Services	2,933,467	—	—
Diversified Telecommunication Services	3,862,957	—	—
Electric Utilities	4,746,708	—	—
Electronic Equipment, Instruments & Components	2,453,064	—	—

See Notes to Financial Statements.

40	The TARGET Portfolio Trust

	Level 1	Level 2	Level 3
Investments in Securities (continued)
Energy Equipment & Services	$2,461,052	$—	$—
Food & Staples Retailing	7,024,614	—	—
Food Products	2,410,657	—	—
Health Care Equipment & Supplies	7,736,988	—	—
Health Care Providers & Services	11,589,183	—	—
Hotels, Restaurants & Leisure	619,348	—	—
Household Durables	1,453,284	—	—
Independent Power & Renewable Electricity Producers	1,861,650	—	—
Industrial Conglomerates	2,771,240	—	—
Insurance	22,484,857	—	—
IT Services	3,407,265	—	—
Leisure Products	1,038,340	—	—
Life Sciences Tools & Services	2,631,625	—	—
Machinery	9,672,108	—	—
Media	3,446,681	—	—
Metals & Mining	553,049	—	—
Multi-Utilities	2,838,220	—	—
Multiline Retail	4,155,752	—	—
Oil, Gas & Consumable Fuels	22,158,002	—	—
Paper & Forest Products	4,759,147	—	—
Pharmaceuticals	20,482,581	—	—
Professional Services	386,264	—	—
Road & Rail	1,060,488	—	—
Semiconductors & Semiconductor Equipment	9,906,792	—	—
Software	15,822,857	—	—
Specialty Retail	4,994,256	—	—
Technology Hardware, Storage & Peripherals	13,732,985	—	—
Tobacco	1,795,370	—	—
Wireless Telecommunication Services	2,789,322	—	—
Affiliated Money Market Mutual Fund	17,069,025	—	—

Total	$298,639,857	$—	$—

See Notes to Financial Statements.

The TARGET Portfolio Trust	41

Large Capitalization Value Portfolio (continued)	Portfolio of Investments As of January 31, 2015 (Unaudited)

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of January 31, 2015 was as follows:

Banks	10.8%
Insurance	7.9
Oil, Gas & Consumable Fuels	7.8
Pharmaceuticals	7.2
Affiliated Money Market Mutual Fund (including 4.5% of collateral for securities on loan)	6.0
Software	5.5
Aerospace & Defense	4.9
Technology Hardware, Storage & Peripherals	4.8
Health Care Providers & Services	4.1
Semiconductors & Semiconductor Equipment	3.5
Machinery	3.4
Capital Markets	3.0
Health Care Equipment & Supplies	2.7
Food & Staples Retailing	2.5
Chemicals	2.3
Consumer Finance	2.3
Automobiles	2.0
Specialty Retail	1.7
Paper & Forest Products	1.7
Electric Utilities	1.7
Multiline Retail	1.4
Diversified Telecommunication Services	1.3
Communications Equipment	1.2
Media	1.2
IT Services	1.2
Beverages	1.1%
Diversified Financial Services	1.0
Multi-Utilities	1.0
Wireless Telecommunication Services	1.0
Industrial Conglomerates	1.0
Life Sciences Tools & Services	0.9
Energy Equipment & Services	0.9
Electronic Equipment, Instruments & Components	0.9
Food Products	0.8
Auto Components	0.7
Independent Power & Renewable Electricity Producers	0.6
Tobacco	0.6
Household Durables	0.5
Road & Rail	0.4
Leisure Products	0.4
Hotels, Restaurants & Leisure	0.2
Metals & Mining	0.2
Building Products	0.2
Professional Services	0.1

104.6
Liabilities in excess of other assets	(4.6)

100.0%

See Notes to Financial Statements.

42	The TARGET Portfolio Trust

Portfolio of Investments As of January 31, 2015 (Unaudited)	Small Capitalization Growth Portfolio

SHARES	DESCRIPTION	VALUE (NOTE 1)
	LONG-TERM INVESTMENTS—98.0%

	COMMON STOCKS—98.0%

	Aerospace & Defense—1.7%
16,064	Astronics Corp.	$894,604
34,490	Hexcel Corp.	1,525,493

		2,420,097

	Airlines—3.0%
112,569	JetBlue Airways Corp.*(a)	1,890,033
26,212	Spirit Airlines, Inc.*	1,943,358
11,890	Virgin America, Inc.*(a)	398,791

		4,232,182

	Banks—5.1%
40,806	Bank of the Ozarks, Inc.	1,323,338
46,292	CoBiz Financial, Inc.	504,583
25,680	ConnectOne Bancorp, Inc.	472,512
16,995	Customers Bancorp, Inc.*	333,952
27,930	FCB Financial Holdings, Inc. (Class A Stock)*	630,939
23,300	First NBC Bank Holding Co.*	721,368
34,560	Opus Bank*	902,016
19,452	Pacific Premier Bancorp, Inc.*	289,057
14,532	PacWest Bancorp	621,316
25,077	Square 1 Financial, Inc.*	583,291
19,889	Talmer Bancorp, Inc. (Class A Stock)	268,899
13,500	UMB Financial Corp.	655,020

		7,306,291

	Biotechnology—12.1%
23,570	Acorda Therapeutics, Inc.*	979,334
13,690	Adamas Pharmaceuticals, Inc.*	230,403
19,868	Akebia Therapeutics, Inc.*(a)	204,044
13,935	Alder Biopharmaceuticals, Inc.*(a)	377,360
8,696	Alnylam Pharmaceuticals, Inc.*	815,946
19,236	Anacor Pharmaceuticals, Inc.*(a)	723,274
3,330	Avalanche Biotechnologies, Inc.*(a)	132,134
11,340	Bellicum Pharmaceuticals, Inc.*(a)	280,211
10,320	Bluebird Bio, Inc.*	958,831
14,379	Celladon Corp.*	244,874
15,251	Cepheid, Inc.*(a)	861,834
12,085	Chimerix, Inc.*	484,729
158,902	CTI BioPharma Corp.*(a)	349,584
4,950	Dicerna Pharmaceuticals Inc*(a)	105,534
7,507	Enanta Pharmaceuticals, Inc.*	326,104
28,270	Epizyme, Inc.*(a)	541,088
2,650	Intercept Pharmaceuticals, Inc.*(a)	532,730

See Notes to Financial Statements.

The TARGET Portfolio Trust	43

Small Capitalization Growth Portfolio (continued)	Portfolio of Investments As of January 31, 2015 (Unaudited)

SHARES	DESCRIPTION	VALUE (NOTE 1)
	COMMON STOCKS (continued)

	Biotechnology (continued)
25,480	Intrexon Corp.*(a)	$731,531
17,645	Isis Pharmaceuticals, Inc.*(a)	1,208,859
21,370	MacroGenics, Inc.*	675,719
29,816	Neurocrine Biosciences, Inc.*	1,003,607
14,051	NPS Pharmaceuticals, Inc.*	644,379
17,893	Ophthotech Corp.*(a)	1,006,481
7,000	OvaScience, Inc.*(a)	304,220
36,658	Portola Pharmaceuticals, Inc.*	1,042,187
3,702	Puma Biotechnology, Inc.*(a)	781,418
6,243	Receptos, Inc.*	687,791
9,295	Seattle Genetics, Inc.*(a)	289,632
1,515	Synageva BioPharma Corp.*	174,558
6,470	Ultragenyx Pharmaceutical, Inc.*	375,907
16,890	ZIOPHARM Oncology, Inc.*(a)	151,166

		17,225,469

	Building Products—2.6%
30,243	Apogee Enterprises, Inc.	1,308,312
36,192	PGT, Inc.*	310,889
49,275	Trex Co., Inc.*(a)	2,095,666

		3,714,867

	Capital Markets—1.4%
62,960	Fortress Investment Group LLC (Class A Stock)	449,534
16,860	Moelis & Co. (Class A Stock)	522,660
21,336	Stifel Financial Corp.*	1,005,993

		1,978,187

	Chemicals—2.5%
10,302	Chemtura Corp.*(a)	224,481
28,924	Huntsman Corp.	635,171
29,731	PolyOne Corp.	1,058,126
20,522	Quaker Chemical Corp.	1,619,596

		3,537,374

	Commercial Services & Supplies—1.3%
54,902	ARC Document Solutions, Inc.*	503,451
15,430	Knoll, Inc.	316,161
24,305	Waste Connections, Inc.	1,050,462

		1,870,074

	Communications Equipment—0.8%
18,633	Aruba Networks, Inc.*	308,935
6,920	Palo Alto Networks, Inc.*	874,619

		1,183,554

See Notes to Financial Statements.

44	The TARGET Portfolio Trust

SHARES	DESCRIPTION	VALUE (NOTE 1)
	COMMON STOCKS (continued)

	Construction & Engineering—1.4%
11,206	EMCOR Group, Inc.	$452,274
22,325	Northwest Pipe Co.*	534,237
11,501	Primoris Services Corp.	215,989
32,828	Tutor Perini Corp.*	712,696

		1,915,196

	Construction Materials—0.5%
6,766	Martin Marietta Materials, Inc.	728,969

	Consumer Finance—0.2%
5,770	PRA Group, Inc.*(a)	285,730

	Diversified Consumer Services—1.0%
9,280	Bright Horizons Family Solutions, Inc.*	450,544
44,740	Chegg, Inc.*(a)	296,626
8,420	Grand Canyon Education, Inc.*	368,964
5,723	Sotheby’s	243,514

		1,359,648

	Diversified Telecommunication Services—0.6%
61,167	8x8, Inc.*	471,597
50,280	ORBCOMM, Inc.*	279,557
32,450	Vonage Holdings Corp.*	136,290

		887,444

	Electrical Equipment—1.0%
4,530	Acuity Brands, Inc.	679,001
16,220	Enphase Energy, Inc.*(a)	200,966
27,455	Thermon Group Holdings, Inc.*	561,455

		1,441,422

	Electronic Equipment, Instruments & Components—3.1%
12,234	Coherent, Inc.*	757,040
21,548	FARO Technologies, Inc.*	1,192,682
28,271	IPG Photonics Corp.*	2,110,147
10,880	Methode Electronics, Inc.	393,530

		4,453,399

	Energy Equipment & Services—0.3%
16,751	Geospace Technologies Corp.*	401,689

	Food & Staples Retailing—1.4%
4,179	Casey’s General Stores, Inc.	381,543
31,166	Natural Grocers by Vitamin Cottage, Inc.*(a)	959,913
9,115	United Natural Foods, Inc.*	704,407

		2,045,863

See Notes to Financial Statements.

The TARGET Portfolio Trust	45

Small Capitalization Growth Portfolio (continued)	Portfolio of Investments As of January 31, 2015 (Unaudited)

SHARES	DESCRIPTION	VALUE (NOTE 1)
	COMMON STOCKS (continued)

	Food Products—0.8%
16,480	Inventure Foods, Inc.*	$167,602
28,250	Whitewave Foods Co. (The) (Class A Stock)*	931,402

		1,099,004

	Health Care Equipment & Supplies—6.2%
5,780	Abaxis, Inc.	355,355
2,847	Align Technology, Inc.*	151,033
18,230	AtriCure, Inc.*(a)	361,683
4,230	Cooper Cos., Inc. (The)	666,860
6,784	Cyberonics, Inc.*	376,987
7,012	DexCom, Inc.*	419,177
30,581	Endologix, Inc.*	425,993
20,790	Inogen, Inc.*	636,174
35,257	K2M Group Holdings, Inc.*(a)	666,357
5,586	LDR Holding Corp.*	186,964
19,680	Natus Medical, Inc.*	739,968
12,290	Sientra, Inc.*	184,842
9,706	Sirona Dental Systems, Inc.*	875,675
27,200	Spectranetics Corp. (The)*(a)	889,712
8,501	STERIS Corp.	554,435
25,291	Thoratec Corp.*	907,694
14,439	Zeltiq Aesthetics, Inc.*	465,080

		8,863,989

	Health Care Providers & Services—4.4%
32,995	Acadia Healthcare Co., Inc.*(a)	1,905,461
14,521	Air Methods Corp.*(a)	603,347
17,192	Centene Corp.*	1,876,679
11,080	ExamWorks Group, Inc.*(a)	409,517
16,428	Team Health Holdings, Inc.*	849,328
8,920	WellCare Health Plans, Inc.*	649,822

		6,294,154

	Health Care Technology—0.9%
20,882	HMS Holdings Corp.*	413,150
21,689	MedAssets, Inc.*	401,464
11,092	Medidata Solutions, Inc.*(a)	476,845

		1,291,459

	Hotels, Restaurants & Leisure—4.3%
101,421	Belmond Ltd. (Class A Stock)*	1,114,617
3,430	Buffalo Wild Wings, Inc.*(a)	611,638
40,479	Chuy’s Holdings, Inc.*	865,036
1,577	Cracker Barrel Old Country Store, Inc.	212,122

See Notes to Financial Statements.

46	The TARGET Portfolio Trust

SHARES	DESCRIPTION	VALUE (NOTE 1)
	COMMON STOCKS (continued)

	Hotels, Restaurants & Leisure (continued)
13,392	Dave & Buster’s Entertainment, Inc.*	$384,886
41,843	Diversified Restaurant Holdings, Inc.*	205,449
12,945	Jack in the Box, Inc.	1,097,607
16,910	Noodles & Co.*(a)	434,587
13,990	Red Robin Gourmet Burgers, Inc.*	1,084,225
11,930	Scientific Games Corp. (Class A Stock)*(a)	140,893

		6,151,060

	Household Durables—2.1%
11,670	Ethan Allen Interiors, Inc.	317,657
9,847	iRobot Corp.*	310,673
26,410	Kb Home	329,069
31,676	Universal Electronics, Inc.*	2,019,028

		2,976,427

	Insurance—0.7%
9,605	AmTrust Financial Services, Inc.	486,205
4,630	Atlas Financial Holdings, Inc. (Canada)*	77,321
3,358	Enstar Group Ltd.*	453,229

		1,016,755

	Internet Software & Services—4.1%
33,100	ChannelAdvisor Corp.*(a)	313,788
23,757	Cornerstone OnDemand, Inc.*(a)	782,793
16,581	Demandware, Inc.*(a)	888,078
31,517	Everyday Health, Inc.*(a)	437,456
39,670	GTT Communications, Inc.*	456,602
52,221	HomeAway, Inc.*	1,331,113
18,248	Trulia, Inc.*(a)	778,825
13,120	WebMD Health Corp.*	508,400
7,380	Yelp, Inc.*(a)	387,229

		5,884,284

	IT Services—0.8%
23,662	EPAM Systems, Inc.*	1,157,782

	Leisure Products—1.5%
8,599	Black Diamond, Inc.*(a)	54,689
31,385	Brunswick Corp.	1,703,578
15,540	Malibu Boats, Inc. (Class A Stock)*	339,083

		2,097,350

	Life Sciences Tools & Services—0.7%
6,744	INC Research Holdings, Inc.*	157,135
12,724	NanoString Technologies, Inc.*	159,813
10,354	PAREXEL International Corp.*	631,180

		948,128

See Notes to Financial Statements.

The TARGET Portfolio Trust	47

Small Capitalization Growth Portfolio (continued)	Portfolio of Investments As of January 31, 2015 (Unaudited)

SHARES	DESCRIPTION	VALUE (NOTE 1)
	COMMON STOCKS (continued)

	Machinery—2.5%
16,080	Adept Technology, Inc.*(a)	$149,544
7,969	Chart Industries, Inc.*	227,117
12,523	Colfax Corp.*(a)	567,417
13,706	Proto Labs, Inc.*	882,529
7,540	Tennant Co.	491,683
6,364	WABCO Holdings, Inc.*	605,662
15,551	Woodward, Inc.	693,730

		3,617,682

	Media—0.1%
2,355	Rentrak Corp.*	181,170

	Metals & Mining—0.5%
34,101	RTI International Metals, Inc.*	760,452

	Multiline Retail—0.2%
5,710	Burlington Stores, Inc.*	284,872

	Oil, Gas & Consumable Fuels—2.2%
11,842	Diamondback Energy, Inc.*	816,979
20,049	Gulfport Energy Corp.*	771,686
43,250	Rice Energy, Inc.*	738,710
19,625	RSP Permian, Inc.*	525,950
27,620	Sanchez Energy Corp.*	307,687

		3,161,012

	Pharmaceuticals—1.7%
40,730	Depomed, Inc.*	744,137
39,456	Horizon Pharma PLC*(a)	648,262
9,250	Marinus Pharmaceuticals, Inc.*	103,230
5,151	Pacira Pharmaceuticals, Inc.*(a)	552,960
9,309	Theravance Biopharma, Inc. (Cayman Islands)*(a)	151,178
5,150	ZS Pharma, Inc.*(a)	231,390

		2,431,157

	Professional Services—1.5%
6,768	Advisory Board Co. (The)*	317,284
42,301	Kforce, Inc.	989,844
12,550	Korn/Ferry International*	357,675
18,790	Paylocity Holding Corp.*	442,692

		2,107,495

	Real Estate Investment Trusts (REITs)—1.1%
26,723	Geo Group, Inc. (The)	1,162,985
40,650	Two Harbors Investment Corp.	419,508

		1,582,493

See Notes to Financial Statements.

48	The TARGET Portfolio Trust

SHARES	DESCRIPTION	VALUE (NOTE 1)
	COMMON STOCKS (continued)

	Real Estate Management & Development—0.2%
9,820	Marcus & Millichap, Inc*	$336,630

	Road & Rail—0.8%
11,827	Landstar System, Inc.	757,874
32,010	Quality Distribution, Inc.*	266,963
5,002	Roadrunner Transportation Systems, Inc.*	101,641

		1,126,478

	Semiconductors & Semiconductor Equipment—4.2%
37,428	Cavium, Inc.*	2,201,141
21,972	Inphi Corp.*	430,651
21,066	Kulicke & Soffa Industries, Inc. (Singapore)*	319,571
36,986	Microsemi Corp.*	1,030,430
45,280	Pixelworks, Inc.*(a)	236,814
9,456	Qorvo, Inc.*	698,515
3,410	Synaptics, Inc.*	261,922
29,557	Veeco Instruments, Inc.*	862,178

		6,041,222

	Software—9.9%
14,756	Aspen Technology, Inc.*	521,551
30,989	Fortinet, Inc.*	926,416
131,095	Glu Mobile, Inc.*(a)	460,143
23,274	Guidewire Software, Inc.*(a)	1,166,027
52,426	Imperva, Inc.*	2,189,310
10,743	Manhattan Associates, Inc.*	479,568
5,725	MicroStrategy, Inc. (Class A Stock)*	925,160
12,710	Model N, Inc.*	135,997
25,870	Proofpoint, Inc.*(a)	1,293,500
22,029	PTC, Inc.*	735,989
32,352	QLIK Technologies, Inc.*(a)	918,797
30,313	Qualys, Inc.*	1,152,500
14,550	Synchronoss Technologies, Inc.*	617,939
7,123	Tableau Software, Inc. (Class A Stock)*(a)	575,253
10,893	Ultimate Software Group, Inc. (The)*	1,612,273
13,146	Varonis Systems, Inc.*(a)	433,424

		14,143,847

	Specialty Retail—4.3%
33,540	American Eagle Outfitters, Inc.(a)	470,902
50,143	Christopher & Banks Corp.*	261,245
8,265	Five Below, Inc.*(a)	275,390
35,389	Genesco, Inc.*	2,528,544
28,002	MarineMax, Inc.*	714,331
22,517	Tilly’s, Inc. (Class A Stock)*	309,383
37,394	Vitamin Shoppe, Inc.*	1,580,644

		6,140,439

See Notes to Financial Statements.

The TARGET Portfolio Trust	49

Small Capitalization Growth Portfolio (continued)	Portfolio of Investments As of January 31, 2015 (Unaudited)

SHARES	DESCRIPTION	VALUE (NOTE 1)
	COMMON STOCKS (continued)

	Technology Hardware, Storage & Peripherals—0.1%
5,380	Super Micro Computer, Inc.*	$196,747

	Textiles, Apparel & Luxury Goods—1.2%
42,310	Sequential Brands Group, Inc.*	437,908
22,844	Steven Madden Ltd.*	784,463
20,597	Vince Holding Corp.*	483,000

		1,705,371

	Thrifts & Mortgage Finance—0.6%
3,210	BofI Holding, Inc.*(a)	270,796
75,260	MGIC Investment Corp.*(a)	641,215

		912,011

	Trading Companies & Distributors—0.4%
14,849	H&E Equipment Services, Inc.	260,452
4,920	WESCO International, Inc.*(a)	328,459

		588,911

	TOTAL COMMON STOCKS (cost $110,208,626)	140,085,836

UNITS

	WARRANTS*

	Oil, Gas & Consumable Fuels
8,265	Magnum Hunter Resources Corp., expiring 04/15/16 (cost $—)(a)	785

	TOTAL LONG-TERM INVESTMENTS (cost $110,208,626)	140,086,621

SHARES

	SHORT-TERM INVESTMENT—14.6%

	AFFILIATED MONEY MARKET MUTUAL FUND
20,849,743	Prudential Investment Portfolios 2—Prudential Core Taxable Money Market Fund (cost $20,849,743; includes $18,624,394 of cash collateral for securities on loan) (Note 3)(b)(w)	20,849,743

	TOTAL INVESTMENTS—112.6% (cost $131,058,369; Note 5)	160,936,364
	Liabilities in excess of other assets—(12.6)%	(17,991,097)

	NET ASSETS—100.0%	$142,945,267

See the Glossary for abbreviations used in the Portfolio descriptions.

*	Non-income producing security.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $17,900,177; cash collateral of $18,624,394 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments. Securities on loan are subject to contractual netting arrangements.

See Notes to Financial Statements.

50	The TARGET Portfolio Trust

(b)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.
(w)	Prudential Investments LLC, the manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2—Prudential Core Taxable Money Market Fund.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—quoted prices generally in active markets for identical securities.

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of January 31, 2015 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks
Aerospace & Defense	$2,420,097	$—	$—
Airlines	4,232,182	—	—
Banks	7,306,291	—	—
Biotechnology	17,225,469	—	—
Building Products	3,714,867	—	—
Capital Markets	1,978,187	—	—
Chemicals	3,537,374	—	—
Commercial Services & Supplies	1,870,074	—	—
Communications Equipment	1,183,554	—	—
Construction & Engineering	1,915,196	—	—
Construction Materials	728,969	—	—
Consumer Finance	285,730	—	—
Diversified Consumer Services	1,359,648	—	—
Diversified Telecommunication Services	887,444	—	—
Electrical Equipment	1,441,422	—	—
Electronic Equipment, Instruments & Components	4,453,399	—	—
Energy Equipment & Services	401,689	—	—
Food & Staples Retailing	2,045,863	—	—
Food Products	1,099,004	—	—
Health Care Equipment & Supplies	8,863,989	—	—
Health Care Providers & Services	6,294,154	—	—
Health Care Technology	1,291,459	—	—
Hotels, Restaurants & Leisure	6,151,060	—	—
Household Durables	2,976,427	—	—
Insurance	1,016,755	—	—
Internet Software & Services	5,884,284	—	—
IT Services	1,157,782	—	—
Leisure Products	2,097,350	—	—
Life Sciences Tools & Services	948,128	—	—
Machinery	3,617,682	—	—
Media	181,170	—	—
Metals & Mining	760,452	—	—
Multiline Retail	284,872	—	—
Oil, Gas & Consumable Fuels	3,161,012	—	—
Pharmaceuticals	2,431,157	—	—

See Notes to Financial Statements.

The TARGET Portfolio Trust	51

Small Capitalization Growth Portfolio (continued)	Portfolio of Investments As of January 31, 2015 (Unaudited)

	Level 1	Level 2	Level 3
Investments in Securities (continued)
Professional Services	$2,107,495	$—	$—
Real Estate Investment Trusts (REITs)	1,582,493	—	—
Real Estate Management & Development	336,630	—	—
Road & Rail	1,126,478	—	—
Semiconductors & Semiconductor Equipment	6,041,222	—	—
Software	14,143,847	—	—
Specialty Retail	6,140,439	—	—
Technology Hardware, Storage & Peripherals	196,747	—	—
Textiles, Apparel & Luxury Goods	1,705,371	—	—
Thrifts & Mortgage Finance	912,011	—	—
Trading Companies & Distributors	588,911	—	—
Warrants
Oil, Gas & Consumable Fuels	—	—	785
Affiliated Money Market Mutual Fund	20,849,743	—	—

Total	$160,935,579	$—	$785

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of January 31, 2015 was as follows:

Affiliated Money Market Mutual Fund (including 13.0% of collateral for securities on loan)	14.6%
Biotechnology	12.1
Software	9.9
Health Care Equipment & Supplies	6.2
Banks	5.1
Health Care Providers & Services	4.4
Hotels, Restaurants & Leisure	4.3
Specialty Retail	4.3
Semiconductors & Semiconductor Equipment	4.2
Internet Software & Services	4.1
Electronic Equipment, Instruments & Components	3.1
Airlines	3.0
Building Products	2.6
Machinery	2.5
Chemicals	2.5
Oil, Gas & Consumable Fuels	2.2
Household Durables	2.1
Pharmaceuticals	1.7
Aerospace & Defense	1.7
Professional Services	1.5
Leisure Products	1.5
Food & Staples Retailing	1.4
Capital Markets	1.4
Construction & Engineering	1.4
Commercial Services & Supplies	1.3
Textiles, Apparel & Luxury Goods	1.2%
Real Estate Investment Trusts (REITs)	1.1
Electrical Equipment	1.0
Diversified Consumer Services	1.0
Health Care Technology	0.9
Communications Equipment	0.8
IT Services	0.8
Road & Rail	0.8
Food Products	0.8
Insurance	0.7
Life Sciences Tools & Services	0.7
Thrifts & Mortgage Finance	0.6
Diversified Telecommunication Services	0.6
Metals & Mining	0.5
Construction Materials	0.5
Trading Companies & Distributors	0.4
Energy Equipment & Services	0.3
Real Estate Management & Development	0.2
Consumer Finance	0.2
Multiline Retail	0.2
Technology Hardware, Storage & Peripherals	0.1
Media	0.1

112.6
Liabilities in excess of other assets	(12.6)

100.0%

See Notes to Financial Statements.

52	The TARGET Portfolio Trust

Portfolio of Investments As of January 31, 2015 (Unaudited)	Small Capitalization Value Portfolio

SHARES	DESCRIPTION	VALUE (NOTE 1)
	LONG-TERM INVESTMENTS—98.5%

	COMMON STOCKS—94.8%

	Aerospace & Defense—3.4%
261,149	AAR Corp.	$7,484,530
36,668	Cubic Corp.	1,917,370
179,110	Curtiss-Wright Corp.	11,916,188
44,373	Ducommun, Inc.*	1,152,367
44,727	Elbit Systems Ltd. (Israel)	2,763,681
119,364	Engility Holdings, Inc.*	4,762,624
12,329	Huntington Ingalls Industries, Inc.	1,437,561
96,598	Moog, Inc. (Class A Stock)*	6,790,840
74,222	Orbital Sciences Corp.*	2,084,896
225,458	Teledyne Technologies, Inc.*	21,427,528
160,675	Triumph Group, Inc.	9,168,116

		70,905,701

	Air Freight & Logistics—0.6%
134,868	Air Transport Services Group, Inc.*	1,123,450
254,328	Atlas Air Worldwide Holdings, Inc.*	11,495,626
4,400	Park-Ohio Holdings Corp.	235,092

		12,854,168

	Airlines—1.1%
28,893	Alaska Air Group, Inc.	1,960,968
361,591	Hawaiian Holdings, Inc.*	7,029,329
235,939	JetBlue Airways Corp.*	3,961,416
628,532	Republic Airways Holdings, Inc.*	8,648,600
100,868	SkyWest, Inc.	1,265,893

		22,866,206

	Auto Components—3.4%
648,492	American Axle & Manufacturing Holdings, Inc.*	15,790,780
380,308	Cooper Tire & Rubber Co.	13,230,915
944,947	Dana Holding Corp.	19,721,044
8,590	Lear Corp.	862,007
103,760	Modine Manufacturing Co.*	1,264,834
26,528	Strattec Security Corp.	1,671,264
259,945	Tenneco, Inc.*	13,366,372
233,589	Tower International, Inc.*	5,529,052

		71,436,268

	Automobiles—0.2%
71,600	Thor Industries, Inc.	4,034,660

	Banks—12.8%
76,626	1st Source Corp.	2,278,091

See Notes to Financial Statements.

The TARGET Portfolio Trust	53

Small Capitalization Value Portfolio (continued)	Portfolio of Investments As of January 31, 2015 (Unaudited)

SHARES	DESCRIPTION	VALUE (NOTE 1)
	COMMON STOCKS (continued)

	Banks (continued)
10,375	Arrow Financial Corp.	$265,289
44,799	Associated Banc-Corp.	753,071
22,148	BancFirst Corp.	1,277,054
202,011	Banco Latinoamericano de Comercio Exterior SA (Panama)	5,630,047
44,762	Bank of Marin Bancorp	2,193,786
81,564	BankUnited, Inc.	2,256,060
22,900	Banner Corp.	924,702
485,151	BBCN Bancorp, Inc.	6,282,705
2,900	BNC Bancorp	46,342
795,796	Boston Private Financial Holdings, Inc.	8,753,756
13,101	Bryn Mawr Bank Corp.	381,894
6,451	Camden National Corp.	239,719
93,989	Capital Bank Financial Corp. (Class A Stock)*	2,295,211
40,734	Cardinal Financial Corp.	725,473
462,390	Cathay General Bancorp	11,046,497
150,358	Chemical Financial Corp.	4,264,153
14,116	Citizens & Northern Corp.	272,862
14,800	City Holding Co.	626,484
15,099	CNB Financial Corp.	256,683
121,603	Community Bank System, Inc.	4,089,509
22,206	Community Trust Bancorp, Inc.	701,265
14,980	ConnectOne Bancorp, Inc.	275,632
201,880	Customers Bancorp, Inc.*	3,966,942
291,009	CVB Financial Corp.	4,251,641
74,139	Eagle Bancorp, Inc.*	2,535,554
7,971	East West Bancorp, Inc.	288,391
60,180	Enterprise Financial Services Corp.	1,150,040
163,393	Fidelity Southern Corp.	2,498,279
33,528	Financial Institutions, Inc.	738,622
22,611	First Bancorp (United States)	375,343
1,074,807	First BanCorp. (Puerto Rico)*	5,900,690
8,500	First Busey Corp.	52,360
2,100	First Business Financial Services, Inc.	91,917
59,000	First Commonwealth Financial Corp.	465,510
28,834	First Community Bancshares, Inc.	452,405
271,851	First Financial Bancorp	4,490,978
35,759	First Financial Corp.	1,158,949
123,591	First Horizon National Corp.	1,605,447
392,616	First Interstate Bancsystem, Inc.	9,383,522
153,207	First Merchants Corp.	3,346,041
143,397	First NBC Bank Holding Co.*	4,439,571
403,900	First Niagara Financial Group, Inc.	3,279,668
25,482	First of Long Island Corp. (The)	593,985
671,466	FirstMerit Corp.	11,001,970

See Notes to Financial Statements.

54	The TARGET Portfolio Trust

SHARES	DESCRIPTION	VALUE (NOTE 1)
	COMMON STOCKS (continued)

	Banks (continued)
7,700	Flushing Financial Corp.	$139,370
203,800	Fulton Financial Corp.	2,272,370
15,073	German American Bancorp, Inc.	422,044
12,463	Great Southern Bancorp, Inc.	450,164
16,359	Guaranty Bancorp	218,883
148,962	Hancock Holding Co.	3,889,398
102,578	Hanmi Financial Corp.	2,037,199
46,750	Heartland Financial USA, Inc.	1,291,235
187,403	Hilltop Holdings, Inc.*	3,401,364
24,936	Horizon Bancorp	558,068
177,142	International Bancshares Corp.	3,987,466
72,207	Lakeland Bancorp, Inc.	779,113
47,393	Lakeland Financial Corp.	1,788,612
45,973	MainSource Financial Group, Inc.	882,682
16,318	Metro Bancorp, Inc.*	415,456
12,557	MidWestOne Financial Group, Inc.	351,847
1,112,161	National Penn Bancshares, Inc.	10,787,962
60,434	NBT Bancorp, Inc.	1,390,586
120,063	OFG Bancorp (Puerto Rico)	1,933,014
1,139,743	Old National Bancorp	15,283,954
26,640	Pacific Continental Corp.	336,730
20,079	Peapack Gladstone Financial Corp.	358,009
51,305	Preferred Bank	1,339,574
99,220	PrivateBancorp, Inc.	3,010,335
169,358	Prosperity Bancshares, Inc.	7,754,903
76,627	Renasant Corp.	2,004,562
3,651	Republic Bancorp, Inc. (Class A Stock)	83,206
73,763	S&T Bancorp, Inc.	2,027,745
16,808	Sandy Spring Bancorp, Inc.	415,662
9,658	Sierra Bancorp	152,983
45,688	State Bank Financial Corp.	834,263
29,145	Stock Yards Bancorp, Inc.	897,666
460,346	TCF Financial Corp.	6,767,086
35,943	Tompkins Financial Corp.	1,842,798
91,239	Trico Bancshares	2,130,431
14,000	Tristate Capital Holdings, Inc.*	132,440
56,845	Triumph Bancorp, Inc.*	738,985
361,035	Trustmark Corp.	7,711,708
834,398	Umpqua Holdings Corp.	12,941,513
289,000	Union Bankshares Corp.	5,780,000
117,213	United Community Banks, Inc.	2,052,400
37,188	Univest Corp. of Pennsylvania	688,722
726,272	Webster Financial Corp.	22,173,084
82,448	WesBanco, Inc.	2,488,281
25,759	West Bancorporation, Inc.	421,417
207,846	Western Alliance Bancorp*	5,343,721
393,660	Wilshire Bancorp, Inc.	3,582,306

See Notes to Financial Statements.

The TARGET Portfolio Trust	55

Small Capitalization Value Portfolio (continued)	Portfolio of Investments As of January 31, 2015 (Unaudited)

SHARES	DESCRIPTION	VALUE (NOTE 1)
	COMMON STOCKS (continued)

	Banks (continued)
54,720	Wintrust Financial Corp.	$2,378,678

		266,574,105

	Capital Markets—2.0%
204,375	Arlington Asset Investment Corp. (Class A Stock)	5,422,069
41,900	BGC Partners, Inc. (Class A Stock)	328,077
84,749	Calamos Asset Management, Inc. (Class A Stock)	1,063,600
28,035	FBR & Co.*	628,545
332,711	Investment Technology Group, Inc.*	6,903,753
29,594	Oppenheimer Holdings, Inc. (Class A Stock)	584,481
71,383	Piper Jaffray Cos.*	3,644,102
471,179	Stifel Financial Corp.*	22,216,090

		40,790,717

	Chemicals—1.6%
246,181	Cabot Corp.	10,440,536
8,404	Chase Corp.	300,863
84,558	Innophos Holdings, Inc.	5,034,583
137,740	Innospec, Inc.	5,436,598
101,192	Kronos Worldwide, Inc.	1,136,386
31,011	Minerals Technologies, Inc.	2,025,949
121,660	Schulman (A.), Inc.	4,239,851
102,119	Stepan Co.	3,921,370
43,580	Tredegar Corp.	932,176

		33,468,312

	Commercial Services & Supplies—1.9%
515,341	ACCO Brands Corp.*	4,081,501
68,463	ARC Document Solutions, Inc.*	627,805
398,256	Ennis, Inc.	5,312,735
73,000	Kimball International, Inc. (Class B Stock)	632,910
53,697	Multi-Color Corp.	3,126,239
47,706	Performant Financial Corp.*	236,622
49,095	Pitney Bowes, Inc.	1,177,298
144,671	Quad/Graphics, Inc.	2,899,207
61,871	UniFirst Corp.	7,185,079
123,811	Viad Corp.	3,340,421
306,137	West Corp.	10,010,680

		38,630,497

	Communications Equipment—0.7%
89,677	Alliance Fiber Optic Products, Inc.	1,298,523
110,589	ARRIS Group, Inc.*	2,899,644
22,209	Bel Fuse, Inc. (Class B Stock)	522,356

See Notes to Financial Statements.

56	The TARGET Portfolio Trust

SHARES	DESCRIPTION	VALUE (NOTE 1)
	COMMON STOCKS (continued)

	Communications Equipment (continued)
119,379	Brocade Communications Systems, Inc.	$1,327,495
131,062	Plantronics, Inc.	6,006,571
179,868	Polycom, Inc.*	2,392,244

		14,446,833

	Construction & Engineering—0.9%
25,500	AECOM*	648,210
391,693	Aegion Corp.*	6,000,737
160,462	Argan, Inc.	4,879,649
75,309	EMCOR Group, Inc.	3,039,471
136,385	MYR Group, Inc.*	3,413,717
32,483	Northwest Pipe Co.*	777,318

		18,759,102

	Consumer Finance—1.7%
268,182	Cash America International, Inc.	5,578,185
43,701	Credit Acceptance Corp.*	6,889,026
238,691	Encore Capital Group, Inc.*	8,884,079
243,511	Enova International, Inc.*	4,687,587
88,401	Ezcorp, Inc. (Class A Stock)*	911,414
67,900	Green Dot Corp. (Class A Stock)*	1,035,475
131,453	Nelnet, Inc. (Class A Stock)	5,749,754
17,784	World Acceptance Corp.*	1,306,235

		35,041,755

	Containers & Packaging—1.8%
554,154	Berry Plastics Group, Inc.*	18,741,488
1,092,878	Graphic Packaging Holding Co.*	15,824,873
49,558	Silgan Holdings, Inc.	2,547,777

		37,114,138

	Diversified Consumer Services—0.7%
54,931	DeVry Education Group, Inc.	2,329,624
393,130	K12, Inc.*	5,590,308
100,478	Strayer Education, Inc.*	6,732,026

		14,651,958

	Diversified Financial Services
2,000	Gain Capital Holdings, Inc.	16,300

	Diversified Telecommunication Services—0.7%
73,899	IDT Corp. (Class B Stock)	1,578,483
176,023	Inteliquent, Inc.	2,960,707
179,011	Intelsat SA*	2,819,423
851,598	Iridium Communications, Inc.*	7,247,099
44,010	Premiere Global Services, Inc.*	389,048

		14,994,760

See Notes to Financial Statements.

The TARGET Portfolio Trust	57

Small Capitalization Value Portfolio (continued)	Portfolio of Investments As of January 31, 2015 (Unaudited)

SHARES	DESCRIPTION	VALUE (NOTE 1)
	COMMON STOCKS (continued)

	Electric Utilities—1.0%
61,734	El Paso Electric Co.	$2,473,064
175,159	IDACORP, Inc.	11,895,048
79,294	MGE Energy, Inc.	3,639,594
77,503	Portland General Electric Co.	3,076,869
5,983	Unitil Corp.	223,525

		21,308,100

	Electrical Equipment—0.2%
181,725	Thermon Group Holdings, Inc.*	3,716,276

	Electronic Equipment, Instruments & Components—2.1%
20,954	Arrow Electronics, Inc.*	1,153,308
309,350	Benchmark Electronics, Inc.*	7,495,550
250,630	Checkpoint Systems, Inc.*	3,248,165
31,085	CTS Corp.	497,360
32,264	Electro Rent Corp.	415,883
87,194	Fabrinet (Thailand)*	1,423,878
13,500	GSI Group, Inc.*	178,470
50,925	Kimball Electronics, Inc.*	518,417
23,255	Littelfuse, Inc.	2,296,199
60,194	Methode Electronics, Inc.	2,177,217
24,986	OSI Systems, Inc.*	1,748,520
9,353	Rogers Corp.*	690,813
900,174	Sanmina Corp.*	19,065,685
139,824	Vishay Intertechnology, Inc.	1,904,403

		42,813,868

	Energy Equipment & Services—3.1%
143,200	Atwood Oceanics, Inc.	4,092,656
334,973	Bristow Group, Inc.	18,661,346
56,700	C&J Energy Services, Inc.*	584,010
765,995	Forum Energy Technologies, Inc.*	11,834,623
44,684	Gulf Island Fabrication, Inc.	740,414
672,450	Helix Energy Solutions Group, Inc.*	12,621,886
383,068	ION Geophysical Corp.*	861,903
166,780	Matrix Service Co.*	3,202,176
65,631	Nabors Industries Ltd.	755,413
527,100	Newpark Resources, Inc.*	4,554,144
75,300	Parker Drilling Co.*	204,063
21,315	PHI, Inc.*	729,186
102,346	Pioneer Energy Services Corp.*	423,712
221,163	Superior Energy Services, Inc.	4,423,260
38,319	Tesco Corp.	392,387

		64,081,179

See Notes to Financial Statements.

58	The TARGET Portfolio Trust

SHARES	DESCRIPTION	VALUE (NOTE 1)
	COMMON STOCKS (continued)

	Food & Staples Retailing—2.3%
245,574	Andersons, Inc. (The)	$11,045,919
146,805	Ingles Markets, Inc.	6,261,233
188,390	SpartanNash Co.	4,852,926
2,162,119	SUPERVALU, Inc.*	21,059,039
92,400	Weis Markets, Inc.	4,234,692

		47,453,809

	Food Products—1.0%
208,424	Cal-Maine Foods, Inc.	7,305,261
197,561	Fresh Del Monte Produce, Inc.	6,643,976
72,392	Ingredion, Inc.	5,837,691
70,531	Pilgrim’s Pride Corp.	1,914,917

		21,701,845

	Gas Utilities—0.6%
24,628	AGL Resources, Inc.	1,388,527
24,532	Atmos Energy Corp.	1,396,116
162,150	New Jersey Resources Corp.	10,358,142

		13,142,785

	Health Care Equipment & Supplies—0.2%
17,914	Cantel Medical Corp.	726,771
222,425	Merit Medical Systems, Inc.*	3,409,775

		4,136,546

	Health Care Providers & Services—2.0%
79,150	Centene Corp.*	8,640,014
25,989	Community Health Systems, Inc.*	1,223,302
252,260	HealthSouth Corp.	11,124,666
12,656	National Healthcare Corp.	796,948
1,127,394	Select Medical Holdings Corp.	15,242,367
149,595	Skilled Healthcare Group, Inc. (Class A Stock)*	1,241,639
124,233	Triple-S Management Corp. (Puerto Rico) (Class B Stock)*	2,991,531

		41,260,467

	Hotels, Restaurants & Leisure—0.3%
37,002	Marcus Corp. (The)	697,858
184,335	Penn National Gaming, Inc.*	2,759,495
40,628	Ruth’s Hospitality Group, Inc.	589,918
58,482	Speedway Motorsports, Inc.	1,303,564

		5,350,835

	Household Durables—1.0%
20,145	CSS Industries, Inc.	547,944
17,518	Flexsteel Industries, Inc.	522,036
238,734	Helen of Troy Ltd.*	17,957,572
28,193	Libbey, Inc.	922,193

		19,949,745

See Notes to Financial Statements.

The TARGET Portfolio Trust	59

Small Capitalization Value Portfolio (continued)	Portfolio of Investments As of January 31, 2015 (Unaudited)

SHARES	DESCRIPTION	VALUE (NOTE 1)
	COMMON STOCKS (continued)

	Insurance—9.1%
205,866	Allied World Assurance Co. Holdings AG	$7,960,838
264,028	Ambac Financial Group, Inc.*	6,455,485
750,777	American Equity Investment Life Holding Co.	19,152,321
42,023	American Financial Group, Inc.	2,439,015
103,998	Argo Group International Holdings Ltd.	5,562,853
132,111	Aspen Insurance Holdings Ltd.	5,723,049
731,678	CNO Financial Group, Inc.	11,355,643
190,198	Employers Holdings, Inc.	3,956,118
79,979	Endurance Specialty Holdings Ltd.	4,888,316
17,471	Enstar Group Ltd.*	2,358,061
54,368	FBL Financial Group, Inc. (Class A Stock)	2,837,466
54,539	Federated National Holding Co.	1,587,630
20,632	Fidelity & Guaranty Life	445,858
482,874	First American Financial Corp.	16,427,373
6,486	Global Indemnity PLC*	170,193
97,752	Hanover Insurance Group, Inc. (The)	6,744,888
232,369	HCC Insurance Holdings, Inc.	12,394,562
53,963	HCI Group, Inc.	2,493,630
95,166	Horace Mann Educators Corp.	2,899,708
25,781	Infinity Property & Casualty Corp.	1,811,631
194,255	Maiden Holdings Ltd.	2,428,188
16,886	Montpelier Re Holdings Ltd. (Bermuda)	593,205
73,762	Navigators Group, Inc. (The)*	5,474,616
102,650	Platinum Underwriters Holdings Ltd.	7,578,649
131,315	Protective Life Corp.	9,185,484
81,311	Reinsurance Group of America, Inc.	6,733,364
387,567	Selective Insurance Group, Inc.	10,006,980
14,154	StanCorp Financial Group, Inc.	878,114
90,659	State Auto Financial Corp.	1,994,498
328,035	Symetra Financial Corp.	6,662,391
167,225	United Fire Group, Inc.	4,672,267
330,780	United Insurance Holdings Corp.	8,080,955
363,585	Universal Insurance Holdings, Inc.	8,446,080

		190,399,429

	Internet & Catalog Retail—0.1%
38,200	Lands’ End, Inc.*	1,325,158
65,565	Overstock.com, Inc.*	1,467,345

		2,792,503

	Internet Software & Services—0.2%
303,340	Blucora, Inc.*	4,101,157
215,744	EarthLink Holdings Corp.	910,439

		5,011,596

See Notes to Financial Statements.

60	The TARGET Portfolio Trust

SHARES	DESCRIPTION	VALUE (NOTE 1)
	COMMON STOCKS (continued)

	IT Services—3.3%
193,700	Booz Allen Hamilton Holding Corp.	$5,638,607
229,178	CACI International, Inc. (Class A Stock)*	19,386,167
685,331	Convergys Corp.	13,130,942
72,315	ExlService Holdings, Inc.*	2,124,615
298,896	Science Applications International Corp.	14,580,147
182,083	Sykes Enterprises, Inc.*	4,100,509
47,563	TeleTech Holdings, Inc.*	1,049,240
418,879	Unisys Corp.*	9,186,016

		69,196,243

	Leisure Products
19,300	Arctic Cat, Inc.	648,866

	Machinery—3.7%
94,594	Altra Industrial Motion Corp.	2,416,877
82,731	Blount International, Inc.*	1,282,330
51,368	Columbus McKinnon Corp.	1,286,768
232,501	Douglas Dynamics, Inc.	4,694,195
206,764	Federal Signal Corp.	3,157,286
153,652	Global Brass & Copper Holdings, Inc.	2,017,451
136,470	Hillenbrand, Inc.	4,286,523
11,044	Hyster-Yale Materials Handling, Inc.	691,907
33,701	Kadant, Inc.	1,339,278
46,100	Kennametal, Inc.	1,448,462
40,720	LB Foster Co. (Class A Stock)	1,930,535
1,049,636	Meritor, Inc.*	13,435,341
93,647	Standex International Corp.	6,563,718
197,794	Timken Co. (The)	7,518,150
143,102	TriMas Corp.*	3,862,323
364,631	Trinity Industries, Inc.	9,651,782
245,597	Wabash National Corp.*	3,062,595
179,023	Woodward, Inc.	7,986,216

		76,631,737

	Marine—0.4%
259,665	Matson, Inc.	9,023,359

	Media
38,182	Entercom Communications Corp. (Class A Stock)*	441,766
42,400	Journal Communications, Inc. (Class A Stock)*	426,120

		867,886

	Metals & Mining—0.3%
29,493	Handy & Harman Ltd.*	1,331,019
26,574	Materion Corp.	875,613
128,215	Worthington Industries, Inc.	3,837,475

		6,044,107

See Notes to Financial Statements.

The TARGET Portfolio Trust	61

Small Capitalization Value Portfolio (continued)	Portfolio of Investments As of January 31, 2015 (Unaudited)

SHARES	DESCRIPTION	VALUE (NOTE 1)
	COMMON STOCKS (continued)

	Multi-Utilities—0.5%
110,595	Avista Corp.	$4,106,392
237,500	MDU Resources Group, Inc.	5,369,875

		9,476,267

	Oil, Gas & Consumable Fuels—2.7%
10,378	Adams Resources & Energy, Inc.	602,339
14,307	Clayton Williams Energy, Inc.*	799,761
17,339	CVR Energy, Inc.	664,431
423,533	Delek US Holdings, Inc.	13,065,993
291,600	Newfield Exploration Co.*	8,683,848
197,512	Pacific Ethanol, Inc.*	1,696,628
6,900	Panhandle Oil And Gas, Inc. (Class A Stock)	144,486
203,819	Renewable Energy Group, Inc.*	1,781,378
15,600	REX American Resources Corp.*	865,956
261,110	Rosetta Resources, Inc.*	4,457,148
182,969	Ship Finance International Ltd. (Norway)	2,541,440
152,200	SM Energy Co.	5,756,204
260,571	VAALCO Energy, Inc.*	1,443,563
290,300	Warren Resources, Inc.*	304,815
351,047	Western Refining, Inc.	13,034,375

		55,842,365

	Paper & Forest Products—1.0%
15,686	Clearwater Paper Corp.*	1,161,078
497,522	KapStone Paper & Packaging Corp.	14,860,982
132,343	Schweitzer-Mauduit International, Inc.	5,142,849

		21,164,909

	Pharmaceuticals—0.1%
147,187	SciClone Pharmaceuticals, Inc.*	1,086,240

	Professional Services—1.1%
9,767	CDI Corp.	165,941
87,105	CRA International, Inc.*	2,572,211
166,000	ICF International, Inc.*	6,201,760
292,008	Korn/Ferry International*	8,322,228
256,848	Navigant Consulting, Inc.*	3,706,317
107,729	RPX Corp.*	1,330,453
11,700	VSE Corp.	846,729

		23,145,639

	Real Estate Investment Trusts (REITs)—13.4%
300,581	AG Mortgage Investment Trust, Inc.	5,527,685
38,248	Agree Realty Corp.	1,324,911
355,937	American Capital Mortgage Investment Corp.	6,634,666

See Notes to Financial Statements.

62	The TARGET Portfolio Trust

SHARES	DESCRIPTION	VALUE (NOTE 1)
	COMMON STOCKS (continued)

	Real Estate Investment Trusts (REITs) (continued)
1,282,622	Anworth Mortgage Asset Corp.	$6,656,808
205,680	Apollo Commercial Real Estate Finance, Inc.	3,399,890
400,181	Apollo Residential Mortgage, Inc.	6,262,833
160,995	Armada Hoffler Properties, Inc.	1,717,817
779,320	Ashford Hospitality Trust, Inc.	8,198,446
299,738	Campus Crest Communities, Inc.	2,065,195
533,692	Capstead Mortgage Corp.	6,414,978
386,600	CBL & Associates Properties, Inc.	7,971,692
412,405	Cedar Realty Trust, Inc.	3,282,744
1,603,930	Chambers Street Properties	13,553,208
79,563	Chatham Lodging Trust	2,476,796
446,459	Colony Financial, Inc.	11,183,798
107,076	CorEnergy Infrastructure Trust, Inc.	701,348
1,270,709	CYS Investments, Inc.	11,233,067
416,706	Dynex Capital, Inc.	3,487,829
336,400	First Potomac Realty Trust	4,305,920
779,903	Franklin Street Properties Corp.	10,045,151
424,850	Geo Group, Inc. (The)	18,489,472
97,925	Getty Realty Corp.	1,814,550
147,887	Gladstone Commercial Corp.	2,573,234
1,238,175	Hersha Hospitality Trust	8,271,009
532,389	Inland Real Estate Corp.	6,058,587
796,126	Invesco Mortgage Capital, Inc.	12,212,573
213,282	Investors Real Estate Trust	1,759,576
285,324	LaSalle Hotel Properties	11,544,209
1,228,577	Lexington Realty Trust	14,018,064
393,823	Mack-Cali Realty Corp.	7,683,487
461,434	MFA Financial, Inc.	3,617,643
1,151,938	New Residential Investment Corp.	14,687,209
33,939	One Liberty Properties, Inc.	831,845
99,355	Pennsylvania Real Estate Investment Trust	2,377,565
572,543	Pennymac Mortgage Investment Trust	12,887,943
978,219	RAIT Financial Trust	6,896,444
286,097	Retail Properties of America, Inc. (Class A Stock)	5,061,056
262,605	RLJ Lodging Trust	8,946,952
80,000	Ryman Hospitality Properties, Inc.	4,392,000
594,628	Select Income REIT	14,788,398
88,265	Summit Hotel Properties, Inc.	1,131,557
74,000	Sunstone Hotel Investors, Inc.	1,261,700
214,080	Two Harbors Investment Corp.	2,209,306

		279,959,161

	Road & Rail—0.2%
4,700	AMERCO*	1,344,717
38,932	ArcBest Corp.	1,450,607
88,627	Quality Distribution, Inc.*	739,149
17,600	Werner Enterprises, Inc.	502,128

		4,036,601

See Notes to Financial Statements.

The TARGET Portfolio Trust	63

Small Capitalization Value Portfolio (continued)	Portfolio of Investments As of January 31, 2015 (Unaudited)

SHARES	DESCRIPTION	VALUE (NOTE 1)
	COMMON STOCKS (continued)

	Semiconductors & Semiconductor Equipment—2.2%
493,724	Advanced Energy Industries, Inc.*	$11,849,376
1,180,561	Amkor Technology, Inc.*	7,496,562
657,396	Cirrus Logic, Inc.*	17,420,994
423,657	Entegris, Inc.*	5,507,541
117,448	Pericom Semiconductor Corp.*	1,715,915
156,358	Ultra Clean Holdings, Inc.*	1,375,951

		45,366,339

	Software—0.6%
246,384	AVG Technologies NV*	4,873,475
36,485	BroadSoft, Inc.*	981,082
170,428	Epiq Systems, Inc.	2,973,969
58,148	Mentor Graphics Corp.	1,337,985
108,254	Take-Two Interactive Software, Inc.*	3,217,309

		13,383,820

	Specialty Retail—2.8%
231,022	Cato Corp. (The) (Class A Stock)	9,795,333
122,950	Express, Inc.*	1,608,186
301,018	Finish Line, Inc. (The) (Class A Stock)	7,104,025
234,965	Group 1 Automotive, Inc.	18,888,836
510,122	Guess?, Inc.	9,580,091
88,901	Outerwall, Inc.*	5,518,974
57,358	Shoe Carnival, Inc.	1,331,853
181,213	Stage Stores, Inc.	3,624,260
28,878	Stein Mart, Inc.	397,361

		57,848,919

	Textiles, Apparel & Luxury Goods—0.1%
16,372	Culp, Inc.	328,913
55,294	Iconix Brand Group, Inc.*	1,837,973
47,643	Vera Bradley, Inc.*	908,552

		3,075,438

	Thrifts & Mortgage Finance—3.4%
107,204	Berkshire Hills Bancorp, Inc.	2,669,380
235,383	Dime Community Bancshares, Inc.	3,474,253
9,062	Federal Agricultural Mortgage Corp. (Class C Stock)	249,658
31,072	First Defiance Financial Corp.	946,453
61,491	Flagstar Bancorp, Inc.*	873,787
416,045	Home Loan Servicing Solutions Ltd.	5,017,503
13,715	Meta Financial Group, Inc.	459,041
591,900	MGIC Investment Corp.*	5,042,988
27,255	OceanFirst Financial Corp.	441,531

See Notes to Financial Statements.

64	The TARGET Portfolio Trust

SHARES	DESCRIPTION	VALUE (NOTE 1)
	COMMON STOCKS (continued)

	Thrifts & Mortgage Finance (continued)
280,976	Oritani Financial Corp.	$3,964,571
19,415	PennyMac Financial Services, Inc. (Class A Stock)*	349,858
246,320	Provident Financial Services, Inc.	4,276,115
1,172,966	Radian Group, Inc.	18,485,944
92,941	TrustCo Bank Corp.	597,611
217,921	Walker & Dunlop, Inc.*	3,868,098
812,604	Washington Federal, Inc.	16,138,316
66,926	WSFS Financial Corp.	4,943,154

		71,798,261

	Trading Companies & Distributors—2.0%
498,953	Aircastle Ltd.	10,008,997
211,206	CAI International, Inc.*	4,428,990
217,247	GATX Corp.	12,415,666
189,365	Rush Enterprises, Inc. (Class A Stock)*	5,302,220
106,237	TAL International Group, Inc.*	4,318,534
132,969	Textainer Group Holdings Ltd.	4,362,713

		40,837,120

	Water Utilities—0.2%
110,284	SJW Corp.	3,724,291

	Wireless Telecommunication Services—0.1%
35,143	Shenandoah Telecommunications Co.	1,044,099

	TOTAL COMMON STOCKS (cost $1,853,372,949)	1,973,906,130

	EXCHANGE TRADED FUND—3.7%
800,639	iShares Russell 2000 Value Index Fund (cost $79,057,827)	77,942,207

	TOTAL LONG-TERM INVESTMENTS (cost $1,932,430,776)	2,051,848,337

	SHORT-TERM INVESTMENT—1.4%

	AFFILIATED MONEY MARKET MUTUAL FUND
28,086,989	Prudential Investment Portfolios 2—Prudential Core Taxable Money Market Fund (cost $28,086,989) (Note 3)(w)	28,086,989

	TOTAL INVESTMENTS—99.9% (cost $1,960,517,765; Note 5)	2,079,935,326
	Other assets in excess of liabilities—0.1%	2,878,457

	NET ASSETS—100.0%	$2,082,813,783

See the Glossary for abbreviations used in the Portfolio descriptions.

*	Non-income producing security.
(w)	Prudential Investments LLC, the manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2—Prudential Core Taxable Money Market Fund.

See Notes to Financial Statements.

The TARGET Portfolio Trust	65

Small Capitalization Value Portfolio (continued)	Portfolio of Investments As of January 31, 2015 (Unaudited)

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—quoted prices generally in active markets for identical securities.

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of January 31, 2015 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks
Aerospace & Defense	$70,905,701	$—	$—
Air Freight & Logistics	12,854,168	—	—
Airlines	22,866,206	—	—
Auto Components	71,436,268	—	—
Automobiles	4,034,660	—	—
Banks	266,574,105	—	—
Capital Markets	40,790,717	—	—
Chemicals	33,468,312	—	—
Commercial Services & Supplies	38,630,497	—	—
Communications Equipment	14,446,833	—	—
Construction & Engineering	18,759,102	—	—
Consumer Finance	35,041,755	—	—
Containers & Packaging	37,114,138	—	—
Diversified Consumer Services	14,651,958	—	—
Diversified Financial Services	16,300	—	—
Diversified Telecommunication Services	14,994,760	—	—
Electric Utilities	21,308,100	—	—
Electrical Equipment	3,716,276	—	—
Electronic Equipment, Instruments & Components	42,813,868	—	—
Energy Equipment & Services	64,081,179	—	—
Food & Staples Retailing	47,453,809	—	—
Food Products	21,701,845	—	—
Gas Utilities	13,142,785	—	—
Health Care Equipment & Supplies	4,136,546	—	—
Health Care Providers & Services	41,260,467	—	—
Hotels, Restaurants & Leisure	5,350,835	—	—
Household Durables	19,949,745	—	—
Insurance	190,399,429	—	—
Internet & Catalog Retail	2,792,503	—	—
Internet Software & Services	5,011,596	—	—
IT Services	69,196,243	—	—
Leisure Products	648,866	—	—
Machinery	76,631,737	—	—
Marine	9,023,359	—	—
Media	867,886	—	—
Metals & Mining	6,044,107	—	—
Multi-Utilities	9,476,267	—	—

See Notes to Financial Statements.

66	The TARGET Portfolio Trust

	Level 1	Level 2	Level 3
Investments in Securities (continued)
Oil, Gas & Consumable Fuels	$55,842,365	$—	$—
Paper & Forest Products	21,164,909	—	—
Pharmaceuticals	1,086,240	—	—
Professional Services	23,145,639	—	—
Real Estate Investment Trusts (REITs)	279,959,161	—	—
Road & Rail	4,036,601	—	—
Semiconductors & Semiconductor Equipment	45,366,339	—	—
Software	13,383,820	—	—
Specialty Retail	57,848,919	—	—
Textiles, Apparel & Luxury Goods	3,075,438	—	—
Thrifts & Mortgage Finance	71,798,261	—	—
Trading Companies & Distributors	40,837,120	—	—
Water Utilities	3,724,291	—	—
Wireless Telecommunication Services	1,044,099	—	—
Exchange Traded Fund	77,942,207	—	—
Affiliated Money Market Mutual Fund	28,086,989	—	—

Total	$2,079,935,326	$—	$—

The industry classification of investments and other assets in excess of liabilities shown as a percentage of net assets as of January 31, 2015 was as follows:

Real Estate Investment Trusts (REITs)	13.4%
Banks	12.8
Insurance	9.1
Exchange Traded Fund	3.7
Machinery	3.7
Thrifts & Mortgage Finance	3.4
Auto Components	3.4
Aerospace & Defense	3.4
IT Services	3.3
Energy Equipment & Services	3.1
Specialty Retail	2.8
Oil, Gas & Consumable Fuels	2.7
Food & Staples Retailing	2.3
Semiconductors & Semiconductor Equipment	2.2
Electronic Equipment, Instruments & Components	2.1
Health Care Providers & Services	2.0
Trading Companies & Distributors	2.0
Capital Markets	2.0
Commercial Services & Supplies	1.9
Containers & Packaging	1.8
Consumer Finance	1.7
Chemicals	1.6
Affiliated Money Market Mutual Fund	1.4
Professional Services	1.1
Airlines	1.1
Food Products	1.0
Electric Utilities	1.0
Paper & Forest Products	1.0%
Household Durables	1.0
Construction & Engineering	0.9
Diversified Telecommunication Services	0.7
Diversified Consumer Services	0.7
Communications Equipment	0.7
Software	0.6
Gas Utilities	0.6
Air Freight & Logistics	0.6
Multi-Utilities	0.5
Marine	0.4
Metals & Mining	0.3
Hotels, Restaurants & Leisure	0.3
Internet Software & Services	0.2
Health Care Equipment & Supplies	0.2
Road & Rail	0.2
Automobiles	0.2
Water Utilities	0.2
Electrical Equipment	0.2
Textiles, Apparel & Luxury Goods	0.1
Internet & Catalog Retail	0.1
Pharmaceuticals	0.1
Wireless Telecommunication Services	0.1

99.9
Other assets in excess of liabilities	0.1

100.0%

See Notes to Financial Statements.

The TARGET Portfolio Trust	67

International Equity Portfolio	Portfolio of Investments As of January 31, 2015 (Unaudited)

SHARES	DESCRIPTION	VALUE (NOTE 1)
	LONG-TERM INVESTMENTS—97.0%

	COMMON STOCKS—97.0%

	Australia—3.7%
98,662	Ansell Ltd.	$1,731,789
1,291,400	Arrium Ltd.	203,803
166,700	Ausdrill Ltd.	48,372
165,969	Bank of Queensland Ltd.	1,607,716
91,300	Bendigo & Adelaide Bank Ltd.	945,508
227,100	Bradken Ltd.	478,970
72,945	Caltex Australia Ltd.	1,887,839
248,800	Challenger Ltd.	1,210,420
288,000	Downer EDI Ltd.	935,116
355,100	Fortescue Metals Group Ltd.	643,901
178,100	Lend Lease Group	2,295,648
637,800	Metcash Ltd.	720,003
75,100	Mineral Resources Ltd.	389,013
54,600	National Australia Bank Ltd.	1,505,785
66,800	Orica Ltd.	937,661
914,400	Pacific Brands Ltd.	346,864
260,000	Primary Health Care Ltd.	931,198
882,400	Seven West Media Ltd.	894,407
237,600	Toll Holdings Ltd.	1,136,209

		18,850,222

	Austria—0.7%
39,100	OMV AG	972,055
147,640	UNIQA Insurance Group AG	1,249,641
29,800	Voestalpine AG	1,061,248

		3,282,944

	Belgium—1.7%
102,600	AGFA-Gevaert NV*	239,874
50,178	Anheuser-Busch InBev NV	6,119,989
25,400	Delhaize Group SA	2,112,926
16,878	Dexia SA*	515

		8,473,304

	Brazil—0.2%
150,700	Estacio Participacoes SA	937,364

	Canada—1.0%
34,500	MacDonald, Dettwiler & Associates Ltd.	2,534,218
73,800	Rogers Communications, Inc. (Class B Stock)	2,623,974

		5,158,192

See Notes to Financial Statements.

68	The TARGET Portfolio Trust

SHARES	DESCRIPTION	VALUE (NOTE 1)
	COMMON STOCKS (continued)

	China—0.4%
1,482,000	Poly Property Group Co. Ltd.	$680,802
1,824,000	Shougang Fushan Resources Group Ltd.	376,456
873,000	TCL Communication Technology Holdings Ltd.	769,009

		1,826,267

	Denmark—0.8%
700	A.P. Moeller—Maersk A/S (Class B Stock)	1,414,525
19,142	Carlsberg A/S (Class B Stock)	1,405,607
184,800	TDC A/S	1,367,667

		4,187,799

	Finland—1.0%
79,793	Sampo Oyj (Class A Stock)	3,864,510
41,200	Tieto Oyj	1,012,457

		4,876,967

	France—8.8%
46,842	Airbus Group NV	2,495,735
37,700	Alstom SA*	1,228,398
6,200	Arkema SA	442,273
74,000	AXA SA	1,730,996
96,373	BNP Paribas SA	5,060,077
43,924	Cap Gemini SA	3,187,995
22,600	Cie Generale des Etablissements Michelin	2,200,823
73,800	CNP Assurances	1,295,589
124,000	Credit Agricole SA	1,470,592
101,200	Electricite de France	2,743,416
19,800	Renault SA	1,513,236
30,000	Sanofi	2,764,184
42,800	SCOR SE	1,332,355
24,200	Societe Generale SA	971,779
42,000	Thales SA	2,211,801
79,900	Total SA	4,101,296
48,957	Valeo SA	6,902,992
52,109	Vinci SA	2,737,493

		44,391,030

	Germany—8.3%
18,300	Allianz SE	3,017,500
3,600	Aurubis AG	195,167
26,000	BASF SE	2,325,369
42,875	Bayer AG	6,175,319
47,372	Bayerische Motoren Werke AG	5,508,893
15,561	Continental AG	3,511,275
37,400	Daimler AG	3,387,109
26,700	Deutsche Bank AG	775,035
36,100	DMG Mori Seiki AG	1,182,469
54,400	E.ON SE	842,105

See Notes to Financial Statements.

The TARGET Portfolio Trust	69

International Equity Portfolio (continued)	Portfolio of Investments As of January 31, 2015 (Unaudited)

SHARES	DESCRIPTION	VALUE (NOTE 1)
	COMMON STOCKS (continued)

	Germany (continued)
48,100	Freenet AG	$1,432,191
19,500	Hannover Rueck SE	1,747,725
7,400	Heidelberger Druckmaschinen AG*	17,372
17,100	Merck KGaA	1,708,565
14,300	Muenchener Rueckversicherungs AG	2,866,874
18,900	Rheinmetall AG	817,866
13,027	RTL Group SA	1,233,073
31,800	Stada Arzneimittel AG	985,992
12,100	Volkswagen AG	2,686,504
22,900	Wincor Nixdorf AG	1,049,440

		41,465,843

	Greece—0.2%
77,927	Hellenic Telecommunications Organization SA*	642,606
1,013,351	Piraeus Bank SA*	589,601

		1,232,207

	Hong Kong—1.6%
97,000	Cheung Kong Holdings Ltd.	1,851,031
2,098,000	China Resources Cement Holdings Ltd.	1,245,048
583,200	First Pacific Co. Ltd.	594,311
1,087,000	Huabao International Holdings Ltd.	856,534
292,680	Kingboard Chemical Holdings Ltd.	473,358
2,444,000	Skyworth Digital Holdings Ltd.	1,378,275
410,800	Yue Yuen Industrial Holdings Ltd.	1,528,783

		7,927,340

	Ireland—2.0%
239,200	C&C Group PLC	932,350
156,367	James Hardie Industries PLC	1,567,864
33,100	Permanent TSB Group Holdings PLC (Chi-X)*	2,020
15,500	Permanent TSB Group Holdings PLC (XLON)*	946
29,600	Ryanair Holdings PLC, ADR*	1,953,008
45,673	Shire PLC	3,333,587
82,300	Smurfit Kappa Group PLC	2,023,363

		9,813,138

	Israel—2.1%
182,600	Bank Hapoalim BM	811,119
16,000	Elbit Systems Ltd.	983,759
39,000	Teva Pharmaceutical Industries Ltd.	2,214,946
115,760	Teva Pharmaceutical Industries Ltd., ADR	6,582,114

		10,591,938

See Notes to Financial Statements.

70	The TARGET Portfolio Trust

SHARES	DESCRIPTION	VALUE (NOTE 1)
	COMMON STOCKS (continued)

	Italy—1.9%
1,000,700	A2A SpA	$953,762
125,115	Atlantia SpA	3,220,273
88,801	Azimut Holding SpA	2,070,054
361,000	Enel SpA	1,631,121
104,300	Eni SpA	1,755,213

		9,630,423

	Japan—21.2%
40,800	AEON Financial Service Co. Ltd.	733,187
73,200	Alfresa Holdings Corp.	867,847
22,600	Alpine Electronics, Inc.	349,517
36,400	Aoyama Trading Co. Ltd.	1,223,380
513,000	Aozora Bank Ltd.	1,866,900
124,000	Asahi Kasei Corp.	1,224,632
4,100	Asics Corp.	100,611
156,000	Bank of Yokohama Ltd. (The)	841,755
215,000	Calsonic Kansei Corp.	1,221,659
65,200	Daihatsu Motor Co. Ltd.	909,180
52,200	Daikin Industries Ltd.	3,632,389
226,400	Daiwa House Industry Co. Ltd.	4,169,286
64,300	Don Quijote Holdings Co. Ltd.	4,681,526
105,300	Fuji Oil Co. Ltd.	1,352,904
223,000	Fujikura Ltd.	926,481
133,000	Fukuoka Financial Group, Inc.	663,772
30,600	Fuyo General Lease Co. Ltd.	985,038
71,500	Heiwa Corp.	1,438,196
16,700	Hogy Medical Co. Ltd.	868,153
40,300	Japan Airlines Co. Ltd.	1,364,381
77,400	Japan Tobacco, Inc.	2,108,117
169,160	JX Holdings, Inc.	624,240
121,100	KDDI Corp.	8,548,323
71,100	Keihin Corp.	1,133,290
56,000	KYORIN Holdings, Inc.	1,132,254
78,200	Kyowa Exeo Corp.	825,295
32,000	Makita Corp.	1,419,410
247,900	Marubeni Corp.	1,368,344
26,500	Matsumotokiyoshi Holdings Co. Ltd.	873,319
69,400	Medipal Holdings Corp.	809,711
27,100	Megmilk Snow Brand Co. Ltd.	372,563
9,100	Miraca Holdings, Inc.	407,560
58,300	Mitsubishi Corp.	1,017,056
354,100	Mitsubishi UFJ Financial Group, Inc.	1,881,783
147,400	Mitsui & Co. Ltd.	1,875,630
977,800	Mizuho Financial Group, Inc.	1,598,819
245,000	Morinaga Milk Industry Co. Ltd.	1,059,171
54,600	Nichi-iko Pharmaceutical Co. Ltd.	983,219
32,700	Nichii Gakkan Co.	341,108
266,000	Nichirei Corp.	1,410,042

See Notes to Financial Statements.

The TARGET Portfolio Trust	71

International Equity Portfolio (continued)	Portfolio of Investments As of January 31, 2015 (Unaudited)

SHARES	DESCRIPTION	VALUE (NOTE 1)
	COMMON STOCKS (continued)

	Japan (continued)
85,000	Nikkiso Co. Ltd.	$748,025
66,100	Nippon Telegraph & Telephone Corp.	3,912,247
254,300	Nishi-Nippon City Bank Ltd. (The)	825,803
210,700	Nissan Motor Co. Ltd.	1,796,685
110,000	NTT DOCOMO, Inc.	1,856,945
38,300	Otsuka Holdings Co. Ltd.	1,184,967
483,700	Resona Holdings, Inc.	2,399,738
135,700	Ricoh Co. Ltd.	1,323,805
213,000	Sankyu, Inc.	852,100
82,000	Seino Holdings Co. Ltd.	892,269
81,700	Seven & I Holdings Co. Ltd.	2,989,738
36,500	Shimachu Co. Ltd.	914,888
28,200	Shizuoka Gas Co. Ltd.	180,075
161,300	SKY Perfect JSAT Holdings, Inc.	976,813
56,200	SoftBank Corp.	3,307,466
68,800	Sony Corp.	1,618,251
149,600	Sumitomo Corp.	1,476,307
87,000	Sumitomo Metal Mining Co. Ltd.	1,243,411
169,000	Sumitomo Mitsui Financial Group, Inc.	5,671,106
37,800	Suzuken Co. Ltd.	1,064,919
203,400	Toagosei Co. Ltd.	813,045
51,700	Toho Holdings Co. Ltd.	720,083
88,400	Tokai Rika Co. Ltd.	1,820,335
50,400	Toppan Forms Co. Ltd.	523,668
79,700	Toyo Tire & Rubber Co. Ltd.	1,795,130
56,200	Toyoda Gosei Co. Ltd.	1,238,059
45,800	Tsumura & Co.	1,042,224
52,800	United Arrows Ltd.	1,500,746
15,700	West Japan Railway Co.	807,509
167,100	Yokohama Rubber Co. Ltd. (The)	1,572,072

		106,278,477

	Liechtenstein—0.1%
3,800	VP Bank AG(g)	306,665

	Netherlands—4.9%
175,900	Aegon NV	1,253,610
160,200	ING Groep NV, CVA*	1,991,663
171,200	Koninklijke Ahold NV	3,089,886
933,048	Koninklijke KPN NV	2,879,730
34,016	NXP Semiconductors NV*	2,700,262
4,300	Royal Dutch Shell PLC (Class A Stock) (AEX)	130,831
96,238	Royal Dutch Shell PLC (Class A Stock) (XLON)	2,932,917
213,900	Royal Dutch Shell PLC (Class B Stock)	6,772,089

See Notes to Financial Statements.

72	The TARGET Portfolio Trust

SHARES	DESCRIPTION	VALUE (NOTE 1)
	COMMON STOCKS (continued)

	Netherlands (continued)
97,660	Wolters Kluwer NV	$2,917,370

		24,668,358

	New Zealand—0.3%
825,600	Air New Zealand Ltd.	1,561,934

	Norway—1.2%
94,500	DNB ASA	1,369,174
11,700	Fred Olsen Energy ASA(a)	98,052
116,300	Marine Harvest	1,521,383
66,900	Statoil ASA	1,120,327
37,700	Yara International ASA	1,962,750

		6,071,686

	Philippines—0.5%
4,579,300	Alliance Global Group, Inc.	2,588,096

	Portugal—0.1%
180,100	EDP-Energias de Portugal SA	685,085

	Singapore—0.7%
168,000	DBS Group Holdings Ltd.	2,449,377
56,000	United Overseas Bank Ltd.	957,644

		3,407,021

	South Africa—0.3%
71,700	Mondi PLC	1,279,051

	Spain—1.9%
22,600	ACS Actividades de Construccion y Servicios SA	786,019
211,617	Banco Santander SA	1,423,345
28,800	Gas Natural SDG SA	676,042
178,868	Mediaset Espana Comunicacion SA*	2,177,556
24,082	Red Electrica Corporacion SA	2,051,731
76,500	Repsol SA	1,355,174
89,000	Telefonica SA	1,334,585

		9,804,452

	Sweden—3.8%
66,628	Assa Abloy AB (Class B Stock)	3,638,820
87,100	Boliden AB	1,360,654
147,900	Nordea Bank AB	1,877,704
17,400	Oriflame Cosmetics SA, SDR	232,909
104,000	Securitas AB (Class B Stock)	1,267,647
231,959	Swedbank AB (Class A Stock)	5,611,286
203,600	Telefonaktiebolaget LM Ericsson (Class B Stock)	2,468,498
415,200	TeliaSonera AB	2,558,365

		19,015,883

See Notes to Financial Statements.

The TARGET Portfolio Trust	73

International Equity Portfolio (continued)	Portfolio of Investments As of January 31, 2015 (Unaudited)

SHARES	DESCRIPTION	VALUE (NOTE 1)
	COMMON STOCKS (continued)

	Switzerland—7.0%
13,600	Baloise Holding AG	$1,770,275
5,600	Bucher Industries AG	1,373,864
7,900	Cembra Money Bank AG	480,553
72,936	Credit Suisse Group AG*	1,535,730
140,010	GAM Holding AG*	2,474,279
2,200	Georg Fischer AG*	1,319,275
650,623	Glencore PLC*	2,425,908
2,000	Helvetia Holding AG	1,020,183
112,870	Novartis AG	10,999,497
18,200	Pargesa Holding SA	1,315,012
2,501	Swatch Group AG (The)	994,683
10,100	Swiss Life Holding AG*	2,253,850
40,700	Swiss Re AG*	3,671,441
10,600	Zurich Insurance Group AG*	3,514,731

		35,149,281

	Taiwan—0.7%
150,300	Taiwan Semiconductor Manufacturing Co. Ltd., ADR	3,413,313

	Thailand—0.3%
2,359,000	Krung Thai Bank PCL	1,636,092

	Turkey—0.4%
377,824	Turkcell Iletisim Hizmetleri A/S*	2,175,078

	United Kingdom—19.2%
209,500	3i Group PLC	1,444,780
54,000	Alent PLC	296,559
45,400	Amec Foster Wheeler PLC	542,816
180,019	Anglo American PLC	3,006,979
39,600	AstraZeneca PLC	2,818,950
263,100	Aviva PLC	2,087,413
346,800	BAE Systems PLC	2,640,065
300,600	Barclays PLC	1,055,720
313,989	Beazley PLC	1,360,389
46,600	Bellway PLC	1,275,704
29,100	Berkeley Group Holdings PLC	1,060,720
146,983	BG Group PLC	1,960,447
75,100	Bovis Homes Group PLC	937,517
667,900	BP PLC	4,290,625
82,163	British American Tobacco PLC	4,635,327
391,600	BT Group PLC	2,456,769
219,400	Carillion PLC	1,126,901
349,500	Centrica PLC	1,542,358
80,900	Dairy Crest Group PLC	595,080
507,900	Debenhams PLC	573,025

See Notes to Financial Statements.

74	The TARGET Portfolio Trust

SHARES	DESCRIPTION	VALUE (NOTE 1)
	COMMON STOCKS (continued)

	United Kingdom (continued)
510,276	Direct Line Insurance Group PLC	$2,393,031
80,100	GlaxoSmithKline PLC	1,763,706
20,900	Go-Ahead Group PLC	776,052
314,600	Home Retail Group PLC	908,715
306,500	HSBC Holdings PLC	2,804,241
381,636	Informa PLC	2,934,397
204,800	Intermediate Capital Group PLC	1,517,485
229,297	International Consolidated Airlines Group SA*	1,867,902
476,100	J. Sainsbury PLC(a)	1,824,426
5,427,816	Lloyds Banking Group PLC*	6,013,036
144,620	Marston’s PLC	319,117
35,815	Micro Focus International PLC	567,499
524,912	Old Mutual PLC	1,637,663
166,100	Pace PLC	833,592
52,900	Petrofac Ltd.	560,456
54,462	Provident Financial PLC	2,157,771
248,965	Prudential PLC	6,052,459
231,118	Reed Elsevier PLC	4,012,456
682,005	Rexam PLC	4,358,213
36,800	Rio Tinto Ltd.	1,640,992
118,996	Rolls-Royce Holdings PLC*	1,589,795
167,200	Tate & Lyle PLC	1,705,266
925,489	Taylor Wimpey PLC	1,880,197
510,800	Tesco PLC	1,727,359
153,300	Tullett Prebon PLC	770,986
61,601	Unilever PLC	2,712,550
80,600	Vesuvius PLC	532,173
47,700	WH Smith PLC	966,092
338,967	William Hill PLC	1,920,455
693,300	WM Morrison Supermarkets PLC	1,870,616

		96,326,842

	United States
93,300	Boart Longyear Ltd.*	11,985

	TOTAL COMMON STOCKS (cost $485,406,850)	487,024,277

UNITS

	RIGHTS*

	Spain
22,600	ACS Actividades de Construccion y Servicios SA , expiring 02/26/15	11,492

	United States
91,415	Boart Longyear Ltd., expiring 02/24/15	—

	TOTAL RIGHTS (cost $11,534)	11,492

	TOTAL LONG-TERM INVESTMENTS (cost $485,418,384)	487,035,769

See Notes to Financial Statements.

The TARGET Portfolio Trust	75

International Equity Portfolio (continued)	Portfolio of Investments As of January 31, 2015 (Unaudited)

SHARES		VALUE (NOTE 1)
	SHORT-TERM INVESTMENT—3.0%

	AFFILIATED MONEY MARKET MUTUAL FUND
15,028,254	Prudential Investment Portfolios 2—Prudential Core Taxable Money Market Fund (cost $15,028,254; includes $2,103,384 of cash collateral for securities on loan) (Note 3)(b)(w)	$15,028,254

	TOTAL INVESTMENTS—100.0% (cost $500,446,638; Note 5)	502,064,023
	Other assets in excess of liabilities	183,183

	NET ASSETS—100.0%	$502,247,206

See the Glossary for abbreviations used in the Portfolio’s descriptions.

*	Non-income producing security.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $1,906,635; cash collateral of $2,103,384 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments. Securities on loan are subject to contractual netting arrangements.
(b)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.
(g)	Indicates a security that has been deemed illiquid.
(w)	Prudential Investments LLC, the manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2—Prudential Core Taxable Money Market Fund.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—quoted prices generally in active markets for identical securities.

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of January 31, 2015 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks
Australia	$—	$18,850,222	$—
Austria	—	3,282,944	—
Belgium	240,389	8,232,915	—
Brazil	937,364	—	—
Canada	5,158,192	—	—
China	376,456	1,449,811	—
Denmark	—	4,187,799	—
Finland	—	4,876,967	—
France	—	44,391,030	—
Germany	—	41,465,843	—
Greece	—	1,232,207	—
Hong Kong	2,123,094	5,804,246	—

See Notes to Financial Statements.

76	The TARGET Portfolio Trust

	Level 1	Level 2	Level 3
Investments in Securities (continued)
Ireland	$1,955,974	$7,857,164	$—
Israel	6,582,114	4,009,824	—
Italy	—	9,630,423	—
Japan	—	106,278,477	—
Liechtenstein	306,665	—	—
Netherlands	2,700,262	21,968,096	—
New Zealand	—	1,561,934	—
Norway	—	6,071,686	—
Philippines	—	2,588,096	—
Portugal	—	685,085	—
Singapore	—	3,407,021	—
South Africa	—	1,279,051	—
Spain	—	9,804,452	—
Sweden	—	19,015,883	—
Switzerland	—	35,149,281	—
Taiwan	3,413,313	—	—
Thailand	1,636,092	—	—
Turkey	—	2,175,078	—
United Kingdom	886,616	95,440,226	—
United States	11,985	—	—
Rights
Spain	11,492	—	—
United States	—	—	—
Affiliated Money Market Mutual Fund	15,028,254	—	—

Total	$41,368,262	$460,695,761	$—

The industry classification of investments and other assets in excess of liabilities shown as a percentage of net assets as of January 31, 2015 was as follows:

Banks	11.3%
Insurance	8.9
Pharmaceuticals	8.6
Oil, Gas & Consumable Fuels	5.6
Auto Components	4.1
Wireless Telecommunication Services	4.0
Automobiles	3.1
Food & Staples Retailing	3.0
Diversified Telecommunication Services	3.0
Media	3.0
Affiliated Money Market Mutual Fund (including 0.4% of collateral for securities on loan)	3.0
Aerospace & Defense	2.4
Metals & Mining	2.3
Capital Markets	2.2
Food Products	2.1
Chemicals	1.9
Real Estate Management & Development	1.8
Household Durables	1.7
Beverages	1.7
Building Products	1.4%
Electric Utilities	1.4
Airlines	1.4
Tobacco	1.3
Containers & Packaging	1.3
Machinery	1.3
Semiconductors & Semiconductor Equipment	1.2
Trading Companies & Distributors	1.2
Health Care Providers & Services	1.1
Construction & Engineering	1.0
Multiline Retail	1.0
Specialty Retail	0.9
IT Services	0.8
Diversified Financial Services	0.8
Road & Rail	0.8
Industrial Conglomerates	0.7
Multi-Utilities	0.7
Communications Equipment	0.7
Technology Hardware, Storage & Peripherals	0.7
Commercial Services & Supplies	0.7

See Notes to Financial Statements.

The TARGET Portfolio Trust	77

International Equity Portfolio (continued)	Portfolio of Investments As of January 31, 2015 (Unaudited)

Industry (cont’d.)
Consumer Finance	0.6%
Health Care Equipment & Supplies	0.6
Transportation Infrastructure	0.6
Construction Materials	0.5
Textiles, Apparel & Luxury Goods	0.5
Hotels, Restaurants & Leisure	0.5
Electrical Equipment	0.4
Leisure Products	0.3
Marine	0.3
Paper & Forest Products	0.3
Energy Equipment & Services	0.2
Air Freight & Logistics	0.2%
Diversified Consumer Services	0.2
Internet & Catalog Retail	0.2
Gas Utilities	0.1
Software	0.1
Electronic Equipment, Instruments & Components	0.1
Distributors	0.1
Health Care Technology	0.1

100.0
Other assets in excess of liabilities	— *

100.0%

*	Less than 0.05%

See Notes to Financial Statements.

78	The TARGET Portfolio Trust

Portfolio of Investments As of January 31, 2015 (Unaudited)	Total Return Bond Portfolio

DESCRIPTION	INTEREST RATE		MATURITY DATE	PRINCIPAL AMOUNT (000)#	VALUE (NOTE 1)
LONG-TERM INVESTMENTS—115.7%

ASSET-BACKED SECURITIES—7.6%

Collateralized Loan Obligation—0.5%
CIFC Funding Ltd., Series 2012-1AR, Class A1R, 144A	1.382	%(c)	08/14/24	1,700	$1,698,109

Non-Residential Mortgage-Backed Securities—2.4%
Ally Auto Receivables Trust, Series 2012-4, Class A3	0.590		01/17/17	1,728	1,728,032
Ally Auto Receivables Trust, Series 2014-1, Class A2	0.480		02/15/17	3,282	3,280,310
Hyundai Auto Lease Securitization Trust, Series 2014-B, Class A1, 144A	0.200		07/15/15	487	487,075
Nissan Auto Lease Trust, Series 2014-A, Class A1	0.180		06/15/15	1	1,322
SLM Student Loan Trust, Series 2008-9, Class A	1.756	(c)	04/25/23	2,616	2,684,145

					8,180,884

Residential Mortgage-Backed Securities—4.7%
ABFC Trust, Series 2006-HE1, Class A2C	0.330	(c)	01/25/37	3,090	1,890,559
Bear Stearns Asset-Backed Securities I Trust, Series 2007-HE5, Class 1A2	0.348	(c)	06/25/47	3,233	3,095,797
Countrywide Asset-Backed Certificates, Series 2005-16, Class MV1	0.630	(c)	05/25/36	1,000	826,959
Countrywide Asset-Backed Certificates, Series 2006-26, Class 2A3	0.338	(c)	06/25/37	2,266	2,053,706
Credit-Based Asset Servicing and Securitization LLC, Series 2007-CB6, Class A3, 144A	0.388	(c)	07/25/37	1,793	1,192,875
Option One Mortgage Loan Trust Asset-Backed Certificates, Series 2005-4, Class M2	0.630	(c)	11/25/35	2,000	1,471,570
Ownit Mortgage Loan Trust, Series 2005-2, Class M4	1.100	(c)	03/25/36	1,661	1,632,183
Securitized Asset Backed Receivables LLC Trust, Series 2005-FR5, Class M1	0.610	(c)	08/25/35	2,200	1,371,469
Specialty Underwriting & Residential Finance Trust, Series 2004-BC2, Class M1	0.995	(c)	05/25/35	2,252	2,133,089

					15,668,207

TOTAL ASSET-BACKED SECURITIES (cost $25,413,189)					25,547,200

BANK LOANS—1.6%

Automobiles—0.2%
Chrysler Group LLC, Term Loan B	3.500		05/24/17	497	494,797

Health Care Equipment & Supplies
Biomet, Inc., Term Loan B2	3.668		07/25/17	100	99,813

See Notes to Financial Statements.

The TARGET Portfolio Trust	79

Total Return Bond Portfolio (continued)	Portfolio of Investments As of January 31, 2015 (Unaudited)

DESCRIPTION	INTEREST RATE		MATURITY DATE	PRINCIPAL AMOUNT (000)#	VALUE (NOTE 1)
BANK LOANS (continued)

Health Care Providers & Services—1.4%
CHS/Community Health Systems, Inc., Term Loan E	3.486%		01/25/17	2,885	$2,867,843
HCA, Inc., Tranche Term Loan B-5	2.921		03/31/17	1,990	1,987,127

					4,854,970

TOTAL BANK LOANS (cost $5,475,250)					5,449,580

CERTIFICATES OF DEPOSIT(n)—0.5%
Banco Bilbao Vizcaya Argentaria	1.082		05/16/16	1,000	991,128
Intesa Sanpaolo SpA	1.632		04/11/16	600	600,958

TOTAL CERTIFICATES OF DEPOSIT (cost $1,603,826)					1,592,086

COMMERCIAL MORTGAGE-BACKED SECURITIES—0.5%
Banc of America Commercial Mortgage Trust, Series 2007-3, Class A5	5.377		06/10/49	800	865,556
UBS—Barclays Commercial Mortgage Trust, Series 2013-C5, Class XA, IO, 144A	1.119	(c)	03/10/46	15,514	1,021,314

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (cost $1,987,851)					1,886,870

CORPORATE BONDS—39.4%

Airlines
UAL 1991 Equipment Trust AB, Equipment Trust(i)	10.850		02/19/15	366	73,131

Auto Components—0.4%
AutoZone, Inc., Sr. Unsec’d. Notes	6.950		06/15/16	1,100	1,190,130

Automobiles—1.9%
Daimler Finance North America LLC (Germany), Gtd. Notes, 144A	1.300		07/31/15	2,600	2,609,672
Daimler Finance North America LLC (Germany), Gtd. Notes, 144A	1.875		01/11/18	800	808,501
Ford Motor Credit Co. LLC, Sr. Unsec’d. Notes	0.753	(c)	09/08/17	200	198,107
Ford Motor Credit Co. LLC, Sr. Unsec’d. Notes	2.750		05/15/15	2,600	2,616,258

					6,232,538

Banks—15.0%
Banco Santander Chile (Chile), Sr. Unsec’d. Notes, 144A	1.152	(c)	04/11/17	1,400	1,393,911
Bank of America Corp., Sr. Unsec’d. Notes	0.513	(c)	10/14/16	1,200	1,196,598

See Notes to Financial Statements.

80	The TARGET Portfolio Trust

DESCRIPTION	INTEREST RATE		MATURITY DATE	PRINCIPAL AMOUNT (000)#		VALUE (NOTE 1)
CORPORATE BONDS (continued)

Banks (continued)
Bank of America Corp., Sr. Unsec’d. Notes	4.500%		04/01/15		900	$905,643
Bank of America Corp., Sr. Unsec’d. Notes	7.625		06/01/19		800	978,402
Bank of America Corp., Sr. Unsec’d. Notes, MTN	3.625		03/17/16		2,400	2,469,936
Bank of America Corp., Sr. Unsec’d. Notes, MTN	5.650		05/01/18		2,000	2,233,462
Bank of Nova Scotia (Canada), Sr. Unsec’d. Notes	0.562	(c)	04/11/17		3,600	3,596,713
CaixaBank SA (Spain), Covered Bonds	3.250		10/05/15	EUR	600	691,235
CIT Group, Inc., Sr. Unsec’d. Notes	4.250		08/15/17		1,200	1,214,760
Citigroup, Inc., Sr. Unsec’d. Notes	0.914	(c)	11/15/16		2,100	2,101,342
Citigroup, Inc., Sub. Notes	4.875		05/07/15		2,450	2,476,230
Cooperatieve Centrale Raiffeisen-boerenleenbank BA, Jr.Unsub. Notes, 144A	11.000	(c)	12/29/49		900	1,158,750
Credit Agricole SA (France), Jr. Sub. Notes, RegS	7.875	(c)	01/29/49		1,000	1,034,455
HSBC USA, Inc., Sr. Unsec’d. Notes	2.375		02/13/15		1,300	1,300,798
JPMorgan Chase & Co., Sr. Unsec’d. Notes	0.913	(c)	10/15/15		4,700	4,712,403
JPMorgan Chase & Co., Sr. Unsec’d. Notes, MTN	0.854	(c)	02/26/16		4,900	4,909,423
KBC Bank NV (Belgium), Sub. Notes	8.000	(c)	01/25/23		1,200	1,344,000
Lloyds Bank PLC (United Kingdom), Jr. Sub. Notes, 144A	12.000	(c)	12/29/49		3,100	4,409,750
Lloyds Banking Group PLC (United Kingdom), Jr. Unsub. Notes	7.625	(c)	12/29/49	GBP	600	910,501
Royal Bank of Scotland Group PLC (United Kingdom), Sr. Unsec’d. Notes	2.550		09/18/15		3,800	3,837,061
Royal Bank of Scotland Group PLC (United Kingdom), Jr. Unsub. Notes, 144A	6.990	(c)	10/29/49		500	575,000
Royal Bank of Scotland NV (Netherlands), Sub. Notes, MTN	0.832	(c)	06/08/15	EUR	1,700	1,912,634
Sumitomo Mitsui Trust Bank Ltd. (Japan), Gtd. Notes, 144A	1.800		03/28/18		2,700	2,701,337
Wells Fargo & Co., Jr. Sub. Notes	7.980	(c)	03/29/49		2,400	2,634,000

						50,698,344

Beverages—0.5%
FBG Finance Pty. Ltd. (Australia), Gtd. Notes, 144A(g)	5.125		06/15/15		1,800	1,830,362

See Notes to Financial Statements.

The TARGET Portfolio Trust	81

Total Return Bond Portfolio (continued)	Portfolio of Investments As of January 31, 2015 (Unaudited)

DESCRIPTION	INTEREST RATE		MATURITY DATE	PRINCIPAL AMOUNT (000)#	VALUE (NOTE 1)
CORPORATE BONDS (continued)

Capital Markets—2.0%
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes	3.300%		05/03/15	300	$302,090
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes	6.150		04/01/18	300	339,018
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes, MTN	0.657	(c)	07/22/15	400	399,924
Morgan Stanley, Sr. Unsec’d. Notes, MTN	5.750		10/18/16	1,800	1,930,829
Morgan Stanley, Sr. Unsec’d. Notes, MTN	6.625		04/01/18	3,200	3,656,746

					6,628,607

Consumer Finance—3.5%
Ally Financial, Inc., Gtd. Notes	2.750		01/30/17	1,000	995,000
Ally Financial, Inc., Gtd. Notes	8.000		03/15/20	2,892	3,448,710
CitiFinancial, Inc., Sr. Unsec’d. Notes	6.625		06/01/15	400	407,606
Ford Motor Credit Co. LLC, Sr. Unsec’d. Notes	2.500		01/15/16	2,100	2,128,705
Ford Motor Credit Co. LLC, Sr. Unsec’d. Notes	5.625		09/15/15	2,000	2,057,964
Navient Corp., Sr. Unsec’d. Notes, MTN	4.625		09/25/17	1,400	1,433,250
Navient Corp., Sr. Unsec’d. Notes, MTN	6.000		01/25/17	600	628,560
Springleaf Finance Corp., Gtd. Notes, MTN	5.400		12/01/15	100	102,000
Springleaf Finance Corp., Gtd. Notes, MTN	6.900		12/15/17	500	535,000

					11,736,795

Diversified Financial Services—0.6%
Anglo American Capital PLC (United Kingdom), Gtd. Notes, 144A(g)	1.203	(c)	04/15/16	2,000	1,998,718

Diversified Telecommunication Services—2.8%
AT&T, Inc., Sr. Unsec’d. Notes	0.677	(c)	03/30/17	1,300	1,299,394
Telefonica Emisiones SAU (Spain), Gtd. Notes	0.902	(c)	06/23/17	1,000	997,377
Verizon Communications, Inc., Sr. Unsec’d. Notes	0.636	(c)	06/09/17	1,900	1,896,859
Verizon Communications, Inc., Sr. Unsec’d. Notes	0.700		11/02/15	2,400	2,398,620
Verizon Communications, Inc., Sr. Unsec’d. Notes	1.771	(c)	09/15/16	1,000	1,017,938

See Notes to Financial Statements.

82	The TARGET Portfolio Trust

DESCRIPTION	INTEREST RATE		MATURITY DATE	PRINCIPAL AMOUNT (000)#		VALUE (NOTE 1)
CORPORATE BONDS (continued)

Diversified Telecommunication Services (continued)
Verizon Communications, Inc., Sr. Unsec’d. Notes	1.991	%(c)	09/14/18		200	$207,952
Verizon Communications, Inc., Sr. Unsec’d. Notes	2.500		09/15/16		1,500	1,534,949

						9,353,089

Food Products—0.6%
ConAgra Foods, Inc., Sr. Unsec’d. Notes	0.626	(c)	07/21/16		2,100	2,091,955

Health Care Equipment & Supplies—1.6%
Covidien International Finance SA, Gtd. Notes	1.350		05/29/15		5,300	5,314,527

Hotels, Restaurants & Leisure—1.1%
MGM Resorts International, Gtd. Notes	6.625		07/15/15		2,000	2,035,000
MGM Resorts International, Gtd. Notes	7.625		01/15/17		1,400	1,505,000

						3,540,000

Independent Power & Renewable Electricity Producers—0.3%
Dynegy Finance I, Inc./Dynegy Finance II, Inc., Sr. Sec’d. Notes, 144A	6.750		11/01/19		1,000	1,027,500

Insurance—0.6%
Metropolitan Life Global Funding I, Sr. Sec’d. Notes, 144A(g)	1.700		06/29/15		2,000	2,010,846

Machinery—0.2%
Schaeffler Holding Finance BV (Germany), Sr. Sec’d. Notes, PIK, 144A	5.750		11/15/21	EUR	300	363,271
Schaeffler Holding Finance BV (Germany), Sr. Sec’d. Notes, PIK, 144A	6.250		11/15/19		300	314,250

						677,521

Media—1.9%
Discovery Communications LLC, Gtd. Notes	3.700		06/01/15		3,700	3,738,406
DISH DBS Corp., Gtd. Notes	7.125		02/01/16		1,100	1,155,000
DISH DBS Corp., Gtd. Notes	7.750		05/31/15		1,500	1,528,125

						6,421,531

Metals & Mining—0.2%
Gerdau Trade, Inc. (Brazil), Gtd. Notes, 144A	5.750		01/30/21		200	204,300
MMC Norilsk Nickel OJSC via MMC Finance Ltd. (Russia), Sr. Unsec’d. Notes, 144A	5.550		10/28/20		500	436,350

						640,650

See Notes to Financial Statements.

The TARGET Portfolio Trust	83

Total Return Bond Portfolio (continued)	Portfolio of Investments As of January 31, 2015 (Unaudited)

DESCRIPTION	INTEREST RATE		MATURITY DATE	PRINCIPAL AMOUNT (000)#		VALUE (NOTE 1)
CORPORATE BONDS (continued)

Oil, Gas & Consumable Fuels—1.5%
Canadian Natural Resources Ltd. (Canada), Sr. Unsec’d. Notes	0.632	%(c)	03/30/16		1,900	$1,896,776
El Paso LLC, Gtd. Notes, MTN	7.800		08/01/31		300	368,773
Petrobras Global Finance BV (Brazil), Gtd. Notes	3.250		03/17/17		500	461,270
Petrobras Global Finance BV (Brazil), Gtd. Notes	3.875		01/27/16		200	194,620
Statoil ASA (Norway), Gtd. Notes	0.694	(c)	11/08/18		2,300	2,292,334

						5,213,773

Paper & Forest Products—1.1%
International Paper Co., Sr. Unsec’d. Notes	5.250		04/01/16		3,600	3,768,437

Pharmaceuticals—0.8%
Teva Pharmaceutical Finance II BV/Teva Pharmaceutical Finance III LLC (Israel), Gtd. Notes	3.000		06/15/15		1,300	1,311,686
Valeant Pharmaceuticals International, Gtd. Notes, 144A	6.750		08/15/21		1,275	1,341,937

						2,653,623

Road & Rail—0.7%
CSX Corp., Sr. Unsec’d. Notes	6.250		03/15/18		1,600	1,830,069
Hellenic Railways Organization SA (Greece), Gov’t. Gtd. Notes, 144A(g)	5.014		12/27/17	EUR	600	494,937

						2,325,006

Specialty Retail—0.6%
L Brands, Inc., Sr. Unsec’d. Notes	6.900		07/15/17		1,900	2,099,500

Technology Hardware, Storage & Peripherals—0.1%
Apple, Inc., Sr. Unsec’d. Notes	2.850		05/06/21		400	420,212

Tobacco
Altria Group, Inc., Gtd. Notes	9.700		11/10/18		89	113,675

Trading Companies & Distributors—0.6%
International Lease Finance Corp., Sr. Sec’d. Notes, 144A	7.125		09/01/18		1,900	2,139,875

See Notes to Financial Statements.

84	The TARGET Portfolio Trust

DESCRIPTION	INTEREST RATE		MATURITY DATE	PRINCIPAL AMOUNT (000)#		VALUE (NOTE 1)
CORPORATE BONDS (continued)

Wireless Telecommunication Services—0.8%
Sprint Communications, Inc., Sr. Unsec’d. Notes	6.000%		12/01/16		1,900	$1,990,250
Sprint Communications, Inc., Sr. Unsec’d. Notes	9.125		03/01/17		700	767,375

						2,757,625

TOTAL CORPORATE BONDS (cost $130,493,864)						132,957,970

FOREIGN GOVERNMENT BONDS—1.7%
Brazil Letras do Tesouro Nacional (Brazil), Bills	11.240	(s)	01/01/17	BRL	7,400	2,201,285
France Government Bond OAT (France), Unsec’d. Notes	3.250		05/25/45	EUR	400	656,816
Italy Buoni Poliennali del Tesoro (Italy), Sr. Unsec’d. Notes	4.000		02/01/37	EUR	300	421,499
Italy Buoni Poliennali del Tesoro (Italy), Sr. Unsec’d. Notes	5.000		09/01/40	EUR	400	650,940
Slovenia Government International (Slovenia), Sr. Unsec’d. Notes	5.500		10/26/22		300	346,500
Spain Government Bond (Spain), Bonds, 144A	5.400		01/31/23	EUR	900	1,332,976

TOTAL FOREIGN GOVERNMENT BONDS (cost $6,226,872)						5,610,016

MUNICIPAL BONDS—6.4%

California—2.6%
Los Angeles County Public Works Financing Authority, Revenue Bonds, BABs	7.618		08/01/40		4,300	6,447,463
State of California, General Obligations Unlimited, BABs	7.600		11/01/40		1,400	2,294,922

						8,742,385

Illinois—0.3%
Chicago Transit Authority, Series B, Revenue Bonds	6.899		12/01/40		800	1,057,376

Kentucky—1.3%
Kentucky State Property & Building Commission, Revenue Bonds, BABs	4.303		11/01/19		800	872,096
Kentucky State Property & Building Commission, Revenue Bonds, BABs	4.403		11/01/20		1,000	1,108,980
Kentucky State Property & Building Commission, Revenue Bonds, BABs	5.373		11/01/25		1,900	2,223,000

						4,204,076

New York—2.1%
Metropolitan Transportation Authority, Revenue Bonds, BABs	6.687		11/15/40		700	992,635
New York City Transitional Finance Authority Future Tax Secured Revenue, Revenue Bonds, BABs	4.725		11/01/23		1,400	1,623,566
New York City Transitional Finance Authority Future Tax Secured Revenue, Revenue Bonds, BABs	4.905		11/01/24		1,100	1,292,313

See Notes to Financial Statements.

The TARGET Portfolio Trust	85

Total Return Bond Portfolio (continued)	Portfolio of Investments As of January 31, 2015 (Unaudited)

DESCRIPTION	INTEREST RATE		MATURITY DATE	PRINCIPAL AMOUNT (000)#	VALUE (NOTE 1)

MUNICIPAL BONDS (continued)

New York (continued)
New York City Transitional Finance Authority Future Tax Secured Revenue, Revenue Bonds, BABs	5.075%		11/01/25	1,100	$1,309,517
Port Authority of New York & New Jersey, Revenue Bonds	4.458		10/01/62	1,800	2,012,922

					7,230,953

Ohio—0.1%
Buckeye Tobacco Settlement Financing Authority, Revenue Bonds	5.875		06/01/47	300	254,955

TOTAL MUNICIPAL BONDS (cost $18,614,789)					21,489,745

RESIDENTIAL MORTGAGE-BACKED SECURITIES—2.3%
Banc of America Funding Ltd., Series 2012-R5, Class A, 144A	0.430	(c)	10/03/39	951	932,370
Banc of America Funding Trust, Series 2006-I, Class 4A1	2.921	(c)	10/20/46	77	58,009
Banc of America Mortgage Trust, Series 2005-B, Class 2A2	2.665	(c)	03/25/35	43	39,357
Bear Stearns Adjustable Rate Mortgage Trust, Series 2005-4, Class 3A1	2.546	(c)	08/25/35	718	626,707
Bear Stearns Adjustable Rate Mortgage Trust, Series 2007-3, Class 1A1	2.962	(c)	05/25/47	784	669,476
CHL Mortgage Pass-Through Trust, Series 2005-29, Class A1	5.750		12/25/35	1,939	1,821,162
Countrywide Alternative Loan Trust, Series 2006-OA9, Class 2A1A	0.376	(c)	07/20/46	639	426,096
Greenpoint Mortgage Pass-Through Certificates, Series 2003-1, Class A1	2.788	(c)	10/25/33	677	660,837
Indymac Adjustable Rate Mortgage Trust, Series 2001-H2, Class A1	1.717	(c)	01/25/32	1	1,331
JPMorgan Alternative Loan Trust, Series 2006-A1, Class 4A1	2.627	(c)	03/25/36	353	280,200
Opteum Mortgage Acceptance Corp. Trust, Series 2006-1, Class 1A1B	0.360	(c)	04/25/36	1,749	1,743,115
Residential Funding Mortgage Securities I Trust, Series 2003-S9, Class A1	6.500		03/25/32	9	9,417
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-AR10, Class 1A1	2.610	(c)	07/25/36	466	453,576

TOTAL RESIDENTIAL MORTGAGE-BACKED SECURITIES (cost $7,457,228)					7,721,653

See Notes to Financial Statements.

86	The TARGET Portfolio Trust

DESCRIPTION	INTEREST RATE		MATURITY DATE	PRINCIPAL AMOUNT (000)#	VALUE (NOTE 1)

U.S. GOVERNMENT AGENCY OBLIGATIONS—22.1%
Federal Home Loan Mortgage Corp.	2.271	%(c)	09/01/35	9	$10,180
Federal Home Loan Mortgage Corp.	2.378	(c)	01/01/24	8	7,632
Federal Home Loan Mortgage Corp.	4.500		TBA	4,000	4,331,250
Federal Home Loan Mortgage Corp.	5.500		06/01/31	6	6,596
Federal Home Loan Mortgage Corp.	7.500		09/01/16-07/01/17	4	3,859
Federal National Mortgage Assoc.	1.750	(c)	01/01/20	27	28,232
Federal National Mortgage Assoc.	1.899	(c)	12/01/34	32	33,776
Federal National Mortgage Assoc.	3.000		TBA	2,000	2,062,984
Federal National Mortgage Assoc.	3.269	(c)	05/01/36	29	30,222
Federal National Mortgage Assoc.	3.500		08/01/20	162	172,490
Federal National Mortgage Assoc.	3.500		TBA	1,000	1,056,469
Federal National Mortgage Assoc.	3.500		TBA	10,000	10,540,078
Federal National Mortgage Assoc.	4.000		12/01/40	282	305,115
Federal National Mortgage Assoc.	4.000		TBA	12,000	12,826,406
Federal National Mortgage Assoc.	4.000		TBA	6,000	6,400,664
Federal National Mortgage Assoc.	4.500		01/01/25-02/01/33	293	316,303
Federal National Mortgage Assoc.	4.500		TBA	8,000	8,672,187
Federal National Mortgage Assoc.	5.000		TBA	25,000	27,604,491
Government National Mortgage Assoc.	1.625	(c)	02/20/17-11/20/29	88	91,330
Government National Mortgage Assoc.	2.000	(c)	08/20/22-10/20/26	26	27,232
Government National Mortgage Assoc.	8.500		06/15/30-08/20/30	10	11,052

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (cost $74,333,382)					74,538,548

U.S. TREASURY OBLIGATIONS—33.6%
U.S. Treasury Bonds	2.250		11/15/24	9,000	9,461,250
U.S. Treasury Bonds	2.750		08/15/42-11/15/42	3,000	3,306,249
U.S. Treasury Bonds	2.875		05/15/43	2,000	2,259,062
U.S. Treasury Bonds	3.000		05/15/42-11/15/44	4,800	5,567,107
U.S. Treasury Bonds	3.125		02/15/42-08/15/44	15,500	18,392,386
U.S. Treasury Bonds	3.375		05/15/44	9,800	12,171,139
U.S. Treasury Bonds	3.750		11/15/43	800	1,057,500
U.S. Treasury Bonds	4.250		05/15/39	600	832,547
U.S. Treasury Bonds	4.375		11/15/39	2,000	2,832,500
U.S. Treasury Bonds	4.500		08/15/39	1,100	1,582,453
U.S. Treasury Inflation Indexed Bonds, TIPS	0.125	(h)(k)	01/15/22	7,000	7,409,497
U.S. Treasury Inflation Indexed Bonds, TIPS	0.125		07/15/22	10,100	10,550,512
U.S. Treasury Inflation Indexed Bonds, TIPS	0.125	(h)	01/15/23	1,800	1,864,807
U.S. Treasury Inflation Indexed Bonds, TIPS	0.375		07/15/23	5,300	5,574,272
U.S. Treasury Inflation Indexed Bonds, TIPS	0.625		07/15/21	3,000	3,308,273
U.S. Treasury Inflation Indexed Bonds, TIPS	0.750		02/15/42	200	220,069
U.S. Treasury Inflation Indexed Bonds, TIPS	1.125	(k)	01/15/21	200	232,349
U.S. Treasury Inflation Indexed Bonds, TIPS	1.250	(h)	07/15/20	100	117,580
U.S. Treasury Inflation Indexed Bonds, TIPS	1.750		01/15/28	900	1,205,710
U.S. Treasury Inflation Indexed Bonds, TIPS	2.000		01/15/26	3,900	5,581,157
U.S. Treasury Inflation Indexed Bonds, TIPS	2.375		01/15/25-01/15/27	8,900	13,624,394
U.S. Treasury Inflation Indexed Bonds, TIPS	2.500		01/15/29	4,400	6,291,068

TOTAL U.S. TREASURY OBLIGATIONS (cost $107,591,029)					113,441,881

TOTAL LONG-TERM INVESTMENTS (cost $379,197,280)					390,235,549

See Notes to Financial Statements.

The TARGET Portfolio Trust	87

Total Return Bond Portfolio (continued)	Portfolio of Investments As of January 31, 2015 (Unaudited)

DESCRIPTION	INTEREST RATE	MATURITY DATE	PRINCIPAL AMOUNT (000)#		VALUE (NOTE 1)

SHORT-TERM INVESTMENTS—6.2%

COMMERCIAL PAPER(n)—2.5%
Eni Finance USA, Inc.	0.573%	05/15/15		3,300	$3,297,113
Macquarie Bank Ltd.	0.433	05/14/15		3,600	3,599,723
Vodafone Group PLC	0.513	06/01/15		1,300	1,298,449
Vodafone Group PLC	0.604	06/29/15		400	399,367

TOTAL COMMERCIAL PAPER (cost $8,591,605)					8,594,652

REPURCHASE AGREEMENT(m)—1.8%
Citigroup Global Markets, Inc., 0.11% dated 01/30/15, due 02/02/15 in the amount of $6,100,056 (cost $6,100,000)				6,100	6,100,000

CERTIFICATES OF DEPOSIT(n)—0.8%
Bank of Nova Scotia (Canada)	1.319	02/10/15	CAD	3,100	2,439,015
Credit Suisse (Switzerland)	0.473	03/17/15		300	299,984

TOTAL CERTIFICATES OF DEPOSIT (cost $3,145,333)					2,738,999

FOREIGN TREASURY OBLIGATION(n)—0.7%
Mexico Cetes (Mexico) (cost $2,759,194)	3.100	02/05/15	MXN	361,000	2,407,196

			SHARES
AFFILIATED MONEY MARKET MUTUAL FUND—0.4%
Prudential Investment Portfolios 2—Prudential Core Taxable Money Market Fund (cost $1,249,681)(Note 3)(w)				1,249,681	1,249,681

	COUNTERPARTY		NOTIONAL AMOUNT (000)#
OPTIONS PURCHASED*

Call Options
Interest Rate Swap Options,
Pay a fixed rate of 3.21% and receive a floating rate based on 3-month LIBOR, expiring 01/16/20 (cost $28,167)	Goldman Sachs & Co.			1,900	16,759

TOTAL SHORT-TERM INVESTMENTS (cost $21,873,980)					21,107,287

TOTAL INVESTMENTS, BEFORE OPTIONS WRITTEN—121.9% (cost $401,071,260; Note 5)					411,342,836

See Notes to Financial Statements.

88	The TARGET Portfolio Trust

DESCRIPTION	COUNTERPARTY	NOTIONAL AMOUNT (000)#		VALUE (NOTE 1)

OPTIONS WRITTEN*—(0.1)%

Call Options—(0.1)%
10 Year U.S. Treasury Notes expiring 02/20/15, Strike Price $132.00			3,400	$(12,219)
expiring 02/20/15, Strike Price $132.50			3,000	(7,500)
Currency Option EUR vs USD, expiring 02/10/15 @ FX Rate 1.26	Deutsche Bank AG	EUR	2,300	(1)
expiring 02/13/15 @ FX Rate 1.27	Citigroup Global Markets	EUR	800	(1)
Currency Option USD vs BRL, expiring 02/12/15 @ FX Rate 2.90	JPMorgan Chase		500	(245)
expiring 02/25/15 @ FX Rate 2.69	JPMorgan Chase		900	(16,352)
expiring 03/04/15 @ FX Rate 2.67	Credit Suisse First Boston Corp.		2,800	(69,322)
expiring 03/18/15 @ FX Rate 2.73	JPMorgan Chase		700	(13,493)
expiring 03/25/15 @ FX Rate 2.75	Hong Kong & Shanghai Bank		400	(7,501)
expiring 04/01/15 @ FX Rate 2.87	Credit Suisse First Boston Corp.		1,400	(13,774)
expiring 04/06/15 @ FX Rate 2.90	Bank of America		1,100	(9,612)
Currency Option USD vs INR, expiring 02/05/15 @ FX Rate 63.85	Barclays Capital Group		500	(32)
expiring 02/05/15 @ FX Rate 64.00	Credit Suisse First Boston Corp.		300	(13)
expiring 02/25/15 @ FX Rate 64.25	Barclays Capital Group		500	(640)
expiring 02/25/15 @ FX Rate 63.85	Hong Kong & Shanghai Bank		300	(564)
expiring 02/25/15 @ FX Rate 64.25	UBS AG		900	(1,153)
expiring 05/12/15 @ FX Rate 65.90	JPMorgan Chase		2,400	(14,006)
Interest Rate Swap Options, Pay a fixed rate of 0.95% and receive a floating rate based on 3-month LIBOR, expiring 03/23/15	Deutsche Bank AG	EUR	900	(27,396)

				(193,824)

Put Options
10 Year Euro-Bund expiring 02/20/15, Strike Price $157.00			1,100	(1,243)
expiring 02/20/15, Strike Price $157.50			1,800	(3,051)
Currency Option USD vs BRL, expiring 02/12/15 @ FX Rate 2.40	JPMorgan Chase		500	(1)
Currency Option USD vs JPY, expiring 02/09/15 @ FX Rate 112.00	Bank of America		1,300	(383)
expiring 02/09/15 @ FX Rate 112.00	UBS AG		300	(88)
expiring 02/11/15 @ FX Rate 112.50	UBS AG		800	(420)
expiring 02/13/15 @ FX Rate 112.60	JPMorgan Chase		1,400	(954)
expiring 03/12/15 @ FX Rate 112.00	Barclays Capital Group		1,500	(4,112)
expiring 05/12/15 @ FX Rate 110.00	UBS AG		300	(1,584)
expiring 05/14/15 @ FX Rate 111.40	Credit Suisse First Boston Corp.		400	(2,929)
expiring 05/15/15 @ FX Rate 112.00	Citigroup Global Markets		300	(2,523)
expiring 05/15/15 @ FX Rate 112.00	JPMorgan Chase		200	(1,682)
expiring 07/03/15 @ FX Rate 100.00	UBS AG		300	(458)
expiring 09/30/15 @ FX Rate 99.00	Citigroup Global Markets		400	(1,189)
expiring 11/10/15 @ FX Rate 109.00	JPMorgan Chase		900	(13,088)
expiring 02/18/19 @ FX Rate 80.00	Bank of America		100	(1,487)
Interest Rate Swap Options,
Receive a fixed rate of 2.80% and pay a floating rate based on 3-month LIBOR, expiring 02/02/15	Morgan Stanley		2,600	—

See Notes to Financial Statements.

The TARGET Portfolio Trust	89

Total Return Bond Portfolio (continued)	Portfolio of Investments As of January 31, 2015 (Unaudited)

DESCRIPTION	COUNTERPARTY	NOTIONAL AMOUNT (000)#		VALUE (NOTE 1)
Put Options (continued)
Receive a fixed rate of 1.55% and pay a floating rate based on 3-month LIBOR, expiring 03/23/15	Deutsche Bank AG	EUR	900	$(3)
Receive a fixed rate of 2.60% and pay a floating rate based on 3-month LIBOR, expiring 09/14/15	Morgan Stanley		4,000	(4,841)
Receive a fixed rate of 2.52% and pay a floating rate based on 3-month LIBOR, expiring 09/18/15	Morgan Stanley		13,200	(21,131)
Receive a fixed rate of 2.80% and pay a floating rate based on 3-month LIBOR, expiring 01/16/18	Goldman Sachs & Co.		1,900	(12,108)

				(73,275)

TOTAL OPTIONS WRITTEN (premiums received $508,749)				(267,099)

TOTAL INVESTMENTS, NET OF OPTIONS WRITTEN—121.8% (cost $400,562,511)				411,075,737
Liabilities in excess of other assets(x)—(21.8)%				(73,614,331)

NET ASSETS—100.0%				$337,461,406

See the Glossary for abbreviations used in the Portfolio descriptions.

*	Non-income producing security.
#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at January 31, 2015.
(g)	Indicates a security that has been deemed illiquid.
(h)	Represents security, or a portion thereof, segregated as collateral for swap agreements.
(i)	Represents issuer in default on interest payments and/or principal repayments; non-income producing security.
(k)	Represents security, or a portion thereof, segregated as collateral for futures contracts.
(m)	The value of the Repurchase Agreement is $6,100,000. The Repurchase Agreement is collateralized by a U.S. Treasury Security (coupon rate 2.375%, maturity date 08/15/24, with the value, including accrued interest, of $6,563,115. Repurchase Agreements are subject to contractual netting agreements. For further detail on individual repurchase agreements and the corresponding counterparty, see the Portfolio of Investments.
(n)	Rate quoted represents yield-to-maturity as of purchase date.
(s)	Represents zero coupon bond or principal only security. Rate represents yield to maturity at purchase date.
(w)	Prudential Investments LLC, the manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2—Prudential Core Taxable Money Market Fund.
(x)	Includes net unrealized appreciation (depreciation) on the following derivative contracts held at reporting period end:

See Notes to Financial Statements.

90	The TARGET Portfolio Trust

Futures contracts outstanding at January 31, 2015:

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at January 31, 2015	Unrealized Appreciation (Depreciation)(1)
Long Positions:
11	5 Year U.S. Treasury Notes	Mar. 2015	$1,328,851	$1,334,781	$5,930
157	10 Year U.S. Treasury Notes	Mar. 2015	19,947,735	20,547,375	599,640
210	20 Year U.S. Treasury Bonds	Mar. 2015	30,134,081	31,769,063	1,634,982
118	Euro-BTP Italian Government Bond	Mar. 2015	17,960,699	18,426,166	465,467

					2,706,019

Short Positions:
118	90 Day Euro Dollar	Jun. 2015	29,370,434	29,393,800	(23,366)
118	90 Day Euro Dollar	Sep. 2015	29,310,606	29,353,975	(43,369)
26	90 Day Euro Dollar	Mar. 2016	6,424,897	6,445,400	(20,503)
10	90 Day Sterling	Mar. 2015	1,867,883	1,871,649	(3,766)
16	90 Day Sterling	Jun. 2015	2,983,191	2,993,734	(10,543)
10	90 Day Sterling	Sep. 2015	1,860,729	1,870,331	(9,602)
29	3 Year Australian Treasury Bonds	Mar. 2015	6,823,785	6,833,347	(9,562)
5	10 Year Australian Treasury Bonds	Mar. 2015	3,883,299	3,886,644	(3,345)
33	10 Year Euro-Bund	Mar. 2015	5,742,328	5,943,625	(201,297)
7	10 Year U.S. Treasury Notes	Mar. 2015	903,000	916,125	(13,125)

					(338,478)

					$2,367,541

(1)

Cash of $113,000 and $53,000 has been segregated with Credit Suisse First Boston Corp. and Goldman Sachs & Co., respectively, and U.S. Treasury Securities with market values of $55,764 and $1,493,308 have been segregated with Bank of America and Goldman Sachs & Co., respectively, to cover requirements for open futures contracts at January 31, 2015.

Forward foreign currency exchange contracts outstanding at January 31, 2015:

Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date Payable	Current Value	Unrealized Appreciation (Depreciation)
Australian Dollar,
Expiring 02/03/15	Citigroup Global Markets	AUD	682	$559,194	$530,809	$(28,385)
Expiring 02/03/15	Goldman Sachs & Co.	AUD	500	414,281	389,156	(25,125)
Expiring 02/03/15	UBS AG	AUD	1,414	1,147,328	1,100,535	(46,793)
Expiring 02/03/15	UBS AG	AUD	1,044	849,293	812,559	(36,734)
Expiring 02/03/15	UBS AG	AUD	287	235,235	223,376	(11,859)
Expiring 03/03/15	Goldman Sachs & Co.	AUD	522	413,834	405,583	(8,251)
Brazilian Real,
Expiring 02/03/15	BNP Paribas	BRL	18,217	6,805,912	6,782,221	(23,691)
Expiring 02/03/15	Deutsche Bank AG	BRL	335	129,000	124,819	(4,181)
Expiring 02/03/15	Deutsche Bank AG	BRL	303	117,000	112,816	(4,184)
Expiring 02/03/15	Goldman Sachs & Co.	BRL	1,651	633,000	614,717	(18,283)
Expiring 02/03/15	JPMorgan Chase	BRL	1,443	545,991	537,220	(8,771)
Expiring 03/03/15	Credit Suisse First Boston Corp.	BRL	1,651	638,994	610,183	(28,811)
Expiring 03/03/15	JPMorgan Chase	BRL	1,443	544,210	533,257	(10,953)
Expiring 03/03/15	UBS AG	BRL	18,088	6,826,919	6,684,352	(142,567)
Expiring 03/03/15	UBS AG	BRL	1,352	500,000	499,481	(519)
Expiring 04/02/15	Citigroup Global Markets	BRL	7,000	2,613,013	2,562,204	(50,809)

See Notes to Financial Statements.

The TARGET Portfolio Trust	91

Total Return Bond Portfolio (continued)	Portfolio of Investments As of January 31, 2015 (Unaudited)

Forward foreign currency exchange contracts outstanding at January 31, 2015 (continued):

Purchase Contracts (continued)	Counterparty	Notional Amount (000)		Value at Settlement Date Payable	Current Value	Unrealized Appreciation (Depreciation)
British Pound,
Expiring 02/03/15	JPMorgan Chase	GBP	327	$513,060	$492,517	$(20,543)
Euro,
Expiring 02/03/15	BNP Paribas	EUR	2,325	2,741,870	2,627,324	(114,546)
Expiring 02/03/15	BNP Paribas	EUR	2,321	2,765,077	2,622,804	(142,273)
Expiring 02/03/15	Citigroup Global Markets	EUR	5,832	6,883,126	6,590,346	(292,780)
Expiring 02/03/15	Deutsche Bank AG	EUR	1,787	2,071,149	2,019,367	(51,782)
Expiring 02/03/15	Goldman Sachs & Co.	EUR	604	735,551	682,539	(53,012)
Expiring 02/03/15	Goldman Sachs & Co.	EUR	475	562,120	536,765	(25,355)
Expiring 02/03/15	Goldman Sachs & Co.	EUR	144	171,824	162,725	(9,099)
Expiring 02/03/15	JPMorgan Chase	EUR	3,249	3,837,967	3,671,474	(166,493)
Expiring 02/03/15	JPMorgan Chase	EUR	892	1,032,722	1,007,989	(24,733)
Expiring 03/03/15	Deutsche Bank AG	EUR	895	1,017,465	1,011,617	(5,848)
Expiring 06/15/15	Barclays Capital Group	EUR	1,025	1,372,553	1,159,890	(212,663)
Expiring 06/15/15	Barclays Capital Group	EUR	725	972,201	820,410	(151,791)
Expiring 06/15/15	BNP Paribas	EUR	1,140	1,528,181	1,290,024	(238,157)
Expiring 06/15/15	Goldman Sachs & Co.	EUR	2,170	2,908,299	2,455,572	(452,727)
Expiring 06/15/15	JPMorgan Chase	EUR	1,558	2,083,202	1,763,033	(320,169)
Expiring 06/13/16	Deutsche Bank AG	EUR	802	1,083,983	916,116	(167,867)
Indian Rupee,
Expiring 02/20/15	Barclays Capital Group	INR	23,766	382,000	382,140	140
Expiring 02/20/15	JPMorgan Chase	INR	18,280	297,000	293,933	(3,067)
Expiring 02/26/15	Hong Kong & Shanghai Bank	INR	7,324	118,000	117,629	(371)
Expiring 02/26/15	JPMorgan Chase	INR	47,177	764,000	757,672	(6,328)
Expiring 02/26/15	JPMorgan Chase	INR	16,345	265,000	262,507	(2,493)
Expiring 02/26/15	JPMorgan Chase	INR	4,093	66,000	65,729	(271)
Expiring 02/26/15	JPMorgan Chase	INR	434	7,000	6,962	(38)
Israeli New Shekel,
Expiring 03/12/15	Goldman Sachs & Co.	ILS	912	231,000	231,992	992
Expiring 03/12/15	Goldman Sachs & Co.	ILS	418	106,000	106,241	241
Expiring 03/12/15	JPMorgan Chase	ILS	567	144,000	144,237	237
Japanese Yen,
Expiring 02/03/15	Barclays Capital Group	JPY	770,700	6,588,975	6,563,315	(25,660)
Expiring 02/03/15	Credit Suisse First Boston Corp.	JPY	31,380	264,000	267,271	3,271
Expiring 02/03/15	Goldman Sachs & Co.	JPY	524,500	4,422,295	4,466,665	44,370
Expiring 02/03/15	Goldman Sachs & Co.	JPY	178,300	1,496,182	1,518,411	22,229
Mexican Peso,
Expiring 02/05/15	Barclays Capital Group	MXN	2,365	173,019	157,717	(15,302)
Expiring 02/05/15	Barclays Capital Group	MXN	1,677	114,767	111,835	(2,932)
Expiring 02/05/15	BNP Paribas	MXN	21,993	1,665,565	1,466,685	(198,880)
Expiring 02/05/15	Citigroup Global Markets	MXN	10,403	709,277	693,753	(15,524)
Expiring 02/05/15	Citigroup Global Markets	MXN	9,143	614,271	609,727	(4,544)
Expiring 02/05/15	Citigroup Global Markets	MXN	3,889	263,772	259,349	(4,423)
Expiring 02/05/15	Citigroup Global Markets	MXN	2,339	159,796	155,983	(3,813)
Expiring 02/05/15	Hong Kong & Shanghai Bank	MXN	1,635	118,637	109,035	(9,602)
Expiring 02/05/15	JPMorgan Chase	MXN	2,578	176,000	171,916	(4,084)
Expiring 02/05/15	JPMorgan Chase	MXN	2,239	152,350	149,314	(3,036)

See Notes to Financial Statements.

92	The TARGET Portfolio Trust

Forward foreign currency exchange contracts outstanding at January 31, 2015 (continued):

Purchase Contracts (continued)	Counterparty	Notional Amount (000)		Value at Settlement Date Payable	Current Value	Unrealized Appreciation (Depreciation)
Mexican Peso (cont’d.),
Expiring 02/05/15	JPMorgan Chase	MXN	1,939	$141,503	$129,308	$(12,195)
Expiring 02/05/15	UBS AG	MXN	1,770	119,779	118,037	(1,742)
Expiring 02/05/15	UBS AG	MXN	1,730	117,424	115,370	(2,054)
Expiring 04/22/15	Credit Suisse First Boston Corp.	MXN	7,418	505,405	492,365	(13,040)
Expiring 05/05/15	Deutsche Bank AG	MXN	6,817	453,000	452,102	(898)
Expiring 05/05/15	Goldman Sachs & Co.	MXN	2,578	173,504	170,975	(2,529)
Expiring 05/05/15	JPMorgan Chase	MXN	1,758	119,836	116,595	(3,241)
Expiring 05/05/15	UBS AG	MXN	14,512	988,859	962,474	(26,385)
Expiring 05/05/15	Westpac Banking Corp.	MXN	1,981	132,429	131,385	(1,044)
Swiss Franc,
Expiring 02/12/15	Citigroup Global Markets	CHF	272	280,216	296,426	16,210
Expiring 02/12/15	Citigroup Global Markets	CHF	259	267,466	282,259	14,793
Expiring 02/12/15	Deutsche Bank AG	CHF	118	135,324	128,597	(6,727)
Expiring 02/12/15	Goldman Sachs & Co.	CHF	225	231,814	245,205	13,391

				$78,219,019	$75,064,916	(3,154,103)

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date Receivable	Current Value	Unrealized Appreciation (Depreciation)
Australian Dollar,
Expiring 02/03/15	BNP Paribas	AUD	334	$271,573	$259,957	$11,616
Expiring 02/03/15	Citigroup Global Markets	AUD	327	266,390	254,508	11,882
Expiring 02/03/15	Goldman Sachs & Co.	AUD	3,332	2,695,764	2,593,339	102,425
Expiring 02/03/15	Goldman Sachs & Co.	AUD	756	611,831	588,405	23,426
Expiring 02/03/15	UBS AG	AUD	260	212,048	202,361	9,687
Brazilian Real,
Expiring 02/03/15	BNP Paribas	BRL	12	4,614	4,611	3
Expiring 02/03/15	Credit Suisse First Boston Corp.	BRL	1,651	643,728	614,717	29,011
Expiring 02/03/15	Deutsche Bank AG	BRL	55	20,561	20,568	(7)
Expiring 02/03/15	Goldman Sachs & Co.	BRL	229	88,000	85,181	2,819
Expiring 02/03/15	Goldman Sachs & Co.	BRL	46	17,236	17,006	230
Expiring 02/03/15	JPMorgan Chase	BRL	1,443	548,148	537,220	10,928
Expiring 02/03/15	JPMorgan Chase	BRL	419	162,000	156,086	5,914
Expiring 02/03/15	JPMorgan Chase	BRL	16	6,093	6,012	81
Expiring 02/03/15	UBS AG	BRL	18,088	6,877,537	6,734,023	143,514
Expiring 03/03/15	Bank of America	BRL	919	340,000	339,747	253
Expiring 03/03/15	Bank of America	BRL	432	160,000	159,763	237
Expiring 04/02/15	BNP Paribas	BRL	23	9,430	8,492	938
Expiring 04/02/15	BNP Paribas	BRL	18	7,431	6,698	733
Expiring 04/02/15	Credit Suisse First Boston Corp.	BRL	1,977	802,370	723,566	78,804
Expiring 04/02/15	Hong Kong & Shanghai Bank	BRL	1,982	804,653	725,360	79,293
Expiring 04/02/15	JPMorgan Chase	BRL	3,000	1,267,159	1,098,087	169,072
Expiring 04/02/15	JPMorgan Chase	BRL	1,369	523,234	501,224	22,010
Expiring 07/02/15	BNP Paribas	BRL	52	21,618	18,647	2,971
Expiring 07/02/15	Deutsche Bank AG	BRL	7,300	2,690,688	2,603,078	87,610
Expiring 07/02/15	Deutsche Bank AG	BRL	547	225,859	194,907	30,952
Expiring 07/02/15	Goldman Sachs & Co.	BRL	2,401	990,973	856,228	134,745
Expiring 10/02/15	UBS AG	BRL	11,900	4,616,519	4,131,909	484,610
Expiring 10/02/15	UBS AG	BRL	5,000	2,007,226	1,736,096	271,130

See Notes to Financial Statements.

The TARGET Portfolio Trust	93

Total Return Bond Portfolio (continued)	Portfolio of Investments As of January 31, 2015 (Unaudited)

Forward foreign currency exchange contracts outstanding at January 31, 2015 (continued):

Sale Contracts (continued)	Counterparty	Notional Amount (000)		Value at Settlement Date Receivable	Current Value	Unrealized Appreciation (Depreciation)
British Pound,
Expiring 02/03/15	Credit Suisse First Boston Corp.	GBP	1,031	$1,610,910	$1,552,859	$58,051
Expiring 03/03/15	UBS AG	GBP	787	1,194,690	1,185,142	9,548
Expiring 02/03/15	UBS AG	GBP	83	126,159	125,012	1,147
Canadian Dollar,
Expiring 02/10/15	Citigroup Global Markets	CAD	3,070	2,802,866	2,415,863	387,003
Expiring 03/03/15	Citigroup Global Markets	CAD	239	208,228	187,682	20,546
Danish Krone,
Expiring 04/01/15	Hong Kong & Shanghai Bank	DKK	204	36,502	31,040	5,462
Euro,
Expiring 02/03/15	Citigroup Global Markets	EUR	20,298	24,884,130	22,937,387	1,946,743
Expiring 02/03/15	Citigroup Global Markets	EUR	701	855,969	792,152	63,817
Expiring 02/03/15	Deutsche Bank AG	EUR	4,883	5,727,954	5,517,946	210,008
Expiring 02/03/15	Goldman Sachs & Co.	EUR	2,720	3,315,027	3,073,687	241,340
Expiring 02/03/15	JPMorgan Chase	EUR	4,770	5,486,807	5,390,252	96,555
Expiring 02/03/15	JPMorgan Chase	EUR	836	1,022,696	944,707	77,989
Expiring 02/03/15	JPMorgan Chase	EUR	586	681,529	662,199	19,330
Expiring 02/03/15	JPMorgan Chase	EUR	109	132,555	123,173	9,382
Expiring 03/03/15	Hong Kong & Shanghai Bank	EUR	17,644	20,069,785	19,942,988	126,797
Expiring 03/03/15	JPMorgan Chase	EUR	132	149,998	149,199	799
Expiring 03/03/15	UBS AG	EUR	164	184,798	185,369	(571)
Expiring 04/28/15	Goldman Sachs & Co.	EUR	370	415,020	418,112	(3,092)
Expiring 06/15/15	Barclays Capital Group	EUR	962	1,306,983	1,088,599	218,384
Expiring 06/15/15	Barclays Capital Group	EUR	619	824,138	700,460	123,678
Expiring 06/15/15	BNP Paribas	EUR	708	960,183	801,173	159,010
Expiring 06/15/15	Citigroup Global Markets	EUR	1,315	1,797,605	1,488,054	309,551
Expiring 06/15/15	Credit Suisse First Boston Corp.	EUR	1,652	2,198,789	1,869,403	329,386
Expiring 06/15/15	Credit Suisse First Boston Corp.	EUR	966	1,310,041	1,093,126	216,915
Expiring 06/15/15	Credit Suisse First Boston Corp.	EUR	396	538,611	448,114	90,497
Expiring 06/13/16	Deutsche Bank AG	EUR	1,423	1,948,372	1,625,478	322,894
Expiring 08/07/15	Deutsche Bank AG	EUR	100	133,793	113,245	20,548
Expiring 06/27/16	Barclays Capital Group	EUR	1,137	1,563,432	1,299,437	263,995
Indian Rupee,
Expiring 02/20/15	Barclays Capital Group	INR	35,717	576,403	574,297	2,106
Expiring 02/26/15	Deutsche Bank AG	INR	317	5,000	5,098	(98)
Expiring 02/26/15	Goldman Sachs & Co.	INR	759	12,000	12,182	(182)
Expiring 02/26/15	UBS AG	INR	379	6,000	6,092	(92)
Expiring 04/13/15	JPMorgan Chase	INR	57,384	900,855	912,160	(11,305)
Israeli New Shekel,
Expiring 03/12/15	JPMorgan Chase	ILS	13,496	3,440,000	3,433,052	6,948
Expiring 03/12/15	JPMorgan Chase	ILS	2,696	687,000	685,819	1,181
Expiring 03/12/15	JPMorgan Chase	ILS	2,168	553,000	551,535	1,465
Expiring 03/12/15	JPMorgan Chase	ILS	989	253,000	251,540	1,460
Expiring 03/12/15	JPMorgan Chase	ILS	125	32,000	31,733	267
Expiring 03/12/15	UBS AG	ILS	1,539	393,000	391,599	1,401
Expiring 04/14/15	Deutsche Bank AG	ILS	1,144	291,000	291,055	(55)

See Notes to Financial Statements.

94	The TARGET Portfolio Trust

Forward foreign currency exchange contracts outstanding at January 31, 2015 (continued):

Sale Contracts (continued)	Counterparty	Notional Amount (000)		Value at Settlement Date Receivable	Current Value	Unrealized Appreciation (Depreciation)
Israeli New Shekel (cont’d.),
Expiring 04/14/15	Goldman Sachs & Co.	ILS	1,953	$492,000	$496,912	$(4,912)
Expiring 04/14/15	Goldman Sachs & Co.	ILS	993	253,000	252,758	242
Expiring 04/14/15	Goldman Sachs & Co.	ILS	776	198,000	197,490	510
Japanese Yen,
Expiring 02/03/15	Barclays Capital Group	JPY	452,400	3,795,119	3,852,658	(57,539)
Expiring 02/03/15	BNP Paribas	JPY	295,900	2,483,585	2,519,898	(36,313)
Expiring 02/03/15	Citigroup Global Markets	JPY	503,413	4,170,088	4,287,087	(116,999)
Expiring 02/03/15	Citigroup Global Markets	JPY	24,700	205,153	210,346	(5,193)
Expiring 02/03/15	Deutsche Bank AG	JPY	611,400	5,212,185	5,206,709	5,476
Expiring 02/03/15	Deutsche Bank AG	JPY	609,000	5,225,972	5,186,271	39,701
Expiring 02/03/15	Deutsche Bank AG	JPY	48,900	405,516	416,435	(10,919)
Expiring 02/03/15	Goldman Sachs & Co.	JPY	244,100	2,028,637	2,078,766	(50,129)
Expiring 02/03/15	JPMorgan Chase	JPY	128,600	1,090,834	1,095,163	(4,329)
Expiring 02/03/15	JPMorgan Chase	JPY	30,100	250,138	256,333	(6,195)
Expiring 02/03/15	UBS AG	JPY	29,755	247,095	253,396	(6,301)
Expiring 03/03/15	Citigroup Global Markets	JPY	1,504,768	12,753,947	12,818,291	(64,344)
Expiring 08/07/15	Hong Kong & Shanghai Bank	JPY	112,165	1,100,000	957,617	142,383
Mexican Peso,
Expiring 02/05/15	BNP Paribas	MXN	11,932	903,185	795,748	107,437
Expiring 02/05/15	Credit Suisse First Boston Corp.	MXN	7,418	507,914	494,695	13,219
Expiring 02/05/15	Deutsche Bank AG	MXN	23,666	1,791,192	1,578,243	212,949
Expiring 02/05/15	Deutsche Bank AG	MXN	1,874	127,000	124,944	2,056
Expiring 02/05/15	Goldman Sachs & Co.	MXN	3,914	267,000	261,006	5,994
Expiring 02/05/15	Goldman Sachs & Co.	MXN	2,578	174,420	171,916	2,504
Expiring 02/05/15	JPMorgan Chase	MXN	30,250	2,139,111	2,017,323	121,788
Expiring 02/05/15	JPMorgan Chase	MXN	3,656	253,700	243,811	9,889
Expiring 02/05/15	UBS AG	MXN	14,512	994,245	967,774	26,471
Swiss Franc,
Expiring 02/12/15	Goldman Sachs & Co.	CHF	471	489,031	513,296	(24,265)
Expiring 02/12/15	Goldman Sachs & Co.	CHF	333	344,761	362,904	(18,143)
Expiring 02/12/15	Goldman Sachs & Co.	CHF	122	127,326	132,956	(5,630)

				$163,559,665	$156,236,562	7,323,103

						$4,169,000

Interest rate swap agreements outstanding at January 31, 2015:

Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Fair Value	Upfront Premiums Paid (Received)	Unrealized Depreciation	Counterparty
	Over-the-counter swap agreements:
BRL	4,100	01/04/21	11.500%	Brazilian interbank overnight lending rate(1)	$(5,650)	$(3,194)	$(2,456)	Citigroup Global Markets

See Notes to Financial Statements.

The TARGET Portfolio Trust	95

Total Return Bond Portfolio (continued)	Portfolio of Investments As of January 31, 2015 (Unaudited)

Interest rate swap agreements outstanding at January 31, 2015 (continued):

Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at January 31, 2015	Unrealized Appreciation (Depreciation)
	Exchange-traded swap agreements:
EUR	3,000	01/22/25	1.200%	6 month Euribor(1)	$—	$(171,563)	$(171,563)
GBP	13,100	09/18/16	1.500%	6 month LIBOR(1)	(206,529)	(206,177)	352
GBP	6,700	10/05/16	1.590%	6 month LIBOR(1)	134	(72,118)	(72,252)
GBP	1,600	10/07/16	1.510%	6 month LIBOR(1)	(15,016)	(15,266)	(250)
GBP	1,400	03/18/17	1.500%	6 month LIBOR(1)	(10,068)	(26,325)	(16,257)
GBP	3,000	10/05/17	1.880%	6 month LIBOR(1)	(74,671)	(76,792)	(2,121)
MXN	11,000	01/18/19	5.700%	28 day Mexican interbank rate(1)	22,958	32,288	9,330
MXN	13,200	07/07/21	5.610%	28 day Mexican interbank rate(1)	19,302	26,331	7,029
MXN	118,600	09/14/21	5.840%	28 day Mexican interbank rate(1)	148,176	348,373	200,197
MXN	33,800	09/10/29	6.915%	28 day Mexican interbank rate(1)	62,915	275,547	212,632
MXN	71,000	06/19/34	6.810%	3-month LIBOR(1)	42,177	470,995	428,818
	22,600	02/27/15	0.089%	3 month LIBOR(1)	(118)	(4,119)	(4,001)
	3,400	12/03/19	1.800%	3 month LIBOR(1)	—	(84,145)	(84,145)
	1,500	10/16/24	2.550%	3 month LIBOR(1)	—	(114,187)	(114,187)
	32,400	06/19/43	3.000%	3-month LIBOR(1)	1,780,720	(6,065,522)	(7,846,242)
	5,900	12/18/43	2.800%	3 month LIBOR(1)	(606,545)	(847,971)	(241,426)

					$1,163,435	$(6,530,651)	$(7,694,086)

(1)	Portfolio pays the floating rate and receives the fixed rate.

Credit default swap agreements outstanding at January 31, 2015:

Reference Entity/Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(4)		Implied Credit Spread at January 31, 2015(3)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
Over-the-counter credit default swaps on corporate and/or sovereign issues—Sell Protection(1)
Federal Republic of Brazil	09/20/16	1.000%		9,800	1.326%	$(38,879)	$(71,931)	$33,052	JPMorgan Chase
Government of Greece	12/20/15	1.000%	EUR	800	38.926%	(190,032)	(30,759)	(159,273)	Goldman Sachs & Co.
Government of Italy	09/20/16	1.000%		100	0.365%	1,034	785	249	Deutsche Bank AG
Government of Italy	09/20/16	1.000%		100	0.365%	1,034	708	326	Bank of America
Government of Italy	03/20/19	1.000%		5,800	0.819%	42,818	(78,889)	121,707	Deutsche Bank AG
Government of Italy	03/20/19	1.000%		1,400	0.819%	10,335	(19,309)	29,644	Morgan Stanley
Government of Italy	06/20/19	1.000%		800	0.865%	4,683	(12,399)	17,082	Deutsche Bank AG
Government of Italy	06/20/19	1.000%		100	0.865%	585	(631)	1,216	Deutsche Bank AG
Government of Italy	06/20/19	1.000%		3,300	0.865%	19,317	(49,830)	69,147	Bank of America
Government of Italy	06/20/19	1.000%		100	0.865%	585	(537)	1,122	Barclays Capital Group

See Notes to Financial Statements.

96	The TARGET Portfolio Trust

Credit default swap agreements outstanding at January 31, 2015 (continued):

Reference Entity/Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(4)	Implied Credit Spread at January 31, 2015(3)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
Over-the-counter credit default swaps on corporate and/or sovereign issues—Sell Protection(1) (continued):
Government of Italy	09/20/19	1.000%	100	0.906%	$433	$(54)	$487	Bank of America
Government of Italy	12/20/19	1.000%	100	0.943%	285	219	66	Barclays Capital Group
Government of Italy	06/20/17	1.000%	100	0.536%	1,123	446	677	Goldman Sachs & Co.
People’s Republic of China	12/20/19	1.000%	1,200	0.880%	7,085	7,441	(356)	JPMorgan Chase
People’s Republic of China	12/20/19	1.000%	200	0.880%	1,181	1,194	(13)	Morgan Stanley
Rosneft Oil Co. Via Rosneft	03/20/15	1.000%	1,200	10.164%	(11,655)	(2,001)	(9,654)	Citigroup Global Markets
Russian Federation	09/20/15	1.000%	800	5.788%	(24,955)	(5,333)	(19,622)	Citigroup Global Markets
Russian Federation	09/20/15	1.000%	200	5.788%	(6,239)	(1,459)	(4,780)	Barclays Capital Group
Russian Federation	09/20/15	1.000%	100	5.788%	(3,119)	(698)	(2,421)	Deutsche Bank AG
Russian Federation	09/20/19	1.000%	2,600	6.217%	(520,028)	(137,956)	(382,072)	Barclays Capital Group
Russian Federation	12/20/19	1.000%	900	6.213%	(187,557)	(60,186)	(127,371)	Goldman Sachs & Co.
Russian Federation	12/20/19	1.000%	300	6.213%	(62,519)	(20,312)	(42,207)	Barclays Capital Group
United Mexican States	09/20/16	1.000%	9,800	0.553%	72,002	20,580	51,422	JPMorgan Chase
United Mexican States	09/20/19	1.000%	100	1.057%	(204)	640	(844)	Bank of America
United Mexican States	09/20/19	1.000%	1,200	1.057%	(2,450)	7,946	(10,396)	JPMorgan Chase
United Mexican States	09/20/19	1.000%	600	1.057%	(1,241)	3,707	(4,948)	Morgan Stanley

					$(886,378)	$(448,618)	$(437,760)

Reference Entity/Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(4)		Value at January 31, 2015(5)	Value at Trade Date	Unrealized Appreciation
Exchange-Traded credit default swaps on credit indices—Buy Protection(2)
Dow Jones CDX IG23 5Y Index	12/20/19	1.000%		3,400	$50,748	$47,753	$2,995
iTraxx Europe V22	12/20/19	1.000%	EUR	4,800	90,015	51,733	38,282

					$140,763	$99,486	$41,277

Cash of $356,000, $173,000, $859,000 and $710,000 has been segregated with Barclays Capital Group, Citigroup Global Markets, Credit Suisse First Boston Corp. and Morgan Stanley, respectively, and U.S. Treasury Securities with market values of $35,274 and $2,407,760 have been segregated with Credit Suisse First Boston Corp. and Morgan Stanley, respectively, to cover requirements for open exchange-traded interest rate and credit default swap contracts at January 31, 2015.

See Notes to Financial Statements.

The TARGET Portfolio Trust	97

Total Return Bond Portfolio (continued)	Portfolio of Investments As of January 31, 2015 (Unaudited)

The Portfolio entered into credit default swaps (“CDS”) to provide a measure of protection against defaults or to take an active long or short position with respect to the likelihood of a particular issuer’s default or the referenced entity’s credit soundness. CDS contracts generally trade based on a spread which represents the cost a protection buyer has to pay the protection seller. The protection buyer is said to be short the credit as the value of the contract rises the more the credit deteriorates. The value of the CDS contract increases for the protection buyer if the spread increases.

(1)	If the Portfolio is a seller of protection, it receives the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	If the Portfolio is a buyer of protection, it pays the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and make delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(3)	Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap agreements on corporate issues or sovereign issues of an emerging country as of the reporting date serve as an indicator of the current status of the payment/performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include up-front payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.
(4)	Notional amount represents the maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(5)	The fair value of credit default swap agreements on credit indices serves as an indicator of the current status of the payment/performance risk and represents the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the reporting date. Increasing fair value in absolute terms when compared to the notional amount of the swap, represents a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—quoted prices generally in active markets for identical securities.

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of January 31, 2015 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Asset-Backed Securities
Collateralized Loan Obligation	$—	$1,698,109	$—
Non-Residential Mortgage-Backed Securities	—	8,180,884	—
Residential Mortgage-Backed Securities	—	15,668,207	—
Bank Loans	—	5,449,580	—
Certificates of Deposit	—	1,592,086	—

See Notes to Financial Statements.

98	The TARGET Portfolio Trust

	Level 1	Level 2	Level 3
Investments in Securities (continued)
Commercial Mortgage-Backed Securities	$—	$1,886,870	$—
Corporate Bonds	—	132,884,839	73,131
Foreign Government Bonds	—	5,610,016	—
Municipal Bonds	—	21,489,745	—
Residential Mortgage-Backed Securities	—	7,721,653	—
U.S. Government Agency Obligations	—	74,538,548	—
U.S. Treasury Obligations	—	113,441,881	—
Commercial Paper	—	8,594,652	—
Repurchase Agreement	—	6,100,000	—
Certificates of Deposit	—	2,738,999	—
Foreign Treasury Obligation	—	2,407,196	—
Affiliated Money Market Mutual Fund	1,249,681	—	—
Options Purchased	—	16,759	—
Options Written	(24,013)	(243,086)	—
Other Financial Instruments*
Futures Contracts	2,367,541	—	—
Forward Foreign Currency Exchange Contracts	—	4,169,000	—
Interest Rate Swap Agreements
Over-the-counter swap agreements	—	(5,650)	—
Exchange-traded swap agreements	—	(7,694,086)	—
Credit Default Swap Agreements
Over-the-counter credit default swap agreements	—	(886,378)	—
Exchange-Traded credit default swap agreements	—	41,277	—

Total	$3,593,209	$405,401,101	$73,131

The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

	Asset-Backed Securities— Collateralized Loan Obligation	Corporate Bond	Commercial Paper
Balance as of 7/31/14	$1,700,000	$—	$2,099,583
Accrued discount/premium	—	—	—
Realized gain (loss)	—	—	—
Change in unrealized appreciation (depreciation)**	—	(107,498)	—
Purchases	—	—	—
Sales	—	—	—
Transfers into Level 3	—	180,629	—
Transfers out of Level 3	(1,700,000)	—	(2,099,583)

Balance as of 01/31/15	$—	$73,131	$—

*	Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forwards and exchange-traded swap contracts, which are recorded at the unrealized appreciation/depreciation on the instrument, and over-the-counter swap contracts which are recorded at fair value.
**	Of which, ($107,498) was relating to securities held at the reporting period end.

It is the Portfolio’s policy to recognize transfers in and transfers out at the fair value as of the beginning period. At the reporting period end, one Corporate Bond transferred into Level 3 as a result of being priced using a single broker quote. One Asset-Backed Security and one Commercial Paper were transferred out of Level 3 as a result of being valued by an independent pricing vendor source.

See Notes to Financial Statements.

The TARGET Portfolio Trust	99

Total Return Bond Portfolio (continued)	Portfolio of Investments As of January 31, 2015 (Unaudited)

Level 3 securities as presented in the table above are being fair valued using pricing methodologies approved by the Board of Trustees, which contain unobservable inputs. Such methodologies may include, but are not limited to, using prices provided by a single broker/dealer, the cost of the investment, and broker quotes adjusted for changes in yields of comparable U.S. Government and other securities using fixed income securities valuation model.

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of January 31, 2015 was as follows:

U.S. Treasury Obligations	33.6%
U.S. Government Agency Obligations	22.1
Banks	15.0
Residential Mortgage-Backed Securities	7.0
Municipal Bonds	6.4
Consumer Finance	3.5
Diversified Telecommunication Services	2.8
Commercial Paper	2.5
Non-Residential Mortgage-Backed Securities	2.4
Automobiles	2.1
Capital Markets	2.0
Media	1.9
Repurchase Agreement	1.8
Foreign Government Bonds	1.7
Health Care Equipment & Supplies	1.6
Oil, Gas & Consumable Fuels	1.5
Health Care Providers & Services	1.4
Certificates of Deposit	1.3
Paper & Forest Products	1.1
Hotels, Restaurants & Leisure	1.1
Wireless Telecommunication Services	0.8
Pharmaceuticals	0.8
Foreign Treasury Obligations	0.7%
Road & Rail	0.7
Trading Companies & Distributors	0.6
Specialty Retail	0.6
Food Products	0.6
Insurance	0.6
Diversified Financial Services	0.6
Commercial Mortgage-Backed Securities	0.5
Beverages	0.5
Collateralized Loan Obligations	0.5
Affiliated Money Market Mutual Fund	0.4
Auto Components	0.4
Independent Power & Renewable Electricity Producers	0.3
Machinery	0.2
Metals & Mining	0.2
Technology Hardware, Storage & Peripherals	0.1
Options Purchased	— *
Options Written	(0.1)

121.8
Liabilities in excess of other assets	(21.8)

100.0%

*	Less than 0.05%

See Notes to Financial Statements.

100	The TARGET Portfolio Trust

Offsetting of over-the-counter (OTC) derivative assets and liabilities:

The Portfolio invested in OTC derivatives during the reporting period that are either offset in accordance with current requirements or are subject to enforceable master netting arrangements or similar agreements that permit offsetting. The information about offsetting and related netting arrangements for OTC derivatives, where the legal right to set-off exists, is presented in the summary below.

Counterparty	Gross amounts of recognized assets(1)	Gross amounts available for offset	Collateral Received(3)	Net Amount
Bank of America	$71,798	$(62,210)	$—	$9,588
Barclays Capital Group	609,710	(609,710)	—	—
BNP Paribas	282,708	(282,708)	—	—
Citigroup Global Markets	2,770,545	(632,787)	(2,170,116)	—
Credit Suisse First Boston Corp.	819,154	(127,889)	(740,072)	—
Deutsche Bank AG	1,073,233	(375,004)	(720,040)	—
Goldman Sachs & Co.	613,340	(613,340)	—	—
Hong Kong & Shanghai Bank	353,935	(18,038)	(300,029)	35,868
JPMorgan Chase	675,736	(675,736)	—	—
Morgan Stanley	34,545	(34,545)	—	—
UBS AG	947,508	(279,320)	(470,072)	198,116
Westpac Banking Corp.	—	—	—	—

	$8,252,212

Counterparty	Gross amounts of recognized liabilities(2)	Gross amounts available for offset	Collateral Pledged(3)	Net Amount
Bank of America	$(62,210)	$62,210	$—	$—
Barclays Capital Group	(1,059,994)	609,710	—	(450,284)
BNP Paribas	(753,860)	282,708	—	(471,152)
Citigroup Global Markets	(632,787)	632,787	—	—
Credit Suisse First Boston Corp.	(127,889)	127,889	—	—
Deutsche Bank AG	(375,004)	375,004	—	—
Goldman Sachs & Co.	(1,090,431)	613,340	637,609	—
Hong Kong & Shanghai Bank	(18,038)	18,038	—	—
JPMorgan Chase	(750,748)	675,736	—	(75,012)
Morgan Stanley	(50,242)	34,545	39,215	—
UBS AG	(279,320)	279,320	—	—
Westpac Banking Corp.	(1,044)	—	—	(1,044)

	$(5,201,567)

(1)	Includes unrealized appreciation on swaps and forwards, premiums paid on swap agreements and market value of purchased options.
(2)	Includes unrealized depreciation on swaps and forwards, premiums received on swap agreements and market value of written options.
(3)	Amounts shown reflect actual collateral received or pledged by the Portfolio. Such amounts are applied up to 100% of the Portfolio’s OTC derivative exposure by counterparty.

See Notes to Financial Statements.

The TARGET Portfolio Trust	101

Prudential Core Bond Fund	Portfolio of Investments as of January 31, 2015 (Unaudited)

DESCRIPTION	INTEREST RATE		MATURITY DATE	PRINCIPAL AMOUNT (000)#	VALUE (NOTE 1)
LONG-TERM INVESTMENTS—85.8%

ASSET-BACKED SECURITIES—3.4%

Collateralized Loan Obligations—0.4%
Franklin CLO V Ltd., Series 5A, Class A2, 144A	0.501	%(c)	06/15/18	326	$325,166
Jersey Street CLO Ltd. (Cayman Islands), Series 2006-1A, Class A, 144A	0.507	(c)	10/20/18	105	104,763

					429,929

Non-Residential Mortgage-Backed Security—1.0%
SLM Student Loan Trust, Series 2008-9, Class A	1.756	(c)	04/25/23	1,163	1,192,953

Residential Mortgage-Backed Securities—2.0%
Countrywide Asset-Backed Certificates Trust, Series 2004-15, Class MV5	1.070	(c)	04/25/35	500	390,097
GSAA Home Equity Trust, Series 2007-8, Class A3	0.618	(c)	08/25/37	1,124	989,574
Morgan Stanley ABS Capital I, Inc., Trust, Series 2007-HE5, Class A2A	0.280	(c)	03/25/37	830	455,482
RAAC Trust, Series 2007-SP3, Class A1	1.370	(c)	09/25/47	519	510,845

					2,345,998

TOTAL ASSET-BACKED SECURITIES (cost $3,797,506)					3,968,880

COMMERCIAL MORTGAGE-BACKED SECURITIES—4.6%
Citigroup Commercial Mortgage Trust, Series 2015-GC27, Class A4	2.878		02/10/48	1,100	1,110,965
Credit Suisse Commercial Mortgage Trust, Series 2006-C5, Class A1A	5.297		12/15/39	1,103	1,169,918
GS Mortgage Securities Trust, Series 2006-GG6, Class AM	5.555	(c)	04/10/38	1,100	1,139,890
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C20, Class A2	2.790		02/15/48	850	881,579
Wachovia Bank Commercial Mortgage Trust, Series 2006-C23, Class AM	5.466	(c)	01/15/45	1,000	1,036,965

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (cost $5,331,514)					5,339,317

CORPORATE BONDS—16.4%

Airlines—0.1%
UAL 1991 Equipment Trust AB, Equipment Trust(g)(i)	10.850		02/19/15	548	109,696

Banks—8.8%
Bank of America Corp., Sr. Unsec’d. Notes	5.625		10/14/16	1,510	1,618,007

See Notes to Financial Statements.

102	The TARGET Portfolio Trust

DESCRIPTION	INTEREST RATE		MATURITY DATE	PRINCIPAL AMOUNT (000)#		VALUE (NOTE 1)
CORPORATE BONDS (continued)

Banks (continued)
Bank of America Corp., Sr. Unsec’d. Notes	5.750%		12/01/17		100	$110,975
Bank of America Corp., Sr. Unsec’d. Notes	6.500		08/01/16		235	252,994
Credit Suisse (Switzerland), Sr. Unsec’d. Notes	1.750		01/29/18		310	310,921
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes, MTN	7.500		02/15/19		2,000	2,410,000
JPMorgan Chase & Co., Sr. Unsec’d. Notes	3.150		07/05/16		100	103,008
JPMorgan Chase & Co., Sr. Unsec’d. Notes	6.300		04/23/19		100	117,306
JPMorgan Chase Bank NA, Sub. Notes	0.761	(c)	05/31/17	EUR	1,000	1,127,170
JPMorgan Chase Bank NA, Sub. Notes	4.375	(c)	11/30/21	EUR	200	237,432
JPMorgan Chase Bank NA, Sub. Notes	6.000		10/01/17		700	778,278
Morgan Stanley, Sr. Unsec’d. Notes	3.450		11/02/15		1,200	1,223,449
Wells Fargo & Co., Sr. Unsec’d. Notes	1.250		07/20/16		1,900	1,912,253

						10,201,793

Diversified Financial Services—2.8%
Ally Financial, Inc., Gtd. Notes	3.500		07/18/16		1,100	1,105,500
Ford Motor Credit Co. LLC, Sr. Unsec’d. Notes	2.375		01/16/18		1,700	1,728,560
Navient Corp., Sr. Unsec’d. Notes, MTN	6.250		01/25/16		350	362,250
Synchrony Financial, Sr. Unsec’d. Notes	2.700		02/03/20		100	100,743

						3,297,053

Diversified Telecommunication Services—0.1%
Verizon Communications, Inc., Sr. Unsec’d. Notes	4.500		09/15/20		100	110,350

Electric Utilities—2.8%
Entergy Corp., Sr. Unsec’d. Notes	3.625		09/15/15		1,200	1,219,960
Orange & Rockland Utilities, Inc., Sr. Unsec’d. Notes, 144A	2.500		08/15/15		600	603,635
Public Service Electric & Gas Co., Sr. Sec’d. Notes, MTN	5.300		05/01/18		1,300	1,461,916

						3,285,511

Health Care Providers & Services—0.6%
HCA, Inc., Sr. Sec’d. Notes	3.750		03/15/19		700	707,000

See Notes to Financial Statements.

The TARGET Portfolio Trust	103

Prudential Core Bond Fund (continued)	Portfolio of Investments As of January 31, 2015 (Unaudited)

DESCRIPTION	INTEREST RATE		MATURITY DATE	PRINCIPAL AMOUNT (000)#	VALUE (NOTE 1)
CORPORATE BONDS (continued)

Health Care Providers & Services (continued)
New York and Presbyterian Hospital (The), Unsec’d. Notes	4.024%		08/01/45	40	$40,650

					747,650

Oil, Gas & Consumable Fuels—1.1%
DCP Midstream LLC, Sr. Unsec’d. Notes, 144A	5.350		03/15/20	50	48,902
Florida Gas Transmission Co. LLC, Sr. Unsec’d. Notes, 144A	4.000		07/15/15	400	405,070
Florida Gas Transmission Co. LLC, Sr. Unsec’d. Notes, 144A	5.450		07/15/20	600	680,893
Southwestern Energy Co., Sr. Unsec’d. Notes	4.100		03/15/22	100	98,004

					1,232,869

Real Estate Investment Trusts—0.1%
Select Income REIT, Sr. Unsec’d. Notes	2.850		02/01/18	135	135,874

Road & Rail
Union Pacific Corp., Sr. Unsec’d. Notes	3.875		02/01/55	45	45,968

TOTAL CORPORATE BONDS (cost $19,304,838)					19,166,764

RESIDENTIAL MORTGAGE-BACKED SECURITIES—8.9%
Alternative Loan Trust, Series 2003-J3, Class 2A1	6.250		12/25/33	22	23,783
American Home Mortgage Investment Trust, Series 2004-4, Class 5A	2.357	(c)	02/25/45	78	78,148
Banc of America Funding Trust, Series 2006-A, Class 1A1	2.649	(c)	02/20/36	127	126,107
BCAP LLC Trust, Series 2011-RR4, Class 7A1, 144A	5.250		04/26/37	629	589,008
Bear Stearns Adjustable Rate Mortgage Trust, Series 2004-8, Class 11A2	2.661	(c)	11/25/34	187	187,448
Bear Stearns Adjustable Rate Mortgage Trust, Series 2004-8, Class 13A1	3.107	(c)	11/25/34	488	468,078
Bear Stearns Adjustable Rate Mortgage Trust, Series 2005-5, Class A2	2.380	(c)	08/25/35	228	229,075
Bear Stearns Alt-A Trust, Series 2006-6, Class 31A1	2.725	(c)	11/25/36	530	416,467
Bear Stearns Alt-A Trust, Series 2006-6, Class 32A1	2.952	(c)	11/25/36	512	350,257
CHL Mortgage Pass-Through Trust, Series 2004-25, Class 1A1	0.498	(c)	02/25/35	477	437,589
Citigroup Mortgage Loan Trust, Series 2005-11, Class A2A	2.510	(c)	10/25/35	124	122,602
Citigroup Mortgage Loan Trust, Series 2006-AR1, Class 1A1	2.500	(c)	10/25/35	746	738,215

See Notes to Financial Statements.

104	The TARGET Portfolio Trust

DESCRIPTION	INTEREST RATE		MATURITY DATE	PRINCIPAL AMOUNT (000)#	VALUE (NOTE 1)
RESIDENTIAL MORTGAGE-BACKED SECURITIES (continued)
Credit Suisse First Boston Mortgage Securities Corp., Series 2003-8, Class 5A1	6.500%		04/25/33	11	$11,198
Fannie Mae REMICS, Series 2007-114, Class A6	0.368	(c)	10/27/37	1,500	1,478,764
FHLMC Structured Pass-Through Securities, Series T-59, Class 1A2	7.000		10/25/43	173	205,891
FHLMC Structured Pass-Through Securities, Series T-75, Class A1	0.208	(c)	12/25/36	358	356,177
Freddie Mac REMICS, Series 3346, Class FA	0.397	(c)	02/15/19	296	296,233
Government National Mortgage Assoc., Series 2000-9, Class FG	0.768	(c)	02/16/30	38	38,495
Government National Mortgage Assoc., Series 2000-9, Class FH	0.668	(c)	02/16/30	48	48,772
Government National Mortgage Assoc., Series 2011-H21, Class FT	0.840	(c)	10/20/61	496	497,804
Government National Mortgage Assoc., Series 2012-H29, Class SA	0.673	(c)	10/20/62	411	410,256
Granite Master Issuer PLC (United Kingdom), Series 2006-3, Class A7	0.368	(c)	12/20/54	51	50,599
Greenpoint MTA Trust, Series 2005-AR2, Class A1	0.398	(c)	06/25/45	281	241,033
GSR Mortgage Loan Trust, Series 2005-AR6, Class 2A1	2.727	(c)	09/25/35	165	165,708
Merrill Lynch Mortgage Investors Trust, Series 2005-2, Class 3A	1.170	(c)	10/25/35	169	159,634
Merrill Lynch Mortgage Investors Trust, Series 2005-A10, Class A	0.380	(c)	02/25/36	228	209,031
NCUA Guaranteed Notes Trust, Series 2010-R2, Class 1A	0.538	(c)	11/06/17	859	860,911
Reperforming Loan REMIC Trust, Series 2003-R4, Class 2A, 144A	5.634	(c)	01/25/34	81	83,442
Sequoia Mortgage Trust, Series 10, Class 2A1	0.928	(c)	10/20/27	121	113,684
Structured Asset Mortgage Investments II Trust, Series 2005-AR5, Class A1	0.414	(c)	07/19/35	98	88,929
Structured Asset Securities Mortgage Pass-Through Certificates, Series 2001-21A, Class 1A1	2.217	(c)	01/25/32	16	15,800
Washington Mutual, Inc., Mortgage Pass-Through Certificates, Series 2002-AR6, Class A	1.513	(c)	06/25/42	190	183,073
Washington Mutual, Inc., Mortgage Pass-Through Certificates, Series 2002-AR9, Class 1A	1.513	(c)	08/25/42	10	8,807
Washington Mutual, Inc., Mortgage Pass-Through Certificates, Series 2005-AR13, Class A1A1	0.460	(c)	10/25/45	1,121	1,027,538

TOTAL RESIDENTIAL MORTGAGE-BACKED SECURITIES (cost $10,680,106)					10,318,556

U.S. GOVERNMENT AGENCY OBLIGATIONS—1.0%
Federal National Mortgage Assoc.	2.262	(c)	07/01/25	7	6,785
Federal National Mortgage Assoc.	2.625	(c)	08/01/24	16	15,998

See Notes to Financial Statements.

The TARGET Portfolio Trust	105

Prudential Core Bond Fund (continued)	Portfolio of Investments As of January 31, 2015 (Unaudited)

DESCRIPTION	INTEREST RATE		MATURITY DATE	PRINCIPAL AMOUNT (000)#	VALUE (NOTE 1)
U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
Federal National Mortgage Assoc.	4.500%		08/01/40-04/01/41	515	$567,818
Federal National Mortgage Assoc.	5.217	(c)	12/01/30	2	2,378
Government National Mortgage Assoc.	1.625	(c)	05/20/23-07/20/30	425	442,354
Government National Mortgage Assoc.	2.000	(c)	10/20/24-06/20/27	80	83,885
Government National Mortgage Assoc.	2.500	(c)	02/20/25	26	26,939

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (cost $1,110,107)					1,146,157

U.S. TREASURY OBLIGATIONS—51.5%
U.S. Treasury Bonds(k)	3.125		08/15/44	5,930	7,037,244
U.S. Treasury Bonds	6.250		05/15/30	2,650	4,137,933
U.S. Treasury Inflation Indexed Bonds, TIPS	0.125		07/15/22-07/15/24	9,800	9,928,191
U.S. Treasury Inflation Indexed Bonds, TIPS	2.000		01/15/26	200	286,213
U.S. Treasury Inflation Indexed Bonds, TIPS	2.500		01/15/29	310	443,234
U.S. Treasury Inflation Indexed Bonds, TIPS	3.875		04/15/29	60	128,872
U.S. Treasury Notes	1.500		01/31/22	5,270	5,271,233
U.S. Treasury Notes	1.750		09/30/19	5,640	5,790,695
U.S. Treasury Notes	2.125		09/30/21	5,700	5,938,243
U.S. Treasury Notes	2.250		04/30/21-11/15/24	10,800	11,337,685
U.S. Treasury Notes	2.375		12/31/20	6,300	6,658,313
U.S. Treasury Notes	2.750		11/15/23	2,850	3,114,514

TOTAL U.S. TREASURY OBLIGATIONS (cost $58,499,587)					60,072,370

TOTAL LONG-TERM INVESTMENTS (cost $98,723,658)					100,012,044

				SHARES
SHORT-TERM INVESTMENT—21.6%

AFFILIATED MONEY MARKET MUTUAL FUND
Prudential Investment Portfolios 2—Prudential Core Taxable Money Market Fund (cost $25,219,327)(Note 3)(w)				25,219,327	25,219,327

TOTAL INVESTMENTS—107.4% (cost $123,942,985; Note 5)					125,231,371
Liabilities in excess of other assets(x)—(7.4)%					(8,647,669)

NET ASSETS—100.0%					$116,583,702

See the Glossary for abbreviations used in the Portfolio descriptions.

#	Principal amount is shown in U.S. dollars unless otherwise stated.
(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at January 31, 2015.
(g)	Indicates a security that has been deemed illiquid.
(i)	Represents issuer in default on interest payments. Non-income producing security. Such securities may be post maturity.
(k)	Represents security, or a portion thereof, segregated as collateral for futures contracts.
(w)	Prudential Investments LLC, the manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2—Prudential Core Taxable Money Market Fund.
(x)	Includes net unrealized appreciation (depreciation) on the following derivative contracts held at reporting period end:

See Notes to Financial Statements.

106	The TARGET Portfolio Trust

Futures contracts outstanding at January 31, 2015:

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at January 31, 2015	Unrealized Appreciation (Depreciation)(1)
Long Positions:
91	2 Year U.S. Treasury Notes	Mar. 2015	$19,964,172	$19,998,672	$34,500
61	5 Year U.S. Treasury Notes	Mar. 2015	7,350,531	7,401,969	51,438
23	30 Year U.S. Ultra Treasury Bonds	Mar. 2015	4,046,125	4,115,563	69,438

					155,376

Short Positions:
113	10 Year U.S. Treasury Notes	Mar. 2015	14,611,797	14,788,875	(177,078)
8	20 Year U.S. Treasury Bonds	Mar. 2015	1,209,844	1,210,250	(406)

					(177,484)

					$(22,108)

(1)	U.S. Treasury Security with a market value of $237,344 has been segregated with Citigroup Global Markets to cover requirements for open futures contract at January 31, 2015.

Forward foreign currency exchange contracts outstanding at January 31, 2015:

Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date Payable	Current Value	Unrealized Appreciation (Depreciation)
Australian Dollar,
Expiring 02/03/15	Goldman Sachs & Co.	AUD	191	$154,529	$148,658	$(5,871)
Japanese Yen,
Expiring 02/03/15	Citigroup Global Markets	JPY	69,700	587,552	593,568	6,016
Mexican Peso,
Expiring 02/05/15	Goldman Sachs & Co.	MXN	60	4,104	4,001	(103)
South Korean Won,
Expiring 02/26/15	Citigroup Global Markets	KRW	43,608	40,000	39,835	(165)

				$786,185	$786,062	$(123)

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date Receivable	Current Value	Unrealized Appreciation (Depreciation)
Australian Dollar,
Expiring 02/03/15	Goldman Sachs & Co.	AUD	191	$156,214	$148,658	$7,556
Japanese Yen,
Expiring 02/03/15	Citigroup Global Markets	JPY	69,700	577,369	593,568	(16,199)
Mexican Peso,
Expiring 02/05/15	Goldman Sachs & Co.	MXN	60	4,403	4,001	402
South Korean Won,
Expiring 02/26/15	Citigroup Global Markets	KRW	43,608	40,155	39,835	320

				$778,141	$786,062	$(7,921)

See Notes to Financial Statements.

The TARGET Portfolio Trust	107

Prudential Core Bond Fund (continued)	Portfolio of Investments As of January 31, 2015 (Unaudited)

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—quoted prices generally in active markets for identical securities.

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of January 31, 2015 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Asset-Backed Securities
Collateralized Loan Obligations	$—	$429,929	$—
Non-Residential Mortgage-Backed Security	—	1,192,953	—
Residential Mortgage-Backed Securities	—	2,345,998	—
Commercial Mortgage-Backed Securities	—	4,228,352	1,110,965
Corporate Bonds	—	19,057,068	109,696
Residential Mortgage-Backed Securities	—	10,318,556	—
U.S. Government Agency Obligations	—	1,146,157	—
U.S. Treasury Obligations	—	60,072,370	—
Affiliated Money Market Mutual Fund	25,219,327	—	—
Other Financial Instruments*
Futures Contracts	(22,108)	—	—
Forward Foreign Currency Exchange Contracts	—	(8,044)	—

Total	$25,197,219	$98,783,339	$1,220,661

The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

	Commercial Mortgage-Backed Securities	Corporate Bonds
Balance as of 07/31/14	$—	$—
Accrued discount/premium	—	—
Realized gain (loss)	—	(11,338)
Change in unrealized appreciation (depreciation)***	—	(119,164)
Purchases	1,110,965	—
Sales	—	(55,993)
Transfers into Level 3	—	296,191
Transfers out of Level 3	—	—

Balance as of 01/31/15	$1,110,965	$109,696

*	Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forwards and exchange-traded swap contracts, which are recorded at the unrealized appreciation/depreciation on the instrument, and over-the-counter swap contracts which are recorded at fair value.
***	Of which, (119,164) was relating to securities held at the reporting period end.

It is the Portfolio’s policy to recognize transfers in and transfers out at the fair value as of the beginning period. At the reporting period end, one Corporate Bond transferred into Level 3 as a result of being priced using a single broker quote.

See Notes to Financial Statements.

108	The TARGET Portfolio Trust

Level 3 securities as presented in the table above are being fair valued using pricing methodologies approved by the Valuation Committee, which contain unobservable inputs. Such methodologies include, but are not limited to, using prices provided by a single broker/dealer, the cost of the investment, and broker quotes adjusted for changes in yields of compariable U.S. Government and other securities using fixed income securities valuation model.

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of January 31, 2015 was as follows:

U.S. Treasury Obligations	51.5%
Affiliated Money Market Mutual Fund	21.6
Residential Mortgage-Backed Securities	10.9
Banks	8.8
Commercial Mortgage-Backed Securities	4.6
Diversified Financial Services	2.8
Electric Utilities	2.8
Oil, Gas & Consumable Fuels	1.1
Non-Residential Mortgage-Backed Securities	1.0
U.S. Government Agency Obligations	1.0%
Health Care Providers & Services	0.6
Collateralized Loan Obligations	0.4
Real Estate Investment Trust	0.1
Diversified Telecommunication Services	0.1
Airlines	0.1

107.4
Liabilities in excess of other assets	(7.4)

100.0%

Offsetting of over-the-counter (OTC) derivative assets and liabilities:

The Portfolio invested in OTC derivatives during the reporting period that are either offset in accordance with current requirements or are subject to enforceable master netting arrangements or similar agreements that permit offsetting. The information about offsetting and related netting arrangements for OTC derivatives, where the legal right to set-off exists, is presented in the summary below.

Counterparty	Gross amounts of recognized assets(1)	Gross amounts available for offset	Collateral Received(3)	Net Amount
Citigroup Global Markets	$6,336	$(6,336)	$—	$—
Goldman Sachs & Co.	7,958	(5,974)	—	1,984

	$14,294

Counterparty	Gross amounts of recognized liabilities(2)	Gross amounts available for offset	Collateral Pledged(3)	Net Amount
Citigroup Global Markets	$(16,364)	$6,336	$—	$(10,028)
Goldman Sachs & Co.	(5,974)	5,974	—	—

	$(22,338)

(1)	Includes unrealized appreciation on swaps and forwards, premiums paid on swap agreements and market value of purchased options.
(2)	Includes unrealized depreciation on swaps and forwards, premiums received on swap agreements and market value of written options.
(3)	Amounts shown reflect actual collateral received or pledged by the Portfolio. Such amounts are applied up to 100% of the Portfolio’s OTC derivative exposure by counterparty.

See Notes to Financial Statements.

The TARGET Portfolio Trust	109

Mortgage-Backed Securities Portfolio	Portfolio of Investments as of January 31, 2015 (Unaudited)

DESCRIPTION	INTEREST RATE		MATURITY DATE	PRINCIPAL AMOUNT (000)#	VALUE (NOTE 1)
LONG-TERM INVESTMENTS—107.2%

ASSET-BACKED SECURITIES—8.8%

Collateralized Loan Obligations—2.7%
Ares XXX CLO Ltd., Series 2014-30A, Class B, 144A	1.707	%(c)	04/20/23	315	$302,389
Carlyle Global Market Strategies Ltd., Series 2014-1A, Class A, 144A	1.777	(c)	04/17/25	250	249,802
Dryden Sr. Loan Fund, Series 2014-33A, Class A, 144A	1.727	(c)	07/15/26	425	423,865
Magnetite CLO Ltd., Series 2014-9A, Class A2, 144A	2.206	(c)	07/25/26	250	241,387

					1,217,443

Non-Residential Mortgage-Backed Securities—5.8%
American Credit Acceptance Receivables Trust, Series 2012-3, Class B, 144A	2.280		09/17/18	200	200,400
AmeriCredit Automobile Receivables Trust, Series 2012-2, Class D	3.380		04/09/18	350	359,345
Barclays Dryrock Issuance Trust, Series 2014-2, Class A	0.507	(c)	03/16/20	450	449,556
Carfinance Capital Auto Trust, Series 2013-1A, Class A, 144A	1.650		07/17/17	23	22,852
CPS Auto Receivables Trust, Series 2013-A, Class A, 144A	1.310		06/15/20	261	259,703
Credit Acceptance Auto Loan Trust, Series 2014-1A, Class B, 144A	2.290		04/15/22	290	290,373
Huntington Auto Trust, Series 2012-2, Class B	1.070		02/15/18	110	110,400
SpringCastle America Funding LLC, Series 2014-AA, Class A, 144A	2.700		05/25/23	278	278,069
Springleaf Funding Trust, Series 2014-AA, Class A, 144A	2.410		12/15/22	180	180,093
Westlake Automobile Receivables Trust, Series 2014-2A, Class C, 144A	2.240		04/15/20	325	326,454
World Omni Auto Receivables Trust, Series 2012-B, Class B	1.060		09/16/19	90	89,994

					2,567,239

Residential Mortgage-Backed Securities—0.3%
Renaissance Home Equity Loan Trust, Series 2005-2, Class AF4	4.934		08/25/35	125	125,617

TOTAL ASSET-BACKED SECURITIES (cost $3,915,663)					3,910,299

COMMERCIAL MORTGAGE-BACKED SECURITIES—1.3%
FREMF Mortgage Trust, Series 2012-K501, Class C, 144A	3.580		11/25/46	244	248,200

See Notes to Financial Statements.

110	The TARGET Portfolio Trust

DESCRIPTION	INTEREST RATE		MATURITY DATE	PRINCIPAL AMOUNT (000)#	VALUE (NOTE 1)
COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
Wachovia Bank Commercial Mortgage Trust, Series 2006-C25, Class A5	5.712	%(c)	05/15/43	300	$313,659

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (cost $584,087)					561,859

MUNICIPAL BOND—0.4%

New York
New York Utility Debt Securitization Authority, Series T, Revenue Bonds (cost $179,991)	3.435		12/15/25	180	191,268

RESIDENTIAL MORTGAGE-BACKED SECURITIES—10.6%
Adjustable Rate Mortgage Trust, Series 2005-5, Class 6A21	0.400	(c)	09/25/35	344	330,391
Bear Stearns ARM Trust, Series 2003-7, Class 6A	2.523	(c)	10/25/33	114	115,138
Citigroup Mortgage Loan Trust, Series 2006-AR1, Class 3A1	2.630	(c)	03/25/36	139	127,722
Countrywide Alternative Loan Trust, Series 2005-73CB, Class 1A7	5.500		01/25/36	85	80,154
Countrywide Alternative Loan Trust, Series 2005-85CB, Class 2A2	5.500		02/25/36	246	235,862
Countrywide Alternative Loan Trust, Series 2005-J11, Class 1A3	5.500		11/25/35	176	156,766
Countrywide Alternative Loan Trust, Series 2007-HY5R, Class 2A1A	2.518	(c)	03/25/47	68	67,078
Countrywide Home Loan Mortgage Pass-Through Trust, Series 2006-14, Class A3	6.250		09/25/36	38	36,696
Countrywide Home Loan Mortgage Pass-Through Trust, Series 2006-J2, Class 1A6	6.000		04/25/36	38	37,319
Fannie Mae Connecticut Avenue Securities, Series 2013-C01, Class M1	2.170	(c)	10/25/23	473	475,667
Federal Home Loan Mortgage Corp., Series 74, Class F	6.000		10/15/20	5	5,663
Federal Home Loan Mortgage Corp., Series 83, Class Z	9.000		10/15/20	1	886
Federal Home Loan Mortgage Corp., Series 186, Class E	6.000		08/15/21	7	7,419
Federal Home Loan Mortgage Corp., Series 1058, Class H	8.000		04/15/21	2	1,975
Federal Home Loan Mortgage Corp., Series 1116, Class I	5.500		08/15/21	2	2,022
Federal Home Loan Mortgage Corp., Series 1120, Class L	8.000		07/15/21	12	13,090
Federal Home Loan Mortgage Corp., Series 2809, Class UC	4.000		06/15/19	160	165,952
Federal Home Loan Mortgage Corp., Series 3787, Class AY	3.500		01/15/26	285	301,813
Federal Home Loan Mortgage Corp., Series 3840, Class HB	3.500		04/15/26	330	350,288
Federal Home Loan Mortgage Corp. Structured Pass-Through Securities, Series T-42, Class A5	7.500		02/25/42	109	129,006

See Notes to Financial Statements.

The TARGET Portfolio Trust	111

Mortgage-Backed Securities Portfolio (continued)	Portfolio of Investments As of January 31, 2015 (Unaudited)

DESCRIPTION	INTEREST RATE		MATURITY DATE	PRINCIPAL AMOUNT (000)#	VALUE (NOTE 1)
RESIDENTIAL MORTGAGE-BACKED SECURITIES (continued)
Federal National Mortgage Assoc., Series 56, Class 1, Interest Strip	6.000%		04/25/19	3	$2,984
Federal National Mortgage Assoc., Series 1988-19, Class J	8.500		07/25/18	3	2,821
Federal National Mortgage Assoc., Series 1990-10, Class L	8.500		02/25/20	2	1,911
Federal National Mortgage Assoc., Series 1990-108, Class G	7.000		09/25/20	3	3,739
Federal National Mortgage Assoc., Series 1991-21, Class J	7.000		03/25/21	4	4,095
Federal National Mortgage Assoc., Series 1992-113, Class Z	7.500		07/25/22	8	8,455
Federal National Mortgage Assoc., Series 1993-223, Class ZA	6.500		12/25/23	93	103,424
Federal National Mortgage Assoc., Series 2001-51, Class QN	6.000		10/25/16	24	24,967
Federal National Mortgage Assoc., Series 2003-33, Class PT	4.500		05/25/33	45	48,372
Federal National Mortgage Assoc., Series 2011-67, Class BE	3.500		07/25/26	285	301,211
Federal National Mortgage Assoc., Series G14, Class L	8.500		06/25/21	5	6,243
Federal National Mortgage Assoc., Series G92-24, Class Z	6.500		04/25/22	5	5,366
Federal National Mortgage Assoc., Series G92-59, Class D	6.000		10/25/22	27	30,669
Federal National Mortgage Assoc., Series G94-4, Class PG	8.000		05/25/24	89	102,243
First Boston Mortgage Securities Corp., Strip Coupon, Series B, Class I-O, IO	8.985		04/25/17	4	214
First Boston Mortgage Securities Corp., Strip Coupon, Series B, Class P-O, PO	1.000	(s)	04/25/17	4	3,927
Government National Mortgage Assoc., Series 2006-35, Class LO, PO	5.400	(s)	07/20/36	30	29,356
GSR Mortgage Loan Trust, Series 2007-AR2, Class 1A1	2.703	(c)	05/25/37	154	126,969
JPMorgan Mortgage Trust, Series 2007-S2, Class 2A3	5.500		06/25/37	86	84,031
JPMorgan Mortgage Trust, Series 2014-IVR3, Class 2A, 144A	3.000	(c)	09/25/44	259	261,454
Morgan Stanley Mortgage Loan Trust, Series 2007-12, Class 3A22	6.000		08/25/37	90	85,689
Springleaf Mortgage Loan Trust, Series 2012-3A, Class A, 144A	1.570	(c)	12/25/59	125	124,989
Springleaf Mortgage Loan Trust, Series 2012-3A, Class M1, 144A	2.660	(c)	12/25/59	175	174,975
Springleaf Mortgage Loan Trust, Series 2013-1A, Class M1, 144A	2.310	(c)	06/25/58	365	357,866
Washington Mutual Mortgage Pass-Through Certificates, Series 2003-AR1, Class A5	2.143	(c)	03/25/33	87	86,227

See Notes to Financial Statements.

112	The TARGET Portfolio Trust

DESCRIPTION	INTEREST RATE		MATURITY DATE	PRINCIPAL AMOUNT (000)#		VALUE (NOTE 1)
RESIDENTIAL MORTGAGE-BACKED SECURITIES (continued)
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-AR10, Class 5A2	2.612	%(c)	07/25/36	99		$95,459

TOTAL RESIDENTIAL MORTGAGE-BACKED SECURITIES (cost $4,619,003)						4,718,563

U.S. GOVERNMENT AGENCY OBLIGATIONS—86.1%
Federal Home Loan Mortgage Corp.	3.000		TBA	1,100		1,156,783
Federal Home Loan Mortgage Corp.	3.000		TBA	1,600		1,651,525
Federal Home Loan Mortgage Corp.	3.500		TBA	400		424,820
Federal Home Loan Mortgage Corp.	3.500		TBA	1,600		1,687,031
Federal Home Loan Mortgage Corp.	4.000		TBA	1,400		1,495,539
Federal Home Loan Mortgage Corp.	4.000		TBA	1,400		1,498,656
Federal Home Loan Mortgage Corp.	4.500		TBA	2,200		2,382,188
Federal Home Loan Mortgage Corp.	5.000		10/01/35	511		563,712
Federal Home Loan Mortgage Corp.	5.500		06/01/34	56		62,808
Federal Home Loan Mortgage Corp.	6.000		02/01/21	429		465,529
Federal Home Loan Mortgage Corp.	6.500		01/01/18-06/01/22	25		27,964
Federal Home Loan Mortgage Corp.	7.500		06/01/28	11		12,412
Federal Home Loan Mortgage Corp.	8.500		04/01/18	—	(r)	433
Federal Home Loan Mortgage Corp.	11.500		03/01/16	4		3,791
Federal National Mortgage Assoc.	2.290		10/01/22	5		5,046
Federal National Mortgage Assoc.	2.440		01/01/23	5		5,133
Federal National Mortgage Assoc.	2.500		TBA	1,100		1,137,933
Federal National Mortgage Assoc.	2.660		09/01/22	5		5,029
Federal National Mortgage Assoc.	2.760		05/01/21	45		47,264
Federal National Mortgage Assoc.	2.780		04/01/22	5		5,175
Federal National Mortgage Assoc.	2.980		01/01/22	5		5,052
Federal National Mortgage Assoc.	3.000		TBA	2,000		2,067,984
Federal National Mortgage Assoc.	3.200		04/01/22	5		5,200
Federal National Mortgage Assoc.	3.210		05/01/23	40		43,222
Federal National Mortgage Assoc.	3.340		04/01/24	25		27,286
Federal National Mortgage Assoc.	3.450		01/01/24	10		10,972
Federal National Mortgage Assoc.	3.470		01/01/24	10		10,840
Federal National Mortgage Assoc.	3.500		TBA	1,200		1,274,039
Federal National Mortgage Assoc.	3.500		TBA	5,600		5,916,225
Federal National Mortgage Assoc.	3.670		08/01/23	20		21,988
Federal National Mortgage Assoc.	3.700		10/01/23	5		5,571
Federal National Mortgage Assoc.	3.760		03/01/24	10		11,203
Federal National Mortgage Assoc.	3.855		12/01/25	15		17,027
Federal National Mortgage Assoc.	3.860		11/01/23	5		5,631
Federal National Mortgage Assoc.	3.870		10/01/25	20		22,409
Federal National Mortgage Assoc.	3.890		05/01/30	30		34,020
Federal National Mortgage Assoc.	3.930		10/01/23	30		33,810
Federal National Mortgage Assoc.	3.960		05/01/34	10		11,543
Federal National Mortgage Assoc.	3.970		05/01/29	10		11,547
Federal National Mortgage Assoc.	4.000		TBA	600		635,256
Federal National Mortgage Assoc.	4.060		10/01/28	20		22,587
Federal National Mortgage Assoc.	4.500		05/01/35	407		444,020
Federal National Mortgage Assoc.	4.500		TBA	2,700		2,930,238
Federal National Mortgage Assoc.	5.000		11/01/18	146		154,244
Federal National Mortgage Assoc.(k)	5.000		07/01/33	31		34,716
Federal National Mortgage Assoc.	5.000		TBA	700		773,910
Federal National Mortgage Assoc.	5.500		09/01/34-05/01/35	10		10,966
Federal National Mortgage Assoc.(k)	5.500		07/01/35	153		173,325

See Notes to Financial Statements.

The TARGET Portfolio Trust	113

Mortgage-Backed Securities Portfolio (continued)	Portfolio of Investments As of January 31, 2015 (Unaudited)

DESCRIPTION	INTEREST RATE	MATURITY DATE	PRINCIPAL AMOUNT (000)#		VALUE (NOTE 1)
U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
Federal National Mortgage Assoc.	5.500%	TBA	500		$559,180
Federal National Mortgage Assoc.	6.000	03/01/23-12/01/39	107		122,232
Federal National Mortgage Assoc.	6.500	06/01/15-08/01/17	41		42,446
Federal National Mortgage Assoc.	8.000	12/01/22	6		7,146
Government National Mortgage Assoc.	3.000	TBA	700		726,359
Government National Mortgage Assoc.	3.500	TBA	1,700		1,798,690
Government National Mortgage Assoc.	3.500	TBA	1,400		1,478,422
Government National Mortgage Assoc.	4.000	04/15/43	238		255,344
Government National Mortgage Assoc.	4.000	TBA	2,300		2,449,141
Government National Mortgage Assoc.	4.500	09/20/41	694		755,838
Government National Mortgage Assoc.	5.000	06/15/40-03/15/44	649		719,937
Government National Mortgage Assoc.	5.000	TBA	300		330,909
Government National Mortgage Assoc.	5.500	12/15/38-04/15/39	10		11,491
Government National Mortgage Assoc.	6.000	07/15/24-12/15/40	398		449,151
Government National Mortgage Assoc.	6.500	06/15/23-12/15/35	427		489,932
Government National Mortgage Assoc.	7.000	11/15/31-11/15/33	495		591,652
Government National Mortgage Assoc.	7.500	12/20/23	8		8,997
Government National Mortgage Assoc.	8.000	03/15/17-11/15/30	115		123,005
Government National Mortgage Assoc.	8.250	06/20/17-07/20/17	9		9,140
Government National Mortgage Assoc.	8.500	04/20/17	17		17,061
Government National Mortgage Assoc.	9.000	01/15/20	18		19,497
Government National Mortgage Assoc.	9.500	06/15/20	—	(r)	333

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (cost $37,757,345)					38,319,505

TOTAL LONG-TERM INVESTMENTS (cost $47,056,089)					47,701,494

			SHARES
SHORT-TERM INVESTMENT—65.2%

AFFILIATED MONEY MARKET MUTUAL FUND
Prudential Investment Portfolios 2—Prudential Core Taxable Money Market Fund (cost $29,033,004) (Note 3)(w)			29,033,004		29,033,004

TOTAL INVESTMENTS, BEFORE SECURITIES SOLD SHORT—172.4% (cost $76,089,093; Note 5)					76,734,498

			PRINCIPAL AMOUNT (000)#
SECURITIES SOLD SHORT—(11.3)%

U.S. GOVERNMENT AGENCY OBLIGATIONS
Federal Home Loan Mortgage Corp.	5.000	TBA	700		(771,684)
Federal National Mortgage Assoc.	3.000	TBA	1,000		(1,051,485)
Federal National Mortgage Assoc.	4.000	TBA	2,100		(2,248,969)
Government National Mortgage Assoc.	4.500	TBA	200		(218,328)
Government National Mortgage Assoc.	4.500	TBA	700		(759,992)

TOTAL SECURITIES SOLD SHORT (proceeds received $5,036,297)					(5,050,458)

TOTAL INVESTMENTS, NET OF SECURITIES SOLD SHORT—161.1% (cost $71,052,796; Note 5)					71,684,040
Liabilities in excess of other assets(x)—(61.1)%					(27,178,859)

NET ASSETS—100.0%					$44,505,181

See Notes to Financial Statements.

114	The TARGET Portfolio Trust

See the Glossary for abbreviations used in the Portfolio descriptions.

#	Principal amount is shown in U.S. dollars unless otherwise stated.
(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at January 31, 2015.
(k)	Represents security, or a portion thereof, segregated as collateral for futures contracts.
(r)	Less than $1,000 par.
(s)	Represents zero coupon bond or principal only securities. Rate represents yield to maturity at purchase date.
(w)	Prudential Investments LLC, the manager of the Fund, also serves as manager of the Prudential Investment Portfolios 2—Prudential Core Taxable Money Market Fund.
(x)	Includes net unrealized depreciation on the following derivative contracts held at reporting period end:

Futures contracts outstanding at January 31, 2015:

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at January 31, 2015	Unrealized Depreciation(1)
Short Positions:
9	5 Year U.S. Treasury Notes	Mar. 2015	$1,070,735	$1,092,094	$(21,359)
8	10 Year U.S. Treasury Notes	Mar. 2015	1,041,016	1,047,000	(5,984)

					$(27,343)

(1)	U.S. Government Agency Obligations, with a market value of $89,306 have been segregated with the broker Goldman Sachs & Co. to cover requirements for open futures contracts at January 31, 2015.

Various inputs are used in determining the value of the Portfolio‘s investments. These inputs are summarized in the three broad levels listed below.

Level 1—quoted prices generally in active markets for identical securities.

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of January 31, 2015 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Asset-Backed Securities
Collateralized Loan Obligations	$—	$1,217,443	$—
Non-Residential Mortgage-Backed Securities	—	2,387,146	180,093
Residential Mortgage-Backed Securities	—	125,617	—
Commercial Mortgage-Backed Securities	—	561,859	—
Municipal Bond	—	191,268	—
Residential Mortgage-Backed Securities	—	4,718,563	—
U.S. Government Agency Obligations	—	38,319,505	—
Affiliated Money Market Mutual Fund	29,033,004	—	—
Short Sales—U.S. Government Agency Obligations	—	(5,050,458)	—
Other Financial Instruments*
Futures Contracts	(27,343)	—	—

Total	$29,005,661	$42,470,943	$180,093

*	Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forwards and exchange-traded swap contracts, which are recorded at the unrealized appreciation/depreciation on the instrument, and over-the-counter swap contracts which are recorded at fair value.

See Notes to Financial Statements.

The TARGET Portfolio Trust	115

Mortgage-Backed Securities Portfolio (continued)	Portfolio of Investments As of January 31, 2015 (Unaudited)

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of January 31, 2015 was as follows:

U.S. Government Agency Obligations	86.1%
Affiliated Money Market Mutual Fund	65.2
Residential Mortgage-Backed Securities	10.9
Non-Residential Mortgage-Backed Securities	5.8
Collateralized Loan Obligations	2.7
Commercial Mortgage-Backed Securities	1.3
Municipal Bond	0.4
U.S. Government Agency Obligations	(11.3)

161.1
Liabilities in excess of other assets	(61.1)

100.0%

See Notes to Financial Statements.

116	The TARGET Portfolio Trust

Portfolio of Investments as of January 31, 2015 (Unaudited)	Portfolio Descriptions

Glossary:

The following abbreviations are used in the preceding Portfolios descriptions:

Currency

AUD—Australian Dollar

BRL—Brazilian Real

CAD—Canadian Dollar

CHF—Swiss Franc

DKK—Danish Krone

EUR—Euro

GBP—British Pound

ILS—Israeli Shekel

INR—Indian Rupee

JPY—Japanese Yen

KRW—South Korean Won

MXN—Mexican Peso

USD—United States Dollar

Exchange

AEX—Amsterdam Exchange

Chi-X—European Equity Exchange

iTraxx—International Credit Derivative Index

XLON—London Stock Exchange

Index

CDX—Credit Derivative Index

Other

144A—Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.

RegS—Regulation S. Security was purchased pursuant to Regulation Sand may not be offered, sold or delivered within the United States or to, or for the account or benefit of, U.S. persons, except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.

ABS—Asset-Backed Security

ADR—American Depositary Receipt

ARM—Adjustable Rate Mortgage

BABs—Build America Bonds

CLO—Collateralized Loan Obligation

CVA—Certificate Van Aandelen (Bearer)

Euribor—Euro Interbank Offered Rate

FHLMC—Federal Home Loan Mortgage Corporation

FREMF—Freddie Mac Mortgage Trust

IO—Interest Only

PO—Principal Only

LIBOR—London Interbank Offered Rate

MTN—Medium Term Note

REIT—Real Estate Investment Trust

REMICS—Real Estate Mortgage Investment Conduit Security

SDR—Swedish Depositary Receipt

TBA—To Be Announced

TIPS—Treasury Inflation Protected Securities

See Notes to Financial Statements.

The TARGET Portfolio Trust	117

Statement of Assets & Liabilities as of January 31, 2015 (Unaudited)

	LARGE CAPITALIZATION GROWTH PORTFOLIO	LARGE CAPITALIZATION VALUE PORTFOLIO	SMALL CAPITALIZATION GROWTH PORTFOLIO	SMALL CAPITALIZATION VALUE PORTFOLIO

ASSETS
Investments at value(C):
Unaffiliated investments(B)	$280,191,140	$281,570,832	$140,086,621	$2,051,848,337
Affiliated investments(A)	14,921,213	17,069,025	20,849,743	28,086,989
Receivable for investments sold	2,142,264	1,840,042	2,036,143	178,522,867
Receivable for Trust shares sold	607,834	670,530	244,615	2,850,159
Dividends and interest receivable	116,397	353,806	19,284	1,847,750
Receivable for foreign tax reclaim	7,555	17,499	—	—
Prepaid expenses and other assets	1,910	2,199	977	13,437
Total assets	297,988,313	301,523,933	163,237,383	2,263,169,539

LIABILITIES
Payable for investments purchased	1,863,578	1,973,089	1,229,350	177,097,201
Collateral for securities on loan	8,029,130	12,916,951	18,624,394	—
Payable for Trust shares reacquired	613,557	789,914	244,037	1,779,563
Management fee payable	148,013	149,440	73,943	1,083,048
Accrued expenses and other liabilities	66,574	68,617	49,147	229,698
Distribution fee payable	86,164	87,772	44,325	64,171
Affiliated transfer agent fee payable	46,123	46,665	23,800	99,055
Deferred trustees’ fees	2,865	2,865	2,865	2,865
Loan interest payable	—	72	255	155
Total liabilities	10,856,004	16,035,385	20,292,116	180,355,756

NET ASSETS	$287,132,309	$285,488,548	$142,945,267	$2,082,813,783

See Notes to Financial Statements.

118	The TARGET Portfolio Trust

Statement of Assets & Liabilities as of January 31, 2015 (Unaudited) (continued)

	LARGE CAPITALIZATION GROWTH PORTFOLIO	LARGE CAPITALIZATION VALUE PORTFOLIO	SMALL CAPITALIZATION GROWTH PORTFOLIO	SMALL CAPITALIZATION VALUE PORTFOLIO
Net assets were comprised of:
Shares of beneficial interest, at par	$14,857	$18,164	$8,783	$85,679
Paid-in capital in excess of par	201,529,874	239,612,545	112,373,488	1,730,795,662
	201,544,731	239,630,709	112,382,271	1,730,881,341
Undistributed net investment income (loss)	(1,661,324)	81,027	(1,792,440)	2,443,798
Accumulated net realized gain (loss)	3,538,546	(20,301,086)	2,477,441	230,071,083
Net unrealized appreciation (depreciation)	83,710,356	66,077,898	29,877,995	119,417,561
Net assets, January 31, 2015	$287,132,309	$285,488,548	$142,945,267	$2,082,813,783
(A) Identified cost of affiliated investments	$14,921,213	$17,069,025	$20,849,743	$28,086,989
(B) Identified cost of unaffiliated investments	$196,479,586	$215,492,934	$110,208,626	$1,932,430,776
(C) Including securities on loan of	$7,680,783	$12,587,483	$17,900,177	—

NET ASSET VALUE:
Class A:
Net Assets	—	—	—	$1,243,841
Shares Outstanding	—	—	—	51,087
Net asset value and redemption price per share	—	—	—	$24.35
Maximum sales charge (5.50% of offering price)	—	—	—	1.42
Maximum offering price to public	—	—	—	$25.77
Class Q:
Net Assets	—	—	—	$10,668,906
Shares Outstanding	—	—	—	438,609
Net asset value, offering price and redemption price per share	—	—	—	$24.32
Class R:
Net Assets	$201,439,594	$202,126,856	$103,425,454	$147,172,948
Shares Outstanding	10,483,410	12,871,040	6,425,078	6,090,039
Net asset value, offering price and redemption price per share	$19.22	$15.70	$16.10	$24.17
Class T:
Net Assets	$85,692,715	$83,361,692	$39,519,813	$1,923,728,088
Shares Outstanding	4,373,448	5,292,751	2,357,916	79,099,314
Net asset value, offering price and redemption price per share	$19.59	$15.75	$16.76	$24.32

See Notes to Financial Statements.

The TARGET Portfolio Trust	119

Statement of Assets & Liabilities as of January 31, 2015 (Unaudited) (continued)

	INTERNATIONAL EQUITY PORTFOLIO	TOTAL RETURN BOND PORTFOLIO	PRUDENTIAL CORE BOND FUND	MORTGAGE- BACKED SECURITIES PORTFOLIO

ASSETS
Investments at value(C):
Unaffiliated investments(B)	$487,035,769	$403,993,155	$100,012,044	$47,701,494
Repurchase agreements(E)	—	6,100,000	—	—
Affiliated investments(A)	15,028,254	1,249,681	25,219,327	29,033,004
Cash	—	61,047	—	—
Foreign currency, at value(D)	698,635	341,051	—	—
Receivable for investments sold	1,208,212	78,436,388	2,269,634	10,775,125
Unrealized appreciation on forward foreign currency exchange contracts	—	7,865,590	14,294	—
Premiums paid for swap agreements	—	43,666	—	—
Dividends and interest receivable	195,592	2,097,512	504,708	50,254
Deposit with broker	—	2,264,000	8,524	—
Receivable for Trust shares sold	594,345	696,967	146,566	65,303
Receivable for foreign tax reclaim	811,815	—	—	—
Due from broker—variation margin futures	—	378,418	3,813	—
Unrealized appreciation on over-the-counter swap agreements	—	326,197	—	—
Prepaid expenses and other assets	3,256	2,731	851	463
Total assets	505,575,878	503,856,403	128,179,761	87,625,643

LIABILITIES
Payable for investments purchased	4,785	155,425,155	11,154,544	37,945,559
Securities sold short, at value(F)	—	—	—	5,050,458
Due to broker	—	4,525,000	10,000	188
Unrealized depreciation on forward foreign currency exchange contracts	—	3,696,590	22,338	—
Collateral for securities on loan	2,103,384	—	—	—
Payable for Trust shares reacquired	556,658	688,975	123,661	30,933
Premiums received for swap agreements	—	495,478	—	—
Unrealized depreciation on over-the-counter swap agreements	—	766,413	—	—
Management fee payable	295,816	126,940	34,048	16,994
Accrued expenses and other liabilities	194,282	160,901	143,046	63,564
Distribution fee payable	113,840	115,922	—	—
Affiliated transfer agent fee payable	57,042	58,569	190	118
Payable to custodian	—	—	103,609	—
Deferred trustees’ fees	2,865	2,865	2,865	2,865
Dividends payable	—	326	1,758	322
Due to broker—variation margin swaps	—	64,764	—	—
Due to broker—variation margin futures	—	—	—	9,461
Options written(G)	—	267,099	—	—
Total liabilities	3,328,672	166,394,997	11,596,059	43,120,462

NET ASSETS	$502,247,206	$337,461,406	$116,583,702	$44,505,181

See Notes to Financial Statements.

120	The TARGET Portfolio Trust

Statement of Assets & Liabilities as of January 31, 2015 (Unaudited) (continued)

	INTERNATIONAL EQUITY PORTFOLIO	TOTAL RETURN BOND PORTFOLIO	PRUDENTIAL CORE BOND FUND	MORTGAGE- BACKED SECURITIES PORTFOLIO
Net assets were comprised of:
Shares of beneficial interest, at par	$40,078	$30,700	$11,438	$40,499
Paid-in capital in excess of par	501,127,836	328,097,602	117,190,962	45,330,540
	501,167,914	328,128,302	117,202,400	45,371,039
Undistributed net investment income (loss)	(3,426,016)	(4,192,032)	17,836	(81,963)
Accumulated net realized gain (losses)	3,019,439	4,594,792	(1,692,285)	(1,387,796)
Net unrealized appreciation (depreciation)	1,485,869	8,930,344	1,055,751	603,901
Net assets, January 31, 2015	$502,247,206	$337,461,406	$116,583,702	$44,505,181
(A) Identified cost of affiliated investments	$15,028,254	$1,249,681	$25,219,327	$29,033,004
(B) Identified cost of unaffiliated investments	$485,418,384	$393,721,579	$98,723,658	$47,056,089
(C) Including securities on loan of	$1,906,635	—	—	—
(D) Identified cost of currency	$745,904	$368,108	—	—
(E) Identified cost of repurchase agreements	—	$6,100,000	—	—
(F) Proceeds received from short sales	—	—	—	$5,036,297
(G) Premiums received from options written	—	$508,749	—	—

NET ASSET VALUE:
Class Q:
Net Assets	$175,571,991	—	—	—
Shares Outstanding	13,998,908	—	—	—
Net asset value, offering price and redemption price per share	$12.54	—	—	—
Class R:
Net Assets	$271,136,603	$278,583,446	—	—
Shares Outstanding	21,649,781	25,378,475	—	—
Net asset value, offering price and redemption price per share	$12.52	$10.98	—	—
Class T:
Net Assets	$55,538,612	$58,877,960	—	$44,505,181
Shares Outstanding	4,429,306	5,321,695	—	4,049,909
Net asset value, offering price and redemption price per share	$12.54	$11.06	—	$10.99
Class Z:
Net Assets	—	—	$116,583,702	—
Shares Outstanding	—	—	11,438,423	—
Net asset value, offering price and redemption price per share	—	—	$10.19	—

See Notes to Financial Statements.

The TARGET Portfolio Trust	121

Statement of Operations

Six Months Ended January 31, 2015 (Unaudited)

	LARGE CAPITALIZATION GROWTH PORTFOLIO	LARGE CAPITALIZATION VALUE PORTFOLIO	SMALL CAPITALIZATION GROWTH PORTFOLIO	SMALL CAPITALIZATION VALUE PORTFOLIO

NET INVESTMENT INCOME (LOSS)
Income
Unaffiliated dividend income	$1,296,913	$3,407,657	$317,933	$19,784,918
Affiliated income from securities lending, net	8,562	6,909	70,104	863,534
Affiliated dividend income	4,689	4,544	1,974	57,805
Interest income	—	—	62	200
Less: Foreign withholding taxes	(29,123)	(27,048)	(164)	(29,090)
Total income	1,281,041	3,392,062	389,909	20,677,367
Expenses
Management fee	885,607	890,854	436,997	6,184,113
Distribution fee—Class A	—	—	—	486
Distribution fee—Class R	767,569	778,067	389,630	567,397
Transfer agent’s fees and expenses(a)	151,000	159,000	85,000	578,000
Custodian’s fees and expenses	49,000	45,000	35,000	167,000
Reports to shareholders	31,000	34,000	31,000	208,000
Registration fees	14,000	15,000	18,000	34,000
Audit fees	13,000	13,000	13,000	17,000
Trustees’ fees	11,000	9,000	7,000	28,000
Legal fees	10,000	9,000	9,000	14,000
Insurance fees	2,000	2,000	1,000	12,000
Interest expense	—	151	509	155
Miscellaneous	6,118	7,231	5,483	18,383
Total expenses	1,940,294	1,962,303	1,031,619	7,828,534
Less: Distribution fee waiver—Class A	—	—	—	(80)
Less: Distribution fee waiver—Class R	(255,856)	(259,356)	(129,877)	(189,132)
Net expenses	1,684,438	1,702,947	901,742	7,639,322
Net investment income (loss)	(403,397)	1,689,115	(511,833)	13,038,045

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCIES
Net realized gain (loss) on:
Investment transactions	7,789,612	11,952,428	5,281,256	247,396,788
Futures transactions	—	—	—	35,507
Foreign currency transactions	(654)	—	—	—
Total net realized gain (loss)	7,788,958	11,952,428	5,281,256	247,432,295
Net change in unrealized appreciation (depreciation) on:
Investments	2,718,730	(6,191,971)	4,571,790	(242,362,983)
Futures	—	—	—	230,465
Foreign currencies	(1,021)	—	—	—
Net change in unrealized appreciation (depreciation)	2,717,709	(6,191,971)	4,571,790	(242,132,518)
Net gain (loss)	10,506,667	5,760,457	9,853,046	5,299,777
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$10,103,270	$7,449,572	$9,341,213	$18,337,822
(a) Including affiliated expense of	$133,500	$135,000	$68,000	$285,900

See Notes to Financial Statements.

122	The TARGET Portfolio Trust

Statement of Operations

Six Months Ended January 31, 2015 (Unaudited) (continued)

	INTERNATIONAL EQUITY PORTFOLIO	TOTAL RETURN BOND PORTFOLIO	PRUDENTIAL CORE BOND FUND	MORTGAGE- BACKED SECURITIES PORTFOLIO

NET INVESTMENT INCOME (LOSS)
Income
Unaffiliated dividend income	$4,563,937	$—	$—	$—
Interest income	—	4,105,100	1,539,486	269,568
Affiliated dividend income	13,359	798	443	22,626
Affiliated income from securities lending, net	14,302	—	—	—
Less: Foreign withholding taxes	(294,518)	—	—	—
Total income	4,297,080	4,105,898	1,539,929	292,194
Expenses
Management fee	1,715,344	880,400	270,025	100,913
Distribution fee—Class R	968,580	983,237	—	—
Transfer agent’s fees and expenses(a)	186,000	220,000	43,000	11,000
Custodian’s fees and expenses	150,000	88,000	65,000	36,000
Reports to shareholders	139,000	43,000	20,000	12,000
Audit fees	17,000	30,000	31,000	17,000
Registration fees	19,000	17,000	11,000	9,000
Trustees’ fees	12,000	11,000	8,000	7,000
Legal fees	10,000	10,000	8,000	8,000
Insurance fees	3,000	2,000	1,000	—
Miscellaneous	24,946	9,408	4,887	6,537
Total expenses	3,244,870	2,294,045	461,912	207,450
Less: Management fee waiver	—	—	(7,100)	—
Less: Distribution fee waiver—Class R	(322,860)	(327,746)	—	—
Net expenses	2,922,010	1,966,299	454,812	—
Net investment income (loss)	1,375,070	2,139,599	1,085,117	84,744

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCIES
Net realized gain (loss) on:
Investment transactions	24,874,355	3,022,713	2,501,360	1,137,236
Futures transactions	—	7,792,258	218,429	166,499
Options written transactions	—	1,087,424	(30,939)	—
Swap agreements transactions	—	(1,012,089)	(790,848)	—
Foreign currency transactions	1,876,688	187,779	166,833	—
Short sale transactions	—	—	—	(172,070)
Total net realized gain (loss)	26,751,043	11,078,085	2,064,835	1,131,665
Net change in unrealized appreciation (depreciation) on:
Investments	(59,908,935)	4,779,490	(226,884)	228,612
Futures	—	2,263,556	191,854	(23,098)
Swaps	—	(8,402,156)	(786,185)	—
Foreign currencies	(685,195)	2,795,504	(121,350)	—
Options written	—	186,247	(19,411)	—
Short sales	—	—	(3,180)	(16,316)
Net change in unrealized appreciation (depreciation)	(60,594,130)	1,622,641	(965,156)	189,198
Net gain (loss)	(33,843,087)	12,700,726	1,099,679	1,320,863
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(32,468,017)	$14,840,325	$2,184,796	$1,405,607
(a) Including affiliated expense of	$168,300	$169,500	$600	$349

See Notes to Financial Statements.

The TARGET Portfolio Trust	123

Statement of Changes in Net Assets (Unaudited)

	LARGE CAPITALIZATION GROWTH PORTFOLIO
	Six Months Ended January 31, 2015	Nine Months Ended July 31, 2014	Year Ended October 31, 2013

INCREASE (DECREASE) IN NET ASSETS
Operations
Net investment loss	$(403,397)	$(653,621)	$(67,415)
Net realized gain on investment and foreign currency transactions	7,788,958	10,374,219	35,938,734
Net change in unrealized appreciation (depreciation) on investments	2,717,709	8,827,453	27,630,749
Net increase in net assets resulting from operations	10,103,270	18,548,051	63,502,068
Dividends and Distributions (Note 1)
Dividends from net investment income
Class R	—	—	(274,592)
Class T	—	—	(555,589)
Total dividends from net investment income	—	—	(830,181)
Distributions from net realized gains
Class R	(8,533,410)	(9,234,450)	—
Class T	(3,612,317)	(4,631,311)	—
Total distributions from net realized gains	(12,145,727)	(13,865,761)	—
Trust share transactions (Note 6)
Net proceeds from shares sold	27,820,632	42,012,208	51,433,823
Net asset value of shares issued in reinvestment of dividends and distributions	12,017,383	13,707,145	809,020
Cost of shares reacquired	(37,568,717)	(41,885,200)	(56,810,294)
Net increase (decrease) in net assets from Trust share transactions	2,269,298	13,834,153	(4,567,451)
Total increase	226,841	18,516,443	58,104,436

NET ASSETS:
Beginning of period	286,905,468	268,389,025	210,284,589
Endof period	$287,132,309	$286,905,468	$268,389,025

See Notes to Financial Statements.

124	The TARGET Portfolio Trust

Statement of Changes in Net Assets (Unaudited) (continued)

	LARGE CAPITALIZATION VALUE PORTFOLIO
	Six Months Ended January 31, 2015	Nine Months Ended July 31, 2014	Year Ended October 31, 2013

INCREASE (DECREASE) IN NET ASSETS
Operations
Net investment income	$1,689,115	$4,178,237	$3,415,311
Net realized gain on investment and foreign currency transactions	11,952,428	20,691,600	14,672,477
Net change in unrealized appreciation (depreciation) on investments	(6,191,971)	5,182,497	44,093,729
Net increase in net assets resulting from operations	7,449,572	30,052,334	62,181,517
Dividends and Distributions (Note 1)
Dividends from net investment income
Class R	(3,187,129)	(1,990,700)	(2,007,775)
Class T	(1,763,203)	(1,392,070)	(1,552,574)
Total dividends from net investment income	(4,950,332)	(3,382,770)	(3,560,349)
Trust share transactions (Note 6)
Net proceeds from shares sold	29,637,164	41,168,660	49,811,199
Net asset value of shares issued in reinvestment of dividends and distributions	4,891,322	3,341,125	3,507,985
Cost of shares reacquired	(38,909,960)	(48,448,223)	(61,015,500)
Net increase (decrease) in net assets from Trust share transactions	(4,381,474)	(3,938,438)	(7,696,316)
Total increase (decrease)	(1,882,234)	22,731,126	50,924,852

NET ASSETS:
Beginning of period	287,370,782	264,639,656	213,714,804
End of period(a)	$285,488,548	$287,370,782	$264,639,656
(a) Includes undistributed net investment income of:	—	$3,342,244	$2,546,777

See Notes to Financial Statements.

The TARGET Portfolio Trust	125

Statement of Changes in Net Assets (Unaudited) (continued)

	SMALL CAPITALIZATION GROWTH PORTFOLIO
	Six Months Ended January 31, 2015	Nine Months Ended July 31, 2014	Year Ended October 31, 2013

INCREASE (DECREASE) IN NET ASSETS
Operations
Net investment loss	$(511,833)	$(668,420)	$(194,102)
Net realized gain on investment and foreign currency transactions	5,281,256	14,578,3631	8,909,751
Net change in unrealized appreciation (depreciation) on investments	4,571,790	(16,552,662)	24,945,841
Net increase in net assets resulting from operations	9,341,213	(2,642,751)	33,661,490
Dividends and Distributions (Note 1)
Distributions from net realized gains
Class R	(164,825)	—	—
Class T	(61,404)	—	—
Total distributions from net realized gains	(226,229)	—	—
Trust share transactions (Note 6)
Net proceeds from shares sold	17,871,377	28,105,679	30,464,379
Net asset value of shares issued in reinvestment of dividends and distributions	225,237	—	—
Cost of shares reacquired	(20,837,212)	(19,568,988)	(33,289,863)
Net increase (decrease) in net assets from Trust share transactions	(2,740,598)	8,536,691	(2,825,484)
Total increase	6,374,386	5,893,940	30,836,006

NET ASSETS:
Beginning of period	136,570,881	130,676,941	99,840,935
End of period	$142,945,267	$136,570,881	$130,676,941

See Notes to Financial Statements.

126	The TARGET Portfolio Trust

Statement of Changes in Net Assets (Unaudited) (continued)

	SMALL CAPITALIZATION VALUE PORTFOLIO
	Six Months Ended January 31, 2015	Nine Months Ended July 31, 2014	Year Ended October 31, 2013

INCREASE (DECREASE) IN NET ASSETS
Operations
Net investment income	$13,038,045	$14,581,360	$18,548,643
Net realized gain on investment and foreign currency transactions	247,432,295	183,845,928	126,968,598
Net change in unrealized appreciation (depreciation) on investments	(242,132,518)	(114,619,981)	285,000,897
Net increase in net assets resulting from operations	18,337,822	83,807,307	430,518,138
Dividends and Distributions (Note 1)
Dividends from net investment income
Class A	(3,754)	—	—
Class Q	(111,495)	—	—
Class R	(794,380)	(672,379)	(776,701)
Class T	(19,226,093)	(16,894,291)	(15,186,130)
Total dividends from net investment income	(20,135,722)	(17,566,670)	(15,962,831)
Distributions from net realized gains
Class A	(50,028)	—	—
Class Q	(1,006,344)	—	—
Class R	(14,252,366)	(8,544,731)	(2,403,994)
Class T	(176,742,821)	(116,938,940)	(30,592,305)
Total distributions from net realized gains	(192,051,559)	(125,483,671)	(32,996,299)
Trust share transactions (Note 6)
Net proceeds from shares sold	398,724,220	389,878,196	421,010,529
Net asset value of shares issued in reinvestment of dividends and distributions	192,979,382	128,409,001	44,238,738
Cost of shares reacquired	(240,178,285)	(275,731,567)	(268,940,864)
Net increase in net assets from Trust share transactions	351,525,317	242,555,630	196,308,403
Total increase	157,675,858	183,312,596	577,867,411

NET ASSETS:
Beginning of period	1,925,137,925	1,741,825,329	1,163,957,918
End of period(a)	$2,082,813,783	$1,925,137,925	$1,741,825,329
(a) Includes undistributed net investment income of:	$2,443,798	$9,541,475	$12,526,785

See Notes to Financial Statements.

The TARGET Portfolio Trust	127

Statement of Changes in Net Assets (Unaudited) (continued)

	INTERNATIONAL EQUITY PORTFOLIO
	Six Months Ended January 31, 2015	Nine Months Ended July 31, 2014	Year Ended October 31, 2013

INCREASE (DECREASE) IN NET ASSETS
Operations
Net investment income	$1,375,070	$7,750,595	$6,984,177
Net realized gain on investment and foreign currency transactions	26,751,043	8,291,004	12,174,474
Net change in unrealized appreciation (depreciation) on investments	(60,594,130)	(6,894,405)	60,817,098
Net increase in net assets resulting from operations	(32,468,017)	9,147,194	79,975,749
Dividends and Distributions (Note 1)
Dividends from net investment income
Class Q	(4,507,741)	(2,853,716)	(3,065,660)
Class R	(5,243,745)	(2,935,682)	(3,008,506)
Class T	(1,510,544)	(1,203,254)	(1,535,049)
Total dividends from net investment income	(11,262,030)	(6,992,652)	(7,609,215)
Distributions from net realized gains
Class Q	(758,360)	—	—
Class R	(1,154,406)	—	—
Class T	(265,245)	—	—
Total distributions from net realized gains	(2,178,011)	—	—
Trust share transactions (Note 6)
Net proceeds from shares sold	91,002,000	92,099,433	102,407,412
Net asset value of shares issued in reinvestment of dividends and distributions	13,425,919	6,979,844	7,582,919
Cost of shares reacquired	(40,764,358)	(49,641,561)	(84,338,457)
Net increase in net assets from Trust share transactions	63,663,561	49,437,716	25,651,874
Total increase	17,755,503	51,592,258	98,018,408

NET ASSETS:
Beginning of period	484,491,703	432,899,445	334,881,037
End of period(a)	$502,247,206	$484,491,703	$432,899,445
(a) Includes undistributed net investment income of:	—	$6,460,994	$5,703,001

See Notes to Financial Statements.

128	The TARGET Portfolio Trust

Statement of Changes in Net Assets (Unaudited) (continued)

	TOTAL RETURN BOND PORTFOLIO
	Six Months Ended January 31, 2015	Nine Months Ended July 31, 2014	Year Ended October 31, 2013

INCREASE (DECREASE) IN NET ASSETS
Operations
Net investment income	$2,139,599	$3,404,131	$6,109,632
Net realized gain on investment and foreign currency transactions	11,078,085	5,947,692	(3,687,956)
Net change in unrealized appreciation (depreciation) on investments	1,622,641	(2,643,996)	(10,791,655)
Net increase (decrease) in net assets resulting from operations	14,840,325	6,707,827	(8,369,979)
Dividends and Distributions (Note 1)
Dividends from net investment income
Class R	(4,255,662)	(2,215,785)	(2,944,697)
Class T	(1,649,979)	(2,293,025)	(5,049,096)
Total dividends from net investment income	(5,905,641)	(4,508,810)	(7,993,793)
Distributions from net realized gains
Class R	(6,322,541)	—	(3,476,286)
Class T	(1,404,912)	—	(4,965,544)
Total distributions from net realized gains	(7,727,453)	—	(8,441,830)
Trust share transactions (Note 6)
Net proceeds from shares sold	54,550,963	85,223,262	143,822,780
Net asset value of shares issued in reinvestment of dividends and distributions	13,598,042	4,491,087	16,349,663
Cost of shares reacquired	(146,489,889)	(91,015,660)	(170,098,165)
Net decrease in net assets from Trust share transactions	(78,340,884)	(1,301,311)	(9,925,722)
Total increase (decrease)	(77,133,653)	897,706	(34,731,324)

NET ASSETS:
Beginning of period	414,595,059	413,697,353	448,428,677
End of period	$337,461,406	$414,595,059	$413,697,353
(a) Includes undistributed net investment income of:	—	—	$678,689

See Notes to Financial Statements.

The TARGET Portfolio Trust	129

Statement of Changes in Net Assets (Unaudited) (continued)

	PRUDENTIAL CORE BOND FUND
	Six Months Ended January 31, 2015	Nine Months Ended July 31, 2014	Year Ended October 31, 2013

INCREASE (DECREASE) IN NET ASSETS
Operations
Net investment income	$1,085,117	$2,110,469	$3,486,045
Net realized gain (loss) on investment and foreign currency transactions	2,064,835	(2,536,795)	938,021
Net change in unrealized appreciation (depreciation) on investments	(965,156)	1,667,318	(6,553,715)
Net increase (decrease) in net assets resulting from operations	2,184,796	1,240,992	(2,129,649)
Dividends and Distributions (Note 1)
Dividends from net investment income
Class Z	(1,483,395)	(2,614,268)	(3,200,021)
Distributions from net realized gains
Class Z	—	(795,042)	(2,612,982)
Trust share transactions (Note 6)
Net proceeds from shares sold	10,592,054	22,544,679	25,377,628
Net asset value of shares issued in reinvestment of dividends and distributions	1,459,266	3,325,977	5,608,463
Cost of shares reacquired	(20,226,948)	(31,625,509)	(60,255,240)
Net decrease in net assets from Trust share transactions	(8,175,628)	(5,754,853)	(29,269,149)
Total decrease	(7,474,227)	(7,923,171)	(37,211,801)

NET ASSETS:
Beginning of period	124,057,929	131,981,100	169,192,901
End of period	$116,583,702	$124,057,929	$131,981,100
(a) Includes undistributed net investment income of:	$17,836	$416,114	$919,913

See Notes to Financial Statements.

130	The TARGET Portfolio Trust

Statement of Changes in Net Assets (Unaudited) (continued)

	MORTGAGE-BACKED SECURITIES PORTFOLIO
	Six Months Ended January 31, 2015	Nine Months Ended July 31, 2014	Year Ended October 31, 2013

INCREASE (DECREASE) IN NET ASSETS
Operations
Net investment income	$84,744	$208,735	$602,983
Net realized gain on investment and foreign currency transactions	1,131,665	1,358,669	(394,828)
Net change in unrealized appreciation (depreciation) on investments	189,198	(495,387)	(667,249)
Net increase (decrease) in net assets resulting from operations	1,405,607	1,072,017	(459,094)
Dividends and Distributions (Note 1)
Dividends from net investment income
Class T	(191,923)	(276,494)	(917,467)
Trust share transactions (Note 6)
Net proceeds from shares sold	4,952,306	7,279,189	11,870,969
Net asset value of shares issued in reinvestment of dividends and distributions	188,510	270,077	885,344
Cost of shares reacquired	(5,728,284)	(6,683,545)	(12,767,380)
Net increase (decrease) in net assets from Trust share transactions	(587,468)	865,721	(11,067)
Total increase (decrease)	626,216	1,661,244	(1,387,628)

NET ASSETS:
Beginning of period	43,878,965	42,217,721	43,605,349
End of period	$44,505,181	$43,878,965	$42,217,721
(a) Includes undistributed net investment income of:	—	$25,216	$92,975

See Notes to Financial Statements.

The TARGET Portfolio Trust	131

Notes to Financial Statements

The TARGET Portfolio Trust (the “Trust”) is an open-end management investment company. The Trust was established as a Delaware business trust on July 29, 1992 and consists of eight separate portfolios (the “Portfolio” or “Portfolios”). All the Portfolios are diversified, as defined under the Investment Company Act of 1940, as amended (“1940 Act”). Investment operations commenced on January 5, 1993.

The Trust’s fiscal year has changed from an annual reporting period that ends October 31 to one that ends July 31. This change should have no impact on the way the Trust is managed. Shareholders will receive future annual and semi-annual reports on the new fiscal year-end schedule.

The Portfolios and their investment objectives are as follows:

•	Large Capitalization Growth Portfolio (“Large Capitalization Growth”)—long-term capital appreciation.

•	Large Capitalization Value Portfolio (“Large Capitalization Value”)—total return consisting of capital appreciation and dividend income.

•	Small Capitalization Growth Portfolio (“Small Capitalization Growth”)—maximum capital appreciation.

•	Small Capitalization Value Portfolio (“Small Capitalization Value”)—above average capital appreciation.

•	International Equity Portfolio (“International Equity”)—capital appreciation.

•	Total Return Bond Portfolio (“Total Return Bond”)—total return consisting of current income and capital appreciation.

•	Prudential Core Bond Fund (formerly Intermediate-Term Bond Portfolio) (“Core Bond”)—current income and reasonable stability of principal.

•	Mortgage-Backed Securities Portfolio (“Mortgage-Backed Securities”)—high current income primarily and capital appreciation secondarily, each to the extent consistent with the protection of capital.

Note 1. Accounting Policies

The Trust and the Portfolios follow investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 Financial Services-Investment Companies. The following accounting policies conform to U.S. generally accepted accounting principles. The Trust and the Portfolios consistently follow such policies in the preparation of their financial statements.

Security Valuation: The Portfolios hold securities and other assets that are fair valued at the close of each day the New York Stock Exchange (“NYSE”) is open for trading. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Board of Trustees (the “Board”) has adopted Valuation Procedures for security valuation under which fair valuation responsibilities have been delegated to Prudential Investments LLC (“PI” or “Manager”). Under the current Valuation Procedures, the established Valuation Committee is

132	The TARGET Portfolio Trust

responsible for supervising the valuation of portfolio securities and other assets. The Valuation Procedures permit the Portfolios to utilize independent pricing vendor services, quotations from market makers, and alternative valuation methods when market quotations are either not readily available or not deemed representative of fair value. A record of the Valuation Committee’s actions is subject to the Board’s review, approval, and ratification at its next regularly-scheduled quarterly meeting.

Various inputs determine how the Portfolios’ investments are valued, all of which are categorized according to the three broad levels (Level 1, 2, or 3) detailed in the tables following each Portfolio of Investments.

Common and preferred stocks, exchange-traded funds, and derivative instruments such as futures or options that are traded on a national securities exchange are valued at the last sale price as of the close of trading on the applicable exchange where the security principally trades. Securities traded via NASDAQ are valued at the NASDAQ official closing price. To the extent these securities are valued at the last sale price or NASDAQ official closing price, they are classified as Level 1 in the fair value hierarchy.

In the event that no sale or official closing price on valuation date exists, these securities are generally valued at the mean between the last reported bid and asked prices, or at the last bid price in the absence of an asked price. These securities are classified as Level 2 in the fair value hierarchy, as the inputs are observable.

Common and preferred stocks traded on foreign securities exchanges are valued using pricing vendor services that provide model prices derived using adjustment factors based on information such as local closing price, relevant general and sector indices, currency fluctuations, depositary receipts, and futures, as applicable. Securities valued using such model prices are classified as Level 2 in the fair value hierarchy, as the adjustment factors are observable. Such securities are valued using model prices to the extent that the valuation meets the established confidence level for each security. If the confidence level is not met or the vendor does not provide a model price, securities are valued in accordance with exchange-traded common and preferred stocks discussed above.

Investments in open-end, non-exchange-traded mutual funds are valued at their net asset values as of the close of the NYSE on the date of valuation. These securities are classified as Level 1 in the fair value hierarchy since they may be purchased or sold at their net asset values on the date of valuation.

Fixed income securities traded in the over-the-counter market are generally valued at prices provided by approved independent pricing vendors. The pricing vendors provide these prices after evaluating observable inputs including, but not limited to yield curves, yield spreads, credit ratings, deal terms, tranche level attributes, default rates, cash flows, prepayment speeds, broker/dealer quotations, and reported trades. Securities valued using such vendor prices are classified as Level 2 in the fair value hierarchy.

Over-the-counter derivative instruments are generally valued using pricing vendor services, which derive the valuation based on inputs such as underlying asset prices, indices, spreads, interest rates, and exchange rates. These instruments are categorized as Level 2 in the fair value hierarchy.

Centrally cleared swaps listed or traded on a multilateral or trade facility platform, such as a registered exchange, are valued at the daily settlement price determined by the respective exchange. These securities are classified as Level 2 in the fair value hierarchy, as the daily settlement price is not public.

Securities and other assets that cannot be priced according to the methods described above are valued based on pricing methodologies approved by the Board. In the event that unobservable inputs are used when determining such valuations, the securities will be classified as Level 3 in the fair value hierarchy.

The TARGET Portfolio Trust	133

When determining the fair value of securities, some of the factors influencing the valuation include: the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of the issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the investment adviser regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other mutual funds to calculate their net asset values.

Repurchase Agreements: In connection with transactions in repurchase agreements with United States financial institutions, it is the Trust’s policy that its custodian or designated sub custodians under tri-party repurchase agreements, as the case may be, take possession of the underlying collateral securities, the value of which exceeds the principal amount of the repurchase transaction, including accrued interest. The value of the collateral is marked-to-market on a daily basis to ensure the adequacy of the collateral. If the seller defaults, and the value of the collateral declines or, if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Trust may be delayed or limited.

Financial Futures Contracts: A financial futures contract is an agreement to purchase (long) or sell (short) an agreed amount of securities at a set price for delivery on a future date. Upon entering into a financial futures contract, the Portfolio is required to pledge to the broker an amount of cash and/or other assets equal to a certain percentage of the contract amount. This amount is known as the “initial margin.” Sub- sequent payments, known as “variation margin,” are made or received by the Portfolio each day, depending on the daily fluctuations in the value of the underlying security. Such variation margin is recorded for financial statement purposes on a daily basis as an unrealized gain or loss. When the contract expires or is closed, the gain or loss is realized and is presented in the Statements of Operations as a net realized gain or loss on financial futures contracts.

Certain Portfolios invested in financial futures contracts in order to hedge their existing portfolio securities, or securities the Portfolio intends to purchase, against fluctuations in value caused by changes in prevailing interest rates, value of equities or foreign currency exchange rates. The Portfolio may not achieve the anticipated benefits of the financial futures contracts and may realize a loss. Certain Portfolios entered into equity index futures contracts to gain market exposure. The use of futures transactions involves the risk of imperfect correlation in movements in the price of futures contracts, interest rates and the underlying hedged assets. With exchange-traded futures contracts, there is minimal counterparty credit risk to the Portfolios since the exchanges’ clearing house acts as counterparty to all exchange-traded futures and guarantees the futures contracts against default.

Foreign Currency Translation: The books and records of the Portfolios are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars on the following basis:

(i) market value of investment securities, other assets and liabilities—at the current daily rates of exchange;

(ii) purchases and sales of investment securities, income and expenses—at the rates of exchange prevailing on the respective dates of such transactions.

The Portfolios do not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of long-term securities held at period end. Similarly, the Portfolios do not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of long-term portfolio securities sold during the period. Accordingly, realized foreign currency gains or losses are included in the reported net realized gains or losses on investment transactions.

134	The TARGET Portfolio Trust

Net realized gains or losses on foreign currency transactions represent net foreign exchange gains or losses from holdings of foreign currencies and forward currency contracts, disposition of foreign currencies, currency gains or losses realized between the trade date and settlement date on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Portfolios’ books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains or losses from valuing foreign currency denominated assets and liabilities (other than investments) at period-end exchange rates are reflected as a component of net unrealized appreciation (depreciation) on foreign currencies.

Concentration of Risk: The ability of issuers of debt securities (other than those issued or guaranteed by the U.S. Government) held by the Portfolios to meet their obligations may be affected by the economic or political developments in a specific industry, region or country. Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of domestic origin as a result of, among other factors, the possibility of political and economic instability or the level of governmental supervision and regulation of foreign securities markets.

Forward Foreign Currency Contracts: A forward foreign currency contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated forward rate. Certain Portfolios entered into forward foreign currency contracts in order to hedge their exposure to changes in foreign currency exchange rates on their foreign portfolio holdings or on specific receivables and payables denominated in a foreign currency and to gain exposure to certain currencies. The contracts are valued daily at current forward exchange rates and any unrealized gain or loss is included in net unrealized appreciation or depreciation on foreign currency transactions. Gains or losses are realized on the settlement date of the contract equal to the difference between the settlement value of the original and negotiated forward contracts. This gain or loss, if any, is included in net realized gain or loss on foreign currency transactions. Risks may arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts. Forward currency contracts involve risks from currency exchange rate and credit risk in excess of the amounts reflected on the Statement of Assets and Liabilities. The Portfolio’s maximum risk of loss from counterparty credit risk is the net value of the cash flows to be received from the counterparty at the end of the contract’s life.

Options: Certain Portfolios purchased and wrote options in order to hedge against adverse market movements or fluctuations in value caused by changes in prevailing interest rates or foreign currency exchange rates, with respect to securities which the Portfolio currently owns or intends to purchase. The Portfolio’s principal reason for writing options is to realize, through receipt of premiums, a greater current return than would be realized on the underlying security alone. When the Portfolio purchases an option, it pays a premium and an amount equal to that premium is recorded as an asset. When the Portfolio writes an option, it receives a premium and an amount equal to that premium is recorded as a liability. The asset or liability is adjusted daily to reflect the current market value of the option. If an option expires unexercised, the Portfolio realizes a gain or loss to the extent of the premium received or paid. If an option is exercised, the premium received or paid is recorded as an adjustment to the proceeds from the sale or the cost of the purchase in determining whether the Portfolio has realized a gain or loss. The difference between the premium and the amount received or paid at the closing of a purchase or sale transaction is also treated as a realized gain or loss. Gain or loss on purchased options is included in net realized gain or loss on investment transactions. Gain or loss on written options is presented separately as net realized gain or loss on options written. The Portfolio, as writer of an option, may have no control over whether the underlying securities may be sold (called) or purchased (put). As a result, the Portfolio bears the market risk of an unfavorable change in the price of the security underlying the written option. The Portfolio, as purchaser of an over-the-counter option, bears the risk of the potential inability of the counterparties to meet the terms of their contracts.

The TARGET Portfolio Trust	135

With exchange-traded options contracts, there is minimal counterparty credit risk to the Portfolio since the exchanges’ clearinghouse acts as counterparty to all exchange-traded options and guarantees the options contracts against default.

Short Sales: Certain Portfolios may engage in short sales of securities as a method of hedging potential price declines in similar securities owned. The Portfolio may sell a security it does not own in anticipation of a decline in the market value of that security (short sale). When the Portfolio makes a short sale, it will borrow the security sold short and deliver it to the broker-dealer through which it made the short sale as collateral for its obligation to deliver the security upon conclusion of the sale. The Portfolio may have to pay a fee to borrow the particular security and may be obligated to return any interest or dividends received on such borrowed securities. A gain, limited to the price at which the Portfolio sold the security short, or a loss, unlimited as to dollar amount, will be recognized upon the termination of a short sale if the market price at termination is less than or greater than the proceeds originally received, respectively, and is presented in the Statement of Operations as net realized gain or loss on short sales. The Portfolio maintains a segregated account of securities or other liquid assets, the dollar value of which is at least equal to its obligation with respect to short sales.

Swap Agreements: Certain Portfolios may enter into credit default, interest rate, total return and other forms of swap agreements. A swap agreement is an agreement to exchange the return generated by one instrument for the return generated by another instrument. Swap agreements are negotiated in the over-the-counter market and may be executed either directly with a counterparty (“OTC-traded”) or through a central clearing facility, such as a registered commodities exchange (“Exchange-traded”). Swap agreements are valued daily at current market value and any change in value is included in the net unrealized appreciation or depreciation on investments. Upon entering into an exchange-traded swap, the Portfolio pledges with the clearing broker an initial margin and thereafter, pays or receives an amount, known as “variation margin”, based on daily changes in valuation of the swap contract. Payments received or paid by the Portfolio are recorded as realized gains or losses upon termination or maturity of the swap. Risk of loss may exceed amounts recognized on the Statements of Assets and Liabilities. Swap agreements outstanding at period end, if any, are listed on the Portfolio of Investments.

Interest Rate Swaps: Interest rate swaps represent agreements between counterparties to exchange cash flows based on the difference between two interest rates, applied to a notional principal amount for a specified period. Certain Portfolios are subject to interest rate risk exposure in the normal course of pursuing their investment objectives. Certain Portfolios used interest rate swaps to generate steady cash flow by receiving a stream of fixed rate payments and to increase exposure to prevailing market rates by receiving floating rate payments. A Portfolio’s maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from the counterparty over the contract’s remaining life.

Credit Default Swaps: Credit default swaps (“CDS”) involve one party (the protection buyer) making a stream of payments to another party (the protection seller) in exchange for the right to receive a specified payment in the event of a default or as a result of a default (collectively a “credit event”) for the referenced entity, typically corporate issues or sovereign issues of an emerging country, on its obligation; or in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising a credit index.

Certain Portfolios are subject to credit risk in the normal course of pursuing their investment objectives. Certain Portfolios may enter into credit default swaps to provide a measure of protection against defaults or to take an active long or short position with respect to the likelihood of a particular issuer’s default or the reference entity’s credit soundness. CDS contracts generally trade based on a spread which represents the cost a protection buyer has to pay the protection seller. The protection buyer is said to be short the credit as

136	The TARGET Portfolio Trust

the value of the contract rises the more the credit deteriorates. The value of the CDS contract increases for the protection buyer if the spread increases. A Portfolio’s maximum risk of loss from counterparty credit risk for purchased credit default swaps is the inability of the counterparty to honor the contract up to the notional value due to a credit event.

As a seller of protection on credit default swap agreements, a Portfolio will generally receive from the buyer of protection an agreed upon payment throughout the term of the swap provided that there is no credit event. As the seller, a Portfolio would effectively increase investment risk to its portfolio because, in addition to its total net assets, a Portfolio may be subject to investment exposure on the notional amount of the swap.

The maximum amount of the payment that a Portfolio as a seller of protection could be required to make under a credit default swap agreement would be equal to notional amount of the underlying security or index contract as a result of a credit event. These potential amount will be partially offset by any recovery values of the respective referenced obligations, or net amounts received from the settlement of buy protection credit default swap agreements entered into by the Portfolio for the same referenced entity or index. As a buyer of protection, the Portfolio generally receives an amount up to the notional value of the swap if a credit event occurs.

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues or sovereign issues of an emerging country as of period end are disclosed in the footnotes to the Portfolios of Investments and serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to enter into the agreement. For credit default swap agreements on asset-backed securities and credit indices, the quoted market prices and resulting values serve as the indicator of the current status of the payment and/or performance risk. Wider credit spreads and increasing market value in absolute terms, when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Master Netting Arrangements: Certain Portfolios are subject to various Master Agreements, or netting arrangements, with select counterparties. These are agreements which a sub-adviser may have negotiated and entered into on behalf of the Portfolio. For multi-sleeve Portfolios, different sub-advisers who manage their respective sleeve, may enter into such agreements with the same counterparty and are disclosed separately for each sleeve when presenting information about offsetting and related netting arrangements for over-the-counter (“OTC”) derivatives under the FASB Accounting Standards Update (“ASU”) 2013-01 disclosure. A master netting arrangement between a Portfolio and the counterparty permits a Portfolio to offset amounts payable by a Portfolio to the same counterparty against amounts to be received; and by the receipt of collateral from the counterparty by a Portfolio to cover a Portfolio’s exposure to the counterparty. However, there is no assurance that such mitigating factors are easily enforceable. The right to set-off exists when all the conditions are met such that each of the parties owes the other determinable amounts, the reporting party has the right to set-off the amount owed with the amount owed by the other party, the reporting party intends to set-off and the right of set-off is enforceable by law. During the reporting period, there were no instances where the right of set-off existed and management has not elected to offset.

Certain Portfolios are party to ISDA (International Swaps and Derivatives Association, Inc.) Master Agreements with certain counterparties that govern over-the-counter derivative and foreign exchange contracts entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties’ general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master

The TARGET Portfolio Trust	137

Agreements, collateral posted to a Portfolio is held in a segregated account by a Portfolio’s custodian and with respect to those amounts which can be sold or re-pledged, is presented in the Portfolio of Investments. Collateral pledged by a Portfolio is segregated by a Portfolio’s custodian and identified in the Portfolio of Investments. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by a Portfolio and the applicable counterparty. Collateral requirements are determined based on a Portfolio’s net position with each counterparty. Termination events applicable to a Portfolio may occur upon a decline in a Portfolio’s net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty’s long-term and short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of a Portfolio’s counterparties to elect early termination could impact a Portfolio’s future derivative activity.

In addition to each instrument’s primary underlying risk exposure (e.g. interest rate, credit, equity or foreign exchange, etc.), swap agreements involve, to varying degrees, elements of credit, market and documentation risk. Such risks involve the possibility that no liquid market for these agreements will exist, the counterparty to the agreement may default on its obligation to perform or disagree on the contractual terms of the agreement, and changes in net interest rates will be unfavorable. In connection with these agreements, securities in the portfolio may be identified or received as collateral from the counterparty in accordance with the terms of the respective swap agreements to provide or receive assets of value and to serve as recourse in the event of default or bankruptcy/insolvency of either party. Such over-the-counter derivative agreements include conditions which, when materialized, give the counterparty the right to cause an early termination of the transactions under those agreements. Any election by the counterparty for early termination of the contract(s) may impact the amounts reported on financial statements.

As of January 31, 2015, the Portfolios have not met conditions under such agreements which give the counterparty the right to call for an early termination.

Forward currency contracts, written options, short sales, swaps and financial futures contracts involve elements of both market and credit risk in excess of the amounts reflected on the Statement of Assets and Liabilities. Such risks may be mitigated by engaging in master netting arrangements.

Warrants and Rights: Certain Portfolios hold warrants and rights acquired either through a direct purchase, included as part of a private placement, or pursuant to corporate actions. Warrants and rights entitle the holder to buy a proportionate amount of common stock at a specific price and time through the expiration dates. Such warrants and rights are held as long positions by the Portfolio until exercised, sold or expired. Warrants and rights are valued at fair value in accordance with the Board of Trustees’ approved fair valuation procedures.

The Portfolios invested in various derivative instruments during the reporting period. The primary types of risk associated with these derivative instruments are credit risk, equity risk, foreign exchange risk and interest rate risk. The effect of such derivative instruments on each Portfolio’s financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations is presented in the summary below.

138	The TARGET Portfolio Trust

Fair values of derivative instruments as of January 31, 2015 as presented in the Statement of Assets and Liabilities:

	Asset Derivatives			Liability Derivatives
Derivatives not accounted for as hedging instruments, carried at fair value	Balance Sheet Location	Fair Value		Balance Sheet Location	Fair Value
Small Capitalization Growth
Equity contracts	Unaffiliated investments	$785		—	$—

International Equity
Equity contracts	Unaffiliated investments	$11,492		—	$—

Total Return Bond
Interest rate contracts	Due from/to broker-variation margin futures	$2,706,019	*	Due from/to broker-variation margin futures	$338,478	*
Interest rate contracts	Due from/to broker-variation margin swaps	858,358	*	Due from/to broker-variation margin swaps	8,552,444	*
Interest rate contracts	—	—		Premiums received for swap agreements	3,194
Interest rate contracts	—	—		Unrealized depreciation on over-the-counter swaps	2,456
Interest rate contracts	Unaffiliated investments	16,759		Options written	89,492
Foreign exchange contracts	Unrealized appreciation on forward foreign currency exchange contracts	7,865,590		Unrealized depreciation on forward foreign currency exchange contracts	3,696,590
Foreign exchange contracts	—	—		Options written	177,607
Credit contracts	Due from/to broker-variation margin swaps	41,277	*	—	—
Credit contracts	Premiums paid for swap agreements	43,666		Premiums received for swap agreements	492,284
Credit contracts	Unrealized appreciation on over-the-counter swaps	326,197		Unrealized depreciation on over-the-counter swaps	763,957

Total		$11,857,866			$14,116,502

Core Bond
Interest rate contracts	Due from/to broker-variation margin futures	$155,376	*	Due from/to broker-variation margin futures	$177,484	*
Foreign exchange contracts	Unrealized appreciation on forward foreign currency exchange contracts	14,294		Unrealized depreciation on forward foreign currency exchange contracts	22,338

Total		$169,670			$199,822

Mortgage-Backed Securities
Interest rate contracts	—	$—		Due from/to broker-variation margin futures	$27,343	*

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*	Includes cumulative appreciation/depreciation as reported in schedule of open futures and exchange-trade swap contracts. Only unsettled variation margin receivable (payable) is reported within the Statement of Assets and Liabilities.

The effects of derivative instruments on the Statement of Operations for the six months ended January 31, 2015 are as follows:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income

Derivatives not accounted for as hedging instruments, carried at fair value	Rights(1)	Warrants(1)	Options Purchased(1)	Futures	Options Written	Swaps	Forward Currency Contracts(2)	Total
Small Capitalization Value
Equity contracts	$—	$—	$—	$35,507	$—	$—	$—	$35,507

International Equity
Foreign exchange contracts	$—	$—	$—	$—	$—	$—	$1,138,613	$1,138,613
Equity contracts	12,487	—	—	—	—	—	—	12,487

Total	$12,487	$—	$—	$—	$—	$—	$1,138,613	$1,151,100

Total Return Bond
Interest rate contracts	$—	$—	$—	$7,792,258	$817,187	$(1,848,611)	$—	$6,760,834
Foreign exchange contracts	—	—	—	—	257,834	—	6,994,975	7,252,809
Credit contracts	—	—	—	—	12,403	836,522	—	848,925

Total	$—	$—	$—	$7,792,258	$1,087,424	$(1,012,089)	$6,994,975	$14,862,568

Core Bond
Interest rate contracts	$—	$—	$(12,728)	$218,429	$50,705	$(1,066,562)	$—	$(810,156)
Foreign exchange contracts	—	—	—	—	(84,849)		1,946,827	1,861,978
Credit contracts	—	—	—	—	3,205	275,714	—	278,919

Total	$—	$—	$(12,728)	$218,429	$(30,939)	$(790,848)	$1,946,827	$1,330,741

Mortgage-Backed Securities
Interest rate contracts	$—	$—	$—	$166,499	$—	$—	$—	$166,499

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income

Derivatives not accounted for as hedging instruments, carried at fair value	Rights(3)	Warrants(3)	Options Purchased(3)	Futures	Options Written	Swaps	Forward Currency Contracts(4)	Total
Small Capitalization Growth
Equity contracts	$—	$(5,703)	$—	$—	$—	$—	$—	$(5,703)

Small Capitalization Value
Equity contracts	$—	$—	$—	$230,465	$—	$—	$—	$230,465

140	The TARGET Portfolio Trust

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income

Derivatives not accounted for as hedging instruments, carried at fair value	Rights(3)	Warrants(3)	Options Purchased(3)	Futures	Options Written	Swaps	Forward Currency Contracts(4)	Total
International Equity
Equity contracts	$(42)	$—	$—	$—	$—	—	$—	$(42)
Foreign exchange contracts	—	—	—	—	—	—	(598,106)	(598,106)

Total	$(42)	$—	$—	$—	$—	$—	$(598,106)	$(598,148)

Total Return Bond
Interest rate contracts	$—	$—	$(11,408)	$2,263,556	$134,133	$(7,507,759)	$—	$(5,121,478)
Foreign exchange contracts	—	—	—	—	52,114	—	2,811,201	2,863,315
Credit contracts	—	—	—	—	—	(894,397)	—	(894,397)

Total	$—	$—	$(11,408)	$2,263,556	$186,247	$(8,402,156)	$2,811,201	$(3,152,560)

Core Bond
Interest rate contracts	$—	$—	$14,108	$191,854	$(19,411)	$(502,529)	$—	$(315,978)
Foreign exchange contracts	—	—	—	—	—	—	(119,869)	(119,869)
Credit contracts	—	—	—	—	—	(283,656)	—	(283,656)

Total	$—	$—	$14,108	$191,854	$(19,411)	$(786,185)	$(119,869)	$(719,503)

Mortgage-Backed Securities
Interest rate contracts	$—	$—	$—	$(23,098)	$—	$—	$—	$(23,098)

(1)	Included in net realized gain (loss) on investment transactions in the Statement of Operations.
(2)	Included in net realized gain (loss) on foreign currency transactions in the Statement of Operations.
(3)	Included in net change in unrealized appreciation (depreciation) on investments in the Statement of Operations.
(4)	Included in net change in unrealized appreciation (depreciation) on foreign currencies in the Statement of Operations.

For the six months ended January 31, 2015, the average volume of derivative activities are as follows:

Portfolio	Options Purchased(1)	Futures Contracts - Long Positions(2)	Futures Contracts - Short Positions(2)	Forward foreign currency exchange purchase contracts(3)	Forward foreign currency exchange sale contracts(4)
Small Capitalization Value	$—	$3,689,287	$—	$—	$—
Total Return Bond	9,389	271,454,759	36,242,750	89,706,127	180,443,081
Core Bond	10,939	20,968,659	39,182,492	5,290,544	12,912,265
Mortgage-Backed Securities	—	2,129,475	1,555,667	—	—

Portfolio	Options Written(5)	Interest rate swap agreements(5)	Credit default swap agreements - Buy Protection(5)	Credit default swap agreements - Sell Protection(5)
Small Capitalization Value	$—	$—	$—	$—
Total Return Bond	89,027,383	150,096,117	6,079,696	42,168,838
Core Bond	126,235,000	60,507,300	356,802	4,615,474
Mortgage-Backed Securities	—	—	—	—

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(1)	Cost.
(2)	Value at Trade Date.
(3)	Value at Settlement Date Payable.
(4)	Value at Settlement Date Receivable.
(5)	Notional Amount.

Securities Lending: The Portfolio may lend its portfolio securities to banks and broker-dealers. The loans are secured by collateral at least equal to the market value of the securities loaned. Collateral pledged by each borrower is invested in a highly liquid short-term money market fund and is marked to market daily, based on the previous day’s market value, such that the value of the collateral exceeds the value of the loaned securities. Loans are subject to termination at the option of the borrower or the Portfolio. Upon termination of the loan, the borrower will return to the lender securities identical to the loaned securities. Should the borrower of the securities fail financially, the Portfolio has the right to repurchase the securities using the collateral in the open market. The Portfolio recognizes income, net of any rebate and securities lending agent fees, for lending its securities, and any interest on the investment of any cash received as collateral. The Portfolio also continues to receive interest and dividends or amounts equivalent thereto on the securities loaned and recognizes any unrealized gain or loss in the market price of the securities loaned that may occur during the term of the loan.

When-Issued/Delayed Delivery Securities: Certain Portfolios may purchase or sell securities on a when-issued or delayed delivery basis. These transactions involve a commitment by the Portfolio to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. When delayed delivery purchases are outstanding, the Portfolio will set aside and maintain until the settlement date in a segregated account, liquid assets in an amount sufficient to meet the purchase price. When purchasing a security on a delayed delivery basis, the Portfolio assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations, and takes such fluctuations into account when determining its net asset value. The Portfolio may dispose of or renegotiate a delayed delivery transaction after it is entered into, and may sell when-issued securities before they are delivered, which may result in a capital gain or loss. When the Portfolio has sold a security on a delayed delivery basis, the Portfolio does not participate in future gains and losses with respect to the security.

Securities Transactions and Net Investment Income: Securities transactions are recorded on the trade date. Realized gains and losses from investment and currency transactions are calculated on the identified cost basis. Dividend income is recorded on the ex-dividend date. Interest income, including amortization of premium and accretion of discount of debt securities, as required, is recorded on the accrual basis. Expenses are recorded on an accrual basis, which may require the use of certain estimates by management, that may differ from actual. The Trust’s expenses are allocated to the respective Portfolios on the basis of relative net assets except for expenses that are charged directly at the Portfolio or class level.

Net investment income or loss (other than distribution fees which are charged directly to the respective class and transfer agency fees specific to Class Q shares which are charged to that share class), and unrealized and realized gains or losses are allocated daily to each class of shares based upon the relative proportion of adjusted net assets of each class at the beginning of the day.

Certain Portfolios invest in real estate investment trusts (“REITs”), which report information on the source of their distributions annually. Based on current and historical information, a portion of distributions received from REITs during the period is estimated to be dividend income, capital gain or return of capital and recorded accordingly. These estimates are adjusted when the actual source of distributions is disclosed by the REITs.

142	The TARGET Portfolio Trust

Dividends and Distributions: The Total Return Bond Portfolio, Intermediate-Term Bond Portfolio, and Mortgage-Backed Securities Portfolio declare dividends of their net investment income daily and pay such dividends monthly. All other Portfolios declare and pay a dividend from net investment income, if any, at least annually. Each Portfolio declares and pays its net realized capital gains, if any, at least annually. Dividends and distributions to shareholders, which are determined in accordance with federal income tax regulations and which may differ from generally accepted accounting principles, are recorded on ex-dividend date. Permanent book/ tax differences relating to income and gains are reclassified amongst undistributed net investment income, accumulated net realized gain or loss and paid-in capital, in excess of par, as appropriate.

Taxes: For federal income tax purposes, each Portfolio in the Trust is treated as a separate tax-paying entity. It is each Portfolio’s policy to continue to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable net investment income and capital gains, if any, to its shareholders. Therefore, no federal income tax provision is required.

The Portfolios have a tax year end of October 31st.

Withholding taxes on foreign interest and dividends are recorded net of reclaimable amounts, at the time the related income is earned.

Estimates: The preparation of the financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

Note 2. Agreements

The Trust’s manager is Prudential Investments LLC (“PI”). PI manages the investment operations of the Trust, administers the Trust’s affairs and is responsible for the selection, subject to review and approval of the Trustees, of the sub-advisers. PI supervises the sub-advisers’ performance of advisory services and makes recommendations to the Trustees as to whether the sub-advisers’ contracts should be renewed, modified or terminated. PI pays for the costs pursuant to the advisory agreements, the cost of compensation of officers of the Trust, occupancy and certain clerical and accounting costs of the Trust. The Trust bears all other costs and expenses.

The sub-advisers noted below each furnished investment advisory services in connection with the management of the Portfolios. Each of the sub-advisers of the equity Portfolios—Large Capitalization Growth Portfolio, Large Capitalization Value Portfolio, Small Capitalization Growth Portfolio, Small Capitalization Value Portfolio and International Equity Portfolio—manages a portion of the assets of the respective Portfolios. In general, in order to maintain a division of assets between the advisers as deemed appropriate by PI, all daily cash inflows (i.e., subscriptions and reinvested distributions) and outflows (i.e., redemptions and expense items) are divided between the sub-advisers, as PI deems appropriate. In order to maintain an approximate allocation between the sub-advisers in the ratio deemed appropriate by PI, a periodic rebalancing of each sub-adviser’s share of Portfolio assets may occur to account for market fluctuations.

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At January 31, 2015, the sub-advisers that provide subadvisory services are:

Portfolio	Adviser
Large Capitalization Growth	Brown Advisory, LLC and Massachusetts Financial Services Company (MFS)
Large Capitalization Value	NFJ Investment Group LLC, Hotchkis and Wiley Capital Management, LLC and Epoch Investment Partners, Inc.
Small Capitalization Growth	Eagle Asset Management and Emerald Mutual Fund Advisers Trust
Small Capitalization Value

NFJ Investment Group LLC, EARNEST Partners, LLC, Lee Munder Capital Group LLC, J.P. Morgan Investment Management, Inc., Sterling Capital Management LLC and Quantitative Management Associates LLC (“QMA”)*

International Equity	LSV Asset Management and Lazard Asset Management LLC**
Total Return Bond and Core Bond	Prudential Investment Management, Inc. (“PIM”)***
Mortgage-Backed Securities	Wellington Management Company, LLP

*	Replaced Vaughan Nelson Investment Management, L.P. effective January 15, 2015.
**	Replaced Thornburg Investment Management, Inc. effective October 28, 2014.
***	Replaced Pacific Investment Management Company LLC effective January 22, 2015.

The management fee payable to PI is computed daily and paid monthly, at an annual rate of the average daily net assets of the Portfolios specified below and PI, in turn, pays each sub-adviser a fee for its services.

Portfolio	Contracted Management Fee	Effective Management Fee
Large Capitalization Growth	0.60%	0.60%
Large Capitalization Value	0.60%	0.60%
Small Capitalization Growth	0.60%	0.60%
Small Capitalization Value	0.60%*	0.60%
International Equity	0.70%	0.70%
Total Return Bond	0.45%	0.45%
Core Bond	0.45%**	0.44%
Mortgage-Backed Securities	0.45%	0.45%

*	Effective January 15, 2015, the management fee rate is 0.60% of the average daily net assets up to $2 billion and 0.575% of the average daily net assets in excess of $2 billion.
**	Effective January 22, 2015, the management fee rate is 0.35% of the average daily net assets and the manager has contractually agreed through February 29, 2016 to limit the net annual operating expenses (exclusive of distribution and service (12b-1) fees, taxes (such as deferred tax expenses), interest, underlying funds, brokerage, extraordinary and certain other expenses) of each class of shares of the Portfolio to .45% of the Fund’s average daily net assets.

The Trust has a distribution agreement with Prudential Investment Management Services LLC (“PIMS”) which acts as the distributor of the Class Q, Class R and Class T shares of the Trust. The Trust compensates PIMS for distributing and servicing the Trust’s Class R shares, pursuant to the plan of distribution (the “Class R Plan”), regardless of expenses actually incurred by PIMS. The distribution fee is accrued daily and payable monthly. No distribution or service fees are paid to PIMS as distributor of the Class Q and Class T shares of the Trust.

Pursuant to the Class A Plan for Small Capitalization Value, the Trust compensates PIMS for distribution related activities at an annual rate of up to 0.30% of the average daily net assets of the Class A shares. For the six months ended January 31, 2015, PIMS has contractually agreed to limit such fees to 0.25% of the average daily net assets of the Class A shares through November 30, 2015.

144	The TARGET Portfolio Trust

Pursuant to the Class R Plan, the Trust compensates PIMS for distribution related activities at an annual rate of up to 0.75% of the average daily net assets of the Class R shares. For the six months ended January 31, 2015, PIMS has contractually agreed to limit such fees to 0.50% of the average daily net assets of the Class R shares through November 30, 2015.

PIMS has advised the Trust that it received $1,435 in front-end sales charges resulting from sales of Small Capitalization Value Class A shares during the six months ended January 31, 2015. From these fees, PIMS paid such sales charges to broker-dealers, which in turn paid commissions to salespersons and incurred other distributions costs.

PI PIM, PIMS and QMA are indirect, wholly-owned subsidiaries of Prudential Financial, Inc. (“Prudential”).

Note 3. Other Transactions with Affiliates

Prudential Mutual Fund Services LLC (“PMFS”), an affiliate of PI and an indirect, wholly-owned subsidiary of Prudential, serves as the Trust’s transfer agent. Transfer agent fees and expenses in the Statement of Operations also include certain out-of-pocket expenses paid to non-affiliates where applicable.

PIM is the Trust’s securities lending agent. Earnings from securities lending are disclosed on the Statement of Operations as “Affiliated income from securities lending, net.” For the six months ended January 31, 2015, PIM was compensated for the securities lending as follows:

Portfolio	PIM
Large Capitalization Growth	$2,571
Large Capitalization Value	2,110
Small Capitalization Growth	20,996
Small Capitalization Value	257,167
International Equity	4,255

Certain Portfolios invest in the Prudential Core Taxable Money Market Fund (the “Core Fund”), a portfolio of the Prudential Investment Portfolios 2, registered under the 1940 Act, and managed by PI. Earnings from the Core Fund are disclosed on the Statement of Operations as “Affiliated dividend income.”

Note 4. Portfolio Securities

Purchases and sales of portfolio securities, excluding short-term investments and U.S. Government securities, for the six months ended January 31, 2015, were as follows:

Portfolio	Purchases	Sales
Large Capitalization Growth	$47,846,716	$58,384,407
Large Capitalization Value	36,957,587	47,496,800
Small Capitalization Growth	44,895,665	48,286,148
Small Capitalization Value	1,785,481,064	1,615,708,682
International Equity	329,577,528	269,762,661
Total Return Bond	467,081,739	527,643,836
Core Bond	14,033,391	38,708,140
Mortgage-Backed Securities	287,828,196	292,312,756

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Transactions in options written during the six months ended January 31, 2015, were as follows:

Core Bond	Notional Amount (000)	Premiums Received
Options outstanding at July 31, 2014	184,000	$19,871
Written options	567,900	74,246
Expired options	(218,600)	(16,501)
Closed options	(533,300)	(77,616)

Options outstanding at January 31, 2015	—	$—

Total Return Bond	Notional Amount (000)	Premiums Received
Options outstanding at July 31, 2014	30,400	$201,671
Written options	595,800	1,429,386
Expired options	(497,500)	(775,009)
Closed options	(71,400)	(347,299)

Options outstanding at January 31, 2015	57,300	$508,749

Note 5. Tax Information

The United States federal income tax basis of the Portfolios’ investments and the net unrealized appreciation/ depreciation as of January 31, 2015 were as follows:

	Tax Basis	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation/ Depreciation
Large Capitalization Growth	$213,697,399	$83,800,716	$(2,385,762)	$81,414,954
Large Capitalization Value	237,135,727	68,759,138	(7,255,008)	61,504,130
Small Capitalization Growth	131,651,247	35,357,434	(6,072,317)	29,285,117
Small Capitalization Value	1,967,561,650	155,943,495	(43,569,819)	112,373,676
International Equity	501,501,197	47,066,549	(46,503,723)	562,826
Total Return Bond	401,567,773	13,072,557	(3,297,494)	9,775,063
Core Bond	125,229,304	1,201,903	(1,199,836)	2,067
Mortgage-Backed Securities	76,089,093	785,404	(139,999)	645,405

The differences between book basis and tax basis were primarily attributable to deferred losses on wash sales and other book to tax differences.

The Portfolios have a tax year end of October 31st.

For the tax year ended October 31, 2014, the tax character of dividends paid were as follows:

	Ordinary Income	Long-Term Capital Gains	Total Dividends and Distributions
Large Capitalization Growth	$—	$13,865,761	$13,865,761
Large Capitalization Value	3,382,770	—	3,382,770
Small Capitalization Value	47,513,986	95,536,357	143,050,343
International Equity	6,992,652	—	6,992,652
Total Return Bond	5,780,059	—	5,780,059
Core Bond	3,296,276	792,783	4,089,059
Mortgage-Backed Securities	334,328	—	334,328

146	The TARGET Portfolio Trust

For the tax year ended October 31, 2013, the tax character of dividends paid as reflected in the Statement of Changes in Net Assets were as follows:

	Ordinary Income	Long-Term Capital Gains	Total Dividends and Distributions
Large Capitalization Growth	$830,181	$—	$830,181
Large Capitalization Value	3,560,349	—	3,560,349
Small Capitalization Value	15,955,447	33,003,683	48,959,130
International Equity	7,609,215	—	7,609,215
Total Return Bond	16,435,623	—	16,435,623
Core Bond	5,813,003	—	5,813,003
Mortgage-Backed Securities	917,467	—	917,467

As of the latest tax year ended October 31, 2014, the Portfolios had the following amounts of accumulated undistributed earnings on a tax basis:

	Undistributed Ordinary Income	Undistributed Long-Term Capital Gains
Large Capitalization Growth	$2,309,745	$9,821,363
Large Capitalization Value	4,137,958	—
Small Capitalization Growth	—	220,912
Small Capitalization Value	24,304,707	181,680,298
International Equity	11,464,397	1,055,336
Total Return Bond	7,374,630	4,740,968
Core Bond	544,420	—
Mortgage-Backed Securities	115,336	—

Under the Regulated Investment Company Modernization Act of 2010 (the “Act”), the Portfolios are permitted to carryforward capital losses realized on or after November 1, 2011 (“post-enactment losses”) for an unlimited period. Post-enactment losses are required to be utilized before the utilization of losses incurred prior to the effective date of the Act. As a result of this ordering rule, capital loss carryforwards related to tax years ended before October 31, 2012 (“pre-enactment losses”) may have an increased likelihood to expire unused. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law. The following Portfolios utilized capital loss carryforwards to offset net taxable gains realized in the tax year ended October 31, 2014 of approximately:

Large Capitalization Value	$24,301,000
Small Capitalization Growth	16,815,000
International Equity	28,934,000
Total Return Bond	2,695,000
Mortgage-Backed Securities	1,822,000

No capital gains distributions are expected to be paid to shareholders until net gains have been realized in excess of such losses.

The TARGET Portfolio Trust	147

As of October 31, 2014, the pre and post-enactment losses were approximately:

Post-Enactment Losses:
Core Bond	$1,399,000
Pre-Enactment Losses:

	Expiring October 31,
	2015	2016	2017	2018	2019	Total
Large Capitalization Value	$—	$—	$22,831,000	$221,000	$—	$23,052,000
Mortgage-Backed Securities	576,000	531,000	959,000	—	—	2,066,000

The Small Capitalization Growth Portfolio elected to treat certain late-year ordinary income losses of approximately $823,000 as having been incurred in the following tax year (October 31, 2015).

Management has analyzed the Portfolios’ tax positions taken on federal income tax returns for all open tax years and has concluded that no provision for income tax is required in the Portfolios’ financial statements for the current reporting period. The Portfolios’ federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

Note 6. Capital

The Trust has authorized an unlimited number of shares of beneficial interest at $.001 par value per share. Transactions in shares of beneficial interest were as follows:

	Class R		Class T
	Shares	Amount	Shares	Amount
Large Capitalization Growth
Six Months Ended January 31, 2015:
Sold	1,287,364	$25,467,836	116,921	$2,352,796
Reinvested	430,111	8,533,410	172,303	3,483,973
Redeemed	(1,411,037)	(27,872,119)	(483,868)	(9,696,598)

Net Increase (Decrease)	306,438	$6,129,127	(194,644)	$(3,859,829)

Nine Months Ended July 31, 2014:
Sold	2,006,247	$38,474,347	183,185	$3,537,861
Reinvested	500,784	9,234,450	239,310	4,472,695
Redeemed	(1,553,564)	(29,767,160)	(623,393)	(12,118,040)

Net Increase (Decrease)	953,467	$17,941,637	(200,898)	$(4,107,484)

Year Ended October 31, 2013:
Sold	2,704,253	$44,964,560	382,770	$6,469,263
Reinvested	18,401	274,592	35,371	534,428
Redeemed	(2,263,017)	(38,103,116)	(1,125,910)	(18,707,178)

Net Increase (Decrease)	459,637	$7,136,036	(707,769)	$(11,703,487)

Large Capitalization Value
Six Months Ended January 31, 2015:
Sold	1,723,836	$27,637,920	124,824	$1,999,244
Reinvested	195,649	3,187,129	104,360	1,704,193
Redeemed	(1,814,408)	(29,224,405)	(601,862)	(9,685,555)

Net Increase (Decrease)	105,077	$1,600,644	(372,678)	$(5,982,118)

148	The TARGET Portfolio Trust

	Class R		Class T
	Shares	Amount	Shares	Amount
Nine Months Ended July 31, 2014:
Sold	2,563,959	$38,384,401	188,755	$2,784,259
Reinvested	137,860	1,990,700	93,326	1,350,425
Redeemed	(2,342,647)	(35,285,786)	(876,391)	(13,162,437)

Net Increase (Decrease)	359,172	$5,089,315	(594,310)	$(9,027,753)

Year Ended October 31, 2013:
Sold	3,508,690	$43,966,355	466,834	$5,844,844
Reinvested	182,029	2,007,775	135,889	1,500,210
Redeemed	(3,252,888)	(40,693,776)	(1,649,737)	(20,321,724)

Net Increase (Decrease)	437,831	$5,280,354	(1,047,014)	$(12,976,670)

Small Capitalization Growth
Six Months Ended January 31, 2015:
Sold	1,069,331	$16,936,874	56,509	$934,503
Reinvested	10,206	164,825	3,596	60,412
Redeemed	(980,722)	(15,864,813)	(299,074)	(4,972,399)

Net Increase (Decrease)	98,815	$1,236,886	(238,969)	$(3,977,484)

Nine Months Ended July 31, 2014:
Sold	1,586,487	$25,143,311	180,333	$2,962,368
Reinvested	—	—	—	—
Redeemed	(857,638)	(13,604,792)	(362,048)	(5,964,196)

Net Increase (Decrease)	728,849	$11,538,519	(181,715)	$(3,001,828)

Year Ended October 31, 2013:
Sold	1,853,306	$25,101,360	390,056	$5,363,019
Reinvested	—	—	—	—
Redeemed	(1,683,289)	(23,198,872)	(730,252)	(10,090,991)

Net Increase (Decrease)	170,017	$1,902,488	(340,196)	$(4,727,972)

	Class A*		Class Q**		Class R		Class T
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Small Capitalization Value
Six Months Ended January 31, 2015:
Sold	50,026	$1,311,857	409,265	$11,349,132	892,278	$23,660,940	13,781,247	$362,402,291
Reinvested	2,110	53,782	43,906	1,117,839	594,498	15,046,746	6,945,423	176,761,015
Redeemed	(1,519)	(39,321)	(14,562)	(379,232)	(815,858)	(21,499,646)	(8,285,007)	(218,260,086)

Net Increase (Decrease)	50,617	$1,326,318	438,609	$12,087,739	670,918	$17,208,040	12,441,663	$320,903,220

Nine Months Ended July 31, 2014:
Sold	471	$12,400	—	$—	1,662,898	$44,575,334	12,761,686	$345,290,462
Reinvested	—	—	—	—	356,699	9,217,111	4,591,367	119,191,890
Redeemed	—	—	—	—	(932,848)	(25,049,614)	(9,251,729)	(250,681,953)

Net Increase (Decrease)	471	$12,400	—	$—	1,086,749	$28,742,831	8,101,324	$213,800,399

The TARGET Portfolio Trust	149

	Class R		Class T
	Shares	Amount	Shares	Amount
Year Ended October 31, 2013:
Sold	1,560,059	$37,559,057	16,009,439	$383,451,472
Reinvested	152,585	3,180,695	1,961,190	41,058,043
Redeemed	(1,362,581)	(32,425,818)	(9,886,028)	(236,515,046)

Net Increase (Decrease)	350,063	$8,313,934	8,084,601	$187,994,469

* Commencement of operations was February 14, 2014. ** Commencement of operations was September 25, 2014.

	Class Q		Class R		Class T
	Shares	Amount	Shares	Amount	Shares	Amount

International Equity
Six Months Ended January 31, 2015:
Sold	1,834,175	$23,801,891	5,022,572	$65,340,497	141,624	$1,859,612
Reinvested	410,772	5,266,101	499,465	6,398,152	137,415	1,761,666
Redeemed	(409,555)	(5,302,268)	(2,196,460)	(28,614,095)	(530,307)	(6,847,995)

Net Increase (Decrease)	1,835,392	$23,765,724	3,325,577	$43,124,554	(251,268)	$(3,226,717)

Nine Months Ended July 31, 2014:
Sold	1,392,011	$19,186,040	5,060,946	$69,540,605	245,365	$3,372,788
Reinvested	215,537	2,853,716	221,896	2,935,682	89,913	1,190,446
Redeemed	(302,593)	(4,168,378)	(2,683,311)	(37,025,127)	(613,177)	(8,448,056)

Net Increase (Decrease)	1,304,955	$17,871,378	2,599,531	$35,451,160	(277,899)	$(3,884,822)

Year Ended October 31, 2013:
Sold	1,344,682	$16,686,727	6,394,524	$79,080,586	540,350	$6,640,099
Reinvested	263,373	3,065,660	258,463	3,008,506	129,618	1,508,753
Redeemed	(1,308,008)	(16,441,113)	(4,031,434)	(50,251,263)	(1,447,300)	(17,646,081)

Net Increase (Decrease)	300,047	$3,311,274	2,621,553	$31,837,829	(777,332)	$(9,497,229)

	Class R		Class T
	Shares	Amount	Shares	Amount
Total Return Bond
Six Months Ended January 31, 2015:
Sold	4,235,146	$46,733,067	702,515	$7,817,896
Reinvested	976,179	10,578,204	275,308	3,019,838
Redeemed	(2,704,208)	(29,806,277)	(10,451,586)	(116,683,612)

Net Increase (Decrease)	2,507,117	$27,504,994	(9,473,763)	$(105,845,878)

Nine Months Ended July 31, 2014:
Sold	5,902,908	$64,395,668	1,897,396	$20,827,594
Reinvested	203,409	2,215,784	207,128	2,275,303
Redeemed	(3,362,521)	(36,703,521)	(4,945,713)	(54,312,139)

Net Increase (Decrease)	2,743,796	$29,907,931	(2,841,189)	$(31,209,242)

Year Ended October 31, 2013:
Sold	8,477,418	$93,840,129	4,437,394	$49,982,651
Reinvested	572,923	6,420,983	879,544	9,928,680
Redeemed	(4,674,691)	(51,655,857)	(10,705,223)	(118,442,308)

Net Increase (Decrease)	4,375,650	$48,605,255	(5,388,285)	$(58,530,977)

150	The TARGET Portfolio Trust

	Class Z
	Shares	Amount
Core Bond
Six Months Ended January 31, 2015:
Sold	1,048,319	$10,592,054
Reinvested	144,684	1,459,266
Redeemed	(2,002,818)	(20,226,948)

Net Increase (Decrease)	(809,815)	$(8,175,628)

Nine Months Ended July 31, 2014:
Sold	2,219,687	$22,544,679
Reinvested	328,410	3,325,977
Redeemed	(3,113,343)	(31,625,509)

Net Increase (Decrease)	(565,246)	$(5,754,853)

Year Ended October 31, 2013:
Sold	2,423,486	$25,377,628
Reinvested	530,434	5,608,463
Redeemed	(5,738,289)	(60,255,240)

Net Increase (Decrease)	(2,784,369)	$(29,269,149)

	Class T
	Shares	Amount
Mortgage-Backed Securities
Six Months Ended January 31, 2015:
Sold	456,876	$4,952,306
Reinvested	17,355	188,510
Redeemed	(527,615)	(5,728,284)

Net Increase (Decrease)	(53,384)	$(587,468)

Nine Months Ended July 31, 2014:
Sold	690,515	$7,279,189
Reinvested	25,703	270,077
Redeemed	(634,522)	(6,683,545)

Net Increase (Decrease)	81,696	$865,721

Year Ended October 31, 2013:
Sold	1,119,386	$11,870,969
Reinvested	83,488	885,344
Redeemed	(1,208,287)	(12,767,380)

Net Increase (Decrease)	(5,413)	$(11,067)

Note 7. Borrowings

The Trust, along with other affiliated registered investment companies (the “Funds”), is a party to a Syndicated Credit Agreement (“SCA”) with a group of banks. The purpose of the SCA is to provide an alternative source of temporary funding for capital share redemptions. The SCA provides for a commitment of $900 million for the period October 9, 2014 through October 8, 2015. The Funds pay an annualized commitment fee of .075% of the unused portion of the SCA. Prior to October 9, 2014, the Funds had another SCA that provided a commitment of $900 million and the Funds paid an annualized commitment fee of .08% of the unused portion of the SCA. Interest on any borrowings under the SCA is paid at contracted market rates. The commitment fee for the unused amount is accrued daily and paid quarterly.

The TARGET Portfolio Trust	151

The following Portfolios utilized the line of credit during the six months ended January 31, 2015. The average balance outstanding is for the number of days that each Portfolio had an outstanding balance.

Portfolio	Average Advances Outstanding During the Period	Average Interest Rate	Number of Days Advances Outstanding During the Period	Maximum Balance, Outstanding	Outstanding Borrowings at January 31, 2015
Large Capitalization Value	$954,000	1.42%	4	$1,052,000	$—
Small Capitalization Growth	1,433,000	1.42%	9	2,991,000	—
Small Capitalization Value	1,305,000	1.42%	3	1,305,000	—

Note 8. Subsequent Events

Expected on or about April 24, 2015 and pending shareholder approval, the Target Large Capitalization Growth Portfolio will merge into the Prudential Jennison Growth Fund, a series of Prudential Investment Portfolios, Inc.

Expected on or about May 15, 2015 and pending shareholder approval, the Target Large Capitalization Value Portfolio will merge into the Prudential Strategic Value Fund, a series of Prudential Investment Portfolios 3.

Expected on or about May 1, 2015 and pending shareholder approval, the Target Small Capitalization Growth Portfolio will merge into the Prudential Jennison Small Company Fund, Inc.

Expected on or about May 15, 2015 and pending shareholder approval, the Prudential Small Cap Value Fund a series of Prudential Investment Portfolios 5, will merge into the Target Small Capitalization Value Portfolio and the Target Small Capitalization Value Portfolio will be renamed as the Prudential Small Cap Value Fund.

Expected on or about April 24, 2015 and pending shareholder approval, the Target Total Return Bond Portfolio will merge into the Prudential Total Return Bond Fund, a series of Prudential Investment Portfolios 17.

On February 17, 2015, the Target Intermediate-Term Bond Portfolio was renamed the Prudential Core Bond Fund; the Class T shares became Class Z shares and the Fund began to offer Class A, C, Q and R shares.

Expected on or about May 28, 2015, Prudential Fixed Income (PFI) will serve as the new investment subadviser for the Target Mortgage-Backed Securities Portfolio, the Portfolio’s current subadviser will be terminated, and the Portfolio will be renamed the Prudential Corporate Bond Fund.

152	The TARGET Portfolio Trust

Financial Highlights (Unaudited)

	LARGE CAPITALIZATION GROWTH PORTFOLIO
	Class R
	Six Months Ended January 31, 2015(b)		Nine Months Ended July 31, 2014(b)(f)		Year Ended October 31,
					2013	2012(b)	2011(b)	2010(b)	2009

PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period	$19.36		$19.10		$14.70	$13.56	$12.76	$10.85	$10.11
Income (loss) from investment operations
Net investment income (loss)	(.04)		(.07)		(.03)	(.01)	(.01)	(.01)	.05
Net realized and unrealized gain on investments	.73		1.31		4.46	1.15	.81	1.96	.76
Total from investment operations	.69		1.24		4.43	1.14	.80	1.95	.81
Less dividends and distributions
Dividends from net investment income	—		—		(.03)	—	—	(.04)	(.07)
Distributions from net realized gains	(.83)		(.98)		—	—	—	—	—
Total dividends and distributions	(.83)		(.98)		(.03)	—	—	(.04)	(.07)
Net asset value, end of period	$19.22		$19.36		$19.10	$14.70	$13.56	$12.76	$10.85

TOTAL RETURN(a)	3.38%		6.77%		30.20%	8.41%	6.27%	17.99%	8.13%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000)	$201,440		$197,019		$176,200	$128,828	$112,255	$99,676	$70,097
Average net assets (000)	$203,016		$187,703		$152,695	$121,998	$109,325	$84,636	$54,036
Ratios to average net assets(c)
Expenses after waivers and/or expense reimbursements	1.29	%(d)	1.31	%(d)	1.31%	1.32%	1.34%	1.33%	1.36%
Expenses before waivers and/or expense reimbursements	1.54	%(d)	1.56	%(d)	1.56%	1.57%	1.59%	1.58%	1.61%
Net investment income (loss)	(.43	)%(d)	(.48	)%(d)	(.22)%	(.07)%	(.08)%	(.08)%	.28%
Portfolio turnover rate	17	%(e)	21	%(e)	92%	70%	97%	171%	243%
(a)	Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for period less than one full year are not annualized.
(b)	Calculated based upon average shares outstanding during the period.
(c)	Does not include expenses of the underlying fund in which the Portfolio invests.
(d)	Annualized.
(e)	Not annualized.
(f)	For the nine month period ended July 31, 2014. The Trust changed its fiscal year end from October 31 to July 31, effective July 31, 2014.

See Notes to Financial Statements.

The TARGET Portfolio Trust	153

Financial Highlights (Unaudited) (continued)

	LARGE CAPITALIZATION GROWTH PORTFOLIO
	Class T
	Six Months Ended January 31, 2015(b)		Nine Months Ended July 31, 2014(b)(f)		Year Ended October 31,
					2013	2012(b)	2011(b)	2010(b)	2009

PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period	$19.68		$19.33		$14.87	$13.70	$12.86	$10.93	$10.19
Income (loss) from investment operations
Net investment income	.01		—	(g)	.09	.06	.06	.05	.10
Net realized and unrealized gain on investments	.73		1.33		4.47	1.16	.82	1.97	.76
Total from investment operations	.74		1.33		4.56	1.22	.88	2.02	.86
Less dividends and distributions
Dividends from net investment income	—		—		(.10)	(.05)	(.04)	(.09)	(.12)
Distributions from net realized gains	(.83)		(.98)		—	—	—	—	—
Total dividends and distributions	(.83)		(.98)		(.10)	(.05)	(.04)	(.09)	(.12)
Net asset value, end of period	$19.59		$19.68		$19.33	$14.87	$13.70	$12.86	$10.93

TOTAL RETURN(a)	3.63%		7.17%		30.89%	8.92%	6.83%	18.55%	8.64%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000)	$85,693		$89,886		$92,189	$81,456	$92,149	$110,550	$124,122
Average net assets (000)	$89,779		$92,345		$85,289	$87,434	$102,690	$116,806	$123,629
Ratios to average net assets(c)
Expenses after waivers and/or expense reimbursements	.79	%(d)	.81	%(d)	.81%	.82%	.84%	.83%	.86%
Expenses before waivers and/or expense reimbursements	.79	%(d)	.81	%(d)	.81%	.82%	.84%	.83%	.86%
Net investment income	.07	%(d)	.03	%(d)	.32%	.44%	.44%	.45%	.84%
Portfolio turnover rate	17	%(e)	21	%(e)	92%	70%	97%	171%	243%
(a)	Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for period less than one full year are not annualized.
(b)	Calculated based upon average shares outstanding during the period.
(c)	Does not include expenses of the underlying fund in which the Portfolio invests.
(d)	Annualized.
(e)	Not annualized.
(f)	For the nine month period ended July 31, 2014. The Trust changed its fiscal year end from October 31 to July 31, effective July 31, 2014.
(g)	Less than $0.005 per share.

See Notes to Financial Statements.

154	The TARGET Portfolio Trust

Financial Highlights (Unaudited) (continued)

	LARGE CAPITALIZATION VALUE PORTFOLIO
	Class R
	Six Months Ended January 31, 2015(b)		Nine Months Ended July 31, 2014(b)(f)		Year Ended October 31,
					2013(b)	2012(b)	2011(b)	2010(b)	2009(b)

PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period	$15.57		$14.15		$11.06	$9.92	$9.73	$8.79	$8.78
Income (loss) from investment operations
Net investment income	.08		.20		.16	.16	.13	.11	.15
Net realized and unrealized gain on investments	.30		1.38		3.10	1.13	.18	.98	.13
Total from investment operations	.38		1.58		3.26	1.29	.31	1.09	.28
Less dividends from net investment income	(.25)		(.16)		(.17)	(.15)	(.12)	(.15)	(.27)
Net asset value, end of period	$15.70		$15.57		$14.15	$11.06	$9.92	$9.73	$8.79

TOTAL RETURN(a)	2.37%		11.25%		29.86%	13.23%	3.19%	12.45%	3.59%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000)	$202,127		$198,729		$175,554	$132,434	$113,434	$97,308	$70,291
Average net assets (000)	$205,793		$189,796		$153,243	$121,917	$108,407	$84,613	$53,491
Ratios to average net assets(c)
Expenses after waivers and/or expense reimbursements	1.30	%(d)	1.29	%(d)	1.30%	1.31%	1.33%	1.31%	1.33%
Expenses before waivers and/or expense reimbursements	1.55	%(d)	1.54	%(d)	1.55%	1.56%	1.58%	1.56%	1.58%
Net investment income	.98	%(d)	1.83	%(d)	1.25%	1.53%	1.30%	1.21%	1.96%
Portfolio turnover rate	13	%(e)	23	%(e)	37%	75%	43%	32%	104%
(a)	Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for period less than one full year are not annualized.
(b)	Calculated based upon average shares outstanding during the period.
(c)	Does not include expenses of the underlying fund in which the Portfolio invests.
(d)	Annualized.
(e)	Not annualized.
(f)	For the nine month period ended July 31, 2014. The Trust changed its fiscal year end from October 31 to July 31, effective July 31, 2014.

See Notes to Financial Statements.

The TARGET Portfolio Trust	155

Financial Highlights (Unaudited) (continued)

	LARGE CAPITALIZATION VALUE PORTFOLIO
	Class T
	Six Months Ended January 31, 2015(b)		Nine Months Ended July 31, 2014(b)(f)		Year Ended October 31,
					2013(b)	2012(b)	2011(b)	2010(b)	2009(b)

PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period	$15.65		$14.23		$11.12	$9.97	$9.78	$8.83	$8.82
Income (loss) from investment operations
Net investment income	.12		.26		.22	.21	.18	.16	.20
Net realized and unrealized gain on investments	.31		1.38		3.11	1.14	.18	.98	.12
Total from investment operations	.43		1.64		3.33	1.35	.36	1.14	.32
Less dividends from net investment income	(.33)		(.22)		(.22)	(.20)	(.17)	(.19)	(.31)
Net asset value, end of period	$15.75		$15.65		$14.23	$11.12	$9.97	$9.78	$8.83

TOTAL RETURN(a)	2.65%		11.68%		30.48%	13.86%	3.62%	13.00%	4.15%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000)	$83,362		$88,642		$89,086	$81,281	$87,171	$109,097	$128,187
Average net assets (000)	$88,737		$90,336		$84,172	$84,322	$99,621	$119,520	$129,379
Ratios to average net assets(c)
Expenses after waivers and/or expense reimbursements	.80	%(d)	.79	%(d)	.80%	.81%	.83%	.81%	.83%
Expenses before waivers and/or expense reimbursements	.80	%(d)	.79	%(d)	.80%	.81%	.83%	.81%	.83%
Net investment income	1.49	%(d)	2.35	%(d)	1.77%	2.03%	1.80%	1.74%	2.64%
Portfolio turnover rate	13	%(e)	23	%(e)	37%	75%	43%	32%	104%
(a)	Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for period less than one full year are not annualized.
(b)	Calculated based upon average shares outstanding during the period.
(c)	Does not include expenses of the underlying fund in which the Portfolio invests.
(d)	Annualized.
(e)	Not annualized.
(f)	For the nine month period ended July 31, 2014. The Trust changed its fiscal year end from October 31 to July 31, effective July 31, 2014.

See Notes to Financial Statements.

156	The TARGET Portfolio Trust

Financial Highlights (Unaudited) (continued)

	SMALL CAPITALIZATION GROWTH PORTFOLIO
	Class R
	Six Months Ended January 31, 2015(b)		Nine Months Ended July 31, 2014(b)(g)		Year Ended October 31,
					2013	2012	2011	2010	2009

PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period	$15.14		$15.42		$11.56	$10.97	$9.66	$7.71	$7.17
Income (loss) from investment operations
Net investment loss	(.07)		(.10)		(.04)	(.09)	(.07)	(.05)	(.04)
Net realized and unrealized gain on investments	1.05		(.18)		3.90	.68	1.38	2.00	.58
Total from investment operations	.98		(.28)		3.86	.59	1.31	1.95	.54
Less dividends and distributions
Dividends from net investment income	—		—		—	—	—	—	—
Distributions from net realized gains	(.02)		—		—	—	—	—	—
Total dividends and distributions	(.02)		—		—	—	—	—	—
Capital contributions	—		—		—	—	—	— (d)	—
Net asset value, end of period	$16.10		$15.14		$15.42	$11.56	$10.97	$9.66	$7.71

TOTAL RETURN(a)	6.50%		(1.82)%		33.39%	5.38%	13.56%	25.29%	7.53%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000)	$103,425		$95,752		$86,336	$62,731	$52,325	$41,025	$28,129
Average net assets (000)	$103,054		$93,696		$75,602	$57,399	$47,547	$35,238	$22,037
Ratios to average net assets(c)
Expenses after waivers and/or expense reimbursements	1.38	%(e)	1.39	%(e)	1.38%	1.42%	1.44%	1.46%	1.52%
Expenses before waivers and/or expense reimbursements	1.63	%(e)	1.64	%(e)	1.63%	1.67%	1.69%	1.71%	1.77%
Net investment loss	(.85	)%(e)	(.81	)%(e)	(.35)%	(.93)%	(.80)%	(.72)%	(.77)%
Portfolio turnover rate	32	%(f)	74	%(f)	50%	71%	92%	64%	92%
(a)	Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for period less than one full year are not annualized.
(b)	Calculated based upon average shares outstanding during the period.
(c)	Does not include expenses of the underlying fund in which the Portfolio invests.
(d)	Less than $0.005 per share.
(e)	Annualized.
(f)	Not annualized.
(g)	For the nine month period ended July 31, 2014. The Trust changed its fiscal year end from October 31 to July 31, effective July 31, 2014.

See Notes to Financial Statements.

The TARGET Portfolio Trust	157

Financial Highlights (Unaudited) (continued)

	SMALL CAPITALIZATION GROWTH PORTFOLIO
	Class T
	Six Months Ended January 31, 2015(b)		Nine Months Ended July 31, 2014(b)(g)		Year Ended October 31,
					2013	2012	2011	2010	2009

PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period	$15.72		$15.96		$11.90	$11.24	$9.84	$7.82	$7.25
Income (loss) from investment operations
Net investment income (loss)	(.03)		(.04)		.03	(.04)	(.02)	(.01)	(.02)
Net realized and unrealized gain on investments	1.09		(.20)		4.03	.70	1.42	2.03	.60
Total from investment operations	1.06		(.24)		4.06	.66	1.40	2.02	.58
Less dividends
Less dividends from net investment income	—		—		—	—	—	—	(.01)
Distributions from net realized gains	(.02)		—		—	—	—	—	—
Total dividends	(.02)		—		—	—	—	—	(.01)
Capital contributions	—		—		—	—	—	— (d)	—
Net asset value, end of period	$16.76		$15.72		$15.96	$11.90	$11.24	$9.84	$7.82

TOTAL RETURN(a)	6.77%		(1.50)%		34.12%	5.87%	14.23%	25.83%	8.06%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000)	$39,520		$40,819		$44,341	$37,110	$43,838	$51,777	$52,671
Average net assets (000)	$41,424		$44,372		$41,144	$40,486	$50,339	$53,128	$51,109
Ratios to average net assets(c)
Expenses after waivers and/or expense reimbursements	.88	%(e)	.89	%(e)	.88%	.92%	.94%	.96%	1.02%
Expenses before waivers and/or expense reimbursements	.88	%(e)	.89	%(e)	.88%	.92%	.94%	.96%	1.02%
Net investment income (loss)	(.34	)%(e)	(.31	)%(e)	.17%	(.44)%	(.29)%	(.18)%	(.26)%
Portfolio turnover rate	32	%(f)	74	%(f)	50%	71%	92%	64%	92%
(a)	Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for period less than one full year are not annualized.
(b)	Calculated based upon average shares outstanding during the period.
(c)	Does not include expenses of the underlying fund in which the Portfolio invests.
(d)	Less than $0.005 per share.
(e)	Annualized.
(f)	Not annualized.
(g)	For the nine month period ended July 31, 2014. The Trust changed its fiscal year end from October 31 to July 31, effective July 31, 2014.

See Notes to Financial Statements.

158	The TARGET Portfolio Trust

Financial Highlights (Unaudited) (continued)

	SMALL CAPITALIZATION VALUE PORTFOLIO
	Class A
	Six Months Ended January 31, 2015(b)		February 14(d) through July 31, 2014(b)(g)

PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period	$26.70		$26.26
Income (loss) from investment operations
Net investment income	.15		.09
Net realized and unrealized gain on investments	.23		.35
Total from investment operations	.38		.44
Less dividends and distributions
Dividends from net investment income	(.19)		—
Distributions from net realized gains	(2.54)		—
Total dividends and distributions	(2.73)		—
Net asset value, end of period	$24.35		$26.70

TOTAL RETURN(a)	.97%		1.68%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000)	$1,244		$13
Average net assets (000)	$321		$12
Ratios to average net assets(c)
Expenses after waivers and/or expense reimbursements	.99	%(e)	.93	%(e)
Expenses before waivers and/or expense reimbursements	1.04	%(e)	.98	%(e)
Net investment income	1.15	%(e)	.74	%(e)
Portfolio turnover rate	82	%(f)	42	%(f)
(a)	Total return does not consider the effect of sales load. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.
(b)	Calculated based upon average shares outstanding during the period.
(c)	Does not include expenses of the underlying fund in which the Portfolio invests.
(d)	Commencement of operations.
(e)	Annualized.
(f)	Not annualized.
(g)	For the period ended July 31, 2014. The Trust changed its fiscal year end from October 31 to July 31, effective July 31, 2014.

See Notes to Financial Statements.

The TARGET Portfolio Trust	159

Financial Highlights (Unaudited) (continued)

	SMALL CAPITALIZATION VALUE PORTFOLIO
	Class Q
	September 25, 2014(d) through January 31, 2015(b)

PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period	$26.68
Income (loss) from investment operations
Net investment income	.13
Net realized and unrealized gain on investments	.33
Total from investment operations	.46
Less dividends and distributions
Dividends from net investment income	(.28)
Distributions from net realized gains	(2.54)
Total dividends and distributions	(2.82)
Net asset value, end of period	$24.32

TOTAL RETURN(a)	1.25%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000)	$10,669
Average net assets (000)	$4,525
Ratios to average net assets(c)
Expenses after waivers and/or expense reimbursements	.67	%(e)
Expenses before waivers and/or expense reimbursements	.67	%(e)
Net investment income	1.40	%(e)
Portfolio turnover rate	82	%(f)
(a)	Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.
(b)	Calculated based upon average shares outstanding during the period.
(c)	Does not include expenses of the underlying fund in which the Portfolio invests.
(d)	Commencement of operations.
(e)	Annualized.
(f)	Not annualized.

See Notes to Financial Statements.

160	The TARGET Portfolio Trust

Financial Highlights (Unaudited) (continued)

	SMALL CAPITALIZATION VALUE PORTFOLIO
	Class R
	Six Months Ended January 31, 2015(b)		Nine Months Ended July 31, 2014(b)(f)		Year Ended October 31,
					2013(b)	2012(b)	2011(b)	2010(b)	2009(b)

PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period	$26.51		$27.48		$21.21	$20.17	$18.80	$15.41	$14.10
Income (loss) from investment operations
Net investment income	.11		.11		.20	.19	.11	.10	.13
Net realized and unrealized gain on investments	.23		.98		6.87	1.65	1.35	3.41	1.42
Total from investment operations	.34		1.09		7.07	1.84	1.46	3.51	1.55
Less dividends and distributions
Dividends from net investment income	(.14)		(.15)		(.19)	(.14)	(.09)	(.12)	(.16)
Distributions from net realized gains	(2.54)		(1.91)		(.61)	(.66)	—	—	(.08)
Total dividends and distributions	(2.68)		(2.06)		(.80)	(.80)	(.09)	(.12)	(.24)
Net asset value, end of period	$24.17		$26.51		$27.48	$21.21	$20.17	$18.80	$15.41

TOTAL RETURN(a)	.83%		4.17%		34.55%	9.51%	7.75%	22.93%	11.37%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000)	$147,173		$143,655		$119,047	$84,483	$69,790	$52,587	$33,574
Average net assets (000)	$150,072		$134,383		$99,668	$76,205	$63,352	$43,680	$26,425
Ratios to average net assets(c)
Expenses after waivers and/or expense reimbursements	1.20	%(d)	1.18	%(d)	1.17%	1.18%	1.21%	1.26%	1.30%
Expenses before waivers and/or expense reimbursements	1.45	%(d)	1.43	%(d)	1.42%	1.43%	1.46%	1.51%	1.55%
Net investment income	.81	%(d)	.54	%(d)	.83%	.92%	.55%	.57%	.96%
Portfolio turnover rate	82	%(e)	42	%(e)	40%	37%	44%	33%	48%
(a)	Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.
(b)	Calculated based upon average shares outstanding during the period.
(c)	Does not include expenses of the underlying fund in which the Portfolio invests.
(d)	Annualized.
(e)	Not annualized.
(f)	For the nine month period ended July 31, 2014. The Trust changed its fiscal year end from October 31 to July 31, effective July 31, 2014.

See Notes to Financial Statements.

The TARGET Portfolio Trust	161

Financial Highlights (Unaudited) (continued)

	SMALL CAPITALIZATION VALUE PORTFOLIO
	Class T
	Six Months Ended January 31, 2015(b)		Nine Months Ended July 31, 2014(b)(f)		Year Ended October 31,
					2013(b)	2012(b)	2011(b)	2010(b)	2009(b)

PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period	$26.73		$27.71		$21.39	$20.33	$18.95	$15.51	$14.21
Income (loss) from investment operations
Net investment income	.18		.21		.32	.29	.22	.19	.20
Net realized and unrealized gain on investments	.23		1.00		6.91	1.67	1.34	3.45	1.41
Total from investment operations	.41		1.21		7.23	1.96	1.56	3.64	1.61
Less dividends and distributions
Dividends from net investment income	(.28)		(.28)		(.30)	(.24)	(.18)	(.20)	(.23)
Distributions from net realized gains	(2.54)		(1.91)		(.61)	(.66)	—	—	(.08)
Total dividends and distributions	(2.82)		(2.19)		(.91)	(.90)	(.18)	(.20)	(.31)
Net asset value, end of period	$24.32		$26.73		$27.71	$21.39	$20.33	$18.95	$15.51

TOTAL RETURN(a)	1.05%		4.60%		35.16%	10.11%	8.22%	23.64%	11.82%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000)	$1,923,728		$1,781,471		$1,622,779	$1,079,475	$890,245	$800,761	$538,202
Average net assets (000)	$1,891,489		$1,782,968		$1,342,995	$1,000,086	$872,587	$674,452	$439,058
Ratios to average net assets(c)
Expenses after waivers and/or expense reimbursements	.70	%(d)	.68	%(d)	.67%	.68%	.71%	.76%	.80%
Expenses before waivers and/or expense reimbursements	.70	%(d)	.68	%(d)	.67%	.68%	.71%	.76%	.80%
Net investment income	1.30	%(d)	1.05	%(d)	1.32%	1.42%	1.06%	1.07%	1.46%
Portfolio turnover rate	82	%(e)	42	%(e)	40%	37%	44%	33%	48%
(a)	Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.
(b)	Calculated based upon average shares outstanding during the period.
(c)	Does not include expenses of the underlying fund in which the Portfolio invests.
(d)	Annualized.
(e)	Not annualized.
(f)	For the nine month period ended July 31, 2014. The Trust changed its fiscal year end from October 31 to July 31, effective July 31, 2014.

See Notes to Financial Statements.

162	The TARGET Portfolio Trust

Financial Highlights (Unaudited) (continued)

	INTERNATIONAL EQUITY PORTFOLIO
	Class Q
	Six Months Ended January 31, 2015(e)		Nine Months Ended July 31, 2014(e)(g)		Year Ended October 31,		March 1, 2011(b), through October 31, 2011(e)
					2013(e)	2012(e)

PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period	$13.81		$13.77		$11.42	$11.10	$12.56
Income (loss) from investment operations
Net investment income	.06		.26		.27	.27	.26
Net realized and unrealized gain (loss) on investments	(.92)		.04		2.37	.32	(1.72)
Total from investment operations	(.86)		.30		2.64	.59	(1.46)
Less dividends and distributions
Dividends from net investment income	(.35)		(.26)		(.29)	(.27)	—
Distributions from net realized gains	(.06)		—		—	—	—
Total dividends and distributions	(.41)		(.26)		(.29)	(.27)	—
Net asset value, end of period	$12.54		$13.81		$13.77	$11.42	$11.10

TOTAL RETURN(a)	(6.29)%		2.26%		23.57%	5.60%	(11.62)%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000)	$175,572		$167,988		$149,490	$120,574	$108,378
Average net assets (000)	$169,486		$159,618		$135,226	$110,908	$94,827
Ratios to average net assets(f)
Expenses after waivers and/or expense reimbursements	.85	%(c)	.81	%(c)	.82%	.84%	.87	%(c)
Expenses before waivers and/or expense reimbursements	.85	%(c)	.81	%(c)	.82%	.84%	.87	%(c)
Net investment income	.90	%(c)	2.55	%(c)	2.15%	2.51%	3.21	%(c)
Portfolio turnover rate	57	%(d)	23	%(d)	26%	16%	19	%(d)
(a)	Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.
(b)	Commencement of offering.
(c)	Annualized.
(d)	Not annualized.
(e)	Calculated based upon average shares outstanding during the period.
(f)	Does not include expenses of the underlying fund in which the Portfolio invests.
(g)	For the nine month period ended July 31, 2014. The Trust changed its fiscal year end from October 31 to July 31, effective July 31, 2014.

See Notes to Financial Statements.

The TARGET Portfolio Trust	163

Financial Highlights (Unaudited) (continued)

	INTERNATIONAL EQUITY PORTFOLIO
	Class R
	Six Months Ended January 31, 2015(b)		Nine Months Ended July 31, 2014(b)(f)		Year Ended October 31,
					2013(b)	2012(b)	2011(b)	2010(b)	2009(b)

PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period	$13.75		$13.69		$11.36	$11.02	$11.84	$10.78	$8.99
Income (loss) from investment operations
Net investment income	.02		.20		.19	.21	.22	.14	.13
Net realized and unrealized gain (loss) on investments	(.92)		.04		2.36	.32	(.90)	1.00	2.08
Total from investment operations	(.90)		.24		2.55	.53	(.68)	1.14	2.21
Less dividends and distributions
Dividends from net investment income	(.27)		(.18)		(.22)	(.19)	(.14)	(.11)	(.42)
Distributions from net realized gains	(.06)		—		—	—	—	—	—
Total dividends and distributions	(.33)		(.18)		(.22)	(.19)	(.14)	(.11)	(.42)
Capital contributions(g)	—		—		—	—	—	.03	—
Net asset value, end of period	$12.52		$13.75		$13.69	$11.36	$11.02	$11.84	$10.78

TOTAL RETURN(a)	(6.62)%		1.82%		22.83%	5.01%	(5.84)%	10.93%	26.13%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000)	$271,137		$251,908		$215,215	$148,857	$108,715	$79,234	$57,184
Average net assets (000)	$256,182		$237,069		$179,681	$125,953	$93,879	$68,032	$43,233
Ratios to average net assets(c)
Expenses after waivers and/or expense reimbursements	1.47	%(d)	1.42	%(d)	1.44%	1.45%	1.48%	1.54%	1.51%
Expenses before waivers and/or expense reimbursements	1.72	%(d)	1.67	%(d)	1.69%	1.70%	1.73%	1.79%	1.76%
Net investment income	.28	%(d)	1.97	%(d)	1.53%	1.91%	1.87%	1.29%	1.46%
Portfolio turnover rate	57	%(e)	23	%(e)	26%	16%	19%	41%	38%
(a)	Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.
(b)	Calculated based upon average shares outstanding during the period.
(c)	Does not include expenses of the underlying fund in which the Portfolio invests.
(d)	Annualized.
(e)	Not annualized.
(f)	For the nine month period ended July 31, 2014. The Trust changed its fiscal year end from October 31 to July 31, effective July 31, 2014.
(g)	The Portfolio received payments related to an unaffiliated-third party’s settlement of regulatory proceeds involving allegations of improper trading in Portfolio shares during the fiscal year ended October 31, 2010. The Portfolio was not involved in the proceedings or in the calculation of the amount of the settlement.

See Notes to Financial Statements.

164	The TARGET Portfolio Trust

Financial Highlights (Unaudited) (continued)

	INTERNATIONAL EQUITY PORTFOLIO
	Class T
	Six Months Ended January 31, 2015(b)		Nine Months Ended July 31, 2014(b)(f)		Year Ended October 31,
					2013(b)	2012(b)	2011(b)	2010(b)	2009(b)

PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period	$13.80		$13.75		$11.41	$11.08	$11.90	$10.83	$9.03
Income (loss) from investment operations
Net investment income	.05		.25		.25	.26	.30	.19	.17
Net realized and unrealized gain (loss) on investments	(.91)		.05		2.37	.32	(.93)	1.01	2.10
Total from investment operations	(.86)		.30		2.62	.58	(.63)	1.20	2.27
Less dividends and distributions
Dividends from net investment income	(.34)		(.25)		(.28)	(.25)	(.19)	(.16)	(.47)
Distributions from net realized gains	(.06)		—		—	—	—	—	—
Total dividends and distributions	(.40)		(.25)		(.28)	(.25)	(.19)	(.16)	(.47)
Capital contributions(g)	—		—		—	—	—	.03	—
Net asset value, end of period	$12.54		$13.80		$13.75	$11.41	$11.08	$11.90	$10.83

TOTAL RETURN(a)	(6.33)%		2.22%		23.39%	5.52%	(5.36)%	11.45%	26.84%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000)	$55,539		$64,595		$68,194	$65,450	$74,592	$98,978	$119,006
Average net assets (000)	$60,435		$67,125		$65,268	$67,572	$112,082	$106,108	$110,053
Ratios to average net assets(c)
Expenses after waivers and/or expense reimbursements	.97	%(d)	.92	%(d)	.94%	.95%	.98%	1.04%	1.01%
Expenses before waivers and/or expense reimbursements	.97	%(d)	.92	%(d)	.94%	.95%	.98%	1.04%	1.01%
Net investment income	.83	%(d)	2.41	%(d)	2.02%	2.39%	2.47%	1.75%	1.94%
Portfolio turnover rate	57	%(e)	23	%(e)	26%	16%	19%	41%	38%
(a)	Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.
(b)	Calculated based upon average shares outstanding during the period.
(c)	Does not include expenses of the underlying fund in which the Portfolio invests.
(d)	Annualized.
(e)	Not annualized.
(f)	For the nine month period ended July 31, 2014. The Trust changed its fiscal year end from October 31 to July 31, effective July 31, 2014.
(g)	The Portfolio received payments related to an unaffiliated-third party’s settlement of regulatory proceeds involving allegations of improper trading in Portfolio shares during the fiscal year ended October 31, 2010. The Portfolio was not involved in the proceedings or in the calculation of the amount of the settlement.

See Notes to Financial Statements.

The TARGET Portfolio Trust	165

Financial Highlights (Unaudited) (continued)

	TOTAL RETURN BOND PORTFOLIO
	Class R
	Six Months Ended January 31, 2015(j)		Nine Months Ended July 31, 2014(i)		Year Ended October 31,
					2013	2012	2011	2010	2009

PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period	$10.97		$10.92		$11.51	$10.94	$11.34	$10.93	$9.86
Income (loss) from investment operations
Net investment income	.05		.07		.12	.21	.26	.30	.42
Net realized and unrealized gain (loss) on investments	.40		.08		(.33)	.59	(.03)	.68	1.82
Total from investment operations	.45		.15		(.21)	.80	.23	.98	2.24
Less dividends and distributions
Dividends from net investment income	(.18)		(.10)		(.17)	(.23)	(.27)	(.30)	(.62)
Distributions from net realized gains	(.26)		—		(.21)	—	(.36)	(.27)	(.55)
Total dividends and distributions	(.44)		(.10)		(.38)	(.23)	(.63)	(.57)	(1.17)
Capital contributions(b)	—		—		—	—	—	— (f)	—
Net asset value, end of period	$10.98		$10.97		$10.92	$11.51	$10.94	$11.34	$10.93

TOTAL RETURN(a)	4.15%		1.41%		(1.86)%	7.42%	2.24%	9.33%	24.57%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000)	$278,583		$250,999		$219,719	$181,334	$127,837	$102,992	$71,457
Average net assets (000)	$260,059		$235,421		$198,973	$154,728	$117,927	$86,806	$56,103
Ratios to average net assets(c)
Expenses after waivers and/or expense reimbursements	1.17	%(g)	1.16	%(g)	1.14%	1.13%	1.15%	1.17%	1.32	%(d)
Expenses before waivers and/or expense reimbursements	1.42	%(g)	1.41	%(g)	1.39%	1.38%	1.40%	1.42%	1.57	%(e)
Net investment income	.90	%(g)	.91	%(g)	1.09%	1.92%	2.50%	2.79%	4.20%
Portfolio turnover rate	194	%(h)	637	%(h)	500%	308%	243%	369%	657%
(a)	Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.
(b)	The Portfolio received payments related to an unaffiliated-third party’s settlement of regulatory proceeds involving allegations of improper trading in Portfolio shares during the fiscal year ended October 31, 2010. The Portfolio was not involved in the proceedings or in the calculation of the amount of the settlement.
(c)	Does not include expenses of the underlying fund in which the Portfolio invests.
(d)	The annualized expense ratio without interest expense would have been 1.30% for the year ended October 31, 2009.
(e)	The annualized expense ratio without interest expense would have been 1.55% for the year ended October 31, 2009.
(f)	Less than $0.005 per share.
(g)	Annualized.
(h)	Not annualized.
(i)	For the nine month period ended July 31, 2014. The Trust changed its fiscal year end from October 31 to July 31, effective July 31, 2014.
(j)	Calculated based upon average shares outstanding during the period.

See Notes to Financial Statements.

166	The TARGET Portfolio Trust

Financial Highlights (Unaudited) (continued)

	TOTAL RETURN BOND PORTFOLIO
	Class T
	Six Months Ended January 31, 2015(i)		Nine Months Ended July 31, 2014(h)		Year Ended October 31,
					2013	2012	2011	2010	2009

PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period	$11.06		$11.00		$11.60	$11.02	$11.42	$11.01	$9.93
Income (loss) from investment operations
Net investment income	.08		.11		.18	.28	.33	.36	.47
Net realized and unrealized gain (loss) on investments	.38		.09		(.35)	.59	(.04)	.68	1.84
Total from investment operations	.46		.20		(.17)	.87	.29	1.04	2.31
Less dividends and distributions
Dividends from net investment income	(.20)		(.14)		(.22)	(.29)	(.33)	(.36)	(.68)
Distributions from net realized gains	(.26)		—		(.21)	—	(.36)	(.27)	(.55)
Total dividends and distributions	(.46)		(.14)		(.43)	(.29)	(.69)	(.63)	(1.23)
Capital contributions(e)	—		—		—	—	—	— (d)	—
Net asset value, end of period	$11.06		$11.06		$11.00	$11.60	$11.02	$11.42	$11.01

TOTAL RETURN(a)	4.15%		1.87%		(1.43)%	8.01%	2.76%	9.82%	25.15%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000)	$58,878		$163,596		$193,978	$267,095	$254,598	$266,960	$217,784
Average net assets (000)	$128,040		$174,072		$246,978	$260,059	$249,230	$242,590	$198,247
Ratios to average net assets(b)
Expenses after waivers and/or expense reimbursements	.67	%(f)	.66	%(f)	.64%	.63%	.65%	.67%	.82	%(c)
Expenses before waivers and/or expense reimbursements	.67	%(f)	.66	%(f)	.64%	.63%	.65%	.67%	.82	%(c)
Net investment income	1.48	%(f)	1.39	%(f)	1.59%	2.46%	2.99%	3.28%	4.71%
Portfolio turnover rate	194	%(g)	637	%(g)	500%	308%	243%	369%	657%
(a)	Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.
(b)	Does not include expenses of the underlying fund in which the Portfolio invests.
(c)	The annualized expense ratio without interest expense would have been .80% for the year ended October 31, 2009.
(d)	Less than $0.005 per share.
(e)	The Portfolio received payments related to an unaffiliated-third party’s settlement of regulatory proceeds involving allegations of improper trading in Portfolio shares during the fiscal year ended October 31, 2010. The Portfolio was not involved in the proceedings or in the calculation of the amount of the settlement.
(f)	Annualized.
(g)	Not annualized.
(h)	For the nine month period ended July 31, 2014. The Trust changed its fiscal year end from October 31 to July 31, effective July 31, 2014.
(i)	Calculated based upon average shares outstanding during the period.

See Notes to Financial Statements.

The TARGET Portfolio Trust	167

Financial Highlights (Unaudited) (continued)

	PRUDENTIAL CORE BOND FUND
	Class Z
	Six Months Ended January 31, 2015		Nine Months Ended July 31, 2014(h)		Year Ended October 31,
					2013	2012	2011	2010		2009

PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period	$10.13		$10.30		$10.85	$10.50	$10.96	$10.85		$10.27
Income (loss) from investment operations
Net investment income	.09		.17		.25	.27	.27	.27		.36
Net realized and unrealized gain (loss) on investments	.09		(.07)		(.40)	.56	— (b)	.66		1.27
Total from investment operations	.18		.10		(.15)	.83	.27	.93		1.63
Less dividends and distributions
Dividends from net investment income	(.12)		(.21)		(.22)	(.42)	(.36)	(.28)		(.42)
Distributions from net realized gains	—		(.06)		(.18)	(.06)	(.37)	(.54)		(.63)
Total dividends and distributions	(.12)		(.27)		(.40)	(.48)	(.73)	(.82)		(1.05)
Capital contributions(e)	—		—		—	—	—	—	(b)	—
Net asset value, end of period	$10.19		$10.13		$10.30	$10.85	$10.50	$10.96		$10.85

TOTAL RETURN(a)	1.85%		1.01%		(1.41)%	8.13%	2.70%	9.07%		17.01%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000)	$116,584		$124,058		$131,981	$169,193	$182,371	$248,817		$245,517
Average net assets (000)	$120,432		$127,349		$149,452	$177,149	$210,348	$247,716		$218,911
Ratios to average net assets(c)
Expenses after waivers and/or expense reimbursements	.75	%(f)	.77	%(f)	.71%	.66%	.66%	.66	%(d)	.74	%(d)
Expenses before waivers and/or expense reimbursements	.76	%(f)	.77	%(f)	.71%	.66%	.66%	.66	%(d)	.74	%(d)
Net investment income	1.79	%(f)	2.22	%(f)	2.33%	2.50%	2.61%	2.53%		3.47%
Portfolio turnover rate	261	%(g)	234	%(g)	193%	175%	392%	938%		527%
(a)	Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.
(b)	Less than $0.005 per share.
(c)	Does not include expenses of the underlying fund in which the Portfolio invests.
(d)	The annualized expense ratio without interest expense would have been .64% and .69%, respectively, for the years ended October 31, 2010 and 2009.
(e)	The Portfolio received payments related to an unaffiliated-third party’s settlement of regulatory proceeds involving allegations of improper trading in Portfolio shares during the fiscal year ended October 31, 2010. The Portfolio was not involved in the proceedings or in the calculation of the amount of the settlement.
(f)	Annualized.
(g)	Not annualized.
(h)	For the nine month period ended July 31, 2014. The Trust changed its fiscal year end from October 31 to July 31, effective July 31, 2014.

See Notes to Financial Statements.

168	The TARGET Portfolio Trust

Financial Highlights (Unaudited) (continued)

	MORTGAGE-BACKED SECURITIES PORTFOLIO
	Class T
	Six Months Ended January 31, 2015		Nine Months Ended July 31, 2014(g)		Year Ended October 31,
					2013	2012	2011	2010		2009

PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period	$10.69		$10.50		$10.83	$10.68	$10.60	$9.96		$9.26
Income (loss) from investment operations
Net investment income	.02		.05		.15	.29	.49	.54		.70
Net realized and unrealized gain (loss) on investments	.33		.21		(.26)	.20	.05	.64		.74
Total from investment operations	.35		.26		(.11)	.49	.54	1.18		1.44
Less dividends from net investment income	(.05)		(.07)		(.22)	(.34)	(.46)	(.54)		(.74)
Net asset value, end of period	$10.99		$10.69		$10.50	$10.83	$10.68	$10.60		$9.96

TOTAL RETURN(a)	3.25%		2.47%		(.97)%	4.64%	5.26%	12.13%		16.20%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000)	$44,505		$43,879		$42,218	$43,605	$35,281	$36,157		$41,112
Average net assets (000)	$44,484		$42,666		$43,290	$42,171	$34,208	$38,594		$44,081
Ratios to average net assets(c)
Expenses after waivers and/or expense reimbursements	.93	%(e)	.99	%(e)	.93%	.93%	1.03%	.88	%(b)	1.07	%(b)
Expenses before waivers and/or expense reimbursements	.93	%(e)	.99	%(e)	.93%	.93%	1.03%	.88	%(b)	1.07	%(b)
Net investment income	.38	%(e)	.65	%(e)	1.39%	2.70%	4.65%	5.23%		7.35%
Portfolio turnover rate(d)	583	%(f)	936	%(f)	990%	847%	670%	646%		425%
(a)	Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.
(b)	The annualized expense ratio without interest expense would have been .87% and .79%, respectively, for the years ended October 31, 2010 and 2009.
(c)	Does not include expenses of the underlying fund in which the Portfolio invests.
(d)	The Portfolio accounts for mortgage dollar roll transactions as purchases and sales which, as a result, can increase its portfolio turnover rate.
(e)	Annualized.
(f)	Not annualized.
(g)	For the nine month period ended July 31, 2014. The Trust changed its fiscal year end from October 31 to July 31, effective July 31, 2014.

See Notes to Financial Statements.

The TARGET Portfolio Trust	169

Results of Proxy Voting (Unaudited)

At the special meeting of shareholders held on November 26, 2014, shareholders of The Target Portfolio Trust, which is comprised of Target Large-Capitalization Growth Portfolio, Target Large-Capitalization Value Portfolio, Target Small-Capitalization Growth Portfolio, Target Small-Capitalization Value Portfolio, Target International Equity Portfolio, Target Total Return Bond Portfolio, Target Intermediate-Term Bond Portfolio and Target Mortgage-Backed Securities Portfolio (collectively, the “Funds”), approved the following proposal. Shareholders of all Funds voted together on the proposal:

To elect twelve Directors:

	SHARES VOTED	% OF VOTED	% OF TOTAL

(a) Ellen S. Alberding;
FOR	92,911,267.482	98.105%	45.406%
WITHHELD	1,794,753.411	1.895%	0.877%

(b) Kevin J. Bannon;
FOR	92,961,906.741	98.159%	45.431%
WITHHELD	1,744,114.152	1.841%	0.852%

(c) Linda W. Bynoe;
FOR	92,933,203.946	98.129%	45.417%
WITHHELD	1,772,816.947	1.871%	0.866%

(d) Keith F. Hartstein;
FOR	92,952,440.401	98.149%	45.427%
WITHHELD	1,753,580.492	1.851%	0.856%

(e) Michael S. Hyland;
FOR	92,940,348.501	98.136%	45.421%
WITHHELD	1,765,672.392	1.864%	0.862%

(f) Stephen P. Munn;
FOR	92,936,730.283	98.132%	45.419%
WITHHELD	1,769,290.610	1.868%	0.864%

(g) James E. Quinn;
FOR	92,945,803.844	98.142%	45.423%
WITHHELD	1,760,217.049	1.858%	0.860%

(h) Richard A. Redeker;
FOR	92,896,436.160	98.090%	45.399%
WITHHELD	1,809,584.733	1.910%	0.884%

(i) Stephen G. Stoneburn;
FOR	92,936,583.687	98.132%	45.419%
WITHHELD	1,769,437.206	1.868%	0.864%

(j) Stuart S. Parker;
FOR	92,941,014.042	98.137%	45.421%
WITHHELD	1,765,006.851	1.863%	0.862%

(k) Scott E. Benjamin; and
FOR	92,952,982.859	98.149%	45.427%
WITHHELD	1,753,038.034	1.851%	0.856%

(l) Grace C. Torres.
FOR	92,905,211.151	98.099%	45.403%
WITHHELD	1,800,809.742	1.901%	0.880%

170	The TARGET Portfolio Trust

Results of Proxy Voting (Unaudited) (continued)

The special meeting of shareholders of the Target Large-Capitalization Growth Portfolio (the “Fund”) held on November 26, 2014, was adjourned to December 3, 2014, and further adjourned to December 10, 2014, January 9, 2015, and February 9, 2015 to permit further solicitation of proxies on the proposals noted below.

An abstention or a broker non-vote is considered present for purposes of determining a quorum but has the effect of a vote against such matters. At the special meeting of shareholders held on February 9, 2015, insufficient votes were obtained to approve the following proposals:

Proposal 1: To permit PI to enter into or make material changes to the Fund’s subadvisory agreements with subadvisers that are wholly-owned subsidiaries of PI or a sister company of PI (wholly-owned subadvisers) without shareholder approval.

	SHARES VOTED	% OF VOTED	% OF TOTAL
FOR	1,925,128.244	37.864%	13.056%
AGAINST	128,510.059	2.528%	0.871%
ABSTAIN	94,921.216	1.867%	0.644%
BROKER NON-VOTE	2,935,778.644	57.741%	19.909%

TOTAL	5,084,338.163	100.000%	34.480%

Proposal 2: To designate the Fund’s investment objective as a non-fundamental policy of the Fund, meaning that the Fund’s investment objective could be changed with the approval of the Fund’s Board of Directors, but without shareholder approval.

	SHARES VOTED	% OF VOTED	% OF TOTAL
FOR	1,838,973.489	36.170%	12.471%
AGAINST	209,557.219	4.122%	1.421%
ABSTAIN	100,028.811	1.967%	0.678%
BROKER NON-VOTE	2,935,778.644	57.741%	19.910%

TOTAL	5,084,338.163	100.000%	34.480%

The TARGET Portfolio Trust	171

Results of Proxy Voting (Unaudited) (continued)

The special meeting of shareholders of the Target Large-Capitalization Value Portfolio (the “Fund”) held on November 26, 2014, was adjourned to December 3, 2014, and further adjourned to December 10, 2014, January 9, 2015, and February 9, 2015 to permit further solicitation of proxies on the proposals noted below.

An abstention or a broker non-vote is considered present for purposes of determining a quorum but has the effect of a vote against such matters. At the special meeting of shareholders held on February 9, 2015, insufficient votes were obtained to approve the following proposals:

Proposal 1: To permit PI to enter into or make material changes to the Fund’s subadvisory agreements with subadvisers that are wholly-owned subsidiaries of PI or a sister company of PI (wholly-owned subadvisers) without shareholder approval.

	SHARES VOTED	% OF VOTED	% OF TOTAL
FOR	2,460,573.017	39.038%	13.339%
AGAINST	168,734.233	2.677%	0.915%
ABSTAIN	118,983.967	1.887%	0.645%
BROKER NON-VOTE	3,554,870.102	56.398%	19.271%

TOTAL	6,303,161.319	100.000%	34.170%

Proposal 2: To designate the Fund’s investment objective as a non-fundamental policy of the Fund, meaning that the Fund’s investment objective could be changed with the approval of the Fund’s Board of Directors, but without shareholder approval.

	SHARES VOTED	% OF VOTED	% OF TOTAL
FOR	2,374,903.505	37.678%	12.875%
AGAINST	254,677.346	4.041%	1.381%
ABSTAIN	118,710.366	1.883%	0.643%
BROKER NON-VOTE	3,554,870.102	56.398%	19.271%

TOTAL	6,303,161.319	100.000%	34.170%

172	The TARGET Portfolio Trust

Results of Proxy Voting (Unaudited) (continued)

At the special meeting of shareholders held on November 26, 2014, shareholders of the Target Small-Capitalization Value Portfolio (the “Fund”) approved the following proposals:

Proposal 1: To permit PI to enter into or make material changes to the Fund’s subadvisory agreements with subadvisers that are wholly-owned subsidiaries of PI or a sister company of PI (wholly-owned subadvisers) without shareholder approval.

	SHARES VOTED	% OF VOTED	% OF TOTAL
FOR	26,306,917.506	70.651%	36.186%
AGAINST	2,657,545.277	7.137%	3.655%
ABSTAIN	321,359.262	0.863%	0.442%
BROKER NON-VOTE	7,949,653.977	21.349%	10.935%

TOTAL	37,235,476.022	100.000%	51.218%

Proposal 2: To designate the Fund’s investment objective as a non-fundamental policy of the Fund, meaning that the Fund’s investment objective could be changed with the approval of the Fund’s Board of Directors, but without shareholder approval.

	SHARES VOTED	% OF VOTED	% OF TOTAL
FOR	25,525,858.157	68.553%	35.112%
AGAINST	3,407,763.187	9.152%	4.687%
ABSTAIN	352,201.951	0.946%	0.484%
BROKER NON-VOTE	7,949,652.727	21.349%	10.935%

TOTAL	37,235,476.022	100.000%	51.218%

The TARGET Portfolio Trust	173

Results of Proxy Voting (Unaudited) (continued)

The special meeting of shareholders of the Target Small-Capitalization Growth Portfolio (the “Fund”) held on November 26, 2014, was adjourned to December 3, 2014, and further adjourned to December 10, 2014, January 9, 2015, and February 9, 2015 to permit further solicitation of proxies on the proposals noted below.

An abstention or a broker non-vote is considered present for purposes of determining a quorum but has the effect of a vote against such matters. At the special meeting of shareholders held on February 9, 2015, insufficient votes were obtained to approve the following proposals:

Proposal 1: To permit PI to enter into or make material changes to the Fund’s subadvisory agreements with subadvisers that are wholly-owned subsidiaries of PI or a sister company of PI (wholly-owned subadvisers) without shareholder approval.

	SHARES VOTED	% OF VOTED	% OF TOTAL
FOR	1,008,251.128	34.684%	11.277%
AGAINST	77,810.744	2.677%	0.870%
ABSTAIN	45,824.205	1.576%	0.512%
BROKER NON-VOTE	1,775,100.689	61.063%	19.853%

TOTAL	2,906,986.766	100.000%	32.512%

Proposal 2: To designate the Fund’s investment objective as a non-fundamental policy of the Fund, meaning that the Fund’s investment objective could be changed with the approval of the Fund’s Board of Directors, but without shareholder approval.

	SHARES VOTED	% OF VOTED	% OF TOTAL
FOR	964,082.872	33.165%	10.782%
AGAINST	120,960.828	4.161%	1.353%
ABSTAIN	46,842.377	1.611%	0.524%
BROKER NON-VOTE	1,775,100.689	61.063%	19.853%

TOTAL	2,906,986.766	100.000%	32.512%

174	The TARGET Portfolio Trust

Results of Proxy Voting (Unaudited) (continued)

The special meetings of shareholders of the Target International Equity Portfolio (the “Fund”) held on November 26, 2014, was adjourned to December 3, 2014, and further adjourned to December 10, 2014, January 9, 2015, February 9, 2015, March 6, 2015, and April 6, 2015 to permit further solicitation of proxies on the following proposals:

Proposal 1: To permit PI to enter into or make material changes to the Fund’s subadvisory agreements with subadvisers that are wholly-owned subsidiaries of PI or a sister company of PI (wholly-owned subadvisers) without shareholder approval; and

Proposal 2: To designate the Fund’s investment objective as a non-fundamental policy of the Fund, meaning that the Fund’s investment objective could be changed with the approval of the Fund’s Board of Directors, but without shareholder approval.

The TARGET Portfolio Trust	175

Results of Proxy Voting (Unaudited) (continued)

The special meetings of shareholders of the Target Total Return Bond Portfolio (the “Fund”) held on November 26, 2014, was adjourned to December 3, 2014, and further adjourned to December 10, 2014, January 9, 2015, February 9, 2015, March 6, 2015, and April 6, 2015 to permit further solicitation of proxies on the following proposals:

Proposal 1: To permit PI to enter into or make material changes to the Fund’s subadvisory agreements with subadvisers that are wholly-owned subsidiaries of PI or a sister company of PI (wholly-owned subadvisers) without shareholder approval; and

Proposal 2: To designate the Fund’s investment objective as a non-fundamental policy of the Fund, meaning that the Fund’s investment objective could be changed with the approval of the Fund’s Board of Directors, but without shareholder approval.

176	The TARGET Portfolio Trust

Results of Proxy Voting (Unaudited) (continued)

At the special meeting of shareholders held on December 3, 2014, shareholders of the Target Intermediate-Term Bond Portfolio (the “Fund”) approved the following proposals:

Proposal 1: To permit PI to enter into or make material changes to the Fund’s subadvisory agreements with subadvisers that are wholly-owned subsidiaries of PI or a sister company of PI (wholly-owned subadvisers) without shareholder approval.

	SHARES VOTED	% OF VOTED	% OF TOTAL
FOR	5,685,885.257	68.479%	46.629%
AGAINST	348,265.489	4.195%	2.856%
ABSTAIN	446,126.516	5.373%	3.658%
BROKER NON-VOTE	1,822,853.796	21.953%	14.949%

TOTAL	8,303,131.058	100.000%	68.092%

Proposal 2: To designate the Fund’s investment objective as a non-fundamental policy of the Fund, meaning that the Fund’s investment objective could be changed with the approval of the Fund’s Board of Directors, but without shareholder approval.

	SHARES VOTED	% OF VOTED	% OF TOTAL
FOR	5,585,325.600	67.268%	45.804%
AGAINST	441,544.723	5.318%	3.621%
ABSTAIN	453,406.939	5.461%	3.718%
BROKER NON-VOTE	1,822,853.796	21.953%	14.949%

TOTAL	8,303,131.058	100.000%	68.092%

The TARGET Portfolio Trust	177

Results of Proxy Voting (Unaudited) (continued)

At the special meeting of shareholders held on November 26, 2014, shareholders of the Target Mortgage-Backed Securities Portfolio (the “Fund”) approved the following proposals:

Proposal 1: To permit PI to enter into or make material changes to the Fund’s subadvisory agreements with subadvisers that are wholly-owned subsidiaries of PI or a sister company of PI (wholly-owned subadvisers) without shareholder approval.

	SHARES VOTED	% OF VOTED	% OF TOTAL
FOR	2,614,992.241	64.486%	64.113%
AGAINST	19,467.329	0.481%	0.477%
ABSTAIN	30,065.335	0.741%	0.737%
BROKER NON-VOTE	1,390,610.821	34.292%	34.095%

TOTAL	4,055,135.726	100.000%	99.422%

Proposal 2: To designate the Fund’s investment objective as a non-fundamental policy of the Fund, meaning that the Fund’s investment objective could be changed with the approval of the Fund’s Board of Directors, but without shareholder approval.

	SHARES VOTED	% OF VOTED	% OF TOTAL
FOR	2,601,904.349	64.164%	63.793%
AGAINST	35.255.966	0.870%	0.864%
ABSTAIN	27,364.590	0.674%	0.671%
BROKER NON-VOTE	1,390,610.821	34.292%	34.094%

TOTAL	4,055,135.726	100.000%	99.422%

178	The TARGET Portfolio Trust

Board Approval of a New Subadvisory Agreement

Target International Equity Portfolio

Approval of a New Subadvisory Agreement

At the September 10-12, 2014, in-person meeting of the Board of Trustees (the Board) of The Target Portfolio Trust (the Trust) at which all of the Trustees were in attendance (including all of the Independent Trustees), the Board considered a new subadvisory agreement with Lazard Asset Management LLC (Lazard) for the Target International Equity Portfolio (the Fund). Before approving the agreement, the Trustees reviewed investment performance and organizational materials regarding Lazard and its proposed portfolio management team and received a formal presentation from the Trust’s investment manager, Prudential Investments LLC (PI or the Manager).

At the meeting, the Board received and considered a presentation by PI that detailed the reasons why they recommended that the Board appoint a new subadviser for the Fund. PI recommended that the Board approve a new agreement with Lazard to assume responsibility for managing the Fund in replacement of one of the Fund’s current subadvisers, Thornburg Investment Management, Inc. (Thornburg). In approving the agreement with Lazard, the Trustees, including the Independent Trustees advised by independent legal counsel, considered the factors they deemed relevant, including the nature, quality and extent of services provided, the performance of the Fund, the profitability of PI and its affiliates, expenses and fees, and the potential for economies of scale that may be shared with the Fund and its shareholders.

Nature, Quality and Extent of Services

The Board received and considered information regarding the nature and extent of services provided to the Fund by Thornburg under the current subadvisory agreement and those that would be provided by Lazard under the new subadvisory agreement, noting that the nature and extent of services under the existing and new agreements were generally similar in that Thornburg and Lazard were each required to provide day-to-day portfolio management services and comply with all Fund policies and applicable rules and regulations.

With respect to the quality of services, the Board considered, among other things, the background and experience of the Lazard management team. The Board met with representatives from Lazard and reviewed the qualifications, backgrounds and responsibilities of the portfolio managers who would be responsible for the day-to-day management of the Fund. The Board was also provided with information pertaining to the organizational structure, senior management, investment operations, and other relevant information pertaining to Lazard. The Board noted that it received a favorable report from the Trust’s Chief Compliance Officer regarding Lazard’s compliance policies and procedures.

The TARGET Portfolio Trust

Board Approval of a New Subadvisory Agreement

(continued)

The Board concluded that it was satisfied with the nature, extent and quality of the investment subadvisory services anticipated to be provided to the Fund by Lazard and that there was a reasonable basis on which to conclude that the Fund would benefit from the subadvisory services to be provided by Lazard under the new subadvisory agreement.

Performance

The Board received and considered information regarding the performance of other accounts managed by Lazard utilizing investment strategies similar to those proposed for the Fund. The Board concluded that it was satisfied with the performance record of Lazard in the proposed strategy.

Investment Subadvisory Fee Rates

The Board considered the proposed subadvisory fee rate of 0.35% on the first $300 million of average daily net assets and 0.30% on assets in excess of $300 million payable by the Manager to Lazard under the proposed new subadvisory agreement. Based on the recent asset levels for the Fund, the Board noted that the effective subadvisory fee rate to be paid to Lazard under the proposed subadvisory arrangement is higher than the effective subadvisory fee rate paid to Thornburg under the current subadvisory arrangement, which is 0.35% of the first $100 million of average daily net assets and 0.30% on assets in excess of $100 million. In both cases the assets managed by the subadviser in the Fund are aggregated with assets in any other retail and insurance fund portfolio that are subadvised by the subadviser, managed by PI and/or AST Investment Services, Inc. and have substantially the same investment strategy. The Board also noted that the Manager pays the subadvisory fees, and therefore any change in the proposed subadvisory fee rates would not have any impact on the amount of fees paid by the Fund. The Board also considered, among other things, the fee rates payable to Lazard by other funds with investment objectives and strategies similar to those of the Fund. The Board indicated that the net investment management fees to be retained by the Manager under the proposed subadvisory arrangement would be reviewed in connection with future annual reviews of the Fund’s advisory agreements. Overall, the Board concluded that the proposed subadvisory fee rates under the new subadvisory agreement were reasonable.

Profitability

Because the engagement of Lazard with respect to the Fund is new, there is no historical profitability with regard to the proposed subadvisory arrangements with the Fund. As a result, the Board did not consider this factor. The Board noted that the level of profitability of a subadviser not affiliated with the Manager, such as Lazard,

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may not be as significant as the Manager’s profitability given the arm’s-length nature of the process by which the subadvisory fee rates were negotiated by the Manager and the unaffiliated subadviser, as well as the fact that the Manager compensates the subadviser out of its management fee. The Board noted that profitability would be reviewed annually in connection with the review of advisory agreements.

Economies of Scale

The Board noted that the proposed subadvisory fee schedules for the Fund contained breakpoints that reduce the fee rate on assets above specified levels. The Board also noted that it would consider economies of scale in connection with the annual approval review of advisory agreements.

Other Benefits to the Subadviser or its Affiliates from Serving as Subadviser

The Board considered potential “fall-out” or ancillary benefits that might be received by Lazard and its affiliates as a result of its relationships with the Fund. The Board concluded that any potential benefits to be derived by Lazard, which included the ability to use soft dollar credits, brokerage commissions received by affiliates of Lazard, potential access to additional research resources, larger assets under management and benefits to their respective reputations, were consistent with the types of benefits generally derived by subadvisers to mutual funds.

After consideration of these factors, the Board concluded that the approval of the subadvisory agreement was in the best interest of the Fund and its shareholders.

The TARGET Portfolio Trust

Board Approval of an Amended Investment Management

Agreement and New Subadvisory Agreement

Small Capitalization Value Portfolio

Matters Considered by the Board

The Board of the Trust, including a majority of the Independent Trustees, met during the Meeting that took place on December 9-11, 2014, to consider a proposal by the Manager to change the investment management fees, subadvisory arrangements and investment policies and strategies of the Target Small Capitalization Value Portfolio (the Portfolio) (such changes are collectively referred to herein from time to time as the Portfolio Repositioning).

In advance of the Meeting, the Trustees received materials relating to all aspects of the Portfolio Repositioning and had the opportunity to ask questions and request additional information in connection with their consideration of the Portfolio Repositioning. The materials included, among other things, a detailed presentation by Quantitative Management Associates LLC (QMA or the New Subadviser) of the new investment policies and strategies, which are substantially similar to those of the Prudential Small Cap Value Fund (Small Cap Value Fund), a series of Prudential Investment Portfolios 5 that is subadvised by QMA, and a comparative analysis of the Portfolio’s current expenses and its estimated expenses after the Portfolio Repositioning as compared to a peer group selected by Lipper, Inc. with investment policies and strategies similar to those of the Portfolio after the Portfolio Repositioning. It was noted that in connection with the proposed reorganization (the Proposed Reorganization) of the Small Cap Value Fund into the Portfolio, which was also being considered by the Board at the Meeting, QMA and the Manager had recommended that the Portfolio adopt investment policies and strategies substantially similar to those of Small Cap Value Fund, and that no significant investment strategy changes were anticipated to result from the Portfolio Repositioning.

It was further noted that it was proposed that a new subadvisory agreement (the Subadvisory Agreement) with QMA become effective pursuant to exemptive relief currently pending with the staff of the Securities and Exchange Commission, which would permit the Manager to enter into subadvisory agreements with wholly-owned subadvisers, such as QMA, without shareholder approval but with Board approval. The Manager advised the Board that the Portfolio’s shareholders had approved the Manager’s use of the exemptive relief at a shareholder meeting held on November 26, 20141.

At the Meeting, the Board, including a majority of the Independent Trustees, approved an amendment of the existing Investment Management Agreement between the Trust and the Manager to add a breakpoint to the contractual investment

[1]	The staff of the Securities and Exchange Commission subsequently granted the exemptive relief on December 16, 2014.

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management fee schedule for the Portfolio, the termination of the existing subadvisory agreements relating to the Portfolio between the Manager and the current subadvisers, the execution of the Subadvisory Agreement relating to the Portfolio between the Manager and QMA, and changes to the Portfolio’s investment policies and strategies as outlined at the meeting. At the Meeting, the Board received presentations from representatives of the Manager and QMA and had the opportunity to ask questions and obtain additional information about the Portfolio Repositioning, including the amendment to the Investment Management Agreement and the proposed Subadvisory Agreement. The material factors and conclusions that formed the basis for the Trustees’ determination to approve the amendment to the Investment Management Agreement and the proposed Subadvisory Agreement are discussed separately below.

Nature, Quality, and Extent of Services

With respect to the Manager, the Board noted that it had received and considered information about the Manager at the June 9-11, 2014 meetings in connection with the renewal of the management agreements between the Manager and the other Prudential Retail Funds, and that the Manager provided a representation that there were no material changes to such information. The Board also noted that it received and considered information at other regular meetings throughout the year, regarding the nature, quality and extent of services provided by the Manager. The Board considered the services to be provided by the Manager, including but not limited to the oversight of the New Subadviser, as well as the provision of fund recordkeeping, compliance and other services to the Portfolio. With respect to the Manager’s oversight of the New Subadviser, the Board noted that the Manager’s Strategic Investment Research Group, which is a business unit of the Manager, is responsible for monitoring and reporting to the Manager’s senior management on the performance and operations of the New Subadviser. The Board also noted that the Manager pays the salaries of all the officers and non-independent Trustees of the Portfolio. The Board reviewed the qualifications, backgrounds and responsibilities of the Manager’s senior management responsible for the oversight of the Portfolio and the New Subadviser, and was also provided with information pertaining to the Manager’s organizational structure, senior management, investment operations and other relevant information. The Board further noted that it received favorable compliance reports from the Trust’s Chief Compliance Officer as to the Manager. The Board noted that it had concluded that it was satisfied with the nature, quality and extent of the services provided by the Manager to the Portfolio and determined that it was reasonable to conclude that the nature, quality and extent of services to be provided by the Manager under the amended Investment Management Agreement for the Portfolio will be similar in nature to those provided under the current management agreement.

With respect to the New Subadviser, the Board noted that it had received and considered information about the New Subadviser at the June 9-11, 2014 meetings in

The TARGET Portfolio Trust

Board Approval of an Amended Investment Management

Agreement and New Subadvisory Agreement (continued)

connection with the renewal of the subadvisory agreements between the Manager and the New Subadviser with respect to other Prudential Retail Funds, and that the Manager provided a representation that there were no material changes to such information. The Board also noted that it received and considered information at other regular meetings throughout the year, regarding the nature, quality and extent of services provided by the New Subadviser. The Board considered, among other things, the qualifications, background and experience of the New Subadviser’s portfolio managers who will be responsible for the day-to-day management of the Portfolio following the Portfolio Repositioning, as well as information on the New Subadviser’s organizational structure, senior management, investment operations and other relevant information. The Board further noted that it received favorable compliance reports from the Trust’s Chief Compliance Officer as to the New Subadviser. The Board noted that it was satisfied with the nature, quality and extent of services provided by the New Subadviser with respect to the other Prudential Retail Funds served by the New Subadviser and determined that it was reasonable to conclude that the nature, quality and extent of services to be provided by the New Subadviser under the proposed subadvisory agreement for the Portfolio would be similar in nature to those provided under the other subadvisory agreements. The Board noted that the New Subadviser is affiliated with the Manager.

Investment Performance

The Board considered that it was approving the New Subadviser as the sole subadviser for the Portfolio and that the New Subadviser would be implementing new investment policies and strategies for the Portfolio as part of the Portfolio Repositioning. The Board reviewed performance information for the Small Cap Value Fund, which is managed by QMA according to investment policies and strategies that are proposed to be adopted for the Portfolio as part of the Portfolio Repositioning.

Fee Rates

The Board considered the proposed management fees under the revised management agreement of 0.60% of the Portfolio’s average daily net assets to up to $2 billion and 0.575% of the Portfolio’s average daily net assets over $2 billion be paid by the Portfolio to the Manager. The Board considered the proposed subadvisory fees to be paid by the Manager to QMA of 0.45% of the Portfolio’s average daily net assets up to $1 billion and 0.40% of the Portfolio’s average daily net assets over $1 billion.

The Board considered that the subadvisory fees would be paid by the Manager to the New Subadviser for the Portfolio. Therefore, a change in the subadvisory fee rate would not change the investment management fee paid by the Portfolio or its shareholders. The Board also considered that none of the Portfolio’s current subadvisers are affiliated with the Manager and that the New Subadviser is an affiliate

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of the Manager. Any change in the effective subadvisory fee rate would change the net investment management fee retained by the Manager. The net investment management fees to be retained by the Manager under the proposed subadvisory arrangement with the New Subadviser would be reviewed in connection with any proposed future renewal of the Portfolio’s investment management agreement or the proposed subadvisory agreement with the New Subadviser for the Portfolio. The Board considered that as part of the Portfolio Repositioning, the Manager had agreed to add a breakpoint to its investment management fees, which would benefit the Portfolio and its shareholders based on the Portfolio’s current assets under management. The Board also considered comparable subadvisory fees provided by the Manager and the New Subadviser, as applicable.

The Board noted that the Portfolio’s proposed contractual management fee of 0.60% of the Portfolio’s average daily net assets to up to $2 billion and 0.575% of the Portfolio’s average daily net assets over $2 billion and the proposed total expenses were in the first quartile (first quartile being the lowest fee) of the Lipper Peer Group. The Board concluded that the proposed management fee and total expenses were reasonable in light of the services to be provided.

Profitability

The Board was provided with information on the profitability of the Manager in serving as the Portfolio’s investment manager. The Board discussed with the Manager the methodology utilized in assembling the information regarding profitability and considered its reasonableness. The Board recognized that it is difficult to make comparisons of profitability from fund management contracts because comparative information is not generally publicly available and is affected by numerous factors, including the structure of the particular adviser, the types of funds it manages, its business mix, numerous assumptions regarding allocations and the adviser’s capital structure and cost of capital. Taking these factors into account, the Board concluded that the profitability of the Manager in relation to the services rendered was not unreasonable.

The Board noted that none of the current subadvisers was affiliated with the Manager, and concluded that the level of profitability of a subadviser not affiliated with the Manager may not be as significant as the Manager’s profitability given the arm’s length nature of the process by which the subadvisory fee rates were negotiated by the Manager and the unaffiliated subadvisers, as well as the fact that the Manager compensates the subadvisers out of its management fee. The Board further noted that the New Subadviser is affiliated with the Manager and that the Board will not separately consider the profitability of the affiliated subadviser as its profitability will be reflected in the Manager’s profitability report.

The TARGET Portfolio Trust

Board Approval of an Amended Investment Management

Agreement and New Subadvisory Agreement (continued)

Economies of Scale

The Board noted that the proposed management fee schedule for the Portfolio includes breakpoints, which have the effect of decreasing the fee rate as assets increase, and that the revised breakpoint schedule would have the effect of causing the Portfolio to realize the effect of those rate reductions at the current level of assets. The Board received and discussed information concerning whether the Manager realizes economies of scale as the Portfolio’s assets grow beyond current levels. The Board took note that the Portfolio’s revised fee structure results in benefits to Portfolio shareholders because assets have reached the levels at which the fee rate is reduced. These benefits will accrue whether or not the Manager is then realizing any economies of scale. The Board recognized the inherent limitations of any analysis of economies of scale, stemming largely from the Board’s understanding that most of the Manager’s costs are not specific to individual funds, but rather are incurred across a variety of products and services.

The Board noted that the proposed subadvisory fee schedule for the Portfolio, which is identical to the current subadvisory fee schedule for the Small Cap Value Fund, also contained breakpoints that reduce the fee rate on assets above specified levels. The Board also noted that it would consider economies of scale in connection with the annual review of advisory agreements.

Other Benefits to the Manager and the Subadvisers

The Board considered potential “fall-out” or ancillary benefits anticipated to be received by the Manager and the New Subadviser. The Board concluded that any potential benefits to be derived by the Manager were similar to benefits derived by the Manager in connection with its management of the other Prudential Retail Funds, which are reviewed on an annual basis. The Board also concluded that any potential benefits to be derived by the New Subadviser were consistent with those generally derived by subadvisers to the Prudential Retail Funds, and that those benefits are reviewed on an annual basis. The Board concluded that any potential benefits derived by the Manager and the New Subadviser were consistent with the types of benefits generally derived by investment managers and subadvisers to mutual funds.

Conclusion

Based on the materials provided to the Trustees and the presentations made by the Manager and the New Subadviser at the Board Meeting, the Board concluded that approving the amendment to the Investment Management Agreement and the Subadvisory Agreement with the New Subadviser was in the best interests of the Portfolio and its shareholders.

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Prudential Core Bond Fund (formerly, Target Intermediate-Term Bond Portfolio)

Matters Considered by the Board

The Board, including a majority of the Independent Trustees, met during the Meeting that took place on December 9-11, 2014, to consider the Manager’s proposal to change the investment management fees, subadvisory arrangements, investment objective, investment strategies, and name (such changes are collectively referred to herein from time to time as the Portfolio Repositioning) of the Target Intermediate-Term Bond Portfolio (the Portfolio).1 In advance of the Meeting, the Trustees received materials relating to all aspects of the Portfolio Repositioning and had the opportunity to ask questions and request additional information in connection with their consideration of the Portfolio Repositioning. The materials included, among other things, a detailed presentation by Prudential Investment Management, Inc. (PIM or the New Subadviser) of the new investment strategy and information about the performance of other accounts and one registered fund that are managed pursuant to the strategy. The Trustees also reviewed the Portfolio’s current expenses and its estimated expenses after the Portfolio Repositioning as compared to a peer group selected by Lipper, Inc. with investment policies and strategies similar to those of the Portfolio after the Portfolio Repositioning. It was further noted that it was proposed that the new Subadvisory Agreement become effective under exemptive relief currently pending with the staff of the Securities and Exchange Commission, pursuant to which the Manager is permitted to enter into subadvisory agreements with wholly-owned subadvisers, such as PIM, without shareholder approval but with Board approval. The Manager advised that shareholders approved the Manager’s use of the exemptive relief at a shareholder meeting held on December 3, 20142.

At the Meeting, the Board, including a majority of the Independent Trustees, approved the amendment of the Investment Management Agreement between the Trust and the Manager to reduce the investment management fee payable by the Portfolio to the Manager, the termination of the existing subadvisory agreements relating to the Portfolio between the Manager and the current subadviser, the execution of a new subadvisory agreement relating to the Portfolio between the Manager and PIM, and changes to the Portfolio’s investment objective and strategies as outlined at the meeting. At the Meeting, the Board received presentations from representatives of the Manager and PIM and had the opportunity to ask questions and

[1]	The name of the Target Intermediate-Term Bond Portfolio was changed to the Prudential Core Bond Fund effective as of February 17, 2015.
[2]	The staff of the Securities and Exchange Commission subsequently granted the exemptive relief on December 16, 2014.

The TARGET Portfolio Trust

Board Approval of an Amended Investment Management

Agreement and New Subadvisory Agreement (continued)

obtain additional information about the Portfolio Repositioning, including the amendment to the Investment Management Agreement and the proposed subadvisory arrangement. The material factors and conclusions that formed the basis for the Trustees’ determination to approve the amendment to the Investment Management Agreement and the proposed subadvisory arrangement are discussed separately below.

Nature, Quality, and Extent of Services

With respect to the Manager, the Board noted that it had received and considered information about the Manager at the June 9-11, 2014 meetings in connection with the renewal of the management agreements between the Manager and the other Prudential Retail Funds, and that the Manager provided a representation that there were no material changes to such information. The Board also noted that it received and considered information at other regular meetings throughout the year regarding the nature, quality and extent of services provided by the Manager. The Board considered the services to be provided by the Manager, including but not limited to the oversight of the New Subadviser, as well as the provision of fund recordkeeping, compliance and other services to the Portfolio. With respect to the Manager’s oversight of the New Subadviser, the Board noted that the Manager’s Strategic Investment Research Group, which is a business unit of the Manager, is responsible for monitoring and reporting to the Manager’s senior management on the performance and operations of the New Subadviser. The Board also noted that the Manager pays the salaries of all the officers and non-independent Trustees of the Portfolio. The Board reviewed the qualifications, backgrounds and responsibilities of the Manager’s senior management responsible for the oversight of the Portfolio and the New Subadviser, and was also provided with information pertaining to the Manager’s organizational structure, senior management, investment operations and other relevant information. The Board further noted that it received favorable compliance reports from the Trust’s Chief Compliance Officer as to the Manager. The Board noted that it had concluded that it was satisfied with the nature, quality and extent of the services provided by the Manager to the Portfolio and determined that it was reasonable to conclude that the nature, quality and extent of services to be provided by the Manager under the amended Investment Management Agreement for the Portfolio will be similar in nature to those provided under the current management agreement.

With respect to the New Subadviser, the Board noted that it had received and considered information about the New Subadviser at the June 9-11, 2014 meetings in connection with the renewal of the subadvisory agreements between the Manager and the New Subadviser with respect to other Prudential Retail Funds, and that the Manager provided a representation that there were no material changes to such

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information. The Board also noted that it received and considered information at other regular meetings throughout the year regarding the nature, quality and extent of services provided by the New Subadviser. The Board considered, among other things, the qualifications, background and experience of the New Subadviser’s portfolio managers who will be responsible for the day-to-day management of the Portfolio following the Portfolio Repositioning, as well as information on the New Subadviser’s organizational structure, senior management, investment operations and other relevant information. The Board further noted that it received favorable compliance reports from the Trust’s Chief Compliance Officer as to the New Subadviser. The Board noted that it was satisfied with the nature, quality and extent of services provided by the New Subadviser with respect to the other Prudential Retail Funds served by the New Subadviser and determined that it was reasonable to conclude that the nature, quality and extent of services to be provided by the New Subadviser under the proposed subadvisory agreement for the Portfolio would be similar in nature to those provided under the other subadvisory agreements. The Board noted that the New Subadviser is affiliated with the Manager.

Investment Performance

The Board considered that it was approving the New Subadviser as the sole subadviser for the Portfolio and that the New Subadviser would be implementing new investment policies and strategies for the Portfolio as part of the Portfolio Repositioning. The Board reviewed performance information for the other accounts and the registered fund that are managed pursuant to the investment policies and strategies that are proposed to be adopted for the Portfolio as part of the Portfolio Repositioning.

Fee rates

The Board considered the proposed management fees under the revised management agreement of 0.35% of average daily net assets to be paid by the Portfolio to the Manager, a reduction from the current fees of 0.45% of average daily net assets. The Board considered the proposed subadvisory fees to be paid by the Manager to PIM of 0.20% of the Portfolio’s average daily net assets, which is a reduction from the fee paid to the current subadviser of 0.25% of the Portfolio’s average daily net assets.

The Board considered that the subadvisory fees would be paid by the Manager to the New Subadviser for the Portfolio. Therefore, a change in the subadvisory fee rate would not change the investment management fee paid by the Portfolio or its shareholders. The Board also considered that the Portfolio’s current subadviser is not affiliated with the Manager and that the New Subadviser is an affiliate of the Manager. Any change in the effective subadvisory fee rate would change the net investment management fee retained by the Manager. The net investment management fees to be

The TARGET Portfolio Trust

Board Approval of an Amended Investment Management

Agreement and New Subadvisory Agreement (continued)

retained by the Manager under the proposed subadvisory arrangement with the New Subadviser would be reviewed in connection with any proposed future renewal of the Portfolio’s investment management agreement or the proposed subadvisory agreement with the New Subadviser for the Portfolio. The Board considered that as part of the Portfolio Repositioning, the Manager had agreed to add reduce its investment management fees, which would benefit the Portfolio and its shareholders. The Board also considered comparable subadvisory fees provided by the Manager and the New Subadviser, as applicable.

The Board noted that the Portfolio’s proposed contractual management fee of 0.35% of the Portfolio’s average daily net assets and the proposed total expenses were in the first quartile (first quartile being the lowest fee) of the Lipper Peer Group. The Board concluded that the proposed management fee and total expenses were reasonable in light of the services to be provided.

Profitability

The Board was provided with information on the profitability of the Manager in serving as the Portfolio’s investment manager. The Board discussed with the Manager the methodology utilized in assembling the information regarding profitability and considered its reasonableness. The Board recognized that it is difficult to make comparisons of profitability from fund management contracts because comparative information is not generally publicly available and is affected by numerous factors, including the structure of the particular adviser, the types of funds it manages, its business mix, numerous assumptions regarding allocations and the adviser’s capital structure and cost of capital. Taking these factors into account, the Board concluded that the profitability of the Manager in relation to the services rendered was not unreasonable.

The Board noted that the current subadviser was not affiliated with the Manager, and concluded that the level of profitability of a subadviser not affiliated with the Manager may not be as significant as the Manager’s profitability given the arm’s length nature of the process by which the subadvisory fee rates were negotiated by the Manager and the unaffiliated subadviser, as well as the fact that the Manager compensates the subadviser out of its management fee. The Board further noted that the New Subadviser is affiliated with the Manager and that the Board will not separately consider the profitability of the affiliated subadviser as its profitability will be reflected in the Manager’s profitability report.

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Economies of Scale

The Board noted that the proposed management fee schedule for the Portfolio, which is a reduction from the current management fee, does not include breakpoints. The Board received and discussed information concerning whether the Manager realizes economies of scale as the Portfolio’s assets grow beyond current levels. The Board took note that the Portfolio’s reduced fees would result in benefits to Portfolio shareholders. These benefits will accrue whether or not the Manager is then realizing any economies of scale. However, because of the nature of the Manager’s business, the Board could not reach definitive conclusions as to whether the Manager might realize economies of scale with respect to the Portfolio or how great they may be. The Board recognized the inherent limitations of any analysis of economies of scale, stemming largely from the Board’s understanding that most of the Manager’s costs are not specific to individual funds, but rather are incurred across a variety of products and services. In light of the Portfolio’s current size and fee rate, the Board concluded that the absence of breakpoints in the Portfolio’s fee schedule is acceptable at this time.

The Board noted that the proposed subadvisory fee for the Portfolio was lower than the fee paid by the Manager to the current subadviser. The Board also reviewed information comparing the proposed subadvisory fee to the fees charged by PIM to other accounts managed pursuant to the same strategy. The Board noted that the proposed fee did not contain breakpoints. The Board also noted that it would consider economies of scale in connection with the annual review of advisory agreements.

Other Benefits to the Manager and the Subadviser

The Board considered potential “fall-out” or ancillary benefits anticipated to be received by the Manager and the New Subadviser. The Board concluded that any potential benefits to be derived by the Manager were similar to benefits derived by the Manager in connection with its management of the other Prudential Retail Funds, which are reviewed on an annual basis. The Board also concluded that any potential benefits to be derived by the New Subadviser were consistent with those generally derived by subadvisers to the Prudential Retail Funds, and that those benefits are reviewed on an annual basis. The Board concluded that any potential benefits derived by the Manager and the New Subadviser were consistent with the types of benefits generally derived by investment managers and subadvisers to mutual funds.

Conclusion

Based on the materials provided to the Trustees and the presentations made by the Manager and the New Subadviser at the Board Meeting, the Board concluded that approving the amendment to the Investment Management Agreement and the new subadvisory agreement with the New Subadviser was in the best interests of the Portfolio and its shareholders.

The TARGET Portfolio Trust

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PROXY VOTING
The Board of Trustees has delegated to the Trust’s investment subadvisers the responsibility for voting any proxies and maintaining proxy recordkeeping with respect to the Trust. A description of these proxy voting policies and procedures is available without charge, upon request, by calling (800) 225-1852. Information regarding how the Trust voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the Trust’s website and on the Securities and Exchange Commission’s website at www.sec.gov.

TRUSTEES
Ellen S. Alberding • Kevin J. Bannon • Scott E. Benjamin • Linda W. Bynoe • Keith F. Hartstein • Michael S. Hyland • Stephen P. Munn • Stuart S. Parker • James E. Quinn • Richard A. Redeker • Stephen G. Stoneburn • Grace C. Torres

OFFICERS
Stuart S. Parker, President • Scott E. Benjamin, Vice President • M. Sadiq Peshimam, Treasurer and Principal Financial and Accounting Officer • Raymond A. O’Hara, Chief Legal Officer • Chad A. Earnst, Chief Compliance Officer • Deborah A. Docs, Secretary • Theresa C. Thompson, Deputy Chief Compliance Officer • Richard W. Kinville, Anti-Money Laundering Compliance Officer • Jonathan D. Shain, Assistant Secretary • Claudia DiGiacomo, Assistant Secretary • Amanda S. Ryan, Assistant Secretary • Andrew R. French, Assistant Secretary • Peter Parrella, Assistant Treasurer • Lana Lomuti, Assistant Treasurer • Linda McMullin, Assistant Treasurer • Kelly A. Coyne, Assistant Treasurer

MANAGER	Prudential Investments LLC	Gateway Center Three 100 Mulberry Street Newark, NJ 07102

INVESTMENT SUBADVISERS	Brown Advisory, LLC	901 S. Bond Street Suite 400 Baltimore, MD 21231

	Eagle Asset Management, Inc.	880 Carillon Parkway St. Petersburg, FL 33716

	Emerald Mutual Fund Advisers Trust	3175 Oregon Pike Leola, PA 17540

	Epoch Investment Partners, Inc.	399 Park Avenue New York, NY 10022

	Hotchkis and Wiley Capital Management, LLC	725 S. Figueroa Street 39th Floor Los Angeles, CA 90017

	Lazard Asset Management LLC	30 Rockefeller Plaza New York, NY 10112

	LSV Asset Management	155 North Wacker Drive Suite 4600 Chicago, IL 60606

	Massachusetts Financial Services Company	111 Huntington Avenue Boston, MA 02199

	NFJ Investment Group LLC	2100 Ross Avenue Dallas, TX 75201

	Pacific Investment Management Company LLC	650 Newport Center Drive Newport Beach, CA 92660

	Prudential Investment Management, Inc.	Gateway Center Two 100 Mulberry Street Newark, NJ 07102

	Quantitative Management Associates LLC	Gateway Center Two 100 Mulberry Street Newark, NJ 07102

	Wellington Management Company LLP	280 Congress Street Boston, MA 02110

DISTRIBUTOR	Prudential Investment Management Services LLC	Gateway Center Three 100 Mulberry Street Newark, NJ 07102

CUSTODIAN	The Bank of New York Mellon	One Wall Street New York, NY 10286

TRANSFER AGENT	Prudential Mutual Fund Services LLC	PO Box 9658 Providence, RI 02940

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM	KPMG LLP	345 Park Avenue New York, NY 10154

FUND COUNSEL	Willkie Farr & Gallagher LLP	787 Seventh Avenue New York, NY 10019

An investor should consider the investment objectives, risks, charges, and expenses of the Trust carefully before investing. The prospectus and summary prospectuses contain this and other information about the Trust. An investor may obtain a prospectus and summary prospectuses by visiting our website at www.prudentialfunds.com or by calling (800) 225-1852. The prospectuses and summary prospectuses should be read carefully before investing.

E-DELIVERY
To receive your mutual fund documents online, go to www.prudentialfunds.com/edelivery and enroll. Instead of receiving printed documents by mail, you will receive notification via email when new materials are available. You can cancel your enrollment or change your email address at any time by visiting the website address above.

SHAREHOLDER COMMUNICATIONS WITH TRUSTEES
Shareholders can communicate directly with the Board of Trustees by writing to the Chair of the Board, The Target Portfolio Trust, Prudential Investments, Attn: Board of Trustees, 100 Mulberry Street, Gateway Center Three, Newark, NJ 07102. Shareholders can communicate directly with an individual Trustee by writing to the same address. Communications are not screened before being delivered to the addressee.

AVAILABILITY OF PORTFOLIO SCHEDULE
The Trust files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Trust’s Forms N-Q are available on the Commission’s website at www.sec.gov. The Trust’s Forms N-Q may also be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation and location of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The Trust’s schedule of portfolio holdings is also available on the Trust’s website as of the end of each month.

Mutual Funds:

ARE NOT INSURED BY THE FDIC OR ANY FEDERAL GOVERNMENT AGENCY	MAY LOSE VALUE	ARE NOT A DEPOSIT OF OR GUARANTEED BY ANY BANK OR ANY BANK AFFILIATE

THE TARGET PORTFOLIO TRUST	NASDAQ	CUSIP		NASDAQ	CUSIP
Large Capitalization Growth (Class R)	TLCRX	875921868	Large Capitalization Value (Class T)	TALVX	875921108
Large Capitalization Growth (Class T)	TALGX	875921207	Small Capitalization Value (Class A)	TSVAX	875921785
Small Capitalization Growth (Class R)	TSCRX	875921835	Small Capitalization Value (Class Q)	TSVQX	875921777
Small Capitalization Growth (Class T)	TASGX	875921405	Small Capitalization Value (Class R)	TSVRX	875921843
International Equity (Class Q)	TIEQX	875921793	Small Capitalization Value (Class T)	TASVX	875921306
International Equity (Class R)	TEQRX	875921827	Prudential Core Bond Fund (Class A)	TPCAX	875921769
International Equity (Class T)	TAIEX	875921504	Prudential Core Bond Fund (Class C)	TPCCX	875921751
Total Return Bond (Class R)	TTBRX	875921819	Prudential Core Bond Fund (Class Q)	TPCQX	875921744
Total Return Bond (Class T)	TATBX	875921884	Prudential Core Bond Fund (Class R)	TPCRX	875921736
Mortgage-Backed Securities (Class T)	TGMBX	875921702	Prudential Core Bond Fund (Class Z)	TAIBX	875921801
Large Capitalization Value (Class R)	TLVRX	875921850

TMF158E2    0274574-00001-00

Item 2 – Code of Ethics – Not required, as this is not an annual filing.

Item 3 – Audit Committee Financial Expert – Not required, as this is not an annual filing.

Item 4 – Principal Accountant Fees and Services – Not required, as this is not an annual filing.

Item 5 – Audit Committee of Listed Registrants – Not applicable.

Item 6 – Schedule of Investments – The schedule is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7 – Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies – Not applicable.

Item 8 – Portfolio Managers of Closed-End Management Investment Companies – Not applicable.

Item 9 – Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers – Not applicable.

Item 10 – Submission of Matters to a Vote of Security Holders – Not applicable.

Item 11 – Controls and Procedures

(a)	It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)	There has been no significant change in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal quarter of the period covered by this report that has materially affected, or is likely to materially affect, the registrant’s internal control over financial reporting.

Item 12 – Exhibits

(a)	(1) Code of Ethics – Not required, as this is not an annual filing.

(2)	Certifications pursuant to Section 302 of the Sarbanes-Oxley Act – Attached hereto as Exhibit EX-99.CERT.

(3)	Any written solicitation to purchase securities under Rule 23c-1. – Not applicable.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act – Attached hereto as Exhibit EX-99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	The Target Portfolio Trust

By:	/s/ Deborah A. Docs
Deborah A. Docs
Secretary

Date:	March 20, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Stuart S. Parker
Stuart S. Parker
President and Principal Executive Officer

Date:	March 20, 2015

By:	/s/ M. Sadiq Peshimam
M. Sadiq Peshimam
Treasurer and Principal Financial and Accounting Officer

Date:	March 20, 2015